IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS




SCHWAB
EQUITY INDEX FUNDS
October 31, 2000

Annual Report enclosed


SCHWAB S&P 500 FUND

SCHWAB 1000 FUND(R)

SCHWAB SMALL-CAP INDEX FUND(R)

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

SCHWAB INTERNATIONAL INDEX FUND(R)




                                                            [CHARLESSCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS



The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder
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INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.


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
SCHWAB
EQUITY INDEX FUNDS




October 31, 2000
Annual Report

[Photo of Two Men Talking]

SCHWAB S&P 500 FUND

SCHWAB 1000 FUND(R)

SCHWAB SMALL-CAP INDEX FUND(R)

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

SCHWAB INTERNATIONAL INDEX FUND(R)




                                                            [CHARLESSCHWAB LOGO]

[CHARLES SCHWAB PHOTO]


Dear Shareholder,


We're pleased to bring you the first report for these funds that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders.

The most significant change is the new section on how to read and understand the report's financial data. We've even found ways to make the financial statements and notes more accessible. We will continue to actively look for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.


Sincerely,


/s/ Charles Schwab
   --------------------------------
Charles Schwab




SCHWAB
EQUITY INDEX
FUNDS



ANNUAL REPORT
November 1, 1999 - October 31, 2000

     1   Market Overview

     5   Schwab S&P 500 Fund
         For the first time in five years, large-cap stocks did not lead the market.

    23   Schwab 1000 Fund(R)
         Exposure to mid-cap stocks helped the fund weather a shifting market environment.

    46   Schwab Small-Cap Index Fund(R)
         Small-cap stocks had a highly volatile year, but ended the report period ahead of mid- and large-cap stocks.

    69   Schwab Total Stock Market Index Fund(TM)
         Factors affecting performance included evidence of a slowing economy and exposure to a wide range of market capitalizations.

   116   Schwab International Index Fund(R)
         While foreign stocks performed adequately when measured in local currencies, a rising dollar changed the picture for American investors.

   131   Financial Notes

   136   Proxy Results
         _______________________________________________________________________

   139   HOW TO READ THIS REPORT
         An illustrated guide to the financials, along with a glossary.

MARKET OVERVIEW


GROWTH PERIOD IS THE LONGEST IN U.S. HISTORY.

As of October 31, 2000, U.S. economic expansion was in the middle of its tenth year, marking the longest period of continuous growth in U.S. history. The main force behind the expansion has been high levels of consumer spending, fueled by increases in personal income, personal wealth and consumer confidence.

The pace of economic growth remained robust through the second quarter of 2000, then moderated somewhat in the third quarter, in part due to reduced government spending. Actual Q3 growth was lower than many analysts had expected.

Although energy prices soared, inflation still appears to remain in check. The GDP price deflator, a widely used inflation indicator, declined slightly from 2.4% in the second quarter to 2.0% in the third quarter. Source: Bloomberg L.P.


PRODUCTIVITY EMERGES AS A KEY FACTOR.

[PHOTO OF ASSEMBLY LINE]

In recent years, the Federal Reserve Bank (the Fed) demonstrated its resolve to moderate the pace of the economy's growth by raising short-term interest rates (since June 1999, it has raised these rates six times). The Fed has voiced concern that increases in wages could outpace gains in productivity, forcing companies to boost prices and potentially sparking inflation.


ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of four widely used measures of securities market performance, including U.S. stocks and bonds and international stocks.

[LINE GRAPH]

                    LEHMAN BROTHERS U.S.
                       AGGREGATE            MSCI-EAFE(R)   RUSSELL 2000(R)   S&P 500(R)
                      BOND INDEX               INDEX          INDEX            INDEX
                      ----------              -------         -----            -----
  11/5/99            0.0061                  0.005           0.0323            0.0054
 11/12/99            0.0073                   0.02           0.0495            0.0244
 11/19/99            0.0032                  0.039           0.0762            0.0435
 11/26/99            0.0011                  0.052           0.0708            0.0395
  12/3/99            0.0015                  0.053           0.0843            0.0522
 12/10/99            0.0078                  0.067           0.0894             0.041
 12/17/99            -0.003                  0.068           0.0889            0.0439
 12/24/99           -0.0061                  0.107           0.1268            0.0713
 12/31/99           -0.0051                  0.126           0.1796            0.0804
   1/7/00           -0.0057                  0.074           0.1415              0.06
  1/14/00           -0.0103                  0.101           0.1867            0.0774
  1/21/00           -0.0119                  0.076           0.2483            0.0599
  1/28/00           -0.0052                  0.071           0.1801            0.0002
   2/4/00           -0.0039                  0.093           0.2292            0.0481
  2/11/00           -0.0068                    0.1           0.2568            0.0207
  2/18/00           -0.0015                  0.083            0.277           -0.0095
  2/25/00             0.005                  0.092           0.3029           -0.0189
   3/3/00            0.0068                  0.115           0.4004            0.0381
  3/10/00            0.0048                  0.114           0.4137            0.0277
  3/17/00            0.0118                  0.101           0.3458            0.0788
  3/24/00            0.0105                  0.123           0.3449            0.1251
  3/31/00            0.0168                  0.121           0.2632            0.1049
   4/7/00            0.0249                   0.11           0.2726             0.118
  4/14/00            0.0242                  0.071            0.064            0.0002
  4/21/00            0.0233                  0.062           0.1297            0.0577
  4/28/00            0.0138                  0.061           0.1872            0.0717
   5/5/00           -0.0004                  0.057            0.203            0.0571
  5/12/00           -0.0017                  0.046           0.1521            0.0485
  5/19/00            0.0003                  0.008           0.1258            0.0381
  5/26/00            0.0112                  0.014           0.0738            0.0168
   6/2/00             0.023                  0.081           0.2045            0.0916
   6/9/00            0.0262                  0.079           0.2287            0.0766
  6/16/00            0.0349                  0.075           0.2075            0.0822
  6/23/00            0.0253                  0.065           0.2002            0.0652
  6/30/00            0.0344                  0.073           0.2155            0.0757
   7/7/00            0.0391                  0.083           0.2406            0.0937
  7/14/00            0.0376                  0.079           0.2748            0.1166
  7/21/00            0.0434                  0.055            0.228            0.0946
  7/28/00            0.0433                   0.02            0.152            0.0501
   8/4/00            0.0513                  0.016           0.1839            0.0827
  8/11/00            0.0531                  0.031           0.2002            0.0893
  8/18/00            0.0544                  0.039           0.2129             0.104
  8/25/00            0.0584                  0.046           0.2359             0.115
 09/01/00            0.0616                  0.057           0.2758             0.127
   9/8/00            0.0606                  0.014           0.2598            0.1075
  9/15/00            0.0588                 -0.009           0.2506            0.0862
  9/22/00            0.0613                 -0.024           0.2224            0.0735
  9/29/00            0.0657                 -0.017           0.2293            0.0653
  10/6/00            0.0654                  -0.02           0.1579            0.0448
 10/13/00            0.0692                 -0.051           0.1332             0.019
 10/20/00            0.0749                 -0.052             0.15            0.0361
 10/27/00            0.0736                 -0.037           0.1321            0.0233
 10/31/00             0.073                 -0.029           0.1741            0.0609

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

MARKET OVERVIEW Continued


Productivity gains are important because they enable companies to achieve greater output for every dollar spent for labor costs. Spurred mainly by technological advances, productivity grew at 4.0% during the first half of 2000 and 3.3% during the third quarter (these figures include all economic sectors except farming). However, third quarter productivity gains were partially offset by a 2.5% increase in unit labor costs -- costs that had declined in the previous quarter. Source: Bloomberg L.P.


UNEMPLOYMENT HITS NEW LOWS, YET INFLATION REMAINS AT BAY.

The unemployment rate has been trending downward for years. In April it fell below 4% -- the lowest level in 30 years and one previously considered improbable without high inflation.

[PHOTO OF WELDER]

Overall, labor markets continue to be extremely tight, and there has been evidence in some regions of labor shortages driving up wages. In spite of these regional trends, overall increases in prices and wages during the report period were relatively modest, due in part to strong productivity gains. However, an upturn in labor costs may make the Fed more sensitive to other potential signs of inflation.


STOCKS STUMBLE, RECOVER; MOST BONDS POST HEALTHY RETURNS.

U.S. equities, as measured by the major indices (chart, page 1) had positive returns for the report period. By historical standards, they also remained highly valued (P/E chart, page 4).


FIVE FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for four common measures of the state of the U.S. economy and the stock market, as well as one measure of international stock performance.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for more than nine years. Real GDP grew at a 2.4% annualized rate in Q3 2000 -- slower than the 5.2% for the first half of the year.

[BAR CHART]

Dec-90          -3.2
Mar-91            -2
Jun-91           2.3
Sep-91             1
Dec-91           2.2
Mar-92           3.8
Jun-92           3.8
Sep-92           3.1
Dec-92           5.4
Mar-93          -0.1
Jun-93           2.5
Sep-93           1.8
Dec-93           6.2
Mar-94           3.4
Jun-94           5.7
Sep-94           2.2
Dec-94             5
Mar-95           1.5
Jun-95           0.8
Sep-95           3.1
Dec-95           3.2
Mar-96           2.9
Jun-96           6.8
Sep-96             2
Dec-96           4.6
Mar-97           4.4
Jun-97           5.9
Sep-97           4.2
Dec-97           2.8
Mar-98           6.5
Jun-98           2.9
Sep-98           3.4
Dec-98           5.6
Mar-99           3.5
Jun-99           2.5
Sep-99           5.7
Dec-99           8.3
Mar-00           4.8
Jun-00           5.6
Sep-00           2.4

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

________________________________________________________________________________

"Old economy" stocks and value stocks regained popularity as many newer company stocks fell.
________________________________________________________________________________


However, the report period saw extreme volatility in the stock market, particularly for U.S. stocks. In March and April, the P/E for the Nasdaq 100 Index lost one-third of its value in just a two-week period. (The Nasdaq 100 Index reflects 100 of the largest Nasdaq companies across major industry groups, including computers, telecommunications, retail/wholesale and biotechnology, but excluding financial companies.) Volatility continued through the end of the report period as investors shifted their focus from hard-hit sectors such as technology to undervalued and established companies.

Outside the U.S., stocks were held back by uncertainty over oil prices and corporate earnings. For U.S. investors, the continued rise of the dollar against the euro and yen was a factor as well, because it eroded the dollar value of foreign stocks.

A major factor for bonds during the report period was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This created a major change in the picture for supply and demand of bonds, and resulted in an inverted yield curve (a situation where short-term bonds actually pay higher yields than long-term

[PHOTO OF STOCK EXCHANGE]


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April. Although it trended up to 4.1% during the summer months, it closed the reporting period back at 3.9%.

[LINE GRAPH]

Sep-90           5.9
Oct-90           5.9
Nov-90           6.2
Dec-90           6.3
Jan-91           6.4
Feb-91           6.6
Mar-91           6.8
Apr-91           6.7
May-91           6.9
Jun-91           6.9
Jul-91           6.8
Aug-91           6.9
Sep-91           6.9
Oct-91             7
Nov-91             7
Dec-91           7.3
Jan-92           7.3
Feb-92           7.4
Mar-92           7.4
Apr-92           7.4
May-92           7.6
Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.4
Apr-95           5.8
May-95           5.6
Jun-95           5.6
Jul-95           5.7
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.6
Dec-95           5.6
Jan-96           5.7
Feb-96           5.5
Mar-96           5.5
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.4
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.2
Apr-97             5
May-97           4.9
Jun-97             5
Jul-97           4.8
Aug-97           4.8
Sep-97           4.9
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.7
Feb-98           4.6
Mar-98           4.7
Apr-98           4.3
May-98           4.4
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.4
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.4% for the 12 months ended October 31, 2000 (2.5% if food and energy are excluded). ECI rose 4.3% for the 12 months ended September 30, 2000.

[LINE GRAPH]

Date             CPI           ECI
----             ---           ---
Sep-90           6.2           5.2
Oct-90           6.4           5.2
Nov-90           6.3           5.2
Dec-90           6.3           4.9
Jan-91           5.6           4.9
Feb-91           5.3           4.9
Mar-91           4.9           4.6
Apr-91           4.8           4.6
May-91             5           4.6
Jun-91           4.7           4.6
Jul-91           4.4           4.6
Aug-91           3.8           4.6
Sep-91           3.4           4.3
Oct-91           2.8           4.3
Nov-91           3.1           4.3
Dec-91             3           4.3
Jan-92           2.7           4.3
Feb-92           2.8           4.3
Mar-92           3.2             4
Apr-92           3.2             4
May-92             3             4
Jun-92             3           3.6
Jul-92           3.2           3.6
Aug-92           3.1           3.6
Sep-92             3           3.5
Oct-92           3.3           3.5
Nov-92           3.1           3.5
Dec-92             3           3.5
Jan-93           3.2           3.5
Feb-93           3.2           3.5
Mar-93             3           3.5
Apr-93           3.2           3.5
May-93           3.2           3.5
Jun-93             3           3.6
Jul-93           2.8           3.6
Aug-93           2.8           3.6
Sep-93           2.8           3.6
Oct-93           2.8           3.6
Nov-93           2.7           3.6
Dec-93           2.8           3.5
Jan-94           2.5           3.5
Feb-94           2.5           3.5
Mar-94           2.6           3.2
Apr-94           2.4           3.2
May-94           2.3           3.2
Jun-94           2.5           3.2
Jul-94           2.7           3.2
Aug-94           2.9           3.2
Sep-94             3           3.2
Oct-94           2.6           3.2
Nov-94           2.7           3.2
Dec-94           2.6             3
Jan-95           2.8             3
Feb-95           2.9             3
Mar-95           2.9           2.9
Apr-95           2.8           2.9
May-95           3.1           2.9
Jun-95             3           2.9
Jul-95           2.8           2.9
Aug-95           2.6           2.9
Sep-95           2.5           2.7
Oct-95           2.8           2.7
Nov-95           2.6           2.7
Dec-95           2.6           2.8
Jan-96           2.7           2.8
Feb-96           2.7           2.8
Mar-96           2.9           2.8
Apr-96           2.8           2.8
May-96           2.9           2.8
Jun-96           2.8           2.9
Jul-96           2.9           2.9
Aug-96           2.8           2.9
Sep-96             3           2.8
Oct-96             3           2.8
Nov-96           3.2           2.8
Dec-96           3.2           2.9
Jan-97             3           2.9
Feb-97             3           2.9
Mar-97           2.8           2.9
Apr-97           2.5           2.9
May-97           2.2           2.9
Jun-97           2.3           2.8
Jul-97           2.2           2.8
Aug-97           2.2           2.8
Sep-97           2.2             3
Oct-97           2.1             3
Nov-97           1.9             3
Dec-97           1.7           3.3
Jan-98           1.6           3.3
Feb-98           1.4           3.3
Mar-98           1.4           3.3
Apr-98           1.5           3.3
May-98           1.7           3.3
Jun-98           1.6           3.5
Jul-98           1.7           3.5
Aug-98           1.7           3.5
Sep-98           1.4           3.7
Oct-98           1.4           3.7
Nov-98           1.5           3.7
Dec-98           1.6           3.4
Jan-99           1.7           3.4
Feb-99           1.7           3.4
Mar-99           1.8             3
Apr-99           2.3             3
May-99           2.1             3
Jun-99             2           3.2
Jul-99           2.1           3.2
Aug-99           2.3           3.2
Sep-99           2.6           3.1
Oct-99           2.6           3.1
Nov-99           2.6           3.1
Dec-99           2.7           3.4
Jan-00           2.7           3.4
Feb-00           3.2           3.4
Mar-00           3.8           4.3
Apr-00           3.1           4.3
May-00           3.2           4.3
Jun-00           3.7           4.4
Jul-00           3.7           4.4
Aug-00           3.4           4.4
Sep-00           3.5           4.3
Oct-00           3.4

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued


bonds). While short-term interest rates rose during the report period, intermediate and long-term rates actually fell. Although these events were comparatively unusual, their net effect on performance was generally positive for bond investments.


LOOKING AHEAD: GROWTH MAY CONTINUE, BUT RATE MAY SLOW.

Through its aggressive tightening of short-term interest rates in late 1999 and the first half of 2000, the Fed has sought to slow the economy to a "soft landing" -- a growth rate that is high enough to avoid recession but not so high as to tempt inflation.

[PHOTO OF PEOPLE OUTSIDE SHOPS]

Recent evidence indicates that economic growth has indeed slowed from its torrid pace of the first half of 2000.

________________________________________________________________________________

The consensus among economists is that the U.S. economy appears poised for continued growth, albeit at lower rates than those of the past few years.
________________________________________________________________________________
                                                                 Source: Schwab.

The question remains whether the slowdown is only a temporary condition prompted by a build-up of manufacturing inventories or is the "soft landing" desired by the Fed.

Factors to watch may include consumer spending and employer competition for workers. If the slowdown is in fact the desired "soft landing," we would expect to see a slackening in one or both of these factors.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index


Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 25.6, a level still significantly above the 30-year average of 15.8.

[LINE GRAPH]

                                      S&P 500 P/E RATIO
                S&P 500 P/E RATIO      30-YEAR AVERAGE
                -----------------     -----------------
Sep-90               14.34                  15.8
Oct-90               14.67                  15.8
Nov-90               14.65                  15.8
Dec-90               15.28                  15.8
Jan-91               15.55                  15.8
Feb-91               16.87                  15.8
Mar-91               17.56                  15.8
Apr-91               17.77                  15.8
May-91               18.23                  15.8
Jun-91                17.7                  15.8
Jul-91               18.37                  15.8
Aug-91               20.35                  15.8
Sep-91               19.98                  15.8
Oct-91               20.37                  15.8
Nov-91               20.99                  15.8
Dec-91               22.89                  15.8
Jan-92               23.03                  15.8
Feb-92               25.78                  15.8
Mar-92               25.51                  15.8
Apr-92               26.03                  15.8
May-92               25.22                  15.8
Jun-92               25.23                  15.8
Jul-92               26.08                  15.8
Aug-92               24.22                  15.8
Sep-92                24.7                  15.8
Oct-92               24.64                  15.8
Nov-92                23.8                  15.8
Dec-92               24.31                  15.8
Jan-93               24.29                  15.8
Feb-93               24.44                  15.8
Mar-93               23.48                  15.8
Apr-93               22.92                  15.8
May-93               22.96                  15.8
Jun-93                22.9                  15.8
Jul-93               22.91                  15.8
Aug-93               24.21                  15.8
Sep-93               23.77                  15.8
Oct-93               24.04                  15.8
Nov-93               22.52                  15.8
Dec-93               22.95                  15.8
Jan-94               22.98                  15.8
Feb-94               21.17                  15.8
Mar-94               20.34                  15.8
Apr-94                20.1                  15.8
May-94               20.16                  15.8
Jun-94               19.77                  15.8
Jul-94               18.63                  15.8
Aug-94               18.91                  15.8
Sep-94               18.32                  15.8
Oct-94               17.51                  15.8
Nov-94               16.56                  15.8
Dec-94               16.98                  15.8
Jan-95               16.05                  15.8
Feb-95               16.22                  15.8
Mar-95               16.47                  15.8
Apr-95                  16                  15.8
May-95               16.45                  15.8
Jun-95               16.77                  15.8
Jul-95               16.61                  15.8
Aug-95               16.18                  15.8
Sep-95               16.85                  15.8
Oct-95               16.18                  15.8
Nov-95               17.86                  15.8
Dec-95               17.41                  15.8
Jan-96               18.29                  15.8
Feb-96               18.57                  15.8
Mar-96               18.94                  15.8
Apr-96               19.16                  15.8
May-96               19.48                  15.8
Jun-96                19.3                  15.8
Jul-96               18.31                  15.8
Aug-96               18.62                  15.8
Sep-96               19.73                  15.8
Oct-96               19.59                  15.8
Nov-96               21.06                  15.8
Dec-96               20.77                  15.8
Jan-97               20.52                  15.8
Feb-97               20.95                  15.8
Mar-97               19.87                  15.8
Apr-97               20.23                  15.8
May-97               21.45                  15.8
Jun-97               22.44                  15.8
Jul-97               23.99                  15.8
Aug-97               22.74                  15.8
Sep-97                  24                  15.8
Oct-97               22.84                  15.8
Nov-97               24.12                  15.8
Dec-97               24.53                  15.8
Jan-98               25.03                  15.8
Feb-98               26.49                  15.8
Mar-98               27.98                  15.8
Apr-98               26.69                  15.8
May-98               26.15                  15.8
Jun-98               27.27                  15.8
Jul-98               26.94                  15.8
Aug-98                22.9                  15.8
Sep-98               24.35                  15.8
Oct-98               28.07                  15.8
Nov-98               30.31                  15.8
Dec-98               32.15                  15.8
Jan-99                33.9                  15.8
Feb-99               32.64                  15.8
Mar-99               33.92                  15.8
Apr-99                33.9                  15.8
May-99               32.74                  15.8
Jun-99                34.7                  15.8
Jul-99               31.31                  15.8
Aug-99               31.21                  15.8
Sep-99               30.39                  15.8
Oct-99               30.41                  15.8
Nov-99               30.65                  15.8
Dec-99               32.53                  15.8
Jan-00               29.78                  15.8
Feb-00               28.59                  15.8
Mar-00                31.5                  15.8
Apr-00               29.41                  15.8
May-00               28.82                  15.8
Jun-00               29.31                  15.8
Jul-00               28.94                  15.8
Aug-00               30.35                  15.8
Sep-00               28.64                  15.8
Oct-00                25.6                  15.8

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.


STOCK MARKETS OF SELECTED COUNTRIES
Four best-performing and four worst-performing countries in the MSCI-EAFE(R) Index during the report period.

While foreign stocks rose 11.8% when measured in their local currencies, a rising U.S. dollar changed that into a -2.9% return for American investors.

[BAR CHART]

Finland                       25.54
Denmark                       16.93
Norway                        14.06
Italy                         11.77
MSCI-EAFE INDEX                -2.9
Ireland                      -13.08
Austria                      -13.92
Belgium                      -17.75
New Zealand                  -29.06

The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.

Data source: Bloomberg L.P.

SCHWAB
S&P 500 FUND

[PHOTO OF GERI HOM]

"The report period saw large-cap stocks end their remarkable five-year run as the strongest performing asset class."

      Portfolio Manager
      Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

TICKER SYMBOLS
INVESTOR SHARES   SWPIX
SELECT SHARES(R)  SWPPX
e.Shares(R)       SWPEX

________________________________________________________________________________

                 [INVESTMENT STYLE 1 AND MARKET CAP 1 GRAPHIC]

VALUE    BLEND   GROWTH

           X              LARGE

                          MEDIUM

                          SMALL

Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.
________________________________________________________________________________

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) Index. 2


MANAGER'S PERSPECTIVE

GIVEN THE VOLATILITY THAT PREVAILED IN EQUITY MARKETS, THE FUND PERFORMED COMPARATIVELY WELL DURING THE REPORT PERIOD. A combination of factors caused investors to trim their overall exposure to stocks. Among these factors were high stock prices, uncertainty over the outcome of the presidential election and potential interest rate hikes. Toward the end of the report period, evidence of a slowing economy reduced fears of interest rate hikes. Ordinarily this might have helped the market regain its footing, but concerns about high oil prices kept stocks in flux.

The S&P 500 Index lagged the Russell 2000(R) Index as small-cap stocks outperformed mid- and large-caps for the report period. Initially, the fund's growth stocks outperformed their value counterparts. This trend reversed in the second half of the period as investors reduced their exposure to technology issues. Best-performing sectors included utilities, capital goods, health care and financial services. All share classes of the fund tracked the performance of the S&P 500 Index for the report period.



1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/00, which may have changed since then, and is not a precise indication of risk or performance-- past, present or future.
2 "Standard & Poor's,(R)" "S&P,(R)" "S&P 500,(R)" "Standard & Poor's 500" and
  "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Schwab S&P 500 Fund


PERFORMANCE: INVESTOR SHARES


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Investor Shares with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.

[BAR CHART]

                                      1 YEAR             SINCE INCEPTION: 5/1/96
                              ----------------------     -----------------------
                                 (0.28%)                     (0.54%)
                              -------------              ---------------
           Total Return 2     5.81%   6.09%    8.70% 1   20.28%   20.82%     n/a
% of Return Lost to Taxes     7.06%     --    19.77% 1     n/a       --      n/a
       AFTER-TAX RETURN 2     5.40%     --     6.98% 1     n/a       --      n/a


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared to a similar investment in the S&P 500 Index.

[LINE GRAPH]

            INVESTOR SHARES    S&P 500 INDEX
            ---------------    -------------
 4/30/96         10000             10000
 5/31/96         10250             10257
 6/30/96         10290             10296
 7/31/96          9840              9841
 8/31/96         10040             10049
 9/30/96         10600             10613
10/31/96         10880             10906
11/30/96         11690             11731
12/31/96         11462             11498
 1/31/97         12157             12216
 2/28/97         12248             12312
 3/31/97         11744             11808
 4/30/97         12430             12511
 5/31/97         13186             13272
 6/30/97         13760             13867
 7/31/97         14849             14969
 8/31/97         14012             14131
 9/30/97         14778             14904
10/31/97         14284             14406
11/30/97         14930             15073
12/31/97         15184             15332
 1/31/98         15357             15502
 2/28/98         16455             16620
 3/31/98         17289             17471
 4/30/98         17452             17647
 5/31/98         17147             17344
 6/30/98         17838             18048
 7/31/98         17645             17857
 8/31/98         15092             15278
 9/30/98         16058             16257
10/31/98         17340             17579
11/30/98         18387             18645
12/31/98         19443             19718
 1/31/99         20253             20543
 2/28/99         19617             19904
 3/31/99         20397             20700
 4/30/99         21176             21501
 5/31/99         20663             20994
 6/30/99         21812             22159
 7/31/99         21125             21467
 8/31/99         21012             21360
 9/30/99         20428             20775
10/31/99         21709             22090
11/30/99         22150             22539
12/31/99         23448             23866
 1/31/00         22266             22668
 2/29/00         21841             22239
 3/31/00         23967             24414
 4/30/00         23241             23679
 5/31/00         22753             23194
 6/30/00         23313             23767
 7/31/00         22940             23396
 8/31/00         24361             24849
 9/30/00         23075             23537
10/31/00         22971             23438

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:
- federal income tax was deducted from distributions before reinvestment
- the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains
- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)
Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the
  Large-Cap Fund category that had track records of at least one year. These funds may or may not use tax-efficient strategies.
2 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

This chart compares performance of the fund's Select Shares with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.

                                  [BAR CHART]

                                              1 YEAR                      SINCE INCEPTION: 5/19/97
                                -----------------------------------    -----------------------------
                                       (0.15%)                                (0.26%)
                                ---------------------                  --------------------
           Total Return 2        5.94%          6.09%        8.70% 1   18.27%        18.53%      n/a
% of Return Lost to Taxes        7.91%            --        19.77% 1     n/a            --       n/a
       AFTER-TAX RETURN 2        5.47%            --         6.98% 1     n/a            --       n/a

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared to a similar investment in the S&P 500 Index.


                                  [LINE GRAPH]

                        SELECT SHARES          S&P 500 INDEX
05/19/97                 50000                 50000
05/31/97                 50935                 50930
06/30/97                 53190                 53212
07/31/97                 57395                 57442
08/31/97                 54165                 54225
09/30/97                 57120                 57191
10/31/97                 55215                 55281
11/30/97                 57745                 57841
12/31/97                 58745                 58836
01/31/98                 59375                 59489
02/28/98                 63660                 63778
03/31/98                 66880                 67043
04/30/98                 67550                 67720
05/31/98                 66370                 66556
06/30/98                 69040                 69258
07/31/98                 68295                 68524
08/31/98                 58435                 58629
09/30/98                 62165                 62387
10/31/98                 67155                 67459
11/30/98                 71245                 71547
12/31/98                 75340                 75668
01/31/99                 78475                 78831
02/28/99                 76015                 76379
03/31/99                 79030                 79434
04/30/99                 82085                 82509
05/31/99                 80140                 80561
06/30/99                 84545                 85033
07/31/99                 81885                 82380
08/31/99                 81490                 81968
09/30/99                 79230                 79721
10/31/99                 84230                 84767
11/30/99                 85935                 86491
12/31/99                 91000                 91585
01/31/00                 86420                 86987
02/29/00                 84770                 85341
03/31/00                 93050                 93687
04/30/00                 90235                 90867
05/31/00                 88350                 89004
06/30/00                 90515                 91203
07/31/00                 89110                 89780
08/31/00                 94655                 95356
09/30/00                 89635                 90322
10/31/00                 89230                 89942

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:

-    federal income tax was deducted from distributions before reinvestment

- the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category that had track records of at least one year. These funds may or may not use tax-efficient strategies.

2    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

SCHWAB S&P 500 FUND

PERFORMANCE: e.SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

This chart compares performance of the fund's e.Shares with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.

                                  [BAR CHART]

                                             1 YEAR                  SINCE INCEPTION: 5/1/96
                                ------------------------------     ----------------------------
                                     (0.25%)                             (0.43%)
                                -----------------                  -------------------
           Total Return 2        5.84%      6.09%        8.70% 1   20.39%       20.82%      n/a
% of Return Lost to Taxes        8.05%        --        19.77% 1     n/a           --       n/a
       AFTER-TAX RETURN 2        5.37%        --         6.98% 1     n/a           --       n/a

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared to a similar investment in the S&P 500 Index.


                               [LINE GRAPH]

                         e.SHARES              S&P 500 INDEX
04/30/96                  10000                       10000
05/31/96                  10250                       10257
06/30/96                  10290                       10296
07/31/96                  9840                        9841
08/31/96                  10050                       10049
09/30/96                  10600                       10613
10/31/96                  10890                       10906
11/30/96                  11710                       11731
12/31/96                  11473                       11498
01/31/97                  12179                       12216
02/28/97                  12270                       12312
03/31/97                  11766                       11808
04/30/97                  12452                       12511
05/31/97                  13209                       13272
06/30/97                  13794                       13867
07/31/97                  14873                       14969
08/31/97                  14036                       14131
09/30/97                  14803                       14904
10/31/97                  14318                       14406
11/30/97                  14964                       15073
12/31/97                  15227                       15332
01/31/98                  15390                       15502
02/28/98                  16490                       16620
03/31/98                  17336                       17471
04/30/98                  17499                       17647
05/31/98                  17193                       17344
06/30/98                  17886                       18048
07/31/98                  17692                       17857
08/31/98                  15136                       15278
09/30/98                  16103                       16257
10/31/98                  17397                       17579
11/30/98                  18446                       18645
12/31/98                  19504                       19718
01/31/99                  20316                       20543
02/28/99                  19679                       19904
03/31/99                  20459                       20700
04/30/99                  21240                       21501
05/31/99                  20737                       20994
06/30/99                  21878                       22159
07/31/99                  21199                       21467
08/31/99                  21086                       21360
09/30/99                  20501                       20775
10/31/99                  21795                       22090
11/30/99                  22227                       22539
12/31/99                  23536                       23866
01/31/00                  22350                       22668
02/29/00                  21924                       22239
03/31/00                  24057                       24414
04/30/00                  23328                       23679
05/31/00                  22850                       23194
06/30/00                  23401                       23767
07/31/00                  23037                       23396
08/31/00                  24462                       24849
09/30/00                  23172                       23537
10/31/00                  23068                       23438




All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:

-    federal income tax was deducted from distributions before reinvestment

- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category that had track records of at least one year. These funds may or may not use tax-efficient strategies.

2    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

FUND FACTS

TOP TEN HOLDINGS 1 AS OF 10/31/00
   1    GENERAL ELECTRIC CO.                     4.3%
   2    CISCO SYSTEMS, INC.                      3.0%
   3    MICROSOFT CORP.                          2.9%
   4    EXXON MOBIL CORP.                        2.5%
   5    INTEL CORP.                              2.4%
   6    PFIZER, INC.                             2.2%
   7    CITIGROUP, INC.                          1.9%
   8    AMERICAN INTERNATIONAL GROUP, INC.       1.8%
   9    MERCK & CO., INC.                        1.6%
  10    WAL-MART STORES, INC.                    1.6%
  --------------------------------------------------
  TOTAL PERCENTAGE OF INVESTMENTS               24.2%


STATISTICS AS OF 10/31/00

                                                               PEER GROUP
                                              FUND             AVERAGE 2
                                              ----             -----------
Number of Holdings                              502                137
--------------------------------------------------------------------------
Median Market Cap ($ Mil)                   $82,003            $56,749
--------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                     34.1               34.3
--------------------------------------------------------------------------
Price/Book (P/B) Ratio                          8.9                8.7
--------------------------------------------------------------------------
12-Month Yield Investor Shares                 0.82%              0.45%
--------------------------------------------------------------------------
Portfolio Turnover Rate                           9%                98%
--------------------------------------------------------------------------
Three-Year Beta                                1.00               0.95
--------------------------------------------------------------------------


EXPENSE RATIO AS OF 10/31/00

INVESTOR SHARES              0.35% 3

SELECT SHARES                0.19% 3

e.SHARES                     0.28% 3

PEER GROUP AVERAGE           1.34% 2

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Morningstar Large-Cap Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/01. The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

4    Source: Standard & Poor's(R), a division of McGraw-Hill companies.


INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P 500(R) Index. As the charts show, the total portion represented by these industries has been growing over the past five years.


AS OF 10/31/00
                                  [PIE CHART]

   1    14.8%   Business Machines
   2    12.0%   Drugs & Medicine
   3     9.8%   Electronics
   4     6.8%   Miscellaneous Finance
   5     6.3%   Telephone
   6     5.6%   Producer Goods
   7     5.2%   Retail
   8     5.1%   Banks
   9     4.7%   Business Services
  10     4.2%   International Oil
        25.6%   Other





AS OF 10/31/99
                                  [PIE CHART]

   1    13.4%   Business Machines
   2    10.9%   Drugs & Medicine
   3     8.3%   Telephone
   4     8.0%   Electronics
   5     6.5%   Banks
   6     6.4%   Retail
   7     5.8%   Miscellaneous Finance
   8     5.4%   Producer Goods
   9     4.2%   International Oil
  10     3.8%   Food & Agriculture
        27.4%   Other




AS OF 10/31/95

                                   [PIE CHART]

   1    10.0%   Drugs & Medicine
   2     8.9%   Telephone
   3     6.6%   International Oil
   4     6.5%   Food & Agriculture
   5     6.2%   Banks
   6     5.7%   Business Machines
   7     5.2%   Producer Goods
   8     5.1%   Electronics
   9     4.6%   Retail
  10     4.5%   Energy & Utilities
        36.8%   Other

SCHWAB S&P 500 FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                 11/1/99 -     11/1/98 -        11/1/97 -       11/1/96 -        5/1/96 1 -
 INVESTOR SHARES                                  10/31/00      10/31/99         10/31/98        10/31/97         10/31/96
 PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period            21.17          17.05            14.17           10.88           10.00
                                                   -----          -----            -----           -----           -----
 Income from investment operations:
     Net investment income                          0.17           0.17             0.16            0.14            0.08
     Net realized and unrealized gains              1.06           4.10             2.85            3.24            0.80
                                                   -----          -----            -----           -----           -----
     Total income from investment operations        1.23           4.27             3.01            3.38            0.88
 Less distributions:
     Dividends from net investment income          (0.18)         (0.15)           (0.13)          (0.09)             --
     Distributions from net realized gains         (0.07)            --               --              --              --
                                                   -----          -----            -----           -----           -----
     Total distributions                           (0.25)         (0.15)           (0.13)          (0.09)             --
                                                   -----          -----            -----           -----           -----
 Net asset value at end of period                  22.15          21.17            17.05           14.17           10.88
                                                   =====          =====            =====           =====           =====
 Total return (%)                                   5.81          25.20            21.39           31.29            8.80 2

 RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets                                0.35 4         0.35             0.35            0.38            0.49 3
 Expense reductions reflected in above ratio        0.16           0.27             0.28            0.32            0.40 3
 Ratio of net investment income to
  average net assets                                0.81           1.01             1.25            1.49            1.89 3
 Portfolio turnover rate                               9              3                1               3               1
 Net assets, end of period ($ x 1,000,000)         3,617          3,183            1,935             923             244

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


10 See the Financial Notes, which
   are integral to this information.

                                                       11/1/99 -           11/1/98 -        11/1/97 -      5/19/97 1 -
SELECT SHARES(R)                                        10/31/00            10/31/99         10/31/98       10/31/97
 PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                  21.23               17.09            14.19          12.85
                                                         -----               -----            -----          -----
 Income from investment operations:
     Net investment income                                0.20                0.20             0.26           0.05
     Net realized and unrealized gains                    1.06                4.12             2.78           1.29
                                                         -----               -----            -----          -----
     Total income from investment operations              1.26                4.32             3.04           1.34
 Less distributions:
     Dividends from net investment income                (0.21)              (0.18)           (0.14)            --
     Distributions from net realized gains               (0.07)                 --               --             --
                                                         -----               -----            -----          -----
     Total distributions                                 (0.28)              (0.18)           (0.14)            --
                                                         -----               -----            -----          -----
 Net asset value at end of period                        22.21               21.23            17.09          14.19
                                                         =====               =====            =====          =====
 Total return (%)                                         5.94               25.42            21.63          10.43 2

 RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses
  to average net assets                                   0.19 4              0.19             0.19           0.19 3
 Expense reductions reflected in above ratio              0.16                0.28             0.28           0.34 3

 Ratio of net investment income to
  average net assets                                      0.98                1.17             1.40           1.46 3
 Portfolio turnover rate                                     9                   3                1              3
 Net assets, end of period ($ x 1,000,000)               4,357               3,750            1,548            486

                                                       11/1/99 -     11/1/98 -       11/1/97 -     11/1/96 -      5/1/96 1 -
 e.SHARES(R)                                            10/31/00      10/31/99        10/31/98      10/31/97       10/31/96
 PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                 21.21          17.08          14.19          10.89         10.00
                                                        -----          -----          -----          -----         -----
 Income from investment operations:
     Net investment income                               0.20           0.20           0.15           0.21          0.04
 Net realized and unrealized gains                       1.04           4.09           2.88           3.19          0.85
                                                        -----          -----          -----          -----         -----
     Total income from investment operations             1.24           4.29           3.03           3.40          0.89
 Less distributions:
     Dividends from net investment income               (0.21)         (0.16)         (0.14)         (0.10)           --
     Distributions from net realized gains              (0.07)            --             --             --            --
                                                        -----          -----          -----          -----         -----
     Total distributions                                (0.28)         (0.16)         (0.14)         (0.10)           --
                                                        -----          -----          -----          -----         -----
 Net asset value at end of period                       22.17          21.21          17.08          14.19         10.89
                                                        =====          =====          =====          =====         =====
 Total return (%)                                        5.84          25.28          21.50          31.48          8.90 2

 RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses
  to average net assets                                  0.28 5         0.28           0.28           0.28          0.28 3
 Expense reductions reflected in above ratio             0.07           0.20           0.24           0.33          0.91 3

 Ratio of net investment income to
  average net assets                                     0.88           1.08           1.32           1.61          1.82 3
 Portfolio turnover rate                                    9              3              1              3             1
 Net assets, end of period ($ x 1,000,000)                441            435            281            132            36

1 Commencement of operations

2 Not annualized.

3 Annualized.

4 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


                                           See the Financial Notes, which    11
                                           are integral to this information.

SCHWAB S&P 500 FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of October 31, 2000

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

+    New holding (since 10/31/99)

-    Non-income producing security

*    American Depositary Receipt

#    Collateral for open futures contracts

##   Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.


                                  [PIE CHART]


ALL DOLLAR VALUES ARE IN THOUSANDS.

COMMON STOCK                    99.8%
  Market Value: $8,403,483
  Cost: $6,336,019

OTHER INVESTMENT COMPANIES       0.2%
  Market Value: $16,410
  Cost: $16,410

U.S. TREASURY OBLIGATIONS        0.0%
  Market Value: $640
  Cost: $640
-------------------------------------
TOTAL INVESTMENTS              100.0%
  Market Value: $8,420,533
  Cost: $6,353,069


     COMMON STOCK 99.8% OF INVESTMENTS

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     AEROSPACE / DEFENSE  1.3%
     ---------------------------------------------------------------------------
     B.F. Goodrich Co.  67,713                                             2,772
     Boeing Co.  599,654                                                  40,664
     Crane Co.  39,269                                                     1,028
     General Dynamics Corp.  132,962                                       9,515
     Lockheed Martin Corp.  285,310                                       10,228
     Northrop Grumman Corp.  48,339                                        4,060
     Raytheon Co., Class B  226,694                                        7,750
     Rockwell International Corp.  123,536                                 4,857
     Textron, Inc.  96,045                                                 4,844
     TRW, Inc.  82,157                                                     3,451
     United Technologies Corp.  312,984                                   21,850
                                                                     -----------
                                                                         111,019

     AIR TRANSPORTATION  0.3%
     ---------------------------------------------------------------------------
-    AMR Corp.  99,584                                                     3,261
     Delta Air Lines, Inc.  81,006                                         3,828
-    FedEx Corp.  190,688                                                  8,936
     Southwest Airlines Co.  333,218                                       9,497
-    U.S. Airways Group, Inc.  44,190                                      1,668
                                                                     -----------
                                                                          27,190

     ALCOHOLIC BEVERAGES  0.4%
     ---------------------------------------------------------------------------
     Adolph Coors Co., Class B  25,077                                     1,597
     Anheuser-Busch Cos., Inc.  605,354                                   27,695
     Brown-Forman Corp., Class B  45,744                                   2,785
                                                                     -----------
                                                                          32,077

     APPAREL  0.1%
     ---------------------------------------------------------------------------
     Liz Claiborne, Inc.  36,346                                           1,545
     Nike, Inc., Class B  179,803                                          7,181
-    Reebok International Ltd.  38,318                                       826
     Russell Corp.  21,076                                                   337
     Springs Industries, Inc., Class A  11,542                               272
     VF Corp.  76,062                                                      2,077
                                                                     -----------
                                                                          12,238

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co.  49,364                                        540
     Cummins Engine Co., Inc.  26,980                                        917
     Dana Corp.  99,596                                                    2,210
     Danaher Corp.  94,200                                                 5,946
     Delphi Automotive Systems Corp.  374,280                              5,872
     Eaton Corp.  48,661                                                   3,312
     Ford Motor Co.  1,264,885                                            33,045
     General Motors Corp.  358,473                                        22,270
     Genuine Parts Co.  115,876                                            2,470
     Goodyear Tire & Rubber Co.  103,926                                   1,923
+    Harley-Davidson, Inc.  202,300                                        9,748
-    Navistar International Corp.  40,353                                  1,334
+    Visteon Corp.  86,916                                                 1,537
                                                                     -----------
                                                                          91,124

     BANKS  5.3%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.  251,050                                             3,499
     Bank of America Corp.  1,097,599                                     52,753
     Bank of New York Co., Inc.  493,286                                  28,395


12  See the Financial Notes, which
    are integral to this information.

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


       Bank One Corp.  772,224                                            28,186
       BB&T Corp.  267,272                                                 8,519
       Chase Manhattan Corp.  874,905                                     39,808
       Comerica, Inc.  104,430                                             6,298
       Fifth Third Bancorp.  310,024                                      15,927
       First Union Corp.  658,121                                         19,949
       Firstar Corp.  640,491                                             12,610
       FleetBoston Financial Corp.  603,020                               22,915
       Golden West Financial Corp.  105,357                                5,907
       Huntington Bancshares, Inc.  165,911                                2,385
       J.P. Morgan & Co., Inc.  105,974                                   17,539
       KeyCorp, Inc.  287,808                                              7,105
       Mellon Financial Corp.  325,252                                    15,693
       National City Corp.  403,700                                        8,629
       Northern Trust Corp.  148,400                                      12,670
    +  Old Kent Financial Corp.  90,510                                    2,506
       PNC Financial Services Group  193,241                              12,923
       Providian Financial Corp.  95,094                                   9,890
       Regions Financial Corp.  146,300                                    3,447
       SouthTrust Corp.  111,400                                           3,607
       State Street Corp.  107,535                                        13,414
       Summit Bancorp.  115,700                                            4,339
       SunTrust Banks, Inc.  198,747                                       9,701
       Synovus Financial Corp.  188,647                                    4,068
       U.S. Bancorp.  497,181                                             12,026
       Union Planters Corp.  91,100                                        3,080
       Wachovia Corp.  135,526                                             7,318
       Wells Fargo & Co.  1,100,006                                       50,944
                                                                     -----------
                                                                         446,050

       BUSINESS MACHINES & SOFTWARE  14.8%
       -------------------------------------------------------------------------
    -  Adaptec, Inc.  67,700                                               1,071
       Adobe Systems, Inc.  160,608                                       12,216
    -  Apple Computer, Inc.  215,932                                       4,224
       Autodesk, Inc.  37,800                                                834
    -  BMC Software, Inc.  163,300                                         3,317
    -  Cabletron Systems, Inc.  122,329                                    3,318
    -  Ceridian Corp.  96,820                                              2,421
 - (2) Cisco Systems, Inc.  4,741,480                                    255,448
       Compaq Computer Corp.  1,135,894                                   34,543
    -  Compuware Corp.  242,500                                            1,910
    -  Comverse Technology, Inc.  103,900                                 11,611
    -  Dell Computer Corp.  1,728,528                                     50,992
    -  EMC Corp.  1,458,974                                              129,940
    -  Gateway, Inc.  215,400                                             11,117
       Hewlett-Packard Co.  1,332,646                                     61,885
       International Business Machines Corp.  1,178,904                  116,122
    -  Lexmark International Group, Inc., Class A  85,600                  3,510
 - (3) Microsoft Corp.  3,516,112                                        242,172
 -  +  NCR Corp.  64,100                                                   2,764
    -  Network Appliance, Inc.  208,600                                   24,823
    -  Novell, Inc.  215,229                                               1,937
 -  +  Novellus Systems, Inc.  87,450                                      3,580
    -  Oracle Corp.  3,761,580                                           124,132
       Pitney Bowes, Inc.  169,602                                         5,035
       Seagate Technology, Inc.  153,111                                  10,699
    -  Sun Microsystems, Inc.  1,060,984                                 117,637
    -  Unisys Corp.  208,715                                               2,661
       Xerox Corp.  447,174                                                3,773
                                                                     -----------
                                                                       1,243,692

       BUSINESS SERVICES  6.0%
       -------------------------------------------------------------------------
    -  Allied Waste Industries, Inc.  130,200                              1,204
    -  America Online, Inc.  1,542,700                                    77,798
       Automatic Data Processing, Inc.  419,124                           27,374
    -  Cendant Corp.  487,695                                              5,852
 -  +  Citrix Systems, Inc.  123,400                                       2,730
       Computer Associates International, Inc.  394,990                   12,590
    -  Computer Sciences Corp.  112,722                                    7,101
 -  +  Convergys Corp.  102,241                                            4,454
       Deluxe Corp.  48,172                                                1,087
       Ecolab, Inc.  84,770                                                3,322
       Electronic Data Systems Corp.  310,800                             14,588
       Equifax, Inc.  94,215                                               3,250
       Exelon Corp.  216,373                                              13,009
       First Data Corp.  271,527                                          13,610
       H&R Block, Inc.  60,917                                             2,174
       IMS Health, Inc.  198,186                                           4,682
       Interpublic Group of Cos., Inc.  205,720                            8,833
 -  +  Mercury Interactive Corp.  53,100                                   5,894
       National Service Industries, Inc.  26,600                             544
       Nortel Networks Corp.  1,995,680                                   90,803
       Omnicom Group, Inc.  119,200                                       10,996
    -  Parametric Technology Corp.  180,632                                2,224


                                           See the Financial Notes, which     13
                                           are integral to this information.

       SCHWAB S&P 500 FUND -- FINANCIALS
       PORTFOLIO HOLDINGS Continued
       As of October 31, 2000

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


       Paychex, Inc.  248,325                                             14,077
    -  PeopleSoft, Inc.  185,800                                           8,108
 -  +  Sapient Corp.  79,200                                               2,817
 -  +  Siebel Systems, Inc.  278,900                                      29,267
    +  Stilwell Financial, Inc.  149,200                                   6,686
       Tyco International Ltd.  1,145,288                                 64,924
 -  +  VERITAS Software Corp.  268,400                                    37,849
       Waste Management, Inc.  414,426                                     8,289
 -  +  Yahoo!, Inc.  367,100                                              21,521
                                                                     -----------
                                                                         507,657

       CHEMICAL  0.9%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.  153,258                             5,718
       Dow Chemical Co.  452,328                                          13,853
       E.I. du Pont de Nemours & Co.  696,654                             31,611
       Eastman Chemical Co.  51,364                                        2,202
       Great Lakes Chemical Corp.  35,725                                  1,192
       Hercules, Inc.  70,157                                              1,285
       PPG Industries, Inc.  115,575                                       5,158
       Praxair, Inc.  105,030                                              3,912
       Rohm & Haas Co.  143,850                                            4,324
       Sigma-Aldrich Corp.  53,709                                         1,920
       Union Carbide Corp.  90,260                                         3,881
    -  W.R. Grace & Co.  45,500                                              173
                                                                     -----------
                                                                          75,229

       CONSTRUCTION  0.2%
       -------------------------------------------------------------------------
       Armstrong Holdings, Inc.  26,100                                       75
       Centex Corp.  39,122                                                1,448
       Fluor Corp.  49,875                                                 1,746
       Kaufman & Broad Home Corp.  31,181                                    928
       Masco Corp.  303,790                                                5,677
       Pulte Corp.  26,888                                                   896
       Sherwin-Williams Co.  107,861                                       2,339
       The Stanley Works  57,186                                           1,523
       Vulcan Materials Co.  66,700                                        2,801
                                                                     -----------
                                                                          17,433

       CONSUMER: DURABLE  0.1%
       -------------------------------------------------------------------------
       Black & Decker Corp.  55,597                                        2,092
       Leggett & Platt, Inc.  131,400                                      2,152
       Maytag Corp.  51,356                                                1,470
       Whirlpool Corp.  47,656                                             2,073
                                                                     -----------
                                                                           7,787

       CONSUMER: NONDURABLE  0.7%
       -------------------------------------------------------------------------
       American Greetings Corp., Class A  42,057                             765
       Darden Restaurants, Inc.  80,320                                    1,807
       Fortune Brands, Inc.  103,558                                       3,048
       Harcourt General, Inc.  48,300                                      2,707
       Hasbro, Inc.  114,397                                               1,230
       Mattel, Inc.  287,507                                               3,720
       McDonald's Corp.  882,474                                          27,357
       Newell Rubbermaid, Inc.  177,033                                    3,397
 -  +  Starbucks Corp.  124,800                                            5,577
    -  Tricon Global Restaurants, Inc.  96,450                             2,894
       Tupperware Corp.  37,578                                              644
       Wendy's International, Inc.  77,475                                 1,685
                                                                     -----------
                                                                          54,831

       CONTAINERS  0.1%
       -------------------------------------------------------------------------
       Ball Corp.  19,763                                                    694
       Bemis Co., Inc.  34,711                                               898
       Crown Cork & Seal Co., Inc.  84,468                                   771
    -  Owens-Illinois, Inc.  97,593                                          579
 -  +  Pactiv Corp.  111,556                                               1,171
    -  Sealed Air Corp.  55,426                                            2,667
                                                                     -----------
                                                                           6,780

       ELECTRONICS  8.6%
       -------------------------------------------------------------------------
    -  ADC Telecommunications, Inc.  514,300                              10,993
    -  Advanced Micro Devices, Inc.  207,688                               4,699
 -  +  Altera Corp.  266,700                                              10,918
 -  +  American Power Conversion Corp.  128,550                            1,663
    -  Analog Devices, Inc.  236,900                                      15,399
    -  Andrew Corp.  53,888                                                1,418
    -  Applied Materials, Inc.  542,024                                   28,795
 -  +  Broadcom Corp., Class A  148,874                                   33,106
 -  +  Conexant Systems, Inc.  151,900                                     3,997
   (5) Intel Corp.  4,486,048                                            201,872
       ITT Industries, Inc.  58,647                                        1,910
 -  +  JDS Uniphase Corp.  626,600                                        51,029
    -  KLA-Tencor Corp.  123,550                                           4,178
    +  Linear Technology Corp.  207,800                                   13,416
    -  LSI Logic Corp.  206,794                                            6,798
       Lucent Technologies, Inc.  2,229,635                               51,978
 -  +  Maxim Integrated Products, Inc.  189,000                           12,533
    -  Micron Technology, Inc.  376,280                                   13,076


14  See the Financial Notes, which
    are integral to this information.

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


    +  Molex, Inc.  131,300                                                7,090
       Moody's Corp.  107,956                                              2,841
       Motorola, Inc.  1,456,998                                          36,334
    -  National Semiconductor Corp.  117,937                               3,066
    -  Nextel Communications, Inc., Class A  508,800                      19,557
       PE Corp.--PE Biosystems Group  139,064                             16,270
       PerkinElmer, Inc.  33,096                                           3,955
 -  +  Power-One, Inc.  49,100                                             3,483
    -  QUALCOMM, Inc.  497,900                                            32,418
 -  +  Sanmina Corp.  100,900                                             11,534
       Scientific-Atlanta, Inc.  106,224                                   7,270
    -  Solectron Corp.  402,000                                           17,688
       Tektronix, Inc.  32,405                                             2,309
    -  Tellabs, Inc.  273,456                                             13,656
 -  +  Teradyne, Inc.  115,200                                             3,600
       Texas Instruments, Inc.  1,154,904                                 56,662
    -  Thermo Electron Corp.  114,714                                      3,327
       Thomas & Betts Corp.  37,815                                          572
 -  +  Xilinx, Inc.  219,700                                              15,915
                                                                     -----------
                                                                         725,325

       ENERGY: RAW MATERIALS  1.0%
       -------------------------------------------------------------------------
       Anadarko Petroleum Corp.  162,089                                  10,382
       Apache Corp.  81,789                                                4,524
       Baker Hughes, Inc.  220,508                                         7,580
       Burlington Resources, Inc.  144,155                                 5,190
    +  Devon Energy Corp.  84,900                                          4,279
       Eastern Enterprises  17,843                                         1,149
       Halliburton Co.  296,829                                           11,001
       McDermott International, Inc.  38,900                                 377
 -  +  Nabors Industries, Inc.  97,400                                     4,958
       Occidental Petroleum Corp.  244,992                                 4,869
    -  Rowan Cos., Inc.  62,881                                            1,584
       Schlumberger Ltd.  380,934                                         28,999
                                                                     -----------
                                                                          84,892

       FOOD & AGRICULTURE  3.2%
       -------------------------------------------------------------------------
       Archer-Daniels-Midland Co.  419,874                                 4,619
       Campbell Soup Co.  281,527                                          8,235
       Coca-Cola Co.  1,654,682                                           99,901
       Coca-Cola Enterprises, Inc.  279,600                                5,138
       ConAgra, Inc.  355,400                                              7,597
       General Mills, Inc.  191,568                                        7,998
       H.J. Heinz Co.  232,138                                             9,735
       Hershey Foods Corp.  91,198                                         4,953
       Kellogg Co.  271,162                                                6,881
       Nabisco Group Holdings Corp.  218,200                               6,301
       PepsiCo, Inc.  964,297                                             46,708
       Quaker Oats Co.  88,487                                             7,217
       Ralston Purina Group  203,869                                       4,944
       Sara Lee Corp.  579,638                                            12,498
       Supervalu, Inc.  90,954                                             1,398
       Sysco Corp.  222,428                                               11,608
    *  Unilever NV  381,932                                               19,407
       Wm. Wrigley Jr. Co.  75,543                                         5,982
                                                                     -----------
                                                                         271,120

       GOLD  0.1%
       -------------------------------------------------------------------------
       Barrick Gold Corp.  262,079                                         3,505
       Homestake Mining Co.  174,807                                         721
       Newmont Mining Corp.  111,669                                       1,515
       Placer Dome, Inc.  218,900                                          1,779
                                                                     -----------
                                                                           7,520

       HEALTHCARE / DRUGS & MEDICINE  11.9%
       -------------------------------------------------------------------------
       Abbott Laboratories  1,037,614                                     54,799
       Aetna, Inc.  94,158                                                 5,444
       Allergan, Inc.  87,670                                              7,370
    -  ALZA Corp.  76,778                                                  6,214
       American Home Products Corp.  871,110                              55,316
    -  Amgen, Inc.  687,116                                               39,810
       Bausch & Lomb, Inc.  34,816                                         1,343
       Baxter International, Inc.  194,784                                16,009
       Becton, Dickinson & Co.  169,310                                    5,672
 -  +  Biogen, Inc.  98,300                                                5,916
       Biomet, Inc.  118,498                                               4,288
    -  Boston Scientific Corp.  271,712                                    4,330
       Bristol-Myers Squibb Co.  1,313,564                                80,045
       C.R. Bard, Inc.  33,520                                             1,404
       Cardinal Health, Inc.  185,190                                     17,547
       Eli Lilly & Co.  754,724                                           67,453
    -  Guidant Corp.  204,620                                             10,832
    +  HCA--The Healthcare Co.  371,816                                   14,849
    -  HealthSouth Corp.  255,409                                          3,065
    -  Humana, Inc.  109,242                                               1,325
       Johnson & Johnson  930,180                                         85,693
 -  +  King Pharmaceuticals, Inc.  110,610                                 4,957
    -  Manor Care, Inc.  66,333                                            1,107
       McKesson HBOC, Inc.  189,420                                        5,316


                                           See the Financial Notes, which
                                           are integral to this information.  15

       SCHWAB S&P 500 FUND -- FINANCIALS
       PORTFOLIO HOLDINGS Continued
       As of October 31, 2000

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


 -  +  Medimmune, Inc.  139,900                                            9,146
       Medtronic, Inc.  801,054                                           43,507
   (9) Merck & Co., Inc.  1,539,046                                      138,418
   (6) Pfizer, Inc.  4,218,577                                           182,190
       Pharmacia Corp.  869,480                                           47,821
 -  +  Quintiles Transnational Corp.  76,800                               1,070
       Schering-Plough Corp.  980,962                                     50,703
    -  St. Jude Medical, Inc.  55,892                                      3,074
    -  Tenet Healthcare Corp.  210,433                                     8,273
       UnitedHealth Group, Inc.  107,392                                  11,746
    -  Watson Pharmaceuticals, Inc.  67,800                                4,242
    -  Wellpoint Health Networks, Inc.  41,800                             4,888
                                                                     -----------
                                                                       1,005,182

       HOUSEHOLD PRODUCTS  1.5%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B  36,317                                 1,219
       Avon Products, Inc.  158,754                                        7,700
       Clorox Co.  156,532                                                 6,985
       Colgate-Palmolive Co.  383,836                                     22,554
       Gillette Co.  703,438                                              24,532
       International Flavors & Fragrances, Inc.  67,128                    1,124
       Procter & Gamble Co.  873,922                                      62,431
                                                                     -----------
                                                                         126,545

       INSURANCE  3.8%
       -------------------------------------------------------------------------
       AFLAC, Inc.  176,800                                               12,917
       Allstate Corp.  490,718                                            19,751
       American General Corp.  168,822                                    13,590
   (8) American International Group, Inc.  1,547,015                     151,607
       Aon Corp.  169,448                                                  7,022
       Chubb Corp.  117,260                                                9,901
       CIGNA Corp.  104,965                                               12,800
       Cincinnati Financial Corp.  106,945                                 3,930
       Conseco, Inc.  216,102                                              1,499
       Hartford Financial Services Group, Inc.  149,992                   11,165
       Jefferson-Pilot Corp.  68,322                                       4,697
       Lincoln National Corp.  127,526                                     6,169
       Loew's Corp.  66,440                                                6,042
       Marsh & McLennan Cos., Inc.  180,978                               23,663
       MBIA, Inc.  65,186                                                  4,738
       MGIC Investment Corp.  71,238                                       4,853
       Progressive Corp.  48,751                                           4,790
       SAFECO Corp.  84,791                                                2,051
       St. Paul Cos., Inc.  149,316                                        7,652
       Torchmark Corp.  85,289                                             2,841
       UnumProvident Corp.  159,928                                        4,518
                                                                     -----------
                                                                         316,196

       MEDIA  3.3%
       -------------------------------------------------------------------------
    -  Clear Channel Communications, Inc.  391,298                        23,502
    -  Comcast Corp., Special Class A  604,558                            24,636
       Dow Jones & Co., Inc.  58,050                                       3,418
       Gannett Co., Inc.  176,292                                         10,225
       Knight-Ridder, Inc.  50,683                                         2,547
       McGraw-Hill Cos., Inc.  130,364                                     8,368
       Meredith Corp.  33,012                                              1,048
       New York Times Co., Class A  111,300                                4,090
       R.R. Donnelley & Sons Co.  80,106                                   1,722
       Seagram Co. Ltd.  290,875                                          16,616
       Time Warner, Inc.  884,340                                         67,130
       Tribune Co.  206,012                                                7,635
    -  Viacom, Inc., Class B  1,013,400                                   57,637
       The Walt Disney Co.  1,392,830                                     49,881
                                                                     -----------
                                                                         278,455

       MISCELLANEOUS  0.5%
       -------------------------------------------------------------------------
 -  +  Agilent Technologies, Inc.  301,795                                13,977
 -  +  Palm, Inc.  377,540                                                20,222
 -  +  Sabre Group Corp.  86,301                                           2,886
       XCEL Energy, Inc.  226,270                                          5,784
                                                                     -----------
                                                                          42,869

       MISCELLANEOUS FINANCE  6.5%
       -------------------------------------------------------------------------
       American Express Co.  892,237                                      53,534
       Associates First Capital Corp., Class A  485,702                   18,032
       Bear Stearns Cos., Inc.  71,701                                     4,347
       Capital One Financial Corp.  131,350                                8,291
   ##  Charles Schwab Corp.  922,560                                      32,405
    +  Charter One Financial, Inc.  139,950                                3,210
    +  CIT Group, Inc., Class A  177,400                                   3,093
   (7) Citigroup, Inc.  3,005,908                                        158,186
       Countrywide Credit Industries, Inc.  75,824                         2,839
       Fannie Mae  676,117                                                52,061
       Franklin Resources, Inc.  162,800                                   6,974
       Freddie Mac  464,452                                               27,867


16  See the Financial Notes, which
    are integral to this information.

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


       Household International, Inc.  314,908                             15,844
       Lehman Brothers Holdings, Inc.  162,200                            10,462
       MBNA Corp.  569,120                                                21,378
       Merrill Lynch & Co., Inc.  538,084                                 37,666
       Morgan Stanley Dean Witter & Co.  751,772                          60,377
       Paine Webber Group, Inc.  98,600                                    7,025
       T. Rowe Price Associates, Inc.  80,300                              3,759
       USA Education, Inc.  103,200                                        5,766
       Washington Mutual, Inc.  359,856                                   15,834
                                                                     -----------
                                                                         548,950

       NON-FERROUS METALS  0.4%
       -------------------------------------------------------------------------
       Alcan Aluminum Ltd.  222,774                                        7,031
       Alcoa, Inc.  577,346                                               16,563
       Engelhard Corp.  87,001                                             1,816
    -  Freeport-McMoRan Copper & Gold, Inc., Class B  106,415                845
    -  Inco Ltd.  121,449                                                  1,875
       Phelps Dodge Corp.  52,654                                          2,462
                                                                     -----------
                                                                          30,592

       OIL: DOMESTIC  0.6%
       -------------------------------------------------------------------------
       Amerada Hess Corp.  60,092                                          3,726
       Ashland, Inc.  46,356                                               1,518
       Conoco, Inc., Class B  416,300                                     11,318
       Kerr-McGee Corp.  62,573                                            4,087
       Phillips Petroleum Co.  169,950                                    10,494
       Sunoco, Inc.  57,752                                                1,729
       Tosco Corp.  96,000                                                 2,748
       Transocean Sedco Forex, Inc.  140,883                               7,467
       Unocal Corp.  161,316                                               5,505
       USX-Marathon Group, Inc.  207,402                                   5,639
                                                                     -----------
                                                                          54,231

       OIL: INTERNATIONAL  4.2%
       -------------------------------------------------------------------------
       Chevron Corp.  436,168                                             35,820
   (4) Exxon Mobil Corp.  2,327,853                                      207,615
    *  Royal Dutch Petroleum Co.  1,432,980                               85,083
       Texaco, Inc.  368,354                                              21,756
                                                                     -----------
                                                                         350,274

       OPTICAL & PHOTO  0.1%
       -------------------------------------------------------------------------
       Eastman Kodak Co.  205,781                                          9,234
       Polaroid Corp.  29,495                                                297
                                                                     -----------
                                                                           9,531

       PAPER & FOREST PRODUCTS  0.7%
       -------------------------------------------------------------------------
       Boise Cascade Corp.  37,216                                         1,068
       Fort James Corp.  136,895                                           4,509
       Georgia-Pacific Group  113,282                                      3,044
       International Paper Co.  321,828                                   11,787
       Kimberly-Clark Corp.  359,613                                      23,734
       Louisiana-Pacific Corp.  69,228                                       588
       Mead Corp.  67,719                                                  1,960
       Potlatch Corp.  18,660                                                625
       Temple-Inland, Inc.  34,019                                         1,522
       Westvaco Corp.  67,313                                              1,918
       Weyerhaeuser Co.  146,717                                           6,887
       Willamette Industries, Inc.  72,832                                 2,645
                                                                     -----------
                                                                          60,287

       PRODUCER GOODS & MANUFACTURING  6.4%
       -------------------------------------------------------------------------
       Avery Dennison Corp.  74,115                                        3,743
       Briggs & Stratton Corp.  15,200                                       542
       Caterpillar, Inc.  230,486                                          8,081
       Cooper Industries, Inc.  61,555                                     2,354
       Corning, Inc.  590,646                                             45,184
       Deere & Co.  155,827                                                5,736
       Dover Corp.  135,465                                                5,749
       Emerson Electric Co.  285,626                                      20,976
    -  FMC Corp.  20,778                                                   1,579
 # (1) General Electric Co.  6,617,920                                   362,745
       Honeywell International, Inc.  535,243                             28,803
       Illinois Tool Works, Inc.  201,821                                 11,214
       Ingersoll-Rand Co.  106,597                                         4,024
       Johnson Controls, Inc.  57,275                                      3,415
       Millipore Corp.  30,991                                             1,627
       Minnesota Mining & Manufacturing Co.  264,468                      25,554
       Pall Corp.  81,066                                                  1,748
       Parker-Hannifin Corp.  75,833                                       3,138
       Snap-On, Inc.  38,150                                                 975
       The Timken Co.  40,332                                                567
       W.W. Grainger, Inc.  62,008                                         1,980
                                                                     -----------
                                                                         539,734


                                           See the Financial Notes, which     17
                                           are integral to this information.

       SCHWAB S&P 500 FUND -- FINANCIALS
       PORTFOLIO HOLDINGS Continued
       As of October 31, 2000

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


       RAILROAD & SHIPPING  0.3%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.  269,375                         7,155
       CSX Corp.  144,855                                                  3,667
       Norfolk Southern Corp.  255,688                                     3,612
       Union Pacific Corp.  165,716                                        7,768
                                                                     -----------
                                                                          22,202

       RETAIL  5.1%
       -------------------------------------------------------------------------
       Albertson's, Inc.  283,837                                          6,723
    -  AutoZone, Inc.  86,215                                              2,312
    -  Bed, Bath & Beyond, Inc.  189,000                                   4,879
    -  Best Buy Co., Inc.  137,900                                         6,921
       Circuit City Stores-Circuit City Group  136,012                     1,802
    -  Consolidated Stores Corp.  74,000                                     879
    -  Costco Wholesale Corp.  298,088                                    10,917
       CVS Corp.  260,618                                                 13,796
       Dillards, Inc., Class A  60,933                                       640
       Dollar General Corp.  219,057                                       3,395
    -  Federated Department Stores, Inc.  138,537                          4,511
       Gap, Inc.  568,202                                                 14,667
       Home Depot, Inc.  1,546,725                                        66,509
       J.C. Penney Co., Inc.  176,920                                      2,068
    -  Kmart Corp.  317,117                                                1,883
    -  Kohl's Corp.  219,800                                              11,910
    -  Kroger Co.  552,062                                                12,456
       Limited, Inc.  287,734                                              7,265
       Longs Drug Stores, Inc.  25,682                                       562
       Lowe's Cos., Inc.  255,826                                         11,688
       May Department Stores Co.  198,179                                  5,202
       Nordstrom, Inc.  87,822                                             1,444
    -  Office Depot, Inc.  207,000                                         1,721
       RadioShack Corp.  124,242                                           7,408
    -  Safeway, Inc.  332,200                                             18,167
       Sears, Roebuck & Co.  228,418                                       6,791
    -  Staples, Inc.  302,550                                              4,311
       Target Corp.  608,020                                              16,797
    +  Tiffany & Co., Inc.  97,050                                         4,143
       TJX Cos., Inc.  197,182                                             5,373
    -  Toys 'R' Us, Inc.  135,896                                          2,336
  (10) Wal-Mart Stores, Inc.  2,984,262                                  135,411
       Walgreen Co.  674,856                                              30,790
       Winn-Dixie Stores, Inc.  95,211                                     1,833
                                                                     -----------
                                                                         427,510

       STEEL  0.1%
       -------------------------------------------------------------------------
       Allegheny Technologies, Inc.  54,351                                1,101
    -  Bethlehem Steel Corp.  85,535                                         246
       Nucor Corp.  55,684                                                 1,932
       USX-U.S. Steel Group, Inc.  58,879                                    938
       Worthington Industries, Inc.  58,102                                  556
                                                                     -----------
                                                                           4,773

       TELEPHONE  6.2%
       -------------------------------------------------------------------------
       Alltel Corp.  210,390                                              13,557
       AT&T Corp.  2,507,975                                              58,154
 -  +  Avaya, Inc.  186,052                                                2,500
       BellSouth Corp.  1,252,192                                         60,497
       CenturyTel, Inc.  93,150                                            3,586
    -  Global Crossing Ltd.  587,255                                      13,874
 -  +  Qwest Communications International, Inc.  1,109,702                53,959
       SBC Communications, Inc.  2,263,930                               130,600
       Sprint Corp. (FON Group)  589,398                                  15,030
    -  Sprint Corp. (PCS Group)  620,298                                  23,649
       Verizon Communications  1,815,456                                 104,956
    -  Worldcom, Inc.  1,918,204                                          45,557
                                                                     -----------
                                                                         525,919

       TOBACCO  0.7%
       -------------------------------------------------------------------------
       Philip Morris Cos., Inc.  1,503,862                                55,079
       UST, Inc.  108,300                                                  2,735
                                                                     -----------
                                                                          57,814

       TRAVEL & RECREATION  0.3%
       -------------------------------------------------------------------------
       Brunswick Corp.  57,407                                             1,116
       Carnival Corp.  392,800                                             9,746
    -  Harrah's Entertainment, Inc.  79,911                                2,287
       Hilton Hotels Corp.  248,872                                        2,364
       Marriott International, Inc., Class A  160,532                      6,502
                                                                     -----------
                                                                          22,015


18  See the Financial Notes, which
    are integral to this information.

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)


       TRUCKING & FREIGHT  0.0%
       -------------------------------------------------------------------------
       PACCAR, Inc.  51,163                                                2,152
       Ryder Systems, Inc.  38,862                                           768
                                                                     -----------
                                                                           2,920

       UTILITIES: ELECTRIC & GAS  3.0%
       -------------------------------------------------------------------------
    -  AES Corp.  305,300                                                 17,249
       Ameren Corp.  91,713                                                3,646
       American Electric Power Co., Inc.  215,160                          8,929
       CP&L Energy, Inc.  106,016                                          4,274
       Cinergy Corp.  105,600                                              3,234
       CMS Energy Corp.  80,700                                            2,179
       Coastal Corp.  143,042                                             10,791
       Columbia Energy Group  52,974                                       3,811
       Consolidated Edison, Inc.  140,791                                  4,954
       Constellation Energy Group, Inc.  100,108                           4,173
       Dominion Resources, Inc.  159,055                                   9,474
       DTE Energy Co.  95,403                                              3,446
       Duke Energy Corp.  246,215                                         21,282
    +  Dynegy, Inc., Class A  206,300                                      9,554
       Edison International  218,229                                       5,210
       El Paso Energy Corp.  154,879                                       9,709
       Enron Corp.  495,378                                               40,652
       Entergy Corp.  148,504                                              5,690
       FirstEnergy Corp.  151,481                                          3,920
       Florida Progress Corp.  65,400                                      3,478
       FPL Group, Inc.  118,680                                            7,833
       GPU, Inc.  80,852                                                   2,673
    +  KeySpan Corp.  89,200                                               3,139
    -  Niagara Mohawk Holdings, Inc.  106,902                              1,710
       NICOR, Inc.  30,801                                                 1,088
       ONEOK, Inc.  19,100                                                   757
       Peoples Energy Corp.  23,073                                          793
       PG&E Corp.  257,216                                                 6,929
       Pinnacle West Capital Corp.  56,200                                 2,441
       PPL Corp.  96,445                                                   3,972
       Public Service Enterprise Group, Inc.  143,385                      5,950
       Reliant Energy, Inc.  196,086                                       8,101
       Sempra Energy  136,530                                              2,824
       Southern Co.  433,531                                              12,735
       TXU Corp.  176,587                                                  6,545
       Williams Cos., Inc.  295,964                                       12,375
                                                                     -----------
                                                                         255,520

       OTHER INVESTMENT COMPANIES
       0.2% of investments

       Provident Institutional
       TempFund  16,410,160                                               16,410

       U.S. TREASURY OBLIGATIONS
       0.0% of investments

       SECURITY                                       FACE VALUE     MKT. VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
    #  U.S. Treasury Bills
         5.96%-6.03%, 12/14/00                                645            640


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                           See the Financial Notes, which     19
                                           are integral to this information.

SCHWAB S&P 500 FUND -- FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of October 31, 2000. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------
Investments, at market value                              $8,420,533 a
Collateral held for securities on loan                       115,423 b
Receivables:
   Fund shares sold                                            8,715
   Interest                                                      123
   Dividends                                                   5,741
   Investments sold                                            1,121
   Income from lending securities                                  7
   Most recent daily change in value of futures                  239
Prepaid expenses                                        +        201
                                                        ------------
TOTAL ASSETS                                               8,552,103


LIABILITIES
----------------------------------------------------------------------
Collateral held for securities on loan                       115,423 b
Payables:
   Fund shares redeemed                                        8,635
   Investments bought                                         12,253
   Investment adviser and administrator fees                      39
   Transfer agent and shareholder service fees                    93
Accrued expenses                                        +        568
                                                        ------------
TOTAL LIABILITIES                                            137,011

NET ASSETS
----------------------------------------------------------------------
TOTAL ASSETS                                               8,552,103
TOTAL LIABILITIES                                       -    137,011
                                                        ------------
NET ASSETS                                                $8,415,092


NET ASSETS BY SOURCE

Capital received from investors                            6,416,309
Net investment income not yet distributed                     57,849
Net realized capital losses                                 (126,013)
Net unrealized capital gains                               2,066,947 c


a The fund paid $6,353,069 for these securities. Not counting short-term obligations and government securities, the fund paid $1,439,260 for securities during the report period and received $756,490 from securities it sold or that matured. This includes $7,140 in transactions with other SchwabFunds(R).

b Market value of securities loaned: $112,674.

c These derive from investments and futures. As of the report date, the fund had thirty-three open S&P 500 futures contracts due to expire on December 15, 2000, with a contract value of $11,882 and unrealized losses of $517.


NET ASSET VALUE (NAV)

                                              SHARES
SHARE CLASS            NET ASSETS    /   OUTSTANDING     =       NAV
Investor Shares        $3,617,623            163,340          $22.15
Select Shares(R)       $4,356,661            196,122          $22.21
e.Shares(R)            $  440,808             19,881          $22.17


FEDERAL TAX DATA
--------------------------------------------------------
COST BASIS OF PORTFOLIO                       $6,453,094
NET UNREALIZED GAINS AND LOSSES:
Gains                                         $2,627,914
Losses                                      +   (660,992)
                                            ------------
                                              $1,966,922

RECLASSIFICATIONS:
Capital received from investors                       $2
Reclassified as:
  Net realized capital losses                        ($1)
  Net investment income
  not yet distributed                                ($1)

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                            Loss amount
      2008                                     $26,504

20  See the Financial Notes, which
    are integral to this information.

Statement of
OPERATIONS
For November 1, 1999 through October 31, 2000. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------------
Dividends                                                    $91,714 a
Interest                                                       1,181
Lending of securities                                   +        780
                                                        ------------
TOTAL INVESTMENT INCOME                                       93,675

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------------
Net realized losses on investments sold                     (113,542)
Net realized losses on futures contracts                +     (1,042)
                                                        ------------
NET REALIZED LOSSES                                         (114,584)

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------------
Net unrealized gains on investments                          465,545
Net unrealized losses on futures contracts              +       (696)
                                                        ------------
NET UNREALIZED GAINS                                         464,849

EXPENSES
----------------------------------------------------------------------
Investment adviser and administrator fees                     17,543 b
Transfer agent and shareholder service fees:
   Investor Shares                                             8,629 c
   Select Shares(R)                                            4,123 c
   e.Shares(R)                                                   453 c
Trustees' fees                                                    46 d
Custodian fees                                                   350
Portfolio accounting fees                                      1,137
Professional fees                                                 84
Registration fees                                                677
Shareholder reports                                              513
Interest expense                                                  95
Proxy fees                                                       614
Other expenses                                          +        109
                                                        ------------
Total expenses                                                34,373
Expense reduction                                       -     12,482 e
                                                        ------------
NET EXPENSES                                                  21,891

INCREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       93,675
NET EXPENSES                                            -     21,891
                                                        ------------
NET INVESTMENT INCOME                                         71,784
NET REALIZED LOSSES                                         (114,584) f
NET UNREALIZED GAINS                                    +    464,849 f
                                                        ------------
INCREASE IN NET ASSETS FROM OPERATIONS                      $422,049


a An additional $430 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of assets beyond that. Prior to February 29, 2000, the percentages were 0.36% of the first $1 billion, 0.33% of the next $1 billion and 0.31% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $6,009 from the investment adviser (CSIM) and $6,473 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2001, as follows:

                                % OF AVERAGE
SHARE CLASS                 DAILY NET ASSETS
--------------------------------------------
Investor Shares                   0.35
Select Shares                     0.19
e.Shares                          0.28

  This limit does not include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $350,265.


                                           See the Financial Notes, which     21
                                           are integral to this information.

SCHWAB S&P 500 FUND - FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.


OPERATIONS
----------------------------------------------------------------------------------
                                             11/1/99-10/31/00   11/1/98-10/31/99
Net investment income                                 $71,784            $65,370
Net realized gains or losses                         (114,584)            22,632
Net unrealized gains                         +        464,849          1,063,273
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                422,049          1,151,275

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        27,441             18,212
Select Shares(R)                                       38,359             19,016
e.Shares(R)                                  +          4,350              2,807
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             70,150             40,035 a

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                         9,855                 --
Select Shares                                          11,814                 --
e.Shares                                     +          1,355                 --
                                             -----------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS           $23,024               $ --


TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------
                                    11/1/99-10/31/00         11/1/98-10/31/99
                                 QUANTITY         VALUE   QUANTITY         VALUE
Shares sold:
   Investor Shares                 71,072    $1,573,083     94,157    $1,863,484
   Select Shares                   88,320     1,957,058    141,228     2,801,786
   e.Shares                    +    8,742       193,616     18,523       365,979
                               -------------------------------------------------
TOTAL SHARES SOLD                 168,134    $3,723,757    253,908    $5,031,249

Shares reinvested:
   Investor Shares                  1,645       $35,986        962       $17,632
   Select Shares                    2,108        46,155        950        17,420
   e.Shares                    +      238         5,211        140         2,572
                               -------------------------------------------------
TOTAL SHARES REINVESTED             3,991       $87,352      2,052       $37,624

Shares redeemed:
   Investor Shares                 59,693    $1,315,607     58,283    $1,163,104
   Select Shares                   70,932     1,565,993     56,115     1,125,070
   e.Shares                    +    9,591       210,667     14,615       288,838
                               -------------------------------------------------
TOTAL SHARES REDEEMED             140,216    $3,092,267    129,013    $2,577,012

NET INCREASE                       31,909      $718,842    126,947    $2,491,861 b

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------
                                    11/1/99-10/31/00         11/1/98-10/31/99
                                  SHARES     NET ASSETS     SHARES    NET ASSETS
Beginning of period              347,434     $7,367,375    220,487    $3,764,274
Total increase                 +  31,909      1,047,717    126,947     3,603,101 c
                               -------------------------------------------------
END OF PERIOD                    379,343     $8,415,092    347,434    $7,367,375 d

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $57,849 for the current period and $56,216 for the prior period.

Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

SCHWAB MARKETTRACK PORTFOLIOS(R)
All Equity Portfolio                                     2.3%
Growth Portfolio                                         1.3%
Balanced Portfolio                                       0.9%
Conservative Portfolio                                   0.2%

SCHWAB ANNUITY PORTFOLIOS
Growth Portfolio II                            Less than 0.1%


22 See the Financial Notes, which
   are integral to this information.

SCHWAB
1000 FUND(R)


                              [PHOTO OF GERI HOM]

"Both share classes of the fund tracked the performance of the Schwab 1000 Index for the report period."

Portfolio Manager
Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


TICKER SYMBOLS
INVESTOR SHARES  SNXFX
SELECT SHARES(R) SNXSX
--------------------------------------------------------------------------------

                  [INVESTMENT STYLE 1 AND MARKET CAP 1 GRAPHIC]

VALUE    BLEND   GROWTH

           X              LARGE

                          MEDIUM

                          SMALL

Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.
--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX.(R)


MANAGER'S PERSPECTIVE

GIVEN THE VOLATILITY THAT PREVAILED IN EQUITY MARKETS, THE FUND PERFORMED COMPARATIVELY WELL DURING THE REPORT PERIOD. A combination of factors caused investors to trim their overall exposure to stocks. Among these factors were high stock prices, uncertainty over the outcome of the presidential election and potential interest rate hikes. Toward the end of the report period, evidence of a slowing economy reduced fears of interest rate hikes. Ordinarily this might have helped the market regain its footing, but concerns about high oil prices kept stocks in flux.

OVER THE REPORT PERIOD, LARGE-CAP STOCKS RELINQUISHED THEIR FIVE-YEAR HOLD AS THE STRONGEST PERFORMING ASSET CLASS. Small-cap stocks emerged as the leaders this time, but mid-cap stocks also beat large-caps. This helped the Schwab 1000 Index slightly outperform the S&P 500(R) Index.

In addition to being broader than the S&P 500 and including a portion of the mid-cap sector, the Schwab 1000 Index is more heavily weighted in the technology and the healthcare sectors. These two sectors, while among the most volatile, also contributed to the fund's returns for the report period.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/00, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

Schwab 1000 Fund(R)

PERFORMANCE: INVESTOR SHARES


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Investor Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Fund category.


                                  [BAR CHART]

                                         1 YEAR                        5 YEARS                SINCE INCEPTION: 4/2/91
                               --------------------------      --------------------------     ------------------------
                                  (0.24%)                          (0.43%)                         (0.46%)
                               --------------                  ----------------               -----------------
             Total Return 2    8.34%    8.58%     8.70% 1      20.98%    21.41%    18.64%      17.10%    17.56%    n/a
% of Return Lost to Taxes      3.36%      --     19.77% 1       2.34%       --     12.82%        n/a        --     n/a
         AFTER-TAX RETURN 2    8.06%      --      6.98% 1      20.49%       --     16.25%        n/a        --     n/a


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared to a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index.

                                  [LINE GRAPH]

               INVESTOR
                SHARES             SCHWAB 1000 INDEX     S&P 500 INDEX
   4/2/91       10000                    10000              10000
  4/30/91        9910                     9898               9908
  5/31/91       10320                    10311              10335
  6/30/91        9850                     9840               9861
  7/31/91       10320                    10310              10321
  8/31/91       10600                    10591              10566
  9/30/91       10460                    10455              10389
 10/31/91       10630                    10625              10528
 11/30/91       10240                    10227              10104
 12/31/91       11425                    11412              11260
  1/31/92       11283                    11272              11050
  2/29/92       11425                    11415              11193
  3/31/92       11171                    11163              10975
  4/30/92       11404                    11392              11298
  5/31/92       11404                    11457              11353
  6/30/92       11465                    11257              11184
  7/31/92       11726                    11728              11641
  8/31/92       11480                    11486              11403
  9/30/92       11623                    11646              11537
 10/31/92       11746                    11763              11577
 11/30/92       12208                    12233              11971
 12/31/92       12398                    12428              12119
  1/31/93       12502                    12539              12220
  2/28/93       12595                    12632              12387
  3/31/93       12896                    12948              12648
  4/30/93       12533                    12583              12342
  5/31/93       12896                    12957              12673
  6/30/93       12958                    13024              12710
  7/31/93       12905                    12989              12659
  8/31/93       13397                    13492              13139
  9/30/93       13355                    13454              13038
 10/31/93       13544                    13654              13308
 11/30/93       13355                    13462              13181
 12/31/93       13592                    13700              13341
  1/31/94       14005                    14136              13794
  2/28/94       13645                    13781              13420
  3/31/94       13042                    13169              12837
  4/30/94       13190                    13326              13001
  5/31/94       13349                    13488              13213
  6/30/94       12988                    13127              12889
  7/31/94       13405                    13558              13312
  8/31/94       13971                    14147              13856
  9/30/94       13651                    13825              13518
 10/31/94       13918                    14095              13821
 11/30/94       13416                    13590              13318
 12/31/94       13577                    13767              13514
  1/31/95       13923                    14121              13864
  2/28/95       14474                    14700              14404
  3/31/95       14852                    15094              14829
  4/30/95       15219                    15476              15264
  5/31/95       15770                    16048              15874
  6/30/95       16191                    16490              16242
  7/31/95       16807                    17111              16779
  8/31/95       16936                    17245              16821
  9/30/95       17606                    17949              17531
 10/31/95       17520                    17859              17468
 11/30/95       18276                    18646              18233
 12/31/95       18547                    18924              18585
  1/31/96       19095                    19499              19217
  2/29/96       19379                    19789              19396
  3/31/96       19554                    19980              19582
  4/30/96       19883                    20321              19870
  5/31/96       20354                    20812              20380
  6/30/96       20299                    20779              20458
  7/31/96       19335                    19794              19554
  8/31/96       19861                    20327              19966
  9/30/96       20967                    21465              21088
 10/31/96       21394                    21899              21670
 11/30/96       22938                    23485              23308
 12/31/96       22549                    23103              22847
  1/31/97       23846                    24442              24272
  2/28/97       23935                    24528              24464
  3/31/97       22870                    23457              23461
  4/30/97       24101                    24696              24859
  5/31/97       25631                    26291              26371
  6/30/97       26695                    27402              27552
  7/31/97       28857                    29615              29743
  8/31/97       27471                    28216              28077
  9/30/97       28946                    29732              29613
 10/31/97       27992                    28756              28624
 11/30/97       29167                    29983              29949
 12/31/97       29747                    30582              30464
  1/31/98       29960                    30818              30802
  2/28/98       32166                    33116              33023
  3/31/98       33801                    34830              34714
  4/30/98       34149                    35211              35065
  5/31/98       33398                    34441              34462
  6/30/98       34742                    35824              35861
  7/31/98       34260                    35324              35481
  8/31/98       29142                    30049              30357
  9/30/98       31023                    32014              32303
 10/31/98       33487                    34602              34929
 11/30/98       35570                    36762              37046
 12/31/98       37826                    39090              39180
  1/31/99       39259                    40575              40818
  2/28/99       37939                    39256              39548
  3/31/99       39462                    40820              41130
  4/30/99       41065                    42505              42722
  5/31/99       40117                    41535              41714
  6/30/99       42115                    43637              44029
  7/31/99       40772                    42247              42655
  8/31/99       40377                    41900              42442
  9/30/99       39304                    40655              41279
 10/31/99       41901                    43397              43891
 11/30/99       42917                    44410              44784
 12/31/99       45770                    47386              47422
  1/31/00       43622                    45179              45041
  2/29/00       43634                    45237              44188
  3/31/00       47406                    49172              48510
  4/30/00       45622                    47326              47050
  5/31/00       44429                    46094              46085
  6/30/00       45622                    47357              47224
  7/31/00       44952                    46630              46487
  8/31/00       47997                    49800              49374
  9/30/00       45781                    47500              46767
 10/31/00       45395                    47121              46571


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.


The after-tax returns reflect several assumptions:
-  federal income tax was deducted from distributions before reinvestment
- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains
- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)
Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).


1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category that had track records of at least one year and 1,082 funds with track records of at least five years. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

PERFORMANCE: SELECT SHARES(R)


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Select Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Fund category.

                                  [BAR CHART]

                                      1 YEAR                  SINCE INCEPTION: 5/19/97
                               ------------------------       ------------------------
                                   (0.12%)                        (0.27%)
                               --------------                 ----------------
             Total Return 2    8.46%    8.58%     8.70% 1     18.87%    19.14%     n/a
% of Return Lost to Taxes      4.02%      --     19.77% 1       n/a        --      n/a
         AFTER-TAX RETURN 2    8.12%      --      6.98% 1       n/a        --      n/a


PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared to a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index.

                                  [LINE GRAPH}

                SELECT
                SHARES           SCHWAB 1000 INDEX      S&P 500 INDEX
  5/19/97       50000                    50000              50000
  5/31/97       51040                    51064              50930
  6/30/97       53180                    53222              53212
  7/31/97       57490                    57518              57442
  8/31/97       54750                    54801              54225
  9/30/97       57685                    57746              57191
 10/31/97       55785                    55851              55281
 11/30/97       58150                    58233              57841
 12/31/97       59325                    59398              58836
  1/31/98       59725                    59855              59489
  2/28/98       64145                    64318              63778
  3/31/98       67405                    67648              67043
  4/30/98       68100                    68387              67720
  5/31/98       66625                    66893              66556
  6/30/98       69305                    69578              69258
  7/31/98       68345                    68606              68524
  8/31/98       58140                    58362              58629
  9/30/98       61915                    62179              62387
 10/31/98       66825                    67206              67459
 11/30/98       71000                    71400              71547
 12/31/98       75505                    75922              75668
  1/31/99       78385                    78805              78831
  2/28/99       75750                    76244              76379
  3/31/99       78795                    79282              79434
  4/30/99       82015                    82553              82509
  5/31/99       80120                    80671              80561
  6/30/99       84110                    84753              85033
  7/31/99       81450                    82052              82380
  8/31/99       80665                    81380              81968
  9/30/99       78545                    78960              79721
 10/31/99       83725                    84287              84767
 11/30/99       85755                    86255              86491
 12/31/99       91470                    92034              91585
  1/31/00       87180                    87747              86987
  2/29/00       87225                    87861              85341
  3/31/00       94765                    95504              93687
  4/30/00       91200                    91917              90867
  5/31/00       88835                    89525              89004
  6/30/00       91220                    91977              91203
  7/31/00       89905                    90566              89780
  8/31/00       95990                    96722              95356
  9/30/00       91585                    92255              90322
 10/31/00       90810                    91519              89942

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:
-  federal income tax was deducted from distributions before reinvestment
- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains
- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)
Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).


1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category that had track records of at least one year and 1,082 funds with track records of at least five years. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

SCHWAB 1000 FUND(R)

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/00
 1 GENERAL ELECTRIC CO.                                                     4.0%
 2 CISCO SYSTEMS, INC.                                                      2.8%
 3 MICROSOFT CORP.                                                          2.7%
 4 EXXON MOBIL CORP.                                                        2.3%
 5 INTEL CORP.                                                              2.2%
 6 PFIZER, INC.                                                             2.0%
 7 CITIGROUP, INC.                                                          1.7%
 8 AMERICAN INTERNATIONAL GROUP, INC.                                       1.7%
 9 MERCK & CO., INC.                                                        1.5%
10 WAL-MART STORES, INC.                                                    1.5%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            22.4%


STATISTICS as of 10/31/00

                                                                      PEER GROUP
                                                          FUND        AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                         938              137
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                              $68,803          $56,749
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                34.3             34.3
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                     9.0              8.7
--------------------------------------------------------------------------------
12-Month Yield Investor Shares                            0.65%            0.45%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                      9%              98%
--------------------------------------------------------------------------------
Three-Year Beta                                           1.00             0.95
--------------------------------------------------------------------------------


EXPENSE RATIO as of 10/31/00

                                  [BAR CHART]

INVESTOR SHARES                                                          0.46% 3

SELECT SHARES(R)                                                         0.35% 3

PEER GROUP AVERAGE                                                       1.34% 2



INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the Schwab 1000 Index.(R) As the charts show, the total portion represented by these industries has been growing over the past five years.


                                  [PIE CHART]

AS OF 10/31/00
--------------------------------------

 1            13.9%            Business Machines
 2            12.1%            Drugs & Medicine
 3             9.4%            Electronics
 4             7.5%            Miscellaneous Finance
 5             6.3%            Telephone
 6             5.7%            Business Services
 7             5.6%            Producer Goods
 8             5.3%            Banks
 9             5.1%            Retail
10             4.0%            Insurance
              25.1%            Other


                                  [PIE CHART]

AS OF 10/31/99
--------------------------------------

 1           12.5%            Business Machines
 2           10.5%            Drugs & Medicine
 3            8.4%            Telephone
 4            8.0%            Electronics
 5            6.7%            Miscellaneous Finance
 6            6.7%            Banks
 7            6.4%            Retail
 8            5.2%            Producer Goods
 9            4.7%            Business Services
10            4.1%            Media
             26.8%            Other


[PIE CHART]

AS OF 10/31/95
--------------------------------------

 1           9.7%            Drugs & Medicine
 2           8.2%            Telephone
 3           6.9%            Banks
 4           6.4%            Electronics
 5           5.8%            Business Machines
 6           5.8%            Food & Agriculture
 7           5.6%            Energy & Utilities
 8           4.8%            Producer Goods
 9           4.8%            Retail
10           4.4%            Miscellaneous Finance
            37.8%            Other


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/01. The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

4  Source: Charles Schwab & Co., Inc.

SCHWAB 1000 FUND(R) -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                11/1/99-     11/1/98-    11/1/97-    9/1/97-     9/1/96-     9/1/95
INVESTOR SHARES                                 10/31/00     10/31/99    10/31/98    10/31/97    8/31/97     8/31/96
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            37.12        29.90       25.25       24.78      18.14       15.68
                                                --------------------------------------------------------------------
Income from investment operations:
    Net investment income                          0.26         0.26        0.27        0.04       0.28        0.24
    Net realized and unrealized gains              2.83         7.21        4.64        0.43       6.62        2.45
                                                --------------------------------------------------------------------
    Total income from investment operations        3.09         7.47        4.91        0.47       6.90        2.69
Less distributions:
    Dividends from net investment income          (0.26)       (0.25)      (0.26)         --      (0.26)      (0.23)
                                                --------------------------------------------------------------------
Net asset value at end of period                  39.95        37.12       29.90       25.25      24.78       18.14
                                                ====================================================================
Total return (%)                                   8.34        25.12       19.63        1.90 1    38.32       17.27

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                0.46 3       0.46        0.46        0.46 2     0.47        0.49
Expense reductions reflected in above ratio        0.04         0.05        0.05        0.04 2     0.06        0.08
Ratio of net investment income to
 average net assets                                0.63         0.78        1.02        1.00 2     1.33        1.66
Portfolio turnover rate                               9            3           2          --          2           2
Net assets, end of period ($ x 1,000,000)         5,083        4,925       3,657       2,611      2,499       1,560


1  Not annualized.

2  Annualized.

3 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.


                                          See the Financial Notes, which     27
                                          are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

FINANCIAL HIGHLIGHTS


                                                11/1/99-     11/1/98-     11/1/97-     9/1/97-      5/19/97 1 -
SELECT SHARES(R)                                10/31/00     10/31/99     10/31/98     10/31/97       8/31/97

PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            37.16        29.93        25.26        24.79         22.64
                                                ---------------------------------------------------------------
Income from investment operations:
    Net investment income                          0.29         0.30         0.32         0.04          0.05
    Net realized and unrealized gains              2.84         7.22         4.63         0.43          2.10
                                                ---------------------------------------------------------------
    Total income from investment operations        3.13         7.52         4.95         0.47          2.15
Less distributions:
    Dividends from net investment income          (0.31)       (0.29)       (0.28)          --            --
                                                ---------------------------------------------------------------
Net asset value at end of period                  39.98        37.16        29.93        25.26         24.79
                                                ===============================================================
Total return (%)                                   8.46        25.29        19.79         1.90 2        9.50 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses
 to average net assets                            0.35 4        0.35         0.35         0.35 3        0.35 3
Expense reductions reflected in above ratio         --          0.02         0.04         0.06 3        0.33 3
Ratio of net investment income to
 average net assets                               0.74          0.89         1.11         1.11 3        1.26 3
Portfolio turnover rate                              9             3            2           --             2
Net assets, end of period ($ x 1,000,000)        2,159         2,214        1,041          426           347


1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


28  See the Financial Notes, which
    are integral to this information.

PORTFOLIO HOLDINGS
As of October 31, 2000


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 10/31/99)

 -  Non-income producing security

 *  American Depositary Receipt

 #  Collateral for open futures contracts

##  Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

99.9%   COMMON STOCK
        Market Value: $7,587,508
        Cost: $4,176,660

 0.0%   OTHER INVESTMENT COMPANIES
        Market Value: $3,284
        Cost: $3,284

 0.1%   SHORT TERM INVESTMENT
        Market Value: $7.542
        Cost: $7,542


 0.0%   U.S. TREASURY OBLIGATIONS
        Market Value: $313
        Cost: $313
----------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $7,598,647
        Cost: $4,187,799

COMMON STOCK 99.9% of investments


                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   AEROSPACE / DEFENSE 1.3%
   -----------------------------------------------------------------------------
   B.F. Goodrich Co. 56,792                                                2,325
   Boeing Co. 498,982                                                     33,837
   Crane Co. 32,850                                                          860
   General Dynamics Corp. 113,600                                          8,130
 - Litton Industries, Inc. 30,500                                          1,584
   Lockheed Martin Corp. 235,384                                           8,439
   Northrop Grumman Corp. 39,900                                           3,352
   Raytheon Co., Class A 56,100                                            1,795
   Raytheon Co., Class B 189,000                                           6,461
   Rockwell International Corp. 94,600                                     3,719
   Textron, Inc. 80,400                                                    4,055
   TRW, Inc. 66,700                                                        2,801
   United Technologies Corp. 260,527                                      18,188
                                                                     -----------
                                                                          95,546
   AIR TRANSPORTATION 0.4%
   -----------------------------------------------------------------------------
 - AMR Corp. 85,200                                                        2,790
 - Continental Airlines, Inc., Class B 39,400                              2,069
   Delta Air Lines, Inc. 67,400                                            3,185
 - FedEx Corp. 163,860                                                     7,678
   Galileo International, Inc. 50,300                                        993
 - Northwest Airlines Corp., Class A 47,100                                1,342
   Southwest Airlines Co. 277,350                                          7,904
 - U.S. Airways Group, Inc. 36,900                                         1,393
   UAL Corp. 27,600                                                        1,047
                                                                     -----------
                                                                          28,401

   ALCOHOLIC BEVERAGES 0.4%
   -----------------------------------------------------------------------------
   Adolph Coors Co., Class B 21,000                                        1,337
   Anheuser-Busch Cos., Inc. 501,600                                      22,948
   Brown-Forman Corp., Class B 36,700                                      2,234
                                                                     -----------
                                                                          26,519

   APPAREL 0.2%
   -----------------------------------------------------------------------------
 - Abercrombie & Fitch Co., Class A 58,000                                 1,367
 - Jones Apparel Group, Inc. 65,200                                        1,813
   Liz Claiborne, Inc. 35,000                                              1,488
   Nike, Inc., Class B 149,400                                             5,967
 + Talbots, Inc. 20,500                                                    1,621
   VF Corp. 63,100                                                         1,723
   WestPoint Stevens, Inc. 18,000                                            129
                                                                     -----------
                                                                          14,108

   AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.2%
   -----------------------------------------------------------------------------
   ArvinMeritor, Inc. 39,400                                                 660
   Cummins Engine Co., Inc. 24,800                                           843
   Dana Corp. 85,489                                                       1,897
   Danaher Corp. 80,800                                                    5,101
   Eaton Corp. 39,100                                                      2,661
   Federal-Mogul Corp. 9,600                                                  31
   Ford Motor Co. 1,051,770                                               27,477
   General Motors Corp. 298,134                                           18,522
 - General Motors Corp., Class H 418,294                                  13,553
   Genuine Parts Co. 95,575                                                2,037
   Goodyear Tire & Rubber Co. 85,500                                       1,582

                                            See the Financial Notes, which    29
                                            are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   Harley-Davidson, Inc. 170,800                                           8,230
 - Lear Corp. 36,000                                                         981
 - Navistar International Corp. 36,000                                     1,190
-+ O'Reilly Automotive, Inc. 27,800                                          500
 - SPX Corp. 20,000                                                        2,473
 - United Rentals, Inc. 40,000                                               860
                                                                     -----------
                                                                          88,598
   BANKS 5.5%
   -----------------------------------------------------------------------------
   AmSouth Bancorp. 208,475                                                2,906
   Associated Banc-Corp. 38,196                                              919
   BancWest Corp. 40,000                                                     818
   Bank of America Corp. 906,691                                          43,578
   Bank of New York Co., Inc. 410,200                                     23,612
   Bank One Corp. 642,393                                                 23,447
   Banknorth Group, Inc. 75,800                                            1,374
   BB&T Corp. 221,000                                                      7,044
   Centura Banks, Inc. 22,000                                                846
   Chase Manhattan Corp. 727,090                                          33,083
 + Citizens Banking Corp. 26,300                                             626
   City National Corp. 25,000                                                859
   The Colonial BancGroup, Inc. 65,000                                       573
   Comerica, Inc. 85,296                                                   5,144
   Commerce Bancorp., Inc. N.J. 21,000                                     1,272
   Commerce Bancshares, Inc. 31,963                                        1,149
   Compass Bancshares, Inc. 69,412                                         1,262
   Cullen/Frost Bankers, Inc. 29,700                                         989
   Fifth Third Bancorp. 256,189                                           13,162
 + First Midwest Bancorp., Inc. 22,600                                       566
   First Tennessee National Corp. 72,600                                   1,670
   First Union Corp. 546,722                                              16,573
   First Virginia Banks, Inc. 24,625                                       1,019
   Firstar Corp. 530,535                                                  10,445
   FirstMerit Corp. 46,800                                                 1,068
   FleetBoston Financial Corp. 499,940                                    18,998
   Fulton Financial Corp. 47,643                                           1,042
   Golden West Financial Corp. 89,700                                      5,029
   GreenPoint Financial Corp. 56,800                                       1,690
   Hibernia Corp., Class A 80,000                                            955
   Hudson United Bancorp. 22,660                                             507
   Huntington Bancshares, Inc. 134,535                                     1,934
   J.P. Morgan & Co., Inc. 90,000                                         14,895
   KeyCorp, Inc. 239,946                                                   5,924
   M&T Bank Corp. 26,001                                                   1,305
   Marshall & Ilsley Corp. 57,185                                          2,591
   Mellon Financial Corp. 278,788                                         13,452
   Mercantile Bankshares Corp. 40,675                                      1,530
   National City Corp. 335,900                                             7,180
   National Commerce Bancorp. 111,450                                      2,368
   North Fork Bancorp., Inc. 96,900                                        1,956
   Northern Trust Corp. 123,800                                           10,569
   Old Kent Financial Corp. 74,167                                         2,054
   Old National Bancorp. 29,559                                              872
   Pacific Century Financial Corp. 40,350                                    512
   Peoples Bank-Bridgeport 38,000                                            770
   PNC Financial Services Group 165,130                                   11,043
   Provident Financial Group, Inc. 27,000                                    817
   Providian Financial Corp. 79,050                                        8,221
   Regions Financial Corp. 121,765                                         2,869
 + Roslyn Bancorp., Inc. 36,700                                              796
-+ S1 Corp. 30,200                                                           364
 + Sky Financial Group, Inc. 48,730                                          810
   SouthTrust Corp. 92,787                                                 3,004
   State Street Corp. 88,700                                              11,064
   Summit Bancorp. 96,050                                                  3,602
   SunTrust Banks, Inc. 166,456                                            8,125
   Synovus Financial Corp. 157,962                                         3,406
   Trustmark Corp. 44,000                                                    836
   U.S. Bancorp. 412,798                                                   9,985
   Union Planters Corp. 73,900                                             2,499
   UnionBanCal Corp. 90,600                                                1,903
   Valley National Bancorp. 38,587                                         1,068
   Wachovia Corp. 111,349                                                  6,013
   Wells Fargo & Co. 924,440                                              42,813
   Westamerica Bancorp. 16,800                                               604
   Wilmington Trust Corp. 18,200                                             958
   Zions Bancorp. 46,600                                                   2,677
                                                                     -----------
                                                                         413,614
   BUSINESS MACHINES & SOFTWARE 13.9%
   -----------------------------------------------------------------------------
 - 3Com Corp. 194,350                                                      3,450
 - Adaptec, Inc. 45,400                                                      718
   Adobe Systems, Inc. 136,800                                            10,405
 - Apple Computer, Inc. 181,700                                            3,555
   Autodesk, Inc. 27,200                                                     600
 - BMC Software, Inc. 122,000                                              2,478

30 See the Financial Notes, which
   are integral to this information.

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
  - Cabletron Systems, Inc. 102,400                                        2,778
  - Ceridian Corp. 80,000                                                  2,000
-(2)Cisco Systems, Inc. 3,942,700                                        212,412
    Comdisco, Inc. 85,066                                                  1,047
    Compaq Computer Corp. 941,868                                         28,642
  - Compuware Corp. 179,600                                                1,414
  - Comverse Technology, Inc. 86,400                                       9,655
  - Dell Computer Corp. 1,437,400                                         42,403
    Diebold, Inc. 35,818                                                     931
  - EMC Corp. 1,211,900                                                  107,935
  - Gateway, Inc. 182,000                                                  9,393
    Hewlett-Packard Co. 1,108,000                                         51,453
  - Informix Corp. 146,900                                                   624
 -+ Integrated Device Technology, Inc. 56,800                              3,199
    International Business Machines Corp. 974,800                         96,018
  - Lexmark International Group, Inc., Class A 71,000                      2,911
  - Microchip Technology, Inc. 67,500                                      2,135
 -+ Micromuse, Inc. 19,100                                                 3,241
-(3)Microsoft Corp. 2,923,700                                            201,370
  - NCR Corp. 54,451                                                       2,348
  - Network Appliance, Inc. 173,700                                       20,670
  - Novell, Inc. 170,800                                                   1,537
  - Novellus Systems, Inc. 72,700                                          2,976
  - Oracle Corp. 3,131,514                                               103,340
    Pitney Bowes, Inc. 141,100                                             4,189
  - Seagate Technology, Inc. 126,560                                       8,843
  - Silicon Graphics, Inc. 102,100                                           459
  - Storage Technology Corp. 55,600                                          542
  - Sun Microsystems, Inc. 880,700                                        97,648
 -+ Sybase, Inc. 44,600                                                      934
  - Tech Data Corp. 28,000                                                 1,166
 -+ The Titan Corp. 27,700                                                   370
    Total System Services, Inc. 102,700                                    1,695
  - Unisys Corp. 176,150                                                   2,246
 -+ Visual Networks, Inc. 13,800                                              51
    Xerox Corp. 363,950                                                    3,071
 -+ Xircom, Inc. 16,300                                                      230
                                                                     -----------
                                                                       1,053,082
   BUSINESS SERVICES 6.1%
   -----------------------------------------------------------------------------
 - ACNielsen Corp. 35,000                                                    838
 - Affiliated Computer Services, Inc., Class A 30,000                      1,671
-+ Affymetrix, Inc. 30,400                                                 1,683
 - Allied Waste Industries, Inc. 109,065                                   1,009
 - America Online, Inc. 1,281,515                                         64,627
 - American Management Systems, Inc. 22,000                                  476
 - Apollo Group, Inc., Class A 42,500                                      1,663
 - At Home Corp., Class A 208,396                                          2,149
   Automatic Data Processing, Inc. 347,300                                22,683
 - Autonation, Inc. 199,600                                                1,347
-+ BEA Systems, Inc. 137,200                                               9,844
-+ BroadVision, Inc. 139,000                                               4,135
 - CDW Computer Centers, Inc. 52,000                                       3,351
 - Cendant Corp. 403,540                                                   4,842
 - Checkfree Corp. 41,300                                                  2,055
 - Ciber, Inc. 26,400                                                        206
   Cintas Corp. 92,800                                                     4,304
 - Citrix Systems, Inc. 104,200                                            2,305
   Computer Associates International, Inc. 328,379                        10,467
 - Computer Sciences Corp. 94,196                                          5,934
 - Concord EFS, Inc. 117,612                                               4,859
-+ Convergys Corp. 86,300                                                  3,759
-+ Credence Systems, Corp. 27,800                                            521
 - CSG Systems International, Inc. 29,000                                  1,347
   Deluxe Corp. 40,000                                                       903
 - DeVry, Inc. 38,700                                                      1,429
-+ DoubleClick, Inc. 64,700                                                1,051
 - DST Systems, Inc. 70,000                                                4,314
-+ Dun & Bradstreet Corp. 44,800                                             969
 - Earthlink, Inc. 49,070                                                    320
-+ eBay, Inc. 145,600                                                      7,498
   Ecolab, Inc. 72,800                                                     2,853
   Electronic Data Systems Corp. 257,200                                  12,072
-+ Entrust Technologies, Inc. 24,600                                         755
   Equifax, Inc. 78,500                                                    2,708
   Exelon Corp. 189,787                                                   11,411
   First Data Corp. 234,302                                               11,744
 - Fiserv, Inc. 70,693                                                     3,707


                                            See the Financial Notes, which    31
                                            are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   H&R Block, Inc. 53,700                                                  1,916
-+ HNC Software, Inc. 13,700                                                 278
 - I2 Technologies, Inc. 107,000                                          18,190
 - Icos Corp. 25,500                                                       1,310
   IMS Health, Inc. 164,200                                                3,879
   Interpublic Group of Cos., Inc. 170,100                                 7,304
 - Intuit, Inc. 112,500                                                    6,912
 - J.D. Edwards & Co. 65,000                                               1,682
 - Keane, Inc. 39,000                                                        507
 - Lamar Advertising Co. 41,500                                            1,992
 - Legato Systems, Inc. 46,100                                               411
-+ Macrovision Corp. 21,800                                                1,589
   Manpower, Inc. 44,400                                                   1,546
 - MarchFirst, Inc. 60,950                                                   354
-+ Mercury Interactive Corp. 44,300                                        4,917
 + Metris Cos., Inc. 38,550                                                1,248
-+ National Instruments Corp. 33,200                                       1,550
   National Service Industries, Inc. 22,700                                  464
-+ NCO Group, Inc. 14,200                                                    311
 - Network Associates, Inc. 76,250                                         1,468
 - New Era of Networks, Inc. 10,000                                          156
 - NOVA Corp. 36,000                                                         565
   Omnicom Group, Inc. 98,700                                              9,105
-+ Open Market, Inc. 20,900                                                   69
 - Parametric Technology Corp. 142,400                                     1,753
   Paychex, Inc. 209,542                                                  11,878
 - PeopleSoft, Inc. 155,400                                                6,782
-+ Peregrine Systems, Inc. 76,800                                          1,843
 - Pixar, Inc. 26,300                                                        868
-+ Polycom, Inc. 39,400                                                    2,561
-+ Profit Recovery Group International, Inc. 21,800                          117
-+ PSINet, Inc. 83,800                                                       558
-+ Qlogic Corp. 49,000                                                     4,741
-+ RealNetworks, Inc. 72,600                                               1,496
   Reynolds & Reynolds Co., Class A 45,400                                   812
 - Robert Half International, Inc. 109,300                                 3,334
-+ RSA Security, Inc. 22,200                                               1,288
 - Safety-Kleen, Corp. 44,000                                                  6
-+ Sandisk Corp. 36,200                                                    1,945
 - Sapient Corp. 63,400                                                    2,255
-+ SDL, Inc. 42,200                                                       10,940
   SEI Investments Co. 29,500                                              2,677
   The ServiceMaster Co. 155,000                                           1,414
 - Siebel Systems, Inc. 231,600                                           24,304
 - Six Flags, Inc. 43,700                                                    683
 - Sungard Data Systems, Inc. 73,000                                       3,732
 - Sykes Enterprises, Inc. 15,000                                             81
 - Symantec Corp. 33,800                                                   1,320
 - Synopsys, Inc. 38,800                                                   1,353
-+ Technology Solutions Co. 25,200                                            60
-+ Teletech Holdings, Inc. 34,600                                            960
-+ TMP Worldwide, Inc. 49,500                                              3,446
   True North Communications, Inc. 27,700                                  1,044
   Tyco International Ltd. 40,351                                          2,287
-+ VeriSign, Inc. 107,435                                                 14,181
 - VERITAS Software Corp. 223,150                                         31,468
-+ Verity, Inc. 17,100                                                       402
   Viad Corp. 53,100                                                       1,135
 - Vitesse Semiconductor Corp. 102,900                                     7,197
   Waste Management, Inc. 344,175                                          6,884
 - Wind River Systems, Inc. 38,800                                         1,593
 - Yahoo!, Inc. 303,400                                                   17,787
                                                                     -----------
                                                                         462,717
   CHEMICAL 0.9%
   -----------------------------------------------------------------------------
   Air Products & Chemicals, Inc. 127,200                                  4,746
   Cabot Corp. 37,800                                                        832
   Crompton Corp. 47,000                                                     376
   Dow Chemical Co. 375,800                                               11,509
   E.I. du Pont de Nemours & Co. 579,489                                  26,294
   Eastman Chemical Co. 41,725                                             1,789
   Great Lakes Chemical Corp. 29,000                                         968
   Hercules, Inc. 54,850                                                   1,004
   Lubrizol Corp. 31,700                                                     687
   Lyondell Chemical Co. 61,300                                              881
   Millennium Chemicals, Inc. 35,600                                         574
   PPG Industries, Inc. 95,700                                             4,271
   Praxair, Inc. 87,100                                                    3,244
   Rohm & Haas Co. 119,614                                                 3,596

32 See the Financial Notes, which
   are integral to this information.

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   RPM, Inc. 58,543                                                          523
   Sigma-Aldrich Corp. 47,000                                              1,680
   Solutia, Inc. 55,000                                                      701
   Union Carbide Corp. 73,000                                              3,139
   Valspar Corp. 21,600                                                      590
                                                                     -----------
                                                                          67,404
   CONSTRUCTION 0.3%
   -----------------------------------------------------------------------------
   Armstrong Holdings, Inc. 20,200                                            58
   Centex Corp. 33,000                                                     1,221
   Clayton Homes, Inc. 64,182                                                590
   Fluor Corp. 39,000                                                      1,365
   Johns Manville Corp. 66,800                                               614
   Lafarge Corp. 38,100                                                      719
   Martin Marietta Materials, Inc. 26,000                                    998
   Masco Corp. 252,600                                                     4,720
-+ Sawtek, Inc. 23,900                                                     1,216
   Sherwin-Williams Co. 90,000                                             1,952
   Southdown, Inc. 20,200                                                  1,432
   The Stanley Works 48,800                                                1,299
   USG Corp. 25,700                                                          439
   Vulcan Materials Co. 59,400                                             2,495
                                                                     -----------
                                                                          19,118
   CONSUMER: DURABLE 0.2%
   -----------------------------------------------------------------------------
   Black & Decker Corp. 46,500                                             1,750
 + Ethan Allen Interiors, Inc. 22,400                                        655
   Hillenbrand Industries, Inc. 37,000                                     1,711
   Leggett & Platt, Inc. 111,600                                           1,827
 - Linens 'N Things, Inc. 20,000                                             615
   Maytag Corp. 45,850                                                     1,312
 - Mohawk Industries, Inc. 25,000                                            545
   Shaw Industries, Inc. 71,200                                            1,322
   Whirlpool Corp. 40,900                                                  1,779
                                                                     -----------
                                                                          11,516
   CONSUMER: NONDURABLE 0.8%
   -----------------------------------------------------------------------------
   American Greetings Corp., Class A 39,200                                  713
 - Brinker International, Inc. 35,000                                      1,374
 - Catalina Marketing Corp. 30,000                                         1,178
   Darden Restaurants, Inc. 78,600                                         1,769
 - Electronic Arts, Inc. 80,800                                            4,040
   Fastenal Co. 20,700                                                     1,189
   Fortune Brands, Inc. 90,300                                             2,658
   Harcourt General, Inc. 40,200                                           2,253
   Hasbro, Inc. 95,087                                                     1,022
 - International Game Technology 44,600                                    1,633
 + International Speedway Corp., Class A 30,100                              967
   Lancaster Colony Corp. 24,450                                             578
   Mattel, Inc. 230,520                                                    2,982
   McDonald's Corp. 728,900                                               22,596
   Newell Rubbermaid, Inc. 145,209                                         2,786
 - Outback Steakhouse, Inc. 46,875                                         1,336
 - Service Corp. International 16,200                                         37
 - Sotheby's Holdings, Inc., Class A 30,000                                  816
 - Starbucks Corp. 104,000                                                 4,648
 - Tricon Global Restaurants, Inc. 80,860                                  2,426
   Wendy's International, Inc. 63,500                                      1,381
                                                                     -----------
                                                                          58,382
   CONTAINERS 0.1%
   -----------------------------------------------------------------------------
   Bemis Co., Inc. 28,400                                                    735
   Crown Cork & Seal Co., Inc. 69,600                                        635
 - Owens-Illinois, Inc. 64,900                                               385
 - Sealed Air Corp. 44,199                                                 2,127
   Sonoco Products Co. 54,641                                              1,055
                                                                     -----------
                                                                           4,937
   ELECTRONICS 9.3%
   -----------------------------------------------------------------------------
 - Acxiom Corp. 48,800                                                     1,964
 - ADC Telecommunications, Inc. 426,800                                    9,123
 - Adelphia Communications Corp., Class A 54,507                           1,809
-+ Advanced Fibre Communications, Inc. 44,000                              1,433
 - Advanced Micro Devices, Inc. 172,200                                    3,896
-+ Alpha Industries, Inc. 12,800                                             510
 - Altera Corp. 228,800                                                    9,367
 - American Power Conversion Corp. 103,000                                 1,333
-+ Amphenol Corp., Class A 22,800                                          1,465
 - Analog Devices, Inc. 197,000                                           12,805
 - Andrew Corp. 44,412                                                     1,169
-+ Antec Corp. 23,000                                                        280
 - Applied Materials, Inc. 449,100                                        23,858
 - Arrow Electronics, Inc. 53,800                                          1,722


                                              See the Financial Notes, which  33
                                           are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

-+ Aspect Communications Corp. 26,900                                        443
 - Atmel Corp. 254,900                                                     3,808
   Avnet, Inc. 48,800                                                      1,312
   AVX Corp. 96,800                                                        2,771
-+ Broadcom Corp., Class A 123,600                                        27,486
 - Cadence Design Systems, Inc. 134,350                                    3,451
 - CIENA Corp. 157,300                                                    16,536
 - CMGI, Inc. 150,500                                                      2,540
-+ CommScope, Inc. 28,700                                                    726
-+ Cree, Inc. 19,600                                                       1,945
 + CTS Corp. 15,600                                                          670
-+ Cypress Semiconductor Corp. 66,700                                      2,497
 - Dallas Semiconductor Corp. 33,600                                       1,331
 - Electronics for Imaging, Inc. 31,000                                      481
-+ Emulex Corp. 20,000                                                     2,938
 - Gentex Corp. 45,000                                                     1,114
-+ Getty Images, Inc. 27,700                                                 879
-+ Harmonic, Inc. 23,965                                                     347
   Harris Corp. 36,600                                                     1,160
-+ Imation Corp. 20,100                                                      398
(5)Intel Corp. 3,730,200                                                 167,859
-+ Internet Security Systems 23,000                                        2,030
   ITT Industries, Inc. 50,600                                             1,648
 - JDS Uniphase Corp. 518,900                                             42,258
-+ Kemet Corp. 48,600                                                      1,355
 - KLA-Tencor Corp. 95,000                                                 3,212
-+ L-3 Communications Holdings, Inc. 18,000                                1,187
-+ Lam Research Corp. 66,900                                               1,296
   Linear Technology Corp. 172,900                                        11,163
 - Loral Space & Communications Corp. 143,800                                818
 - LSI Logic Corp. 171,900                                                 5,651
   Lucent Technologies, Inc. 1,853,769                                    43,216
 - Macromedia, Inc. 30,000                                                 2,312
 - Maxim Integrated Products, Inc. 158,400                                10,504
 - Metromedia Fiber Network, Inc., Class A 246,600                         4,685
 - Micron Technology, Inc. 312,000                                        10,842
   Molex Inc., Class A 56,900                                              2,237
   Molex, Inc. 112,821                                                     6,092
   Moody's Corp. 89,600                                                    2,358
   Motorola, Inc. 1,210,486                                               30,187
 - National Semiconductor Corp. 98,500                                     2,561
 - Nextel Communications, Inc., Class A 423,200                           16,267
   PE Corp.--PE Biosystems Group 120,000                                  14,040
 - Per-Se Technologies, Inc. 488                                              --
   PerkinElmer, Inc. 27,100                                                3,238
-+ Powerwave Technologies, Inc. 25,000                                     1,203
 - QUALCOMM, Inc. 414,000                                                 26,955
 - Rambus, Inc. 52,800                                                     2,373
 - Rational Software Corp. 103,200                                         6,160
-+ RF Micro Devices, Inc. 89,800                                           1,790
 - Sanmina Corp. 83,900                                                    9,591
 - SCI Systems, Inc. 78,900                                                3,393
   Scientific-Atlanta, Inc. 89,400                                         6,118
-+ Semtech Corp. 40,400                                                    1,303
-+ Sensormatic Electronics Corp. 42,600                                      767
 - Solectron Corp. 333,100                                                14,656
   Symbol Technologies, Inc. 83,980                                        3,816
   Tektronix, Inc. 26,600                                                  1,895
 - Tellabs, Inc. 226,800                                                  11,326
 - Teradyne, Inc. 95,500                                                   2,984
-+ Terayon Communication Systems, Inc. 30,200                                676
   Texas Instruments, Inc. 960,755                                        47,137
 - Thermo Electron Corp. 95,784                                            2,778
   Thomas & Betts Corp. 24,400                                               369
-+ TranSwitch Corp. 45,300                                                 2,616
-+ Triquint Semiconductor, Inc. 43,500                                     1,667
 - Univision Communications, Inc., Class A 114,000                         4,361
-+ Vicor Corp. 29,700                                                      1,604
-+ Vishay Intertechnology, Inc. 76,750                                     2,303
 - VISX, Inc. 33,500                                                         718
 - Waters Corp. 78,400                                                     5,689
-+ Western Wireless Corp., Class A 28,100                                  1,335
 - Xilinx, Inc. 181,600                                                   13,155
                                                                     -----------
                                                                         709,321


34 See the Financial Notes, which
   are integral to this information.

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   ENERGY: RAW MATERIALS 1.0%
   -----------------------------------------------------------------------------
   Anadarko Petroleum Corp. 133,780                                        8,569
   Apache Corp. 66,000                                                     3,651
   Baker Hughes, Inc. 183,820                                              6,319
-+ BJ Services Co. 45,800                                                  2,402
   Burlington Resources, Inc. 118,367                                      4,261
   Cooper Cameron Corp. 35,000                                             1,908
 + Devon Energy Corp. 70,630                                               3,560
 + Eastern Enterprises 15,000                                                966
   ENSCO International, Inc. 77,800                                        2,587
   EOG Resources, Inc. 64,800                                              2,552
 - Global Marine, Inc. 94,500                                              2,504
   Halliburton Co. 246,860                                                 9,149
 + Mitchell Energy & Development Corp., Class A 27,200                     1,251
 - Nabors Industries, Inc. 81,000                                          4,123
   Noble Affiliates, Inc. 31,000                                           1,137
 - Noble Drilling Corp. 75,000                                             3,117
   Occidental Petroleum Corp. 204,300                                      4,060
 - R&B Falcon Corp. 105,000                                                2,625
-+ Rowan Cos., Inc. 52,600                                                 1,325
 - Smith International, Inc. 27,000                                        1,904
   Tidewater, Inc. 30,900                                                  1,427
   Valero Energy Corp. 34,000                                              1,124
 - Weatherford International, Inc. 62,930                                  2,297
                                                                     -----------
                                                                          72,818
   FOOD & AGRICULTURE 2.9%
   -----------------------------------------------------------------------------
   Archer-Daniels-Midland Co. 350,668                                      3,857
   Campbell Soup Co. 234,400                                               6,856
   Coca-Cola Co. 1,375,000                                                83,016
   Coca-Cola Enterprises, Inc. 232,000                                     4,263
   ConAgra, Inc. 295,359                                                   6,313
 + Corn Products International, Inc. 20,500                                  515
   Dean Foods Co. 21,150                                                     677
   Flowers Industries, Inc. 55,500                                           853
   General Mills, Inc. 162,200                                             6,772
   H.J. Heinz Co. 193,700                                                  8,123
   Hershey Foods Corp. 76,100                                              4,133
   Hormel Foods Corp. 82,800                                               1,392
   IBP, Inc. 58,400                                                        1,201
   IMC Global, Inc. 62,360                                                   807
   Interstate Bakeries Corp. 37,200                                          521
   Kellogg Co. 224,800                                                     5,704
   McCormick & Co., Inc. 38,400                                            1,217
   Nabisco Group Holdings Corp. 178,236                                    5,147
   Nabisco Holdings Corp., Class A 28,800                                  1,557
   PepsiCo, Inc. 801,100                                                  38,803
   Quaker Oats Co. 73,100                                                  5,962
   Ralston Purina Group 168,300                                            4,081
   Sara Lee Corp. 480,400                                                 10,359
 - Suiza Foods Corp. 17,300                                                  801
   Supervalu, Inc. 72,000                                                  1,107
   Sysco Corp. 186,800                                                     9,749
   Tyson Foods, Inc., Class A 129,300                                      1,447
   Whitman Corp. 72,800                                                      946
   Wm. Wrigley Jr. Co. 63,400                                              5,021
                                                                     -----------
                                                                         221,200
   GOLD 0.0%
   -----------------------------------------------------------------------------
   Homestake Mining Co. 142,800                                              589
   Newmont Mining Corp. 93,038                                             1,262
                                                                     -----------
                                                                           1,851
   HEALTHCARE / DRUGS & MEDICINE 12.1%
   -----------------------------------------------------------------------------
   Abbott Laboratories 861,200                                            45,482
   Aetna, Inc. 78,065                                                      4,513
   Allergan, Inc. 72,100                                                   6,061
 - ALZA Corp. 63,700                                                       5,156
   American Home Products Corp. 724,300                                   45,993
 - Amgen, Inc. 571,600                                                    33,117
-+ Andrx Group 38,000                                                      2,736
   Bausch & Lomb, Inc. 29,000                                              1,118
   Baxter International, Inc. 161,900                                     13,306
   Beckman Coulter, Inc. 17,500                                            1,226
   Becton, Dickinson & Co. 138,000                                         4,623
 - Biogen, Inc. 84,600                                                     5,092
   Biomet, Inc. 97,550                                                     3,530
 - Boston Scientific Corp. 224,942                                         3,585
   Bristol-Myers Squibb Co. 1,090,400                                     66,446
   C.R. Bard, Inc. 33,600                                                  1,407
   Cardinal Health, Inc. 156,920                                          14,868
 - Chiron Corp. 104,612                                                    4,531
   Dentsply International, Inc. 33,000                                     1,145


                                            See the Financial Notes, which    35
                                            are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
   Eli Lilly & Co. 627,068                                                56,044
-+ Enzon, Inc. 22,100                                                      1,575
-+ First Health Group Corp. 26,900                                         1,049
 - Forest Laboratories, Inc., Class A 48,400                               6,413
 - Genzyme Corp. -- General Division 47,700                                3,387
 - Gilead Sciences, Inc. 26,000                                            2,236
 - Guidant Corp. 168,972                                                   8,945
   HCA--The Healthcare Co. 308,672                                        12,328
 - Health Management Associates, Inc., Class A 137,628                     2,727
 - HealthSouth Corp. 210,200                                               2,522
-+ Human Genome Sciences, Inc. 60,200                                      5,321
 - Humana, Inc. 88,500                                                     1,073
   ICN Pharmaceuticals, Inc. 45,174                                        1,719
-+ Idec Pharmaceuticals Corp. 24,800                                       4,864
 - Immunex Corp. 278,300                                                  11,845
 - IVAX Corp. 97,500                                                       4,241
   Johnson & Johnson 772,538                                              71,170
-+ King Pharmaceuticals, Inc. 91,600                                       4,105
 - Lincare Holdings, Inc. 30,000                                           1,262
 - Manor Care, Inc. 57,600                                                   961
   McKesson HBOC, Inc. 154,028                                             4,322
 - Medimmune, Inc. 116,700                                                 7,629
   Medtronic, Inc. 665,600                                                36,150
(9)Merck & Co., Inc. 1,278,708                                           115,004
-+ Millennium Pharmaceuticals, Inc. 110,100                                7,989
 - Minimed, Inc. 40,000                                                    2,918
   Mylan Laboratories, Inc. 69,350                                         1,942
   Omnicare, Inc. 51,100                                                     894
 - Oxford Health Plans, Inc. 45,900                                        1,549
 - PacifiCare Health Systems, Inc. 21,164                                    221
 - Patterson Dental Co. 37,000                                             1,159
(6)Pfizer, Inc. 3,507,852                                                151,495
   Pharmacia Corp. 719,500                                                39,573
 - Quintiles Transnational Corp. 64,060                                      893
   Schering-Plough Corp. 813,200                                          42,032
 - Sepracor, Inc. 40,500                                                   2,759
 - St. Jude Medical, Inc. 46,450                                           2,555
   Stryker Corp. 107,200                                                   5,052
 - Sybron International Corp. 59,600                                       1,475
 - Tenet Healthcare Corp. 172,373                                          6,776
 - Trigon Healthcare, Inc. 20,000                                          1,434
   UnitedHealth Group, Inc. 96,400                                        10,544
 - Watson Pharmaceuticals, Inc. 57,000                                     3,566
 - Wellpoint Health Networks, Inc. 36,125                                  4,224
                                                                     -----------
                                                                         919,877
   HOUSEHOLD PRODUCTS 1.4%
   -----------------------------------------------------------------------------
   Alberto-Culver Co., Class B 33,700                                      1,131
   Avon Products, Inc. 139,400                                             6,761
   Clorox Co. 129,700                                                      5,788
   Colgate-Palmolive Co. 322,200                                          18,932
   Dial Corp. 54,100                                                         605
   Estee Lauder Cos., Inc., Class A 72,000                                 3,344
   Gillette Co. 582,910                                                   20,329
   International Flavors & Fragrances, Inc. 58,500                           980
   Procter & Gamble Co. 726,100                                           51,871
                                                                     -----------
                                                                         109,741
   INSURANCE 3.9%
   -----------------------------------------------------------------------------
   21st Century Insurance Group 47,000                                       778
   AFLAC, Inc. 153,950                                                    11,248
 - Alleghany Corp. 4,112                                                     790
   Allmerica Financial Corp. 30,000                                        1,892
   Allstate Corp. 409,348                                                 16,476
   AMBAC Financial Group, Inc. 44,800                                      3,576
   American Financial Group, Inc. 34,100                                     731
   American General Corp. 139,493                                         11,229
(8)American International Group, Inc. 1,286,112                          126,039
   American National Insurance Co. 14,500                                    982
   Aon Corp. 141,112                                                       5,847
   Chubb Corp. 96,500                                                      8,148
   CIGNA Corp. 95,200                                                     11,610
   Cincinnati Financial Corp. 88,614                                       3,257
 - CNA Financial Corp. 105,700                                             3,858
   Conseco, Inc. 166,335                                                   1,154
   Erie Indemnity Co., Class A 40,000                                      1,118
   Everest Re Group Ltd. 31,000                                            1,817
   Hartford Financial Services Group, Inc. 124,200                         9,245
   Jefferson-Pilot Corp. 56,725                                            3,900
   Leucadia National Corp. 30,000                                            746


36 See the Financial Notes, which are
   integral to this information.

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   Lincoln National Corp. 107,800                                          5,215
   Loew's Corp. 54,900                                                     4,992
   Marsh & McLennan Cos., Inc. 149,900                                    19,599
   MBIA, Inc. 54,000                                                       3,925
   Mercury General Corp. 31,400                                            1,150
   MGIC Investment Corp. 60,500                                            4,122
 + Mony Group, Inc. 25,900                                                 1,065
   Old Republic International Corp. 61,275                                 1,593
   The PMI Group, Inc. 25,100                                              1,854
   Progressive Corp. 39,900                                                3,920
   Protective Life Corp. 32,600                                              754
 + Radian Group, Inc. 20,900                                               1,481
   Reinsurance Group of America, Inc. 27,200                               1,017
   SAFECO Corp. 70,600                                                     1,708
   St. Paul Cos., Inc. 124,554                                             6,383
   Torchmark Corp. 69,700                                                  2,322
   Transatlantic Holdings, Inc. 20,000                                     1,858
   Unitrin, Inc. 37,800                                                    1,174
   UnumProvident Corp. 131,471                                             3,714
-+ XO Communications, Inc., Class A 126,816                                4,278
                                                                     -----------
                                                                         296,565
   MEDIA 3.7%
   -----------------------------------------------------------------------------
   A.H. Belo Corp., Class A 65,000                                         1,247
 - American Tower Corp., Class A 92,600                                    3,791
   BHC Communications, Inc., Class A 11,700                                1,685
 - Cablevision Systems Corp., Class A 73,200                               5,453
 - Chris-Craft Industries, Inc. 19,499                                     1,433
 - Clear Channel Communications, Inc. 274,629                             16,495
-+ CNET Networks, Inc. 67,964                                              2,141
 - Comcast Corp., Special Class A 502,276                                 20,468
 - Comcast Corp., Class A 17,000                                             682
 - Cox Communications, Inc., Class A 317,786                              14,002
-+ Crown Castle International Corp. 107,300                                3,253
   Dow Jones & Co., Inc. 50,450                                            2,970
-+ EchoStar Communications Corp., Class A 128,200                          5,801
-+ Emmis Communications Corp., Class A 22,400                                599
 - Express Scripts, Inc., Class A 22,000                                   1,478
-+ Fox Entertainment Group, Inc., Class A 99,900                           2,148
   Gannett Co., Inc. 147,600                                               8,561
   Harte-Hanks Communications, Inc. 38,200                                   845
 - Hispanic Broadcasting Corp. 58,000                                      1,813
   Hollinger International, Inc. 60,000                                      926
   Houghton Mifflin Co. 20,000                                               736
   Knight-Ridder, Inc. 48,400                                              2,432
   Lee Enterprises, Inc. 22,000                                              608
-+ Liberty Digital, Inc., Class A 14,600                                     170
   McClatchy Co., Class A 22,000                                             836
   McGraw-Hill Cos., Inc. 111,350                                          7,147
   Media General, Inc., Class A 19,500                                       741
   Meredith Corp. 29,000                                                     921
 - Metro-Goldwyn-Mayer, Inc. 119,520                                       2,353
   New York Times Co., Class A 94,026                                      3,455
-+ Price Communications Corp. 25,900                                         560
 - Primedia, Inc. 92,300                                                   1,044
   R.R. Donnelley & Sons Co. 66,500                                        1,430
   Reader's Digest Association, Inc., Class A 57,800                       2,121
   The E.W. Scripps Co., Class A 43,975                                    2,570
   Time Warner, Inc. 735,310                                              55,817
   Tribune Co. 174,900                                                     6,482
 + United Television, Inc. 5,300                                             710
-+ UnitedGlobalCom, Inc., Class A 27,800                                     884
 - USA Networks, Inc. 164,400                                              3,329
 - Valassis Communications, Inc. 37,500                                    1,041
-+ Valuevision International, Inc., Class A 21,200                           429
 - Viacom, Inc., Class B 842,703                                          47,929
   The Walt Disney Co. 1,157,221                                          41,443
   Washington Post Co., Class B 5,200                                      2,777
-+ Westwood One, Inc. 60,600                                               1,148
                                                                     -----------
                                                                         284,904
   MISCELLANEOUS 0.3%
   -----------------------------------------------------------------------------
-+ C-Cube Microsystems, Inc. 22,600                                          441
-+ Palm, Inc. 313,261                                                     16,779
-+ Spherion Corp. 35,500                                                     422
   XCEL Energy, Inc. 192,535                                               4,922
                                                                     -----------
                                                                          22,564


                                           See the Financial Notes, which     37
                                           are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   MISCELLANEOUS FINANCE 7.3%
   -----------------------------------------------------------------------------
   A.G. Edwards, Inc. 52,843                                               2,682
 + Allied Capital Corp. 37,600                                               776
   American Express Co. 738,600                                           44,316
-+ AmeriCredit Corp. 41,000                                                1,102
-+ Ameritrade Holding Corp., Class A 89,500                                1,309
   Associates First Capital Corp., Class A 404,902                        15,032
   Astoria Financial Corp. 29,750                                          1,116
   AXA Financial, Inc. 246,900                                            13,348
   Bear Stearns Cos., Inc. 59,671                                          3,618
 - Berkshire Hathaway, Inc., Class A 843                                  53,699
 - Berkshire Hathaway, Inc., Class B 3,421                                 7,194
 - BISYS Group, Inc. 34,000                                                1,602
   Capital One Financial Corp. 108,250                                     6,833
## Charles Schwab Corp. 767,097                                           26,944
   Charter One Financial, Inc. 121,144                                     2,779
   CIT Group, Inc., Class A 145,300                                        2,534
(7)Citigroup, Inc. 2,500,498                                             131,589
   Countrywide Credit Industries, Inc. 61,285                              2,294
   Dime Bancorp., Inc. 61,926                                              1,513
 + Eaton Vance Corp. 19,300                                                  961
 - E*Trade Group, Inc. 161,000                                             2,345
   Fannie Mae 559,700                                                     43,097
 + Federated Investors, Inc., Class B 67,650                               1,970
   Finova Group, Inc. 26,700                                                  68
   Franklin Resources, Inc. 133,200                                        5,706
   Freddie Mac 386,200                                                    23,172
   Golden State Bancorp, Inc. 68,000                                       1,777
   Household International, Inc. 261,598                                  13,162
   John Nuveen Co., Class A 15,000                                           716
-+ Knight Trading Group, Inc. 68,100                                       2,039
   Legg Mason, Inc. 32,000                                                 1,662
   Lehman Brothers Holdings, Inc. 135,760                                  8,757
   MBNA Corp. 472,887                                                     17,763
   Merrill Lynch & Co., Inc. 445,400                                      31,178
   Morgan Stanley Dean Witter & Co. 625,110                               50,204
   Paine Webber Group, Inc. 83,887                                         5,977
   Sovereign Bancorp., Inc. 109,600                                          911
   T. Rowe Price Associates, Inc. 65,900                                   3,085
   TCF Financial Corp. 50,600                                              2,046
   USA Education, Inc. 90,350                                              5,048
   Washington Federal, Inc. 28,940                                           646
   Washington Mutual, Inc. 302,648                                        13,317
   Wesco Financial Corp. 3,800                                             1,017
                                                                     -----------
                                                                         556,904
   NON-FERROUS METALS 0.2%
   -----------------------------------------------------------------------------
   Alcoa, Inc. 479,495                                                    13,756
   Engelhard Corp. 69,687                                                  1,455
 - Freeport-McMoRan Copper & Gold, Inc., Class B 78,894                      626
-+ Mueller Industries, Inc. 19,900                                           464
   Phelps Dodge Corp. 44,700                                               2,090
                                                                     -----------
                                                                          18,391
   OIL: DOMESTIC 0.6%
   -----------------------------------------------------------------------------
   Amerada Hess Corp. 52,100                                               3,230
   Ashland, Inc. 38,500                                                    1,261
   Diamond Offshore Drilling, Inc. 76,800                                  2,654
   Kerr-McGee Corp. 52,102                                                 3,403
   Murphy Oil Corp. 27,670                                                 1,603
-+ Ocean Energy, Inc. 100,200                                              1,390
   Phillips Petroleum Co. 143,800                                          8,880
   Sunoco, Inc. 51,900                                                     1,554
   Tosco Corp. 79,600                                                      2,279
   Transocean Sedco Forex, Inc. 116,800                                    6,190
   Ultramar Diamond Shamrock Corp. 50,700                                  1,331
   Unocal Corp. 135,534                                                    4,625
   USX-Marathon Group, Inc. 176,000                                        4,785
                                                                     -----------
                                                                          43,185
   OIL: INTERNATIONAL 2.9%
   ---------------------------------------------------------------------------- -
   Chevron Corp. 362,700                                                  29,787
(4)Exxon Mobil Corp. 1,935,565                                           172,628
   Santa Fe International Corp. 65,000                                     2,373
   Texaco, Inc. 306,309                                                   18,091
                                                                     -----------
                                                                         222,879


38 See the Financial Notes, which
are integral to this information.

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   OPTICAL & PHOTO 0.1%
   -----------------------------------------------------------------------------
   Eastman Kodak Co. 170,200                                               7,638

   PAPER & FOREST PRODUCTS 0.7%
   -----------------------------------------------------------------------------
     Boise Cascade Corp. 33,000                                              947
     Bowater, Inc. 31,300                                                  1,694
     Fort James Corp. 113,800                                              3,748
     Georgia-Pacific Corp. (Timber Group) 50,000                           1,416
     Georgia-Pacific Group 93,500                                          2,513
     International Paper Co. 265,845                                       9,737
     Kimberly-Clark Corp. 306,260                                         20,213
     Louisiana-Pacific Corp. 57,200                                          486
     Mead Corp. 56,800                                                     1,644
     Pentair, Inc. 26,200                                                    781
 +   Potlatch Corp. 15,800                                                   529
     Rayonier, Inc. 13,875                                                   488
     Smurfit-Stone Container Corp. 120,100                                 1,621
     Temple-Inland, Inc. 28,900                                            1,293
     Westvaco Corp. 55,800                                                 1,590
     Weyerhaeuser Co. 122,000                                              5,726
     Willamette Industries, Inc. 61,000                                    2,215
                                                                     -----------
                                                                          56,641
   PRODUCER GOODS & MANUFACTURING 6.3%
   -----------------------------------------------------------------------------
     Actuant Corp., Class A 30,000                                           109
 -   American Standard Cos. 38,900                                         1,785
-+   Applied Micro Circuits Corp. 163,000                                 12,459
     Avery Dennison Corp. 61,800                                           3,121
 -   Blyth, Inc. 30,000                                                      780
     Briggs & Stratton Corp. 16,300                                          582
     Caterpillar, Inc. 190,700                                             6,686
-+   Cognex Corp. 22,700                                                     760
     Cooper Industries, Inc. 53,700                                        2,054
     Corning, Inc. 489,641                                                37,458
     Deere & Co. 128,400                                                   4,727
     Dover Corp. 114,200                                                   4,846
     Emerson Electric Co. 236,200                                         17,346
 -   FMC Corp. 16,900                                                      1,284
#(1) General Electric Co. 5,505,300                                      301,759
     Harsco Corp. 22,300                                                     450
     Herman Miller, Inc. 43,500                                            1,136
     HON Industries, Inc. 38,800                                             934
 +   Honeywell International, Inc. 445,263                                23,961
     Hubbell, Inc., Class B 33,538                                           803
     Illinois Tool Works, Inc. 167,742                                     9,320
     Ingersoll-Rand Co. 89,650                                             3,384
 -   Jabil Circuit, Inc. 104,400                                           5,957
     Johnson Controls, Inc. 47,100                                         2,808
-+   Lattice Semiconductor Corp. 53,800                                    1,570
-+   Mastec, Inc. 25,200                                                     729
-+   Micrel, Inc. 46,400                                                   2,100
     Millipore Corp. 24,900                                                1,307
     Minnesota Mining & Manufacturing Co. 219,400                         21,200
     Pall Corp. 70,233                                                     1,514
     Parker-Hannifin Corp. 64,375                                          2,664
-+   Rare Medium Group, Inc. 17,400                                           80
-+   Safeguard Scientifics, Inc. 51,100                                      786
     Snap-On, Inc. 17,150                                                    438
     Teleflex, Inc. 25,000                                                   864
     The Timken Co. 33,600                                                   473
     Trinity Industries, Inc. 21,950                                         528
     U.S. Industries, Inc. 27,500                                            244
     Valhi, Inc. 67,000                                                      825
     W.W. Grainger, Inc. 53,600                                            1,712
-+   Zebra Technologies Corp., Class A 17,700                                775
                                                                     -----------
                                                                         482,318
   RAILROAD & SHIPPING 0.3%
   -----------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp. 223,753                            5,943
     CSX Corp. 120,300                                                     3,045
     Florida East Coast Industries, Inc., Class A 20,300                     726
     GATX Corp. 24,000                                                     1,010
 +   Kansas City Southern Industires, Inc. 30,800                            268
     Newport News Shipbuilding, Inc. 15,000                                  738
     Norfolk Southern Corp. 213,000                                        3,009
     Union Pacific Corp. 136,261                                           6,387
                                                                     -----------
                                                                          21,126
   REAL PROPERTY 0.0%
   -----------------------------------------------------------------------------
 -   Catellus Development Corp. 61,600                                     1,120
     The St. Joe Co. 43,300                                                  874
                                                                     -----------
                                                                           1,994


                                           See the Financial Notes, which     39
                                           are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   RETAIL 5.0%
   -----------------------------------------------------------------------------
       Albertson's, Inc. 232,042                                           5,497
 -     Amazon.com, Inc. 197,800                                            7,244
 -     American Eagle Outfitters, Inc. 26,000                                895
-+     AnnTaylor Stores Corp. 17,400                                         522
 -     AutoZone, Inc. 74,000                                               1,984
 -     Barnes & Noble, Inc. 40,000                                           755
 -     Bed, Bath & Beyond, Inc. 159,200                                    4,109
 -     Best Buy Co., Inc. 113,600                                          5,701
 -     BJ's Wholesale Club, Inc. 40,600                                    1,337
 -     Borders Group, Inc. 43,000                                            597
       Circuit City Stores-Circuit City Group 117,600                      1,558
 -     Consolidated Stores Corp. 56,312                                      669
 -     Costco Wholesale Corp. 248,408                                      9,098
       CVS Corp. 214,914                                                  11,377
       Dillards, Inc., Class A 43,100                                        453
       Dollar General Corp. 182,669                                        2,831
 -     Dollar Tree Stores, Inc. 59,400                                     2,324
       Family Dollar Stores, Inc. 96,200                                   1,870
 -     Federated Department Stores, Inc. 115,200                           3,751
       Gap, Inc. 468,000                                                  12,080
       Home Depot, Inc. 1,285,597                                         55,281
       Intimate Brands, Inc. 273,000                                       6,518
       J.C. Penney Co., Inc. 143,000                                       1,671
 -     Kmart Corp. 265,600                                                 1,577
 -     Kohl's Corp. 182,600                                                9,895
 -     Kroger Co. 458,080                                                 10,335
-+     Lands' End, Inc. 16,500                                               423
       Limited, Inc. 239,938                                               6,058
       Lowe's Cos., Inc. 212,200                                           9,695
       May Department Stores Co. 163,350                                   4,288
       Nordstrom, Inc. 68,800                                              1,131
 -     Office Depot, Inc. 146,848                                          1,221
 -     Payless Shoesource, Inc. 12,814                                       742
       RadioShack Corp. 109,332                                            6,519
 -     Rite Aid Corp. 141,700                                                363
       Ross Stores, Inc. 47,000                                              620
 -     Safeway, Inc. 274,780                                              15,027
 -     Saks, Inc. 68,340                                                     696
       Sears, Roebuck & Co. 189,600                                        5,637
 -     Staples, Inc. 252,460                                               3,598
       Target Corp. 501,900                                               13,865
 -     The Neiman Marcus Group, Inc., Class A 30,000                       1,114
       Tiffany & Co., Inc. 80,000                                          3,415
       TJX Cos., Inc. 169,900                                              4,630
 -     Toys 'R' Us, Inc. 120,880                                           2,078
(10)   Wal-Mart Stores, Inc. 2,482,500                                   112,643
       Walgreen Co. 561,200                                               25,605
       Weis Markets, Inc. 23,900                                             878
 -     Williams-Sonoma, Inc. 28,000                                          583
       Winn-Dixie Stores, Inc. 82,300                                      1,584
 -     Zale Corp. 19,600                                                     664
                                                                     -----------
                                                                         383,006
   STEEL 0.1%
   -----------------------------------------------------------------------------
       AK Steel Holding Corp. 56,700                                         524
       Allegheny Technologies, Inc. 46,140                                   934
       Nucor Corp. 45,100                                                  1,564
       USX-U.S. Steel Group, Inc. 49,260                                     785
 +     Worthington Industries, Inc. 50,200                                   480
                                                                     -----------
                                                                           4,287
   TELEPHONE 6.2%
   -----------------------------------------------------------------------------
-+     Adtran, Inc. 22,300                                                   847
-+     Allegiance Telecom, Inc. 55,050                                     1,731
       Alltel Corp. 174,867                                               11,268
       AT&T Corp. 2,059,911                                               47,764
       BellSouth Corp. 1,041,700                                          50,327
 -     Broadwing, Inc. 118,752                                             3,355
-+     Carrier Access Corp. 13,400                                           168
-+     Centennial Communications Corp. 52,800                              1,030
       CenturyTel, Inc. 77,887                                             2,999
 -     Citizens Communications Co. 150,818                                 2,187
-+     Commonwealth Telephone Enterprises, Inc. 12,200                       422
-+     Exodus Communications, Inc. 230,700                                 7,743
-+     Global Telesystems Group, Inc. 91,900                                 247
-+     Intermedia Communications, Inc. 32,700                                724
 +     ITC 35,800                                                            290
 -     Level 3 Communications, Inc. 202,300                                9,647


40 See the Financial Notes, which
are integral to this information.

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

 - McLeodUSA, Inc., Class A 303,800                                        5,848
 - NTL, Inc. 149,713                                                       6,578
-+ Powertel, Inc. 16,900                                                   1,475
 - Qwest Communications International, Inc. 920,747                       44,771
-+ RCN Corp. 42,900                                                          761
   SBC Communications, Inc. 1,884,028                                    108,685
   Sprint Corp. (FON Group) 472,668                                       12,053
 - Sprint Corp. (PCS Group) 493,421                                       18,812
   Telephone & Data Systems, Inc. 35,100                                   3,703
 - U.S. Cellular Corp. 53,800                                              3,443
 + Verizon Communications 1,508,793                                       87,227
-+ Viatel, Inc. 18,500                                                       178
 - Winstar Communications, Inc. 30,000                                       585
 - Worldcom, Inc. 1,594,728                                               37,875
                                                                     -----------
                                                                         472,743
   TOBACCO 0.6%
   -----------------------------------------------------------------------------
   Philip Morris Cos., Inc. 1,244,700                                     45,587
   UST, Inc. 90,000                                                        2,273
                                                                     -----------
                                                                          47,860
   TRAVEL & RECREATION 0.2%
   -----------------------------------------------------------------------------
   Brunswick Corp. 48,900                                                    951
 - Harrah's Entertainment, Inc. 67,600                                     1,935
   Hertz Corp., Class A 23,000                                               756
   Hilton Hotels Corp. 203,667                                             1,935
-+ Mandalay Resort Group 51,400                                            1,070
   Marriott International, Inc., Class A 138,600                           5,613
   MGM Mirage, Inc. 87,800                                                 3,035
 + Royal Caribbean Cruises Ltd. 99,300                                     2,234
 - Speedway Motorsports, Inc. 23,700                                         413
                                                                     -----------
                                                                          17,942
   TRUCKING & FREIGHT 0.1%
   -----------------------------------------------------------------------------
 + C.H. Robinson Worldwide, Inc. 27,500                                    1,504
   CNF Transportation, Inc. 26,400                                           705
 + Expeditores International of Washington, Inc. 28,400                    1,473
   PACCAR, Inc. 42,120                                                     1,772
   Ryder Systems, Inc. 33,800                                                668
                                                                     -----------
                                                                           6,122
   UTILITIES: ELECTRIC & GAS 3.4%
   -----------------------------------------------------------------------------
 - AES Corp. 251,736                                                      14,223
   Allegheny Energy, Inc. 62,100                                           2,542
   Allete 44,000                                                             949
   Alliant Energy Corp. 45,000                                             1,364
   Ameren Corp. 77,130                                                     3,066
   American Electric Power Co., Inc. 176,920                               7,342
   American Water Works Co., Inc. 54,600                                   1,331
   CP&L Energy, Inc. 90,500                                                3,648
-+ Calpine Corp. 75,700                                                    5,976
   Cinergy Corp. 87,565                                                    2,682
   CMS Energy Corp. 62,900                                                 1,698
   Coastal Corp. 117,700                                                   8,879
   Columbia Energy Group 44,100                                            3,172
   Conectiv, Inc. 51,700                                                     927
   Consolidated Edison, Inc. 116,100                                       4,085
   Constellation Energy Group, Inc. 83,050                                 3,462
   Dominion Resources, Inc. 132,242                                        7,877
   DPL, Inc. 70,492                                                        2,000
   DQE, Inc. 44,050                                                        1,539
   DTE Energy Co. 78,100                                                   2,821
   Duke Energy Corp. 203,331                                              17,575
   Dynegy, Inc., Class A 171,614                                           7,948
   Edison International 183,600                                            4,383
   El Paso Energy Corp. 129,768                                            8,135
   Energy East Corp. 66,800                                                1,349
   Enron Corp. 410,238                                                    33,665
   Entergy Corp. 135,421                                                   5,188
 + Equitable Resources, Inc. 18,000                                        1,044
   FirstEnergy Corp. 129,515                                               3,351
   Florida Progress Corp. 54,000                                           2,872
   FPL Group, Inc. 98,100                                                  6,475
   GPU, Inc. 67,600                                                        2,235
   Ipalco Enterprises, Inc. 49,000                                         1,099
   Kansas City Power & Light Co. 35,900                                      864
   KeySpan Corp. 77,934                                                    2,742
   Kinder Morgan, Inc. 65,800                                              2,537
   LG&E Energy Corp. 70,155                                                1,723
   MCN Energy Group, Inc. 50,600                                           1,246

                                            See the Financial Notes, which    41
                                            are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                     MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)

   MDU Resources Group, Inc. 34,700                                        1,015
   Montana Power Co. 65,800                                                1,859
   National Fuel Gas Co. 26,600                                            1,426
 - Niagara Mohawk Holdings, Inc. 89,200                                    1,427
   NICOR, Inc. 25,300                                                        893
   NiSource, Inc. 67,400                                                   1,681
   Northeast Utilities 81,900                                              1,669
   OGE Energy Corp. 51,200                                                 1,053
   Peoples Energy Corp. 19,500                                               670
   PG&E Corp. 213,658                                                      5,755
   Pinnacle West Capital Corp. 47,300                                      2,055
   Potomac Electric Power Co. 69,400                                       1,588
   PPL Corp. 84,720                                                        3,489
   Public Service Enterprise Group, Inc. 122,300                           5,075
   Puget Sound Energy, Inc. 48,200                                         1,184
   Questar Corp. 44,300                                                    1,199
   Reliant Energy, Inc. 169,117                                            6,987
-+ Republic Services, Inc. 99,300                                          1,334
   Scana Corp. 65,800                                                      1,744
   Sempra Energy 114,338                                                   2,365
   Sierra Pacific Resources 46,600                                           801
   Southern Co. 358,700                                                   10,537
   Teco Energy, Inc. 72,200                                                2,013
   TXU Corp. 146,412                                                       5,426
   UtiliCorp United, Inc. 48,350                                           1,284
   Washington Gas Light Co. 30,000                                           765
   Western Resources, Inc. 38,231                                            817
   Williams Cos., Inc. 246,061                                            10,288
   Wisconsin Energy Corp. 67,800                                           1,276
                                                                     -----------
                                                                         261,689

   OTHER INVESTMENT COMPANIES
   0.0% of investments

   Provident Institutional
   TempFund 3,283,978                                                      3,284


   SHORT-TERM INVESTMENTS
   0.1% of investments

   SECURITY                                             FACE VALUE    MKT. VALUE
    RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)

   PNC Financial Services
     Group Repurchase Agreement 5.50%,
     dated 10/31/00, matures 11/1/00,
     repurchase price $7,543,152
     (collateralized by: Federal Home
     Loan Mortgage Corp., total market
     value $7,768,679)                                       7,542         7,542

  U.S. TREASURY OBLIGATIONS
   0.0% of investments

#  U.S. Treasury Bills
      5.92%-6.02%, 12/14/00                                    315           313




--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.



42 See the Financial Notes, which
   are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2000. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                       $ 7,598,647 a
Cash                                                                         1
Collateral held for securities on loan                                 306,765 b
Receivables:
   Fund shares sold                                                      6,806
   Interest                                                                 22
   Dividends                                                             5,074
   Investments sold                                                      9,526
   Income from lending securities                                           31
   Most recent daily change in value of futures                             73
Prepaid expenses                                                  +         90
                                                                  ------------
TOTAL ASSETS                                                         7,927,035

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                 306,765 b
Payables:
   Fund shares redeemed                                                  3,681
   Interest expense                                                          1
   Investments bought                                                   13,999
   Investment adviser and administrator fees                               217
   Transfer agent and shareholder service fees                             173
Accrued expenses                                                  +        429
                                                                  ------------
TOTAL LIABILITIES                                                      325,265

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         7,927,035
TOTAL LIABILITIES                                                 -    325,265
                                                                  ------------
NET ASSETS                                                         $ 7,601,770

NET ASSETS BY SOURCE
Capital received from investors                                      4,174,918
Net investment income not yet distributed                               39,491
Net realized capital losses                                            (23,445)
Net unrealized capital gains                                         3,410,806 c

a The fund paid $4,187,799 for these securities. Not counting short-term obligations and government securities, the fund paid $712,871 for securities during the report period and received $792,092 from securities it sold or that matured. This includes $91,026 in transactions with other SchwabFunds(R).

b Market value of securities loaned: $299,231.

c These derive from investments and futures. As of the report date, the fund had ten open S&P 500 futures contracts due to expire on December 15, 2000, with a contract value of $3,600 and unrealized losses of $42.

NET ASSET VALUE (NAV)

                                                      SHARES
SHARE CLASS                      NET ASSETS    /   OUTSTANDING     =       NAV
Investor Shares                  $5,083,063            127,246          $39.95
Select Shares(R)                 $2,518,707             63,004          $39.98

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                            $4,194,918
NET UNREALIZED GAINS AND LOSSES:
Gains                                                              $3,769,543
Losses                                                            +  (365,856)
                                                                  -----------
                                                                   $3,403,687

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                               Loss amount
    2003                                                          $   415
    2004                                                              844
    2005                                                            2,606
    2006                                                              650
    2007                                                           11,853

                                             See the Financial Notes, which  43
                                          are integral to this information.

SCHWAB 1000 FUND(R) -- FINANCIALS

Statement of
OPERATIONS
For November 1, 1999 through October 31, 2000. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $81,487 a
Interest                                                                  418
Lending of securities                                            +      1,033
                                                                 ------------
TOTAL INVESTMENT INCOME                                                82,938

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                (3,480)
Net realized gains on futures contracts                          +        353
                                                                 ------------
NET REALIZED LOSSES                                                    (3,127)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                   542,852
Net unrealized losses on futures contracts                       +       (717)
                                                                 ------------
NET UNREALIZED GAINS                                                  542,135

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                              16,968 b
Transfer agent and shareholder
service fees:
   Investor Shares                                                     12,755 c
   Select Shares(R)                                                     2,429 c
Trustees' fees                                                             35 d
Custodian fees                                                            223
Portfolio accounting fees                                               1,062
Professional fees                                                          82
Registration fees                                                         187
Shareholder reports                                                       581
Interest expense                                                          109
Proxy fees                                                                603
Other expenses                                                   +        138
                                                                 ------------
Total expenses                                                         35,172
Expense reduction                                                -      2,491 e
                                                                 ------------
NET EXPENSES                                                           32,681

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                82,938
NET EXPENSES                                                     -     32,681
                                                                 ------------
NET INVESTMENT INCOME                                                  50,257
NET REALIZED LOSSES                                                    (3,127) f
NET UNREALIZED GAINS                                             +    542,135  f
                                                                 ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $589,265


a An additional $8 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million, and 0.22% of average daily assets over 500 million.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $451 from the investment adviser (CSIM) and $2,040 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2001, as follows:


                                                               % OF AVERAGE
SHARE CLASS                                                  DAILY NET ASSETS
--------------------------------------------------------------------------------
Investor Shares                                                   0.46
Select Shares                                                     0.35

This limit does not include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $539,008.

44  See the Financial Notes, which
    are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                      11/1/99 - 10/31/00     11/1/98 - 10/31/99

Net investment income                        $    50,257          $    51,388
Net realized losses                               (3,127)             (13,695)
Net unrealized gains                         +   542,135            1,244,248
                                             --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           589,265            1,281,941

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                   33,936               31,297
Select Shares(R)                             +    19,080               11,925
                                             --------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME   $    53,016          $    43,222 a

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------

                                   11/1/99 - 10/31/00     11/1/98 - 10/31/99
                                   QUANTITY      VALUE    QUANTITY     VALUE
Shares sold:
   Investor Shares                  25,657    $1,015,329   43,791   $1,518,286
   Select Shares                +   18,493       732,803   34,607    1,194,734
                                ----------------------------------------------
TOTAL SHARES SOLD                   44,150    $1,748,132   78,398   $2,713,020

Shares reinvested:
   Investor Shares                     803    $   31,141      913   $   29,333
   Select Shares                +      431        16,725      328       10,536
                                ----------------------------------------------
TOTAL SHARES REINVESTED              1,234    $   47,866    1,241   $   39,869

Shares redeemed:
   Investor Shares                  31,869    $1,258,205   34,357   $1,194,295
   Select Shares                +   15,483       610,463   10,134     356,795
                                ----------------------------------------------
TOTAL SHARES REDEEMED               47,352    $1,868,668   44,491   $1,551,090 b

NET INCREASE OR DECREASE            (1,968)     ($72,670)  35,148   $1,201,799 c


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------

                                     11/1/99 - 10/31/00     11/1/98 - 10/31/99
                                   SHARES   NET ASSETS    SHARES     NET ASSETS
Beginning of period               192,218    $7,138,191   157,070   $4,697,673
Total increase or
   decrease                    +   (1,968)      463,579    35,148    2,440,518 d
                               -----------------------------------------------
END OF PERIOD                     190,250    $7,601,770   192,218   $7,138,191 e


a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:


CURRENT PERIOD
Investor Shares                                                   $      576
Select Shares                                                    +       351
                                                                 -----------
Total                                                             $      927

PRIOR PERIOD
Investor Shares                                                         $662
Select Shares                                                    +       370
                                                                 -----------
Total                                                             $    1,032

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $39,491 for the current period and $42,250 for the prior period.

                                             See the Financial Notes, which  45
                                           are integral to this information.

SCHWAB

SMALL-CAP INDEX FUND(R)

                              [PHOTO OF GERI HOM]



"The fund's strong performance was attributable to the solid gains in the healthcare, energy, capital goods and technology sectors."


                                             Portfolio Manager
                                             Geri Hom

   GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

TICKER SYMBOLS
Investor Shares  SWSMX
Select Shares(R) SWSSX


                [INVESTMENT STYLE 1 AND MARKET CAP 1 GRAPHIC]

VALUE    BLEND   GROWTH

                          LARGE

                          MEDIUM

                    X     SMALL

With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.


THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE SCHWAB SMALL-CAP
INDEX.(R)

MANAGER'S PERSPECTIVE

GIVEN THE VOLATILITY THAT PREVAILED IN EQUITY MARKETS, THE FUND PERFORMED COMPARATIVELY WELL DURING THE REPORT PERIOD. A combination of factors caused investors to trim their overall exposure to stocks. Among these factors were high stock prices, uncertainty over the outcome of the presidential election and potential interest rate hikes. Toward the end of the report period, evidence of a slowing economy reduced fears of interest rate hikes. Ordinarily this might have helped the market regain its footing, but concerns about high oil prices kept stocks in flux.

SMALL-CAP STOCKS UNSEATED LARGE-CAP STOCKS AS THE TOP-PERFORMING ASSET CLASS, ENDING A FIVE-YEAR RUN FOR LARGE-CAPS. For the report period, the Russell 2000(R) Index--a popular measure of the small-cap market--outperformed the S&P 500(R) Index as well as the Nasdaq Composite Index. The fund's benchmark, the Schwab Small-Cap Index, in turn outperformed all of these indices for the period.

Initially, the fund's growth stocks outperformed their value counterparts. This trend reversed in the second half of the period as investors reduced their exposure to technology issues. Both share classes of the Schwab Small-Cap Index Fund tracked the fund's benchmark.



1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/00, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Investor Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Fund category.

                                  [BAR CHART]


                                        1 YEAR                          5 YEARS             SINCE INCEPTION: 12/3/93
                                -------------------------       ------------------------    ------------------------
                                    (0.62%)                         (1.86%)                     (1.50%)
                                ---------------                 ---------------             ---------------
           Total Return 2       21.22%   21.84%   25.32% 1      14.15%   16.01%   14.56%    12.69%   14.19%   n/a
% of Return Lost to Taxes        0.47%    --       7.78% 1       2.97%     --     17.24%      n/a     --      n/a
       AFTER-TAX RETURN 2       21.12%    --      23.35% 1      13.73%     --     12.05%      n/a     --      n/a



PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared to a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index.

                                  [LINE GRAPH]

                       INVESTOR
                        SHARES        SCHWAB        RUSSELL 2000
                                      SMALL-CAP     INDEX
                                      INDEX
        12/3/93         10000         10000         10000
       12/31/93         10154         10234         10186
        1/31/94         10394         10469         10505
        2/28/94         10334         10430         10467
        3/31/94          9783          9871          9915
        4/30/94          9753          9847          9974
        5/31/94          9613          9692          9861
        6/30/94          9333          9419          9529
        7/31/94          9493          9614          9685
        8/31/94         10134         10249         10225
        9/30/94         10094         10191         10190
       10/31/94         10064         10149         10149
       11/30/94          9663          9767          9739
       12/31/94          9841         10000         10000
        1/31/95          9730          9838          9874
        2/28/95         10082         10229         10285
        3/31/95         10334         10442         10461
        4/30/95         10566         10671         10693
        5/31/95         10717         10809         10877
        6/30/95         11211         11356         11441
        7/31/95         11866         12021         12100
        8/31/95         12077         12270         12351
        9/30/95         12309         12510         12572
       10/31/95         11785         11910         12010
       11/30/95         12329         12482         12514
       12/31/95         12562         12782         12845
        1/31/96         12491         12749         12831
        2/29/96         12967         13261         13231
        3/31/96         13170         13492         13505
        4/30/96         13899         14206         14227
        5/31/96         14384         14692         14788
        6/30/96         13848         14222         14180
        7/31/96         12643         13075         12942
        8/31/96         13413         13904         13694
        9/30/96         14010         14416         14230
       10/31/96         13757         14169         14010
       11/30/96         14344         14733         14588
       12/31/96         14508         15007         14970
        1/31/97         14895         15361         15269
        2/28/97         14376         14986         14900
        3/31/97         13654         14257         14196
        4/30/97         13756         14299         14236
        5/31/97         15383         16050         15821
        6/30/97         16125         16880         16499
        7/31/97         17213         17842         17267
        8/31/97         17538         18243         17662
        9/30/97         18850         19675         18955
       10/31/97         18026         18816         18123
       11/30/97         17843         18645         18005
       12/31/97         18236         19035         18320
        1/31/98         17787         18736         18031
        2/28/98         19195         20285         19361
        3/31/98         20042         21199         20159
        4/30/98         20144         21344         20270
        5/31/98         18930         20090         19177
        6/30/98         18960         20146         19218
        7/31/98         17471         18597         17661
        8/31/98         14062         15011         14231
        9/30/98         14991         15953         15345
       10/31/98         15705         16709         15972
       11/30/98         16532         17576         16809
       12/31/98         17584         18719         17849
        1/31/99         17617         18800         18086
        2/28/99         16145         17229         16621
        3/31/99         16372         17559         16881
        4/30/99         17660         19165         18393
        5/31/99         17974         19500         18662
        6/30/99         18969         20778         19505
        7/31/99         18872         20615         18971
        8/31/99         18309         20033         18269
        9/30/99         18493         20204         18272
       10/31/99         18839         20537         18347
       11/30/99         20008         21820         19443
       12/31/99         21839         23899         21644
        1/31/00         21015         23005         21295
        2/29/00         23801         26015         24811
        3/31/00         23075         25333         23176
        4/30/00         21936         24109         21781
        5/31/00         20904         22940         20511
        6/30/00         22674         24856         22300
        7/31/00         21774         23890         21581
        8/31/00         23964         26291         23228
        9/30/00         23238         25490         22545
       10/31/00         22836         25023         21540

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:

-   federal income tax was deducted from distributions before reinvestment

- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 892 funds in the Small-Cap Fund category that had track records of at least one year and 333 funds with track records of at least five years. These funds may or may not use tax- efficient strategies.

2   Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc

SCHWAB SMALL-CAP INDEX FUND(R)

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Select Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Fund category.

                                  [BAR CHART]

                                         1 YEAR                 SINCE INCEPTION: 5/19/97
                               ------------------------         ------------------------
                                   (0.47%)                          (1.51%)
                               ---------------                  ---------------
           Total Return 2      21.37%   21.84%   25.32% 1      13.67%   15.18%   n/a
% of Return Lost to Taxes       0.80%      --     7.78% 1        n/a       --    n/a
       AFTER-TAX RETURN 2      21.20%      --    23.35% 1        n/a       --    n/a

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared to a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index.


                                  [LINE GRAPH]

                                                     SCHWAB            RUSSELL
                                  SELECT            SMALL-CAP           2000
                                  SHARES             INDEX              INDEX
             5/19/97              50000              50000              50000
             5/31/97              52170              52242              51960
             6/30/97              54690              54942              54189
             7/31/97              58415              58075              56709
             8/31/97              59485              59380              58008
             9/30/97              63965              64039              62254
            10/31/97              61205              61244              59521
            11/30/97              60550              60687              59134
            12/31/97              61920              61958              60169
             1/31/98              60400              60983              59218
             2/28/98              65175              66026              63588
             3/31/98              68050              69002              66208
             4/30/98              68430              69473              66572
             5/31/98              64310              65391              62984
             6/30/98              64415              65575              63116
             7/31/98              59360              60531              58004
             8/31/98              47790              48861              46740
             9/30/98              50945              51924              50399
            10/31/98              53365              54386              52456
            11/30/98              56170              57207              55204
            12/31/98              59775              60929              58621
             1/31/99              59925              61193              59401
             2/28/99              54925              56079              54590
             3/31/99              55660              57152              55441
             4/30/99              60070              62380              60409
             5/31/99              61140              63470              61291
             6/30/99              64555              67629              64061
             7/31/99              64225              67099              62306
             8/31/99              62315              65206              60000
             9/30/99              62940              65762              60012
            10/31/99              64115              66846              60258
            11/30/99              68125              71021              63856
            12/31/99              74390              77788              71084
             1/31/00              71585              74879              69940
             2/29/00              81065              84677              81487
             3/31/00              78595              82458              76117
             4/30/00              74755              78471              71535
             5/31/00              71250              74666              67364
             6/30/00              77265              80904              73238
             7/31/00              74205              77761              70880
             8/31/00              81655              85575              76288
             9/30/00              79185              82968              74045
            10/31/00              77820              81448              70743

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:

-   federal income tax deducted from distributions before reinvestment

- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 892 funds in the Small-Cap Fund category that had track records of at least one year and 333 funds with track records of at least five years. These funds may or may not use tax- efficient strategies.

2   Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/00

 1 ABGENIX, INC.                                                           1.0%
 2 PROTEIN DESIGN LABS, INC.                                               0.9%
 3 VERTEX PHARMACEUTICALS, INC.                                            0.8%
 4 POWER-ONE, INC.                                                         0.8%
 5 QUEST DIAGNOSTIC, INC.                                                  0.7%
 6 MEDAREX, INC.                                                           0.7%
 7 SABRE GROUP CORP.                                                       0.7%
 8 CELGENE CORP.                                                           0.6%
 9 IMCLONE SYSTEMS                                                         0.5%
10 MANUGISTICS, INC.                                                       0.5%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            7.2%


STATISTICS as of 10/31/00

                                                                     PEER GROUP
                                                            FUND      AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                           911          181
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                $   850      $ 1,256
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                  24.3         27.7
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                       4.9          5.5
--------------------------------------------------------------------------------
12-Month Yield Investor Shares                              0.19%        0.22%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                       54%         105%
--------------------------------------------------------------------------------
Three-Year Beta                                             0.89         0.91
--------------------------------------------------------------------------------


EXPENSE RATIO as of 10/31/00

                                  [BAR CHART]

INVESTOR SHARES                                                          0.49% 3
SELECT  SHARES(R)                                                        0.38% 3
PEER GROUP AVERAGE                                                       1.55% 2


INDEX COMPOSITION BY INDUSTRY 4


These charts show the size of the ten largest industries in the Schwab Small-Cap Index.(R) As the charts show, the total portion represented by these industries has been growing over the past five years.

                                  [PIE CHART]
AS OF 10/31/00
--------------------------------------------------------------------------------

 1       16.8%                                          Drugs & Medicine
 2       12.0%                                          Business Services
 3       10.2%                                          Electronics
 4        6.1%                                          Producer Goods
 5        5.4%                                          Miscellaneous Finance
 6        4.3%                                          Banks
 7        3.9%                                          Energy & Utilities
 8        3.6%                                          Insurance
 9        3.5%                                          Construction
10        3.1%                                          Chemicals
         31.1%                                          Other


                                  [PIE CHART]
AS OF 10/31/99
--------------------------------------------------------------------------------

 1       15.3%                                          Business Services
 2       13.4%                                          Electronics
 3        7.6%                                          Producer Goods
 4        6.8%                                          Drugs & Medicine
 5        5.8%                                          Miscellaneous Finance
 6        5.8%                                          Banks
 7        4.3%                                          Energy & Utilities
 8        3.5%                                          Insurance
 9        3.2%                                          Media
10        2.9%                                          Telephone
         31.3%                                          Other

                                  [PIE CHART]
AS OF 10/31/95
--------------------------------------------------------------------------------

 1       10.6%                                           Business Services
 2       10.3%                                           Drugs & Medicine
 3        7.5%                                           Banks
 4        7.0%                                           Electronics
 5        6.4%                                           Producer Goods
 6        6.0%                                           Miscellaneous Finance
 7        5.0%                                           Insurance
 8        4.2%                                           Energy & Utilities
 9        4.0%                                           Business Machines
10        3.9%                                           Retail
         35.1%                                           Other


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/00, there were 892 funds in Small-Cap Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/01. The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

4   Source: Charles Schwab & Co., Inc.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                     11/1/99-     11/1/98-    11/1/97-    11/1/96-   11/1/95 -
INVESTOR SHARES                                      10/31/00     10/31/99    10/31/98    10/31/97   10/31/96
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                17.41        15.39       17.73       13.59        11.70
                                                     --------------------------------------------------------
Income from investment operations:
    Net investment income                              0.07         0.06        0.05        0.06         0.07
    Net realized and unrealized gains or losses        3.62         2.89       (2.33)       4.14         1.88
                                                     --------------------------------------------------------
    Total income or loss from investment
     operations                                        3.69         2.95       (2.28)       4.20         1.95
Less distributions:
    Dividends from net investment income              (0.04)       (0.06)      (0.06)      (0.06)       (0.06)
    Distributions from net realized gains              --          (0.87)       --          --           --
                                                     --------------------------------------------------------
    Total distributions                               (0.04)       (0.93)      (0.06)      (0.06)       (0.06)
                                                     --------------------------------------------------------
Net asset value at end of period                      21.06        17.41       15.39       17.73        13.59
                                                     ========================================================
Total return (%)                                      21.22        19.96      (12.88)      31.03        16.73

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                    0.49 1       0.49        0.49        0.52         0.59
Expense reductions reflected in above ratio            0.16         0.30        0.32        0.37         0.35
Ratio of net investment income to
 average net assets                                    0.44         0.33        0.35        0.53         0.56
Portfolio turnover rate                                               54          41        4023           23
Net assets, end of period ($ x 1,000,000)               803          452         480         410          209

1 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.

50  See the Financial Notes, which
    are integral to this information.

                                                       11/1/99-        11/1/98-        11/1/97-        5/19/97 1-
SELECT SHARES(R)                                       10/31/00        10/31/99        10/31/98        10/31/97
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   17.44           15.41          17.75          14.50
                                                       -----------------------------------------------------
Income from investment operations:
    Net investment income                                 0.11            0.07           0.08           0.02
    Net realized and unrealized gains or losses           3.61            2.90          (2.35)          3.23
                                                       -----------------------------------------------------
    Total income or loss from investment
     operations                                           3.72            2.97          (2.27)          3.25
Less distributions:
    Dividends from net investment income                 (0.07)          (0.07)         (0.07)            --
    Distributions from net realized gains                   --           (0.87)            --             --
                                                       -----------------------------------------------------
    Total distributions                                  (0.07)          (0.94)         (0.07)            --
                                                       -----------------------------------------------------
Net asset value at end of period                         21.09           17.44          15.41          17.75
                                                       =====================================================
Total return (%)                                         21.37           20.14         (12.81)         22.41 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses
 to average net assets                                    0.38 4          0.38           0.38           0.38 3
Expense reductions reflected in above ratio               0.12            0.27           0.33           0.52 3
Ratio of net investment income to
 average net assets                                       0.55            0.44           0.46           0.56 3
Portfolio turnover rate                                     54              41             40             23
Net assets, end of period ($ x 1,000,000)                  757             447            150             81

1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.

                                             See the Financial Notes, which 51
                                          are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS
As of October 31, 2000


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 +   New holding (since 10/31/99)

 -   Non-income producing security

 #   Collateral for open futures contracts

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

         99.5%                                        COMMON STOCK
                                                      Market Value: $1,556,540
                                                      Cost: $1,445,973

          0.5%                                        SHORT TERM INVESTMENTS
                                                      Market Value: $8,318
                                                      Cost: $8,318

          0.0%                                        U.S. TREASURY OBLIGATIONS
                                                      Market Value: $253
                                                      Cost: $253
        -----------------------------------------------------------------------
        100.0%                                        TOTAL INVESTMENTS
                                                      Market Value: $1,565,111
                                                      Cost: $1,454,544


COMMON STOCK  99.5% of investments

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       AEROSPACE / DEFENSE  0.4%
--------------------------------------------------------------------------------
       GenCorp., Inc.  99,400                                                832
    -  Sequa Corp., Class A  24,500                                          903
 -  +  Trimble Navigation Ltd. 58,200                                      1,382
    -  Veeco Instruments, Inc. 56,470                                      3,738
                                                                       ---------
                                                                           6,855
       AIR TRANSPORTATION  1.1%
--------------------------------------------------------------------------------
       AAR Corp.  62,800                                                     750
    +  Airborne Freight Corp.  115,900                                     1,173
 -  +  Alaska Air Group, Inc.  62,400                                      1,618
    -  America West Holdings Corp., Class B  78,700                          782
    -  Atlantic Coast Airlines Holdings, Inc.  49,800                      1,780
    -  Atlas Air, Inc.  90,150                                             3,268
    -  EGL, Inc.  109,200                                                  3,112
    -  Midwest Express Holdings, Inc.  33,000                                627
       SkyWest, Inc.  65,600                                               3,313
                                                                       ---------
                                                                          16,423

       ALCOHOLIC BEVERAGES  0.2%
--------------------------------------------------------------------------------
    -  Constellation Brands, Inc., Class A  44,200                         2,155
 -  +  The Robert Mondavi Corp., Class A  19,300                             873
                                                                       ---------
                                                                           3,028

       APPAREL  2.0%
--------------------------------------------------------------------------------
    -  The Buckle, Inc.  48,550                                              816
 -  +  Chico's FAS, Inc.  41,100                                           1,331
    -  Footstar, Inc.  46,300                                              1,661
 -  +  Genesco, Inc.  50,800                                                 902
 -  +  Global Sports, Inc.  50,500                                           434
       Kellwood Co.  56,900                                                1,106
 -  +  Kenneth Cole Productions, Inc., Class A  48,250                     2,192
    -  The Men's Wearhouse, Inc.  97,950                                   2,865
    -  Nautica Enterprises, Inc.  73,900                                     933
    -  Pacific Sunwear of California  74,725                               1,532
 -  +  Polo Ralph Lauren Corp.  73,100                                     1,435
    -  Quiksilver, Inc.  52,750                                            1,009
    -  Reebok International Ltd.  134,100                                  2,892
       Russell Corp.  76,500                                               1,224
       Springs Industries, Inc., Class A  42,400                             999
    -  The Children's Place Retail Stores, Inc.  61,500                    1,595
    -  The Dress Barn, Inc.  42,300                                        1,060
    -  Timberland Co., Class A  95,100                                     4,910
 -  +  Unifi, Inc.  133,400                                                1,159
 -  +  Urban Outfitters, Inc.  40,200                                        354
    +  Warnaco Group, Inc., Class A   99,900                                 262
       Wolverine World Wide, Inc.  97,600                                  1,055
                                                                       ---------
                                                                          31,726

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.8%
--------------------------------------------------------------------------------
       A.O. Smith Corp., Class B  55,300                                     781
       Bandag, Inc.  49,400                                                1,763
    +  Borg Warner, Inc.  62,117                                           2,345
    +  Carlisle Cos., Inc.  71,400                                         2,972
    +  Cooper Tire & Rubber Co.  170,500                                   1,865

52  See the Financial Notes, which
    are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Copart, Inc.  127,900                                               1,926
 -  +  CSK Auto Corp.  47,500                                                166
       Donaldson Co., Inc.  107,600                                        2,434
    +  Fleetwood Enterprises, Inc.  77,200                                 1,018
    -  Group 1 Automotive, Inc.  50,200                                      499
    -  Hayes Lemmerz International, Inc.  71,600                             783
       Midas, Inc.  37,200                                                   516
       Modine Manufacturing Co.  70,000                                    1,846
 -  +  Monaco Coach Corp.  44,900                                            766
       Myers Industries, Inc.  51,387                                        681
    +  Oshkosh Truck Corp.  39,500                                         1,624
       Polaris Industries, Inc.  56,200                                    1,953
    -  Stoneridge, Inc.  52,700                                              514
       Superior Industries International, Inc.  60,900                     2,074
 -  +  Tower Automotive, Inc.  111,200                                     1,223
       Winnebago Industries, Inc.  50,300                                    578
                                                                       ---------
                                                                          28,327
       BANKS  4.2%
--------------------------------------------------------------------------------
       Anchor Bancorp. Wisconsin, Inc.  56,000                               864
       Bancorpsouth, Inc.  131,762                                         1,721
       Bank United Corp., Class A  77,200                                  4,376
       Chemical Financial Corp.  32,926                                      704
       Chittenden Corp.  65,000                                            1,727
       Community First Bankshares, Inc.  109,500                           1,697
       Corus Bankshares, Inc.  34,400                                      1,365
       F&M National Corp.  59,121                                          1,530
       F.N.B. Corp.  52,423                                                1,127
       First Bancorp./Puerto Rico  63,200                                  1,450
    +  First Busey Corp., Class A  32,100                                    588
       First Citizens Bancshares, Class A  27,500                          2,035
       First Commonwealth Financial Corp.  137,200                         1,363
       First Financial Bancorp.  109,653                                   1,700
       First Financial Bancshares, Inc.  23,600                              726
       Frontier Financial Corp.  41,000                                      769
       Hancock Holding Co.  25,445                                           792
       Harbor Florida Bancshares, Inc.  59,700                               731
    -  Imperial Bancorp.  104,063                                          2,530
    +  Independence Community Bank  154,700                                2,272
 -  +  Integra Bank Corp.  41,070                                          1,060
       Irwin Financial Corp.  49,100                                         758
       MAF Bancorp., Inc.  54,425                                          1,306
       Merchants New York Bancorp., Inc.  44,000                             913
    +  Mid-State Bancshares  26,400                                          779
       National Penn Bancshares, Inc.  41,860                                890
 -  +  Net.B@nk, Inc.  69,600                                                605
    -  Pacific Northwest Bancorp.  36,800                                    492
       Park National Corp.  26,420                                         2,526
    +  PFF Bancorp., Inc.  31,700                                            586
       Provident Bankshares Corp.  65,647                                  1,243
       Queens County Bancorp., Inc.  48,930                                1,370
    +  Republic Bancorp.  105,700                                          1,004
       Republic Security Financial Corp.  114,200                            774
    +  Richmond County Financial Corp.  67,100                             1,577
       Riggs National Corp., Washington, D.C.  66,600                        749
       S & T Bancorp., Inc.  64,100                                        1,210
       The South Financial Group, Inc.  101,300                            1,032
    -  Southwest Bancorp. of Texas, Inc.  67,700                           2,471
    +  Sterling Bancshares, Inc.  61,300                                   1,054
       Susquehanna Bancshares, Inc.  92,275                                1,303
       Texas Regional Bancshares, Inc., Class A  35,300                    1,055
       The Trust Co. of New Jersey  46,500                                   668
       Trustco Bank Corp.  145,387                                         1,745
       UMB Financial Corp.  50,418                                         1,708
       United Bankshares, Inc.  99,200                                     1,934
    +  United Community Financial Corp.  79,400                              556
    +  United National Bancorp.  36,000                                      639
       Wesbanco, Inc.  45,500                                              1,055
       Whitney Holding Corp.   53,500                                      1,976
                                                                           -----
                                                                          65,105

                                         See the Financial Notes, which       53
                                         are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
       BUSINESS MACHINES & SOFTWARE  2.8%
--------------------------------------------------------------------------------
 -  +  Activision, Inc.  56,100                                              775
 -  +  Advanced Digital Information Corp.  122,000                         1,586
       Analogic Corp.  30,300                                              1,070
    -  Artesyn Technologies, Inc.  89,300                                  3,628
 -  +  Auspex Systems, Inc.  70,300                                          712
    -  Avocent Corp.  101,986                                              7,235
    -  Black Box Corp.  44,200                                             2,912
    -  Computer Horizons Corp.  52,200                                       261
 -  +  Concurrent Computer Corp.  127,300                                  2,244
       Fair, Isaac & Co., Inc.  33,900                                     1,390
 -  +  Hypercom Corp.  80,500                                                553
    +  IKON Office Solutions, Inc.  353,900                                1,150
 -  +  Inprise Corp.  144,300                                                920
    -  InterVoice-Brite, Inc.  77,600                                        759
 -  +  Iomega Corp.  638,900                                               3,137
 -  +  LTX Corp.  112,200                                                  1,571
 -  +  Maxtor Corp.  267,600                                               2,091
 -  +  Micron Electronics, Inc.  227,900                                   1,802
    -  MICROS Systems, Inc.  30,100                                          594
 -  +  MTI Technology Corp.  56,700                                          294
 -  +  Netegrity, Inc.  68,450                                             5,339
 -  +  Procom Technology, Inc.  27,400                                       622
    -  PTEK Holdings, Inc.  110,700                                          225
    -  SCM Microsystems, Inc.  34,600                                      1,315
    -  Systems & Computer Technology Corp.  76,800                         1,109
                                                                       ---------
                                                                          43,294
       BUSINESS SERVICES  13.9%
--------------------------------------------------------------------------------
 -  +  24/7 Media, Inc.  80,300                                              417
 -  +  4 Kids Entertainment, Inc.  19,600                                    283
    +  Aaron Rents, Inc., Class A  46,600                                    734
       ABM Industries, Inc.  53,600                                        1,497
    -  Actel Corp.  56,800                                                 2,080
 -  +  Actuate Corp.  132,800                                              3,743
    -  Advantage Learning Systems, Inc.  81,300                            2,414
    -  Advent Software, Inc.  71,200                                       4,259
    -  Advo, Inc.  48,200                                                  1,774
    -  AHL Services, Inc.  37,200                                            409
 -  +  Alliance Semiconductor Corp.  97,100                                1,942
    -  Aspen Technology, Inc.  62,400                                      2,578
    -  Avant! Corp.  93,100                                                1,565
    -  AXENT Technologies, Inc.  68,000                                    1,305
    -  Bell & Howell Co.  55,900                                           1,062
 -  +  Beyond.com Corp.  85,800                                               64
 -  +  BindView Development Corp.  107,400                                   839
       Bowne & Co., Inc.  85,400                                             715
    -  Brady Corp., Class A  54,100                                        1,677
 -  +  Cambridge Technology Partners, Inc.  148,900                          577
    -  Catalytica, Inc.  78,400                                            1,053
    -  CDI Corp.  45,200                                                     718
    -  Century Business Services, Inc.  223,700                              252
    -  Cerner Corp.  80,000                                                4,955
    -  Choicepoint, Inc.  95,272                                           4,877
 -  +  Com21, Inc.  38,800                                                   420
 -  +  Complete Business Solutions, Inc.  84,100                             873
       Computer Task Group, Inc.  48,200                                     253
    -  Cytec Industries, Inc.  95,600                                      3,310
    -  Dendrite International, Inc.  93,250                                2,028
    -  Digital River, Inc.  51,300                                           335
    -  Documentum, Inc.  42,200                                            3,587
 -  +  EarthWeb, Inc.  24,500                                                309
    -  eBT International, Inc.  38,300                                       124
 -  +  Echelon Corp.  78,600                                               2,496
 -  +  Eclipsys Corp.  87,400                                              2,158
 -  +  ePresene, Inc.  55,500                                                392
    -  F.Y.I., Inc.  36,300                                                1,457
       FactSet Research Systems, Inc.  77,500                              2,935
    -  FileNet Corp.  80,900                                               2,144
    -  Forrester Research, Inc.  49,500                                    2,033
       G & K Services, Inc., Class A  48,950                               1,352
 -  +  Global Imaging Systems, Inc.  42,200                                  227
       Great American Financial Resources, Inc.  100,150                   1,778
    -  Great Plains Software, Inc.  47,700                                 1,857
    -  GTECH Holdings, Corp.  82,200                                       1,423
    -  HA-LO Industries, Inc.  150,237                                       582
    -  Hyperion Solutions Corp.  76,345                                    1,069
    -  IDT Corp.  64,000                                                   2,288
 -  +  IDX Systems Corp.  66,300                                           2,122
 -  +  iGate Capital Corp.  99,400                                           503

54  See the Financial Notes, which
    are integral to this information.

                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
 -  +  Infocure Corp.  80,700                                                411
 -  +  Infocus Corp.  89,000                                               3,933
    -  Invitrogen Corp.  55,314                                            4,207
 -  +  Iron Mountain, Inc.  129,920                                        4,393
       Jack Henry & Associates, Inc.  96,200                               5,291
    -  Jacobs Engineering Group, Inc.  63,000                              2,607
 -  +  JDA Software Group, Inc.  57,000                                      859
       John H. Harland Co.  67,600                                           938
    -  Kroll-O'Gara Co.  52,300                                              307
    -  Kronos, Inc.  29,150                                                1,062
    -  Labor Ready, Inc.  97,950                                             294
    -  Lason, Inc.  46,100                                                    41
 -  +  Learning Tree International, Inc.  51,700                           2,339
 -  +  Liberty Satellite & Technology, Inc., Class A  149,800                749
    -  Lightbridge, Inc.  27,530                                             294
- +(10)Manugistics Group, Inc.  67,600                                     7,702
    -  MAXIMUS, Inc.  50,400                                               1,238
    -  MemberWorks, Inc.  39,000                                           1,341
       Mentor Corp.  55,900                                                  985
    -  Mentor Graphics Corp.  151,300                                      3,546
    -  Mercator Software, Inc.  68,900                                       314
 -  +  Mercury Computer Systems, Inc.  50,600                              1,569
 -  +  MicroStrategy, Inc.  58,100                                         1,391
 -  +  Modis Professional Services, Inc.  226,400                            934
 -  +  Mpower Communications Corp.  108,750                                  707
    +  National Data Corp.  77,500                                        2,955
 -  +  NationsRent, Inc.  134,800                                            303
 -  +  Natural MicroSystems Corp.  81,600                                  3,687
 -  +  Navigant Consulting Co.  96,000                                       366
 -  +  Netmanage, Inc.  148,800                                              191
 -  +  Network Peripherals, Inc.  34,600                                     376
       New England Business Service, Inc.  32,200                            559
 -  +  Novadigm, Inc.  46,900                                                469
 -  +  NYFIX, Inc.  58,550                                                 2,313
 -  +  Ogden Corp.  117,000                                                1,609
    -  On Assignment, Inc.  54,300                                         1,368
 -  +  Orbital Sciences Corp.  88,000                                        698
    -  PAXAR Corp.  103,435                                                  847
    -  Pegasus Solutions, Inc.  58,050                                       990
    -  Performance Food Group Co.  33,200                                  1,345
 -  +  Phoenix Technologies Ltd.  62,100                                     997
    +  Pittston Brink's Group  122,600                                     1,946
       PolyOne Corp.  228,100                                              1,796
    -  Pre-Paid Legal Services, Inc.  53,300                               2,339
    -  Priority Healthcare Corp., Class B  53,727                          2,888
    -  ProBusiness Services, Inc.  55,800                                  1,824
    -  Progress Software Corp.  84,200                                     1,331
    -  Project Software & Development, Inc.  51,400                          668
 - (2) Protein Design Labs, Inc.  101,500                                 13,710
 -  +  Provant, Inc.  48,700                                                 318
 -  +  Proxim, Inc.  60,600                                                3,674
 -  +  Puma Technology, Inc.  99,000                                       1,343
    -  QRS Corp.  35,550                                                     300
    -  R.H. Donnelley Corp.  75,600                                        1,710
 -  +  Radiant Systems, Inc.  65,100                                       1,200
 -  +  RadiSys Corp.  40,800                                               1,081
    -  Remedy Corp.  74,300                                                1,272
 -  +  Rural Cellular Corp., Class A  26,500                               1,424
    -  S3, Inc.  217,200                                                   1,962
    -  SAGA Systems, Inc.  69,300                                            372
    -  Sanchez Computer Associates, Inc.  58,700                             943
 -  +  The Santa Cruz Operation, Inc.  65,800                                280
 -  +  Seachange International, Inc.  51,150                               1,125
    -  Seacor Smit, Inc.  40,750                                           1,706
    -  Sirius Satellite Radio, Inc.  99,600                                5,005
 -  +  SITEL Corp.  164,800                                                  463
 -  +  SoftNet Systems, Inc.  66,300                                         307
       Spartech Corp.  55,500                                                857
 -  +  SportsLine.com, Inc.  61,900                                          530
       Standard Register Co.  64,700                                         776
 -  +  StarTek, Inc.  33,100                                                 842
       Strayer Education, Inc.  36,700                                       883
    -  Structural Dynamics Research Corp.  85,200                            879
 -  +  Sylvan Learning Systems, Inc.  80,900                               1,249
    -  Syntel, Inc.  90,200                                                  851
    -  Tetra Tech, Inc.  93,475                                            3,248
 -  +  Transaction Systems Architects, Inc., Class A  78,100               1,054
 -  +  Unify Corp.  38,300                                                    19
    -  UNOVA, Inc.  104,700                                                  504


                                          See the Financial Notes, which      55
                                          are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  URS Corp.  38,400                                                     492
    -  Volt Information Sciences, Inc.  36,700                               798
       WABTEC  121,679                                                     1,232
    -  The Wackenhut Corp., Class A  35,600                                  449
       Wallace Computer Services, Inc.  94,800                             1,375
    -  Washington Group International, Inc.  123,800                       1,300
 -  +  Wave Systems Corp., Class A  108,100                                1,250
 -  +  Zixit Corp.  34,100                                                   833
                                                                       ---------
                                                                         216,777
       CHEMICAL  1.6%
--------------------------------------------------------------------------------
       A. Schulman, Inc.  69,600                                             761
    -  Airgas, Inc.  155,400                                               1,049
       Albemarle Corp.  108,100                                            2,507
    +  Amcol International Corp.  63,200                                     466
       Cambrex Corp.  59,200                                               2,364
       Chemfirst, Inc.  35,900                                               826
       Ethyl Corp.  167,200                                                  334
       Ferro Corp.  81,700                                                 1,675
       H.B. Fuller Co.  33,500                                             1,133
    -  International Specialty Products, Inc.  161,700                     1,011
       Lilly Industries, Inc., Class A  54,850                             1,645
       MacDermid, Inc.  73,700                                             1,585
    +  Olin Corp.  106,700                                                 1,894
       OM Group, Inc.  56,300                                              2,604
       Rollins, Inc.  71,000                                               1,282
       Tredegar Corp.  90,100                                              1,718
    -  Twinlab Corp.  66,600                                                 350
 -  +  W.R. Grace & Co.  158,300                                             604
       WD-40 Co.  36,100                                                     790
    +  Wellman, Inc.  75,000                                               1,125
    +  Xceed, Inc.  17,300                                                    14
                                                                       ---------
                                                                          25,737
       CONSTRUCTION  3.1%
--------------------------------------------------------------------------------
       Centex Construction Products, Inc.  44,600                          1,157
    +  D.R. Horton, Inc.  159,273                                          2,947
    -  DAL-Tile International, Inc.  129,800                               1,606
    -  Del E. Webb Corp.  43,900                                           1,180
    -  Dycom Industries, Inc.  98,900                                      3,721
       Elcor Corp.  46,150                                                   718
       Florida Rock Industries, Inc.  44,000                               1,710
       Granite Construction, Inc.  64,550                                  1,473
    -  Insituform Technologies, Inc., Class A  58,600                      2,091
 -  +  Integrated Electrical Services, Inc.  88,600                          609
    +  Kaufman & Broad Home Corp.  114,100                                 3,394
    +  Lennar Corp.  145,926                                               4,688
    -  NCI Building Systems, Inc.  42,100                                    655
    -  NVR, Inc.  21,700                                                   2,244
    +  Owens Corning  100,900                                                139
    -  Palm Harbor Homes, Inc.  54,387                                       795
    +  Pulte Corp.  95,400                                                 3,178
 -  +  Quanta Services, Inc.  152,450                                      4,735
       The Ryland Group, Inc.  30,500                                        984
    -  Simpson Manufacturing, Inc.  28,600                                 1,219
    -  Specialty Equipment Cos., Inc.  46,500                              1,410
       Standard Pacific Corp.  69,800                                      1,309
       Texas Industries, Inc.  49,800                                      1,161
    -  Toll Brothers, Inc.  85,600                                         2,782
 -  +  U.S. Plastic Lumber Corp.  81,900                                     118
       United Dominion Industries Ltd.  92,600                             2,055
       Walter Industries, Inc.  110,700                                      823
                                                                       ---------
                                                                          48,901
       CONSUMER: DURABLE  0.7%
-------------------------------------------------------------------------------
 -  +  Applica, Inc.  54,500                                                 276
 -  +  Champion Enterprises, Inc.  111,600                                   432
 -  +  Furniture Brands International, Inc.  116,700                       1,969
 -  +  Genlyte Group, Inc.  32,300                                           836
    +  Haverty Furniture Cos., Inc.  48,600                                  547
    -  Helen of Troy Ltd.  68,300                                            393
       Kimball International, Inc., Class B  94,900                        1,477
       La-Z-Boy, Inc.  143,200                                             2,255
    -  Rent-A-Center, Inc.  57,300                                         1,672
       SLI, Inc.  81,350                                                     671
    -  Sunbeam Corp.  222,434                                                209
       Toro Co.  30,400                                                    1,064
                                                                       ---------
                                                                          11,801

       CONSUMER: NONDURABLE  2.6%
-------------------------------------------------------------------------------
 -  +  The 3DO Co.  84,100                                                   258
    -  Acclaim Entertainment, Inc.  127,000                                  167
       Applebee's International, Inc.  63,200                              1,909


56  See the Financial Notes, which
    are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Aura Systems, Inc.  4,312                                               3
    +  CBRL Group, Inc.  134,900                                           2,411
    -  CEC Entertainment, Inc.  63,900                                     2,037
    -  The Cheesecake Factory  72,950                                      3,233
    +  CKE Restaurants, Inc.  117,200                                        264
    -  Cytyc Corp.  87,900                                                 5,218
    -  Department 56, Inc.  33,900                                           481
    +  Dover Downs Entertainment, Inc.  88,800                             1,043
    -  Fossil, Inc.  75,900                                                  991
    -  Handleman Co.  64,900                                                 641
    -  Hanover Direct, Inc.  473,400                                         266
    -  IHOP Corp.  47,800                                                  1,010
    -  Jack in the Box, Inc.  90,600                                       2,220
 -  +  JAKKS Pacific, Inc.  33,400                                           294
       The Marcus Corp.  69,525                                              986
    -  Midway Games, Inc.  89,066                                            690
       Movado Group, Inc.  31,100                                            447
 -  +  NPC International, Inc.  53,100                                       591
    +  Oneida Ltd.  38,500                                                   409
    -  Papa John's International, Inc.  58,300                             1,465
       Regis Corp.  95,750                                                 1,448
       Ruby Tuesday, Inc.  144,548                                         1,960
       Russ Berrie & Co., Inc.  47,100                                     1,069
    -  Ryan's Family Steak Houses, Inc.  76,000                              636
    -  Sonic Corp.  42,200                                                 1,540
    +  Stewart Enterprises, Inc., Class A  250,100                           531
 -  +  The Topps Co., Inc.  107,100                                          967
    -  Trans World Entertainment Corp.  113,750                              967
    -  Triarc Cos., Inc.  54,300                                           1,354
       Tupperware Corp.  136,400                                           2,336
                                                                       ---------
                                                                          39,842

       CONTAINERS  0.3%
--------------------------------------------------------------------------------
    +  Ball Corp.  69,000                                                  2,424
 -  +  Gaylord Container Corp. Class A  123,800                              271
       Greif Brothers Corp., Class A  52,800                               1,690
                                                                       ---------
                                                                           4,385
       ELECTRONICS  10.3%
--------------------------------------------------------------------------------
 -  +  Adaptive Broadband Corp.  88,800                                    1,426
 -  +  Advanced Radio Telecom Corp.  68,500                                  270
    -  Alliant Techsystems, Inc.  22,200                                   1,997
 -  +  Anadigics, Inc.  62,500                                             1,398
    -  Anixter International, Inc.  87,700                                 2,127
 -  +  Asyst Technologies, Inc.  75,900                                    1,138
    -  ATMI, Inc.  70,200                                                  1,325
    -  AVT Corp.  72,300                                                     454
    -  Aware, Inc.  53,600                                                 1,658
       Belden, Inc.  57,900                                                1,502
    -  Benchmark Electronics, Inc.  45,500                                 1,831
 -  +  Brooks Automation, Inc.  41,100                                     1,089
       C&D Technologies, Inc.  62,600                                      3,701
 -  +  C-COR.net Corp.  80,300                                             1,255
    -  Cable Design Technologies Corp.  101,575                            2,343
    -  Cirrus Logic, Inc.  156,300                                         6,740
 -  +  Coherent, Inc.  63,700                                              2,218
    +  Cohu, Inc.  41,400                                                    655
 -  +  Computer Network Technology Corp.  57,300                           1,741
    -  Concord Communications, Inc.  38,000                                  294
    -  Cox Radio, Inc., Class A  95,500                                    2,173
 -  +  Cyberonics, Inc.  44,200                                            1,028
    -  Data Broadcasting Corp.  213,800                                      942
    -  Dionex Corp.  52,100                                                1,690
    -  DMC Stratex Networks, Inc.  168,600                                 3,899
 -  +  DSP Group, Inc.  63,800                                             1,810
    -  Dupont Photomasks, Inc.  41,400                                     2,324
    -  Electro Scientific Industries, Inc.  63,200                         2,208
 -  +  Electroglas, Inc.  48,800                                             686
 -  +  ESS Technology, Inc.  102,100                                       1,583
 -  +  Exar Corp.  88,500                                                  3,955
 -  +  General Semiconductor, Inc.  88,900                                 1,017
    -  Genrad, Inc.  70,300                                                  641
       Gerber Scientific, Inc.  51,100                                       409
       Harman International Industries, Inc.  81,200                       3,898
    -  Hearst-Argyle Television, Inc.  120,000                             2,152
 -  +  Hollywood Entertainment Corp.  108,200                                331
    -  Hutchinson Technology, Inc.  58,900                                 1,292
    -  IMRglobal Corp.  96,800                                               799
    -  International Rectifier Corp.  145,000                              6,471
    -  Kent Electronics Corp.  67,000                                      1,248
 -  +  Kopin Corp.  148,700                                                2,100
    -  Kulicke & Soffa Industries, Inc.  114,400                           1,680

                                          See the Financial Notes, which      57
                                          are integral to this information.

 SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Littelfuse, Inc.  46,200                                            1,340
    -  MEMC Electronic Materials, Inc.  163,604                            1,626
       Methode Electronics, Inc., Class A  84,950                          3,196
 -  +  MRV Communications, Inc.  136,000                                   5,372
 -  +  Mynd Corp.  77,300                                                    986
 -  +  Netopia, Inc.  39,700                                                 432
 -  +  P-Com, Inc.  181,500                                                1,021
    +  Park Electrochemical Corp.  25,500                                  1,685
    -  Paxson Communications Corp.  129,500                                1,473
    -  Photronics, Inc.  70,300                                            1,586
    -  Pinnacle Systems, Inc.  118,300                                     1,494
    +  Pioneer Standard Electronics, Inc.  63,900                            887
 -  +  Plantronics, Inc.  115,600                                          5,274
    -  Plexus Corp.  94,400                                                5,953
 -  +  Power Intergrations, Inc.  64,600                                     868
 - +(4)Power-One, Inc.  174,000                                           12,343
    -  PRI Automation, Inc.  49,500                                        1,120
    -  Rayovac Corp.  64,500                                                 951
    -  Remec, Inc.  104,350                                                3,111
 -  +  REX Stores Corp.  15,376                                              283
 -  +  Silicon Storage Technology, Inc.  211,200                           4,805
    -  Silicon Valley Group, Inc.  80,900                                  2,665
 -  +  Spectrian Corp.  28,100                                               339
 -  +  SpeedFam-IPEC, Inc.  69,700                                           662
    -  STAR Telecommunications, Inc.  102,900                                167
       Superior TeleCom, Inc.  40,284                                        199
       Technitrol, Inc.  38,900                                            4,313
    -  Tekelec, Inc.  136,800                                              5,036
 -  +  THQ, Inc.  45,700                                                     937
 -  +  Three-Five Systems, Inc.  51,049                                    1,761
 -  +  Tweeter Home Entertainment Group, Inc.  42,100                      1,013
    -  Varian Medical Systems, Inc.  75,600                                3,695
       Vector Group Ltd.  54,300                                             757
 -  +  Western Digital Corp.  339,000                                      2,034
 -  +  Youthstream Media Networks, Inc.  65,800                              127
 -  +  Zoran Corp.  34,700                                                 1,739
                                                                       ---------
                                                                         160,748
       ENERGY: RAW MATERIALS  2.4%
--------------------------------------------------------------------------------
       Arch Coal, Inc.  89,500                                               973
 -  +  Atwood Oceanics, Inc.  32,900                                       1,104
    -  Barrett Resources Corp.  78,700                                     2,863
 -  +  Basin Exploration, Inc.  44,000                                       872
       Cabot Oil & Gas Corp., Class A  68,300                              1,340
 -  +  Dril-Quip, Inc.  41,100                                             1,356
 -  +  Evergreen Resources, Inc.  35,200                                     968
    -  Forest Oil Corp.  127,400                                           1,760
 -  +  Friede Goldman Halter, Inc.  115,000                                  661
 -  +  Grey Wolf, Inc.  424,300                                            1,962
       Helmerich & Payne, Inc.  117,700                                    3,700
 -  +  Key Energy Services, Inc.  226,100                                  2,035
    -  Kirby Corp.  58,100                                                 1,071
    -  Louis Dreyfus Natural Gas Corp.  101,900                            3,267
    +  McDermott International, Inc.  142,200                              1,378
    -  Newpark Resources, Inc.  163,400                                    1,471
       NL Industries, Inc.  118,900                                        2,809
 -  +  Parker Drilling Co.  182,100                                        1,093
 -  +  Tom Brown, Inc.  83,700                                             1,915
    +  USEC, Inc.  202,000                                                 1,035
 -  +  UTI Energy Corp.  87,400                                            1,753
    +  Western Gas Resources, Inc.  76,000                                 1,667
                                                                       ---------
                                                                          37,053
       FOOD & AGRICULTURE  2.1%
--------------------------------------------------------------------------------
 -  +  Agribrands International, Inc.  23,900                              1,040
    -  American Italian Pasta Co., Class A  43,500                           873
 -  +  Aurora Foods, Inc.  129,800                                           365
       Bob Evans Farms, Inc.  83,900                                       1,578
       Coca-Cola Bottling Co. Consolidated  20,800                           749
    +  Delta & Pine Land Co.  90,900                                       2,221
    +  Dole Food Co., Inc.  132,000                                        1,592
       Dreyer's Grand Ice Cream, Inc.  66,600                              1,640
    +  Earthgrains Co.  100,300                                            2,031
       Fleming Cos., Inc.  93,700                                          1,329
    -  Fresh Del Monte Produce, Inc.  114,600                                451
 -  +  Grand Union Co.  73,000                                                 3
       Lance, Inc.  68,000                                                   684
       Michael Foods, Inc.  44,300                                         1,193
    -  Ralcorp Holdings, Inc.  69,966                                        984


58  See the Financial Notes, which
    are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  The Scotts Co., Class A  66,000                                     2,359
       Seaboard Corp.  4,200                                                 735
 -  +  Smithfield Foods, Inc.  133,800                                     3,838
    +  Tootsie Roll Industries, Inc.  79,259                               3,042
       Universal Foods Corp.  114,800                                      2,267
    -  Vlasic Foods International, Inc.  73,100                              105
 -  +  Whole Foods Market, Inc.  63,100                                    2,918
    -  Wild Oats Markets, Inc.  53,900                                       340
                                                                       ---------
                                                                          32,337
       GOLD  0.0%
--------------------------------------------------------------------------------
    -  Battle Mountain Gold Co.  261,230                                     359

       HEALTHCARE / DRUGS & MEDICINE  16.1%
--------------------------------------------------------------------------------
 - +(1)Abgenix, Inc.  192,300                                             15,168
    -  Acuson Corp.  65,700                                                1,499
    -  Advance Paradigm, Inc.  59,800                                      2,923
    -  Alkermes, Inc.  127,500                                             4,725
       Alpharma, Inc., Class A  94,567                                     3,670
 -  +  Amerisource Health Corp., Class A  122,400                          5,317
    -  Apria Healthcare Group, Inc.  123,300                               2,466
       Arrow International, Inc.  52,400                                   2,112
 -  +  Avigen, Inc.  40,000                                                1,550
    -  Barr Laboratories, Inc.  82,500                                     5,208
    +  Bergen  Brunswig Corp., Class A  317,400                            2,876
    -  Beverly Enterprises, Inc.  239,200                                  1,196
       Bindley Western Industries, Inc.  82,198                            2,954
    -  Bio-Technology General Corp.  129,000                               1,354
    -  Biomatrix, Inc.  50,300                                               962
    -  Caremark Rx, Inc.  499,900                                          6,249
       Carter-Wallace, Inc.  107,500                                       2,950
 - (8) Celgene Corp.  152,200                                              9,798
 -  +  Cephalon, Inc.  97,500                                              5,228
 -  +  Cerus Corp.  30,500                                                 1,704
    -  Conmed Corp.  36,900                                                  542
    +  Cooper Cos., Inc.  33,700                                           1,205
 -  +  COR Therapeutics, Inc.  127,200                                     7,187
 -  +  Covance, Inc.  134,700                                              1,162
    -  Coventry Health Care, Inc.  139,900                                 2,553
 -  +  CV Therapeutics, Inc.  44,000                                       3,465
       Datascope Corp.  35,200                                             1,219
 -  +  DaVita, Inc.  188,200                                               2,117
       Diagnostic Products Corp.  32,900                                   1,501
    -  Dura Pharmaceuticals, Inc.  105,600                                 3,637
 -  +  Entremed, Inc.  37,200                                              1,158
 -  +  Enzo Biochem, Inc.  60,700                                          2,337
    -  Foundation Health Systems, Inc., Class A  289,000                   5,834
    -  Haemonetics Corp.  59,000                                           1,386
 -  +  Henry Schein, Inc.  96,800                                          2,359
       Hooper Holmes, Inc.  159,600                                        1,515
    -  Idexx Laboratories, Inc.  82,000                                    1,968
    -  Igen International, Inc.  37,800                                      940
 - +(9)ImClone Systems  147,400                                            8,061
    -  Incyte Genomics, Inc.  150,900                                      5,527
    -  Inhale Therapeutic Systems, Inc.  99,500                            4,950
       Invacare Corp.  71,900                                              2,049
    -  Isis Pharmaceuticals, Inc.  90,000                                    928
 -  +  KV Pharmaceutical Co., Class A  56,250                              2,190
 -  +  Laboratory Corp. of America Holdings, Inc.  32,790                  4,423
 -  +  Laser Vision Centers, Inc.  59,500                                    242
 -  +  Ligand Pharmaceuticals, Inc., Class B  62,600                         931
 - +(6)Medarex, Inc.  170,400                                             10,416
    -  Medicis Pharmaceutical Corp., Class A  69,200                       5,095
    -  Mid Atlantic Medical Services, Inc.  111,400                        1,894
       Mine Safety Appliances Co.  33,600                                    706
 -  +  Myriad Genetics, Inc.  53,500                                       6,420
    -  NBTY, Inc.  161,600                                                 1,050
    -  Oakley, Inc.  161,800                                               3,398
    -  Ocular Sciences, Inc.  54,700                                         677
    -  Orthodontic Centers of America, Inc.  115,300                       3,848
       Owens & Minor, Inc.  77,800                                         1,177
    -  Perrigo Co.  172,000                                                1,139
    -  Pharmaceutical Product Development, Inc.  59,200                    1,854
 -  +  Pharmacopeia, Inc.  54,500                                            995
 -  +  Pharmacyclics, Inc.  38,000                                         2,045
 -  +  Province Healthcare Co.  71,900                                     3,029
 -  +  PSS World Medical, Inc.  139,900                                      420
 # -(5)Quest Diagnostic, Inc.  108,600                                    10,453
    -  Quorum Health Group, Inc.  168,500                                  2,254

                                             See the Financial Notes, which  59
                                            are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
 -  +  Renal Care Group, Inc.  109,100                                     2,564
    -  ResMed, Inc.  72,000                                                1,836
    -  Sangstat Medical Corp.  32,700                                        327
    -  SICOR, Inc.  227,600                                                2,916
    -  Sola International, Inc.  55,800                                      241
 -  +  Steris Corp.  158,800                                               2,382
 -  +  Sunrise Technologies International  113,400                           819
 -  +  SuperGen, Inc.  78,600                                              1,012
 -  +  Syncor International Corp.  56,800                                  1,459
    -  Techne Corp.  48,800                                                5,502
    -  Transkaryotic Therapies, Inc.  54,100                               2,015
 -  +  Triangle Pharmaceuticals, Inc.  90,000                                757
 -  +  Universal Health Services, Class B  71,200                          5,972
    -  US Oncology, Inc.  217,872                                          1,171
 -     (3) Vertex Pharmaceuticals, Inc.  137,300                          12,784
 -  +  Vical, Inc.  46,800                                                   994
 -  +  Viropharma, Inc.  35,600                                              832
       West Pharmaceutical Services, Inc.  34,100                            750
                                                                       ---------
                                                                         252,498
       HOUSEHOLD PRODUCTS  0.4%
--------------------------------------------------------------------------------
    -  Bush Boake Allen, Inc.  46,100                                      2,230
       Church & Dwight Co., Inc.  90,800                                   1,793
 -  +  NU Skin Enterprises, Inc., Class  A  72,000                           391
    -  Playtex Products, Inc.  143,500                                     1,453
                                                                       ---------
                                                                           5,867

       INSURANCE  3.6%
--------------------------------------------------------------------------------
       Alfa Corp.  91,800                                                  1,767
    -  AmerUs Group Co.  59,100                                            1,559
       Argonaut Group, Inc.  52,200                                          897
       Arthur J. Gallagher & Co.  90,800                                   5,732
       Brown & Brown, Inc.  67,000                                         2,178
       CNA Surety Corp.  100,700                                           1,171
    +  Commerce Group, Inc.  81,200                                        2,076
    -  Delphi Financial Group, Inc., Class A  47,871                       1,771
       E.W. Blanch Holdings, Inc.  30,900                                    583
       Enhance Financial Services Group, Inc.  90,000                      1,046
       FBL Financial Group, Inc., Class A  70,900                          1,139
    +  First American Corp.  150,200                                       3,145
    +  Fremont General Corp.  164,100                                        595
       Harleysville Group, Inc.  67,800                                    1,564
       HCC Insurance Holdings, Inc.  117,150                               2,233
 -  +  HealthAxis, Inc.  19,682                                               49
    +  Hilb, Rogal & Hamilton Co.  31,200                                  1,236
    +  Horace Mann Educators Corp.  95,700                                 1,609
    +  HSB Group, Inc.  68,700                                             2,718
       Kansas City Life Insurance Co.  29,000                                941
       Liberty Corp.  45,900                                               1,589
    +  Liberty Financial Cos., Inc.  114,400                               3,089
    -  Markel Corp.  17,800                                                2,579
    -  Medical Assurance, Inc.  55,431                                       769
    +  Nationwide Financial Services, Inc., Class A  57,087                2,776
    +  Ohio Casualty Corp.  141,300                                        1,188
       Presidential Life Corp.  70,600                                     1,028
    +  Reliance Group Holdings, Inc.  174,982                                 11
       RLI Corp.  23,575                                                     922
       SCPIE Holdings, Inc.  22,200                                          422
       Selective Insurance Group, Inc.  60,200                             1,038
       State Auto Financial Corp.  91,200                                  1,231
       Trenwick Group Ltd.  75,750                                         1,487
 -  +  Triad Guaranty, Inc.  31,500                                          915
    -  UICI  109,300                                                         813
       W.R. Berkley Corp.  60,400                                          2,057
       Zenith National Insurance Corp.  41,200                               937
                                                                       ---------
                                                                          56,860

       MEDIA  1.6%
--------------------------------------------------------------------------------
       Ackerly Group, Inc.  56,600                                           587
 -  +  Actv, Inc.  119,500                                                 1,176
       Banta Corp.  58,800                                                 1,356
    -  Consolidated Graphics, Inc.  31,800                                   342
 -  +  CTC  Communications Group, Inc.  55,150                               533
 -  +  Cumulus Media, Inc. Class A  53,300                                   333
    -  Cymer, Inc.  69,000                                                 1,725
 -  +  Emusic.com, Inc.  42,200                                               34
    -  Gaylord Entertainment Co.  78,400                                   1,862
       Grey Global Group, Inc.  3,400                                      1,904
       John Wiley & Sons, Inc.,  Class A  143,900                          2,941
       Journal Register Co.  107,400                                       1,913
    -  Loews Cineplex Entertainment Corp.  109,500                           103

60  See the Financial Notes, which
    are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Mail-Well, Inc.  115,900                                              572
    -  Metromedia International Group, Inc.  196,800                         732
    -  PanAmSat Corp.  45,200                                              1,514
       Penton Media, Inc.  75,200                                          2,298
 -  +  Scholastic Corp.  40,900                                            3,272
    -  Sinclair Broadcast Group, Inc., Class A  106,600                      983
    -  Young Broadcasting, Inc., Class A  35,200                             873
                                                                       ---------
                                                                          25,053
       MISCELLANEOUS  0.9%
--------------------------------------------------------------------------------
    -  Hain Celestial Group, Inc.  68,700                                  2,727
    -  ITT Educational Services, Inc.  56,750                                894
 -  +  MCSi, Inc.  29,100                                                    837
 - (7) Sabre Group Corp.  304,900                                         10,195
                                                                       ---------
                                                                          14,653
       MISCELLANEOUS FINANCE  4.7%
--------------------------------------------------------------------------------
       1st Source Corp.  47,034                                              738
       Advanta Corp., Class A  64,209                                        658
    -  Affiliated Managers Group, Inc.  52,900                             3,181
       AMCORE Financial, Inc.  63,650                                      1,249
    +  American Capital Strategies Ltd.  58,000                            1,280
       Area Bancshares Corp.  38,200                                         797
       Bay View Capital Corp.  76,800                                        624
    -  BOK Financial Corp.  115,467                                        2,194
       BT Financial Corp.  39,890                                            780
       Cathay Bancorp., Inc.  21,400                                       1,055
    +  Commercial Federal Corp.  133,700                                   2,340
       CVB Financial Corp.  58,575                                           977
       Dain Rauscher Corp.  30,600                                         2,871
       Downey Financial Corp.  66,871                                      3,193
       Fidelity National Financial, Inc.  158,882                          3,903
    -  Financial Federal Corp.  34,900                                       739
       First Sentinel Bancorp., Inc.  82,562                                 766
    +  Greater Bay Bancorp.  94,000                                        3,061
    +  Heller Financial, Inc.  107,000                                     3,130
       International Bancshares Corp.  51,237                              1,835
 -  +  Investment Technology Group, Inc.  74,000                           2,664
       Investors Financial Services Corp.  70,400                          5,047
    -  Kforce.com, Inc.  83,400                                              339
       MDC Holdings, Inc.  50,100                                          1,371
 -  +  MessageMedia, Inc.  129,400                                           279
       Morgan Keegan, Inc.  67,950                                         1,355
 -  +  National Discount Broker Group, Inc.  49,600                        2,415
       Northwest Bancorp., Inc.  111,100                                     826
    -  Ocwen Financial Corp.  143,500                                        843
       Pacific Capital Bancorp.  58,400                                    1,562
       Phoenix Investment Partners Ltd.  104,900                           1,639
       Raymond James Financial, Inc.  108,900                              3,682
    +  Siebert Financial Corp.  53,200                                       333
 -  +  SierraCities.com, Inc.  44,900                                        180
    +  Southwest Securities Group  37,530                                  1,060
       Staten Island Bancorp., Inc.  85,800                                1,657
       Student Loan Corp.  47,800                                          2,557
       Value Line, Inc.  23,600                                              823
    +  Waddell & Reed Financial, Inc., Class A  194,350                    6,195
       Webster Financial Corp.  126,000                                    3,071
                                                                       ---------
                                                                          73,269

       NON-FERROUS METALS  0.5%
--------------------------------------------------------------------------------
       Commercial Metals Co.  33,633                                         916
    -  Kaiser Aluminum Corp.  186,900                                        946
    -  MAXXAM, Inc.  15,900                                                  302
       Minerals Technologies, Inc.  48,100                                 1,506
       Reliance Steel & Aluminum Co.  66,075                               1,569
    -  Stillwater Mining Co.  91,700                                       2,659
                                                                       ---------
                                                                           7,898
       OIL: DOMESTIC  2.6%
--------------------------------------------------------------------------------
 -  +  CAL Dive International, Inc.  37,400                                1,861
       Cross Timbers Oil Co.  174,787                                      3,288
    -  Global Industries Ltd.  216,800                                     2,276
    -  Houston Exploration Co.  69,000                                     1,553
    -  National-Oilwell, Inc.  189,200                                     5,534
    -  Newfield Exploration Co.  100,900                                   3,809
 -  +  Nuevo Energy Co.  41,500                                              752
 -  +  Patterson Energy, Inc.  81,100                                      2,281
    +  Pennzoil-Quaker State Co.  185,400                                  2,178
    -  Pioneer Natural Resources Co.  233,800                              3,054
       Pogo Producing Co.  95,200                                          2,380


                                              See the Financial Notes, which  61
                                           are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Pride International, Inc.  155,400                                  3,934
    -  Stone Energy Corp.  43,600                                          2,232
 -  +  Superior Energy Services  159,000                                   1,431
    -  Tesoro Petroleum Corp.  73,300                                        760
       Vintage Petroleum, Inc.  148,700                                    3,141
                                                                       ---------
                                                                          40,464
       OPTICAL & PHOTO  0.3%
--------------------------------------------------------------------------------
 -  +  Ingram Micro, Inc., Class A  173,100                                2,954
       Polaroid Corp.  105,700                                             1,064
 -  +  Zomax, Inc.  56,700                                                   344
                                                                       ---------
                                                                           4,362

       PAPER & FOREST PRODUCTS  0.5%
--------------------------------------------------------------------------------
    -  Buckeye Technologies, Inc.  82,300                                  1,409
       Caraustar Industries, Inc.  60,700                                    611
       Chesapeake Corp.  37,300                                              732
       Longview Fibre Co.  122,200                                         1,665
       PH Glatfelter Co.  99,400                                           1,037
       Rock Tennessee Co., Class A  51,930                                   464
    -  Thermo Fibertek, Inc.  143,700                                        593
       Universal Forest Products, Inc.  47,400                               640
       Wausau Mosinee Paper Corp.  120,725                                 1,056
                                                                       ---------
                                                                           8,207

       PRODUCER GOODS & MANUFACTURING  6.5%
--------------------------------------------------------------------------------
    -  Advanced Energy Industries, Inc.  68,800                            1,187
       AGCO Corp.  140,700                                                 1,600
    -  Albany International Corp., Class A  72,183                           776
       Ametek, Inc.  75,600                                                1,644
    +  Applied Industrial Technologies, Inc.  47,600                         806
    -  Applied Micro Circuits Corp.  95,573                                7,305
       AptarGroup, Inc.  84,100                                            1,740
    -  Astec Industries, Inc.  31,700                                        327
       Baldor Electric, Co.  79,720                                        1,584
       Barnes Group, Inc.  43,900                                            845
       CLARCOR, Inc.  57,750                                               1,104
    -  Comfort Systems USA, Inc.  87,100                                     256
 -  +  Cuno, Inc.  38,800                                                    985
       Curtiss-Wright Corp.  23,600                                        1,112
 -  +  Daisytek International Corp.  40,100                                  195
 -  +  Diamond Technology Partners, Inc.  50,700                           2,262
 -  +  Encompass Services Corp.  144,033                                     657
    +  Federal Signal Corp.  106,700                                       2,494
 -  +  Fisher Scientific International  94,500                             3,632
    -  Flowserve Corp.  88,834                                             1,788
       Foster Wheeler Corp.  95,700                                          706
       Franklin Electric Co., Inc.  13,200                                   899
       Graco, Inc.  48,437                                                 1,741
    -  Hanover Compressor Co.  138,500                                     4,519
    -  Harbor Global Co. Ltd.  12,760                                         51
    +  Helix Technology Corp.  53,500                                      1,491
       Hughes Supply, Inc.  55,650                                         1,043
 -  +  Ibis Technology Corp.  19,800                                         750
       IDEX Corp.  71,625                                                  2,310
    -  Ionics, Inc.  31,700                                                  664
       JLG Industries, Inc.  103,300                                       1,440
    +  Kaydon Corp.  70,700                                                1,551
       Kennametal, Inc.  71,600                                            2,103
       Libbey, Inc.  36,200                                                  986
       Lincoln Electric Holdings, Inc.  100,700                            1,731
    -  Lone Star Technologies, Inc.  56,900                                2,285
       Manitowoc Co., Inc.  58,062                                         1,579
    -  Marine Drilling Co., Inc.  138,200                                  3,300
       MascoTech, Inc.  105,500                                            1,761
       Matthews International Corp., Class A  31,700                         856
 -  +  Maverick Tube Corp.  41,800                                           651
       Metals USA, Inc.  57,228                                              161
       Milacron, Inc.  82,200                                              1,310
    -  MSC Industrial Direct Co., Class A  80,100                          1,191
       Nacco Industries, Inc., Class A  19,750                               752
       Nordson Corp.  76,000                                               2,180
       Precision Castparts Corp.  117,400                                  4,432
 -  +  Presstek, Inc.  77,000                                              1,213
       Regal Beloit  49,600                                                  831
       Roper Industries, Inc.  72,000                                      2,520
    +  Sauer-Danfoss, Inc.  106,300                                          804
 -  +  Scott Technologies, Inc.  39,600                                      911
 -  +  Shaw Group, Inc.  46,600                                            3,798
    -  SPS Technologies, Inc.  30,000                                      1,549
    +  Steelcase, Inc., Class A  71,900                                    1,267
    +  Stewart & Stevenson Services  66,300                                1,591


62  See the Financial Notes, which
    are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Tecumseh Products Co., Class A  45,400                              1,810
       Tennant Co.  21,500                                                   935
    -  Terex Corp.  65,500                                                   806
    -  UCAR International, Inc.  106,400                                     878
    -  Ultratech Stepper, Inc.  50,400                                     1,184
       Valmont Industries, Inc.  54,700                                    1,115
       Watsco, Inc.  63,600                                                  599
       Watts Industries, Inc., Class A  62,400                               698
 -  +  WMS Industries, Inc.  72,900                                        1,622
    +  York International Corp.  90,300                                    2,455
                                                                       ---------
                                                                         101,328
       RAILROAD & SHIPPING  0.4%
--------------------------------------------------------------------------------
       Alexander & Baldwin, Inc.  95,800                                   2,389
       Overseas Shipholding Group, Inc.  80,100                            1,922
    -  Wisconsin Central Transportation Corp.  115,800                     1,484
                                                                       ---------
                                                                           5,795
       REAL PROPERTY  0.4%
--------------------------------------------------------------------------------
    -  Fairfield Communities, Inc.  95,200                                 1,208
       Forest City Enterprises, Inc., Class A  71,300                      2,638
       LNR Property Corp.  55,500                                          1,200
    -  Trammell Crow Co.  82,800                                           1,107
                                                                       ---------
                                                                           6,153

       RETAIL  2.8%
--------------------------------------------------------------------------------
    -  7-Eleven, Inc.  247,340                                             2,613
 -  +  99 Cents Only Stores  80,100                                        1,797
    -  Ames Department Stores, Inc.  55,400                                  218
       Burlington Coat Factory Warehouse Corp.  105,140                    1,656
       Casey's General Stores, Inc.  117,000                               1,463
    -  Charming Shoppes, Inc.  238,800                                     1,463
       Claire's Stores, Inc.  121,575                                      2,447
 -  +  Cost Plus, Inc.  49,800                                             1,394
 -  +  Duane Reade, Inc.  42,100                                           1,229
    -  Egghead.com, Inc.  69,048                                             160
    +  Great Atlantic & Pacific Tea Co., Inc.  76,900                        769
    -  Insight Enterprises, Inc.  96,550                                   3,138
 -  +  Intertan, Inc.  68,700                                                760
    +  Longs Drug Stores, Inc.  89,400                                     1,956
    -  Michaels Stores, Inc.  86,100                                       2,093
 -  +  OfficeMax, Inc.  265,700                                              764
 -  +  PC Connection, Inc.  57,050                                         1,556
       Pep Boys--Manny, Moe, & Jack  124,800                                 562
 -  +  PetSmart, Inc.  263,100                                             1,168
       Pier 1 Imports, Inc.  227,700                                       3,017
       Ruddick Corp.  109,400                                              1,436
 -  +  Shop At Home, Inc.  40,800                                             82
    -  ShopKo Stores, Inc.  69,600                                           444
       Spiegel, Inc., Class A  311,300                                     2,160
 -  +  Sunglass  HUT International, Inc.  96,500                             748
    -  Systemax, Inc.  80,300                                                191
    -  United Stationers, Inc.  80,700                                     2,426
    -  Value City Department Stores, Inc.  79,400                            645
    -  Venator Group, Inc.  325,500                                        4,598
 -  +  Whitehall Jewellers, Inc.  39,150                                     313
                                                                       ---------
                                                                          43,266
       STEEL  0.3%
--------------------------------------------------------------------------------
 -  +  Bethlehem Steel Corp.  310,900                                        894
       Carpenter Technology Corp.  52,500                                  1,628
       Cleveland-Cliffs, Inc.  24,800                                        512
    -  LTV Corp.  205,500                                                    244
       Ryerson Tull, Inc.  58,400                                            438
    -  Steel Dynamics, Inc.  96,300                                        1,156
                                                                       ---------
                                                                           4,872

       TELEPHONE  1.5%
--------------------------------------------------------------------------------
    -  Brightpoint, Inc.  115,450                                            768
    -  CellStar Corp.  93,500                                                216
    +  CFW Communication Co.  31,100                                         618
    -  ICG Communications, Inc.  44,500                                       19
       Inter-Tel, Inc.  62,000                                               717
 -  +  Interdigital Communications Corp.  124,600                          1,363
 -  +  Leap Wireless International, Inc.  63,500                           3,159
 -  +  Neon Communications, Inc.  38,700                                     467
    -  Optical Cable Corp.  133,150                                        2,122
    -  Pacific Gateway Exchange,  24,400                                      18
 -  +  Pegasus Communications Corp.  107,700                               3,830
    -  Primus Telecommunications Group, Inc.  80,400                         407


                                             See the Financial Notes, which   63
                                            are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  TALK.com, Inc.  184,800                                               572
 -  +  Teligent, Inc., Class A  75,000                                       570
    -  Varco International, Inc.  219,528                                  3,787
    -  West Teleservices Corp.  151,500                                    3,863
    -  World Access, Inc.  121,400                                           592
                                                                       ---------
                                                                          23,088
       TOBACCO  0.1%
--------------------------------------------------------------------------------
    +   Universal Corp.  66,500                                            1,862

       TRAVEL & RECREATION  1.9%
    -  AMERCO, Inc.  52,700                                                1,067
 -  +  American Classic Voyager Co.  49,100                                  678
    -  Anchor Gaming, Inc.  27,600                                         2,344
 -  +  Argosy Gaming Co.  67,200                                           1,092
    -  Avis Group Holdings, Inc.  73,900                                   2,208
 -  +  Aztar Corp.  96,100                                                 1,454
    -  Bally Total Fitness Holding Corp.  57,000                           1,421
       Callaway Golf Co.  178,500                                          2,856
       Central Parking Corp.  86,100                                       1,652
    -  Choice Hotels International, Inc.  124,800                          1,466
 -  +  Dollar Thrifty Automotive Group, Inc.  57,400                         883
    -  Extended Stay America, Inc.  225,100                                2,772
 -  +  Intranet Solutions, Inc.  51,000                                    2,372
 -  +  Marketing Services Group, Inc.  42,200                                 73
    -  Prime Hospitality Corp.  105,900                                    1,006
    -  Rent-Way, Inc.  57,200                                                290
 -  +  Sodexho Marriott Services, Inc.  149,100                            2,740
 -  +  Station Casinos, Inc.  142,500                                      2,298
    -  Vail Resorts, Inc.  63,900                                          1,354
                                                                       ---------
                                                                          30,026

       TRUCKING & FREIGHT  1.2%
--------------------------------------------------------------------------------
    -  American Freightways Corp.  76,500                                  1,234
       Arnold Industries, Inc.  57,800                                     1,015
 -  +  Forward Air Corp.  51,500                                           2,118
    -  Fritz Cos., Inc.  86,500                                              703
    -  Heartland Express, Inc.  60,347                                     1,049
       J.B. Hunt Transport Services, Inc.  82,450                          1,077
    -  Landstar Systems, Inc.  21,100                                        997
    -  M.S. Carriers, Inc.  25,800                                           403
    +  Roadway Express, Inc.  45,600                                         938
       Rollins Truck Leasing Corp.  136,450                                  716
 -  +  Swift Transportation Co., Inc.  149,300                             2,128
       USFreightways Corp.  55,200                                         1,421
       Wabash National Corp.  54,100                                         433
       Werner Enterprises, Inc.  111,462                                   1,560
    -  XTRA Corp.  29,100                                                  1,324
    -  Yellow Corp.  58,600                                                1,055
                                                                       ---------
                                                                          18,171
       UTILITIES: ELECTRIC & GAS  3.8%
--------------------------------------------------------------------------------
    +  AGL Resources, Inc.  127,600                                        2,600
    +  American States Water Co.  21,500                                     671
       Atmos Energy Corp.  74,800                                          1,730
       Avista Corp.  111,300                                               2,497
       Black Hills Corp.  54,300                                           1,697
       California Water Service Group  36,000                                970
       CH Energy Group, Inc.  40,200                                       1,583
       Cleco Corp.  53,300                                                 2,535
       E'Town Corp.  21,700                                                1,462
    -  El Paso Electric Co.  129,100                                       1,548
       Empire District Electric Co.  42,400                                1,174
       Energen Corp.  71,900                                               2,058
    +  Hawaiian Electric Industries, Inc.  76,900                          2,533
    +  Idacorp, Inc.  89,700                                               4,423
       Laclede Gas Co.  44,700                                               978
       Madison Gas & Electric Co.  38,800                                    844
       New Jersey Resources Corp.  42,000                                  1,677
       Northwest Natural Gas Co.  60,100                                   1,409
       Northwestern Corp.  55,000                                          1,217
       NUI Corp.  31,000                                                     967
       ONEOK, Inc.  69,900                                                 2,770
       Otter Tail Power Co.  56,600                                        1,256
       Philadelphia Suburban Corp.  96,700                                 2,266
       Piedmont Natural Gas Co., Inc.  75,300                              2,297
       Public Service Co. of New Mexico  93,100                            2,566

64  See the Financial Notes, which
    are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    +  RSG Energy Group, Inc.  83,300                                      2,457
    -  Southern Union Co.  117,382                                         2,208
       Southwest Gas Corp.  74,200                                         1,549
       UGI Corp.  63,900                                                   1,482
       UIL Holdings Corp.  34,100                                          1,596
       Unisource Energy Corp. Holding Co.  76,580                          1,144
 -  +  Veritas DGC, Inc.  65,600                                           1,968
       WPS Resources Corp.  62,700                                         2,018
                                                                       ---------
                                                                          60,150

       SHORT-TERM INVESTMENTS
       0.5% of investments


       SECURITY                                    FACE VALUE        MKT. VALUE
         RATE, MATURITY DATE                      ($ x 1,000)        ($ x 1,000)
       Bank One Grand Cayman
       Time Deposit
         6.030%, 11/01/00                            2,962                2,962
       Wachovia Bank Time Deposit
         6.03%, 11/01/00                             5,356                5,356
                                                                        -------
                                                                          8,318

       U.S. TREASURY OBLIGATIONS
       0.0% of investments

    #  U.S. Treasury Bills
         6.02%-6.03%, 12/14/00                         255                253

--------------------------------------------------------------------------------
      END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

                                              See the Financial Notes, which  65
                                             are integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of October 31, 2000. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------
Investments, at market value                            $1,565,111 a
Collateral held for securities on loan                     160,136 b
Receivables:
   Fund shares sold                                          1,891
   Interest                                                      1
   Dividends                                                   506
   Investments sold                                             44
   Income from lending securities                               53
   Most recent daily change in value of futures                 82
Prepaid expenses                                      +         68
                                                      ------------
TOTAL ASSETS                                             1,727,892

LIABILITIES
--------------------------------------------------------------------
Collateral held for securities on loan                     160,136 b
Payables:
   Fund shares redeemed                                      1,251
   Investments bought                                        6,336
   Investment adviser and administrator fees                     8
   Transfer agent and shareholder service fees                  32
Accrued expenses                                      +        241
                                                      ------------
TOTAL LIABILITIES                                          168,004

NET ASSETS
--------------------------------------------------------------------
TOTAL ASSETS                                             1,727,892
TOTAL LIABILITIES                                     -    168,004
                                                      ------------
NET ASSETS                                              $1,559,888


NET ASSETS BY SOURCE

Capital received from investors                          1,279,997
Net investment income not yet distributed                    5,666
Net realized capital gains                                 163,915
Net unrealized capital gains                               110,310 c


NET ASSET VALUE (NAV)

                                              SHARES
SHARE CLASS            NET ASSETS     /     OUTSTANDING   =    NAV
Investor Shares          $803,072             38,140          $21.06
Select Shares(R)         $756,816             35,884          $21.09

a The fund paid $1,454,544 for these securities. Not counting short-term obligations and government securities, the fund paid $1,161,813 for securities during the report period and received $701,873 from securities it sold or that matured. This includes $85,378 in transactions with other SchwabFunds(R).

b Market value of securities loaned: $158,163.

c These derive from investments and futures. As of the report date, the fund had twelve open Russell 2000 futures contracts due to expire on December 15, 2000, with a contract value of $3,003 and unrealized losses of $257.

FEDERAL TAX DATA
--------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                   $1,465,440
NET UNREALIZED GAINS AND LOSSES:
Gains                                                       $375,573
Losses                                                   + (276,159)
                                                        ------------
                                                            $99,414
RECLASSIFICATIONS:
Net investment income not
  yet distributed                                                $1
Reclassified as:
  Net realized capital gains                               ($31,001)
  Capital received from
  investors                                                 $31,000

TAX DESIGNATION (UNAUDITED):
The fund hereby designates $17 million as a capital gain dividend for the fiscal year ended October 31, 2000.

66 See the Financial Notes, which
   are integral to this information.

Statement of
OPERATIONS
For November 1, 1999 through October 31, 2000. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------
Dividends                                                  $11,510 a
Interest                                                       582
Lending of securities                                 +         54
                                                      ------------
TOTAL INVESTMENT INCOME                                     12,146


NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net realized gains on investments sold                     200,536
Net realized gains on futures contracts               +        433
                                                      ------------
NET REALIZED GAINS                                         200,969


NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net unrealized gains on investments                            819
Net unrealized losses on futures contracts            +       (257)
                                                      ------------
NET UNREALIZED GAINS                                           562


EXPENSES
--------------------------------------------------------------------
Investment adviser and administrator fees                    4,459 b
Transfer agent and shareholder service fees:
   Investor Shares                                           1,649 c
   Select Shares(R)                                            641 c
Trustees' fees                                                   9 d
Custodian fees                                                 202
Portfolio accounting fees                                      207
Professional fees                                               40
Registration fees                                              215
Shareholder reports                                            100
Proxy fees                                                     109
Other expenses                                        +         34
                                                      ------------
Total expenses                                               7,665
Expense reduction                                     -      1,887 e
                                                      ------------
NET EXPENSES                                                 5,778


INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     12,146
NET EXPENSES                                          -      5,778
                                                      ------------
NET INVESTMENT INCOME                                        6,368
NET REALIZED GAINS                                         200,969 f
NET UNREALIZED GAINS                                  +        562 f
                                                      ------------
INCREASE IN NET ASSETS FROM OPERATIONS                    $207,899


a An additional $7 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of assets beyond that. Prior to February 29, 2000, the percentages were 0.50% of the first $300 million and 0.45% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $1,623 from the investment adviser (CSIM) and $264 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2001, as follows:

                                                    % OF AVERAGE
SHARE CLASS                                       DAILY NET ASSETS
--------------------------------------------------------------------
Investor Shares                                          0.49
Select Shares                                            0.38

This limit does not include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $201,531.


                                                See the Financial, which are  67
                                                integral to this information.

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.


OPERATIONS
-------------------------------------------------------------------------------
                                         11/1/99 - 10/31/00   11/1/98 - 10/31/99

Net investment income                          $6,368              $2,830
Net realized gains or losses                  200,969              (5,689)
Net unrealized gains                        +     562             135,451
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS        207,899             132,592

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                 1,061               1,755
Select Shares(R)                            +   1,847                 752
                                            -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME      2,908               2,507 a

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                    --              27,699
Select Shares                               +      --               8,884
                                            -----------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS      $ --             $36,583


TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------
                                   11/1/99 - 10/31/00     11/1/98 - 10/31/99
                                 QUANTITY       VALUE     QUANTITY    VALUE
Shares sold:
   Investor Shares                 20,058    $409,420     15,020    $244,144
   Select Shares               +   16,696     340,046     22,187     364,275
                               ---------------------------------------------
TOTAL SHARES SOLD                  36,754    $749,466     37,207    $608,419

Shares reinvested:
   Investor Shares                     52        $983      1,826     $27,893
   Select Shares               +       91       1,722        552       8,447
                               ---------------------------------------------
TOTAL SHARES REINVESTED               143      $2,705      2,378     $36,340

Shares redeemed:
   Investor Shares                  7,938    $161,380     22,026    $358,017
   Select Shares               +    6,528     134,911      6,829     110,483
                               ---------------------------------------------
TOTAL SHARES REDEEMED              14,466    $296,291     28,855    $468,500 b

NET INCREASE                       22,431    $455,880     10,730    $176,259 c


SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                             11/1/99 - 10/31/00           11/1/98 - 10/31/99
                           SHARES      NET ASSETS       SHARES       NET ASSETS
Beginning of period        51,593       $899,017        40,863       $629,256
Total increase         +   22,431        660,871        10,730        269,761 d
                       --------------------------------------------------------
END OF PERIOD              74,024     $1,559,888        51,593       $899,017 e

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD
Investor Shares                                     $155
Select Shares                                +        91
                                             -----------
Total                                               $246

PRIOR PERIOD
Investor Shares                                     $232
Select Shares                                +       176
                                             -----------
Total                                               $408

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $5,666 for the current period and $2,205 for the prior period.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

SCHWAB MARKETTRACK PORTFOLIOS(R)
All Equity Portfolio                                7.1%
Growth Portfolio                                    7.4%
Balanced Portfolio                                  5.0%
Conservative Portfolio                              1.3%

SCHWAB ANNUITY PORTFOLIOS
Growth Portfolio II                                 0.3%


68  See the Financial Notes, which
    are integral to this information.

SCHWAB

TOTAL STOCK MARKET INDEX FUND(TM)

[PICTURE OF GERI HOM AND LARRY MANO]

"Both share classes of the fund posted positive total returns for the period, and even slightly outpaced the Wilshire 5000 Total Market Index, the fund's unmanaged benchmark."

      Portfolio Manager
      Geri Hom

   GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

   LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.

TICKER SYMBOLS
INVESTOR SHARES  SWTIX
SELECT SHARES(R) SWTSX
_______________________________________________________________________________

  [INVESTMENT STYLE 1 & MARKET CAP 1 GRAPHIC]

VALUE    BLEND   GROWTH

           X              LARGE

                          MEDIUM

                          SMALL

With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three tiers of the market: large-, mid- and small-cap.
_______________________________________________________________________________

THE FUND SEEKS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX. 2

MANAGER'S PERSPECTIVE

GIVEN THE VOLATILITY THAT PREVAILED IN EQUITY MARKETS, THE FUND PERFORMED COMPARATIVELY WELL DURING THE REPORT PERIOD. A combination of factors caused investors to trim their overall exposure to stocks. Among these factors were high stock prices, uncertainty over the outcome of the presidential election and potential interest rate hikes. Toward the end of the report period, evidence of a slowing economy reduced fears of interest rate hikes. Ordinarily this might have helped the market regain its footing, but concerns about high oil prices kept stocks in flux.

SMALL-CAP STOCKS CONTRIBUTED THE MOST TO THE FUND'S PERFORMANCE FOR THE REPORT PERIOD. Large-cap stocks relinquished their five-year hold as the strongest performing asset class, outpaced by small-cap stocks--the leading asset class for the report period--and mid-caps. Initially, the fund's small-cap growth stocks outperformed their value counterparts. This trend reversed in the second half of the period as investors reduced their exposure to technology and internet issues.

Sectors that helped boost the fund's performance for the report period included utilities, capital goods, health care and financial services.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/00, which may have changed since then, and is not a precise indication of risk or performance-- past, present or future.

2 Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Investor Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Fund category.

[BAR CHART]

                                            1 YEAR               SINCE INCEPTION: 6/1/99
                                   -------------------------    -------------------------
                                        0.13%                        (0.05%)
                                   ---------------              ----------------
Total Return 2                     8.23%     8.10%     8.70% 1   8.90%     8.95%     n/a
% of Return Lost to Taxes          2.31%        -     19.77% 1    n/a         -      n/a
AFTER-TAX RETURN 2                 8.04%        -      6.98% 1    n/a         -      n/a


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared to a similar investment in the Wilshire 5000 Total Market Index.


[LINE GRAPH]

                      INVESTOR       WILSHIRE
                        SHARES     5000 TOTAL
                                 MARKET INDEX
             6/1/99      10000          10000
            6/30/99      10515          10518
            7/31/99      10165          10180
            8/31/99      10070          10086
            9/30/99       9820           9822
           10/31/99      10435          10447
           11/30/99      10790          10797
           12/31/99      11605          11617
            1/31/00      11108          11135
            2/29/00      11374          11384
            3/31/00      12022          12060
            4/30/00      11399          11432
            5/31/00      11012          11033
            6/30/00      11484          11519
            7/31/00      11258          11286
            8/31/00      12077          12105
            9/30/00      11520          11548
           10/31/00      11294          11303

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:

-  federal income tax was deducted from distributions before reinvestment

- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category that had track records of at least one year. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

PERFORMANCE: SELECT SHARES(R)
AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Select Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Fund category.

[BAR CHART]

                                        1 YEAR             SINCE INCEPTION: 6/1/99
                              -------------------------    -----------------------
                                   0.20%                         0.07%
                              ----------------             ----------------
Total Return 2                8.30%     8.10%     8.70% 1   9.02%     8.95%     n/a
% of Return Lost to Taxes     2.41%        -     19.77% 1    n/a         -      n/a
AFTER-TAX RETURN 2            8.10%        -      6.98% 1    n/a         -      n/a

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared to a similar investment in the Wilshire 5000 Total Market Index.

[LINE GRAPH]

                        SELECT      WILSHIRE
                        SHARES      5000 TOTAL MARKET INDEX
         6/1/99         50000         50000
        6/30/99         52600         52590
        7/31/99         50850         50902
        8/31/99         50350         50428
        9/30/99         49125         49112
       10/31/99         52225         52236
       11/30/99         53975         53986
       12/31/99         58065         58083
        1/31/00         55605         55673
        2/29/00         56935         56920
        3/31/00         60150         60301
        4/30/00         57060         57159
        5/31/00         55130         55164
        6/30/00         57515         57597
        7/31/00         56385         56428
        8/31/00         60480         60524
        9/30/00         57715         57740
       10/31/00         56560         56516

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:

-  federal income tax was deducted from distributions before reinvestment

- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

1 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category that had track records of at least one year. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/00


   1 GENERAL ELECTRIC CO.                     3.4%

   2 CISCO SYSTEMS, INC.                      2.4%

   3 MICROSOFT CORP.                          2.3%

   4 EXXON MOBIL CORP.                        1.9%

   5 INTEL CORP.                              1.9%

   6 PFIZER, INC.                             1.7%

   7 CITIGROUP, INC.                          1.5%

   8 AMERICAN INTERNATIONAL GROUP, INC.       1.4%

   9 MERCK & CO., INC.                        1.3%

  10 WAL-MART STORES, INC.                    1.3%
----------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS              19.1%


STATISTICS as of 10/31/00

                                                                      PEER GROUP
                                                        FUND          AVERAGE 2
-------------------------------------------------------------------------------
Number of Holdings                                      2948             137
-------------------------------------------------------------------------------
Median Market Cap ($ Mil)                            $49,887         $56,749
-------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                              34.0            34.3
-------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                   8.8             8.7
-------------------------------------------------------------------------------
12-Month Yield Investor Shares                          0.43%           0.45%
-------------------------------------------------------------------------------
Portfolio Turnover Rate                                    2%             98%
-------------------------------------------------------------------------------
Three-Year Beta                                           --              --
-------------------------------------------------------------------------------


EXPENSE RATIO as of 10/31/00

[BAR CHART]

INVESTOR SHARES                 SELECT SHARES(R)              PEER GROUP AVERAGE
--------------------------------------------------------------------------------
       0.40% 3                       0.27% 3                        1.34% 2



INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the Wilshire 5000 Total Market Index. As the charts show, the total portion represented by these industries has been growing over the past five years.


[PIE CHART]
AS OF 10/31/00
---------------------------------------------------

   1    12.7%   Business Machines
   2    11.9%   Drugs & Medicine
   3    9.5%    Electronics
   4    7.7%    Miscellaneous Finance
   5    7.6%    Business Services
   6    5.9%    Telephone
   7    5.3%    Producer Goods
   8    5.0%    Banks
   9    4.6%    Retail
  10    3.6%    Insurance
       26.2%    Other

[PIE CHART]
AS OF 10/31/99
---------------------------------------------------

   1   11.3%   Business Machines
   2    9.8%    Drugs & Medicine
   3    8.2%    Electronics
   4    7.7%    Telephone
   5    7.1%    Business Services
   6    7.1%    Miscellaneous Finance
   7    6.4%    Banks
   8    6.0%    Retail
   9    5.0%    Producer Goods
  10    4.0%    Media
       27.4%    Other

[PIE CHART]
AS OF 10/31/95
---------------------------------------------------

   1    9.8%    Drugs & Medicine
   2    7.2%    Telephone
   3    7.0%    Banks
   4    6.5%    Electronics
   5    5.5%    Business Machines
   6    5.3%    Food & Agriculture
   7    5.2%    Miscellaneous Finance
   8    5.2%    Energy & Utilities
   9    4.9%    Producer Goods
  10    4.4%    Retail
       38.9%    Other

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/00, there were 2,620 funds in the Large-Cap Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/01. The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

4  Source: Wilshire Associates, Inc.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS


FINANCIAL TABLES
These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                            11/1/99-   6/1/99 1-
 INVESTOR SHARES                                            10/31/00   10/31/99
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                        20.87     20.00
                                                            --------------------
Income from investment operations:
    Net investment income                                      0.16      0.07
    Net realized and unrealized gains                          1.56      0.80
                                                            --------------------
    Total income from investment operations                    1.72      0.87
Less distributions:
    Dividends from net investment income                      (0.10)       --
                                                            --------------------
Net asset value at end of period                              22.49     20.87
                                                            ====================
Total return (%)                                               8.23      4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                            0.40 4    0.40 3
Expense reductions reflected in above ratio                    0.26      0.51 3
Ratio of net investment income to
 average net assets                                            0.76      0.92 3
Portfolio turnover rate                                           2         1
Net assets, end of period ($ x 1,000,000)                       218       136



1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

                                            See the Financial Notes, which    73
                                            are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

                                                            11/1/99-   6/1/99 1-
 SELECT SHARES(R)                                           10/31/00   10/31/99
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                        20.89     20.00
                                                            --------------------
Income from investment operations:
    Net investment income                                      0.17      0.07
    Net realized and unrealized gains                          1.56      0.82
                                                            --------------------
    Total income from investment operations                    1.73      0.89
Less distributions:
    Dividends from net investment income                      (0.10)       --
                                                            --------------------
Net asset value at end of period                              22.52     20.89
                                                            ====================
Total return (%)                                               8.30      4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses
 to average net assets                                         0.27 4    0.27 3
Expense reductions reflected in above ratio                    0.24      0.47 3
Ratio of net investment income to
 average net assets                                            0.89      1.05 3
Portfolio turnover rate                                           2         1
Net assets, end of period ($ x 1,000,000)                       262       149

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.


74  See the Financial Notes, which
    are integral to this information.

PORTFOLIO HOLDINGS
As of October 31, 2000

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

 (1) Top ten holding
  +  New holding (since 10/31/99)
  -  Non-income producing security
  *  American Depositary Receipt
  #  Collateral for open futures contracts
  ## Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.                      [PIE CHART]

 99.0%    COMMON STOCK
          Market Value: $475,813
          Cost: $445,263

  1.0%    OTHER INVESTMENT COMPANIES
          Market Value: $4,717
          Cost:$4,717

  0.0%    U.S. TREASURY OBLIGATIONS
          Market Value: $243
          Cost: $243
--------------------------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $480,773
          Cost: $450,223


       COMMON STOCK  99.0% of investments

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       AEROSPACE / DEFENSE  1.1%
       -------------------------------------------------------------------------
    -  Aviation Sales Co.    800                                               2
       B.F. Goodrich Co.    2,904                                            119
       Boeing Co.    26,500                                                1,797
       Crane Co.    1,600                                                     42
       GenCorp., Inc.    1,700                                                14
       General Dynamics Corp.    6,500                                       465
       Kaman Corp., Class A    1,000                                          14
    -  Litton Industries, Inc.    1,100                                       57
       Lockheed Martin Corp.    12,952                                       464
       Northrop Grumman Corp.    2,479                                       208
       Raytheon Co., Class B    11,200                                       383
       Rockwell International Corp.    5,800                                 228
    -  Satcon Technology Corp.    1,000                                       25
    -  Sequa Corp., Class A    300                                            11
       Textron, Inc.    5,300                                                267
    -  Trimble Navigation Ltd.    1,000                                       24
       TRW, Inc.    3,600                                                    151
       United Technologies Corp.    13,734                                   959
    -  Veeco  Instruments, Inc.    400                                        26
                                                                          ------
                                                                           5,256

       AIR TRANSPORTATION  0.4%
       -------------------------------------------------------------------------
       AAR Corp.    700                                                        8
       Airborne Freight Corp.    1,100                                        11
    -  AirTran Holdings, Inc.    1,000                                         4
       Alaska Air Group, Inc.    600                                          16
    -  America West Holdings Corp., Class B    1,100                          11
    -  AMR Corp.    4,900                                                    160
    -  Amtran, Inc.    600                                                     9
    -  Atlantic Coast Airlines Holdings, Inc.    800                          29
    -  Atlas Air, Inc.    1,300                                               47
    -  Aviall, Inc.    1,200                                                   8
    -  Continental Airlines, Inc., Class B 2,000                             105
       Delta Air Lines, Inc.    3,600                                        170
    -  EGL, Inc.    2,150                                                     61
    -  FedEx Corp.    9,500                                                  445
    -  Frontier Airlines, Inc.    600                                         14
       Galileo  International, Inc.    2,500                                  49
    -  Hawk Corp., Class A     1,200                                           7
    -  Kellstrom Industries, Inc.     600                                      2
    -  Mesa Air Group, Inc.     1,300                                          8
    -  Mesaba Holdings, Inc.     1,100                                        12
    -  Midwest Express Holdings, Inc.    500                                   9
    -  Northwest Airlines Corp., Class A 2,300                                66
       SkyWest, Inc.    700                                                   35
       Southwest Airlines Co.    15,250                                      435
    -  U.S. Airways Group, Inc.    1,900                                      72
       UAL Corp.    1,400                                                     53
                                                                          ------
                                                                           1,846


                                         See the Financial Notes, which       75
                                         are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       ALCOHOLIC BEVERAGES 0.3%
       -------------------------------------------------------------------------
       Adolph Coors Co., Class B    1,100                                     70
       Anheuser-Busch Cos., Inc.    26,900                                 1,231
    -  Boston Beer Co., Inc., Class A    300                                   2
       Brown-Forman Corp., Class B    2,200                                  134
    -  The Chalone Wine Group Ltd.    200                                      2
    -  Constellation Brands, Inc., Class A    500                             24
       Genesee Corp., Class B    200                                           7
       National Beverage Corp.    1,200                                        9
    -  The Robert Mondavi Corp., Class A    400                               18
                                                                           -----
                                                                           1,497

       APPAREL  0.3%
       -------------------------------------------------------------------------
    -  Abercrombie & Fitch Co., Class A    2,900                              68
    -  Bebe Stores, Inc.    900                                               14
       Brown Shoe Co., Inc.    800                                             8
    -  The Buckle, Inc.   1,000                                               17
    -  The Children's Place Retail Stores, Inc.    1,100                      29
    -  Columbia Sportswear Co.    900                                         38
    -  The Dress Barn, Inc.    800                                            20
    -  Footstar, Inc.    600                                                  22
    -  Genesco, Inc.    1,300                                                 23
    -  Global Sports, Inc.    800                                              7
    -  Guess?, Inc.    1,700                                                  13
       Haggar Corp.    1,200                                                  16
       J. Baker, Inc.    1,100                                                 4
    -  Jo-Ann Stores, Inc., Class A    700                                     5
    -  Jones Apparel Group, Inc.    3,800                                    106
       K-Swiss, Inc., Class A    600                                          16
       Kellwood Co.    900                                                    17
    -  Kenneth Cole Productions, Inc., Class A    600                         27
       Liz Claiborne, Inc.    1,600                                           68
   -+  Matrixone, Inc.    1,200                                               36
    -  The Men's Wearhouse, Inc.    1,200                                     35
    -  Nautica Enterprises, Inc.   1,300                                      16
       Nike, Inc., Class B    8,100                                          323
       Oshkosh B'Gosh, Inc., Class A    700                                   11
    -  Pacific Sunwear of California    1,100                                 23
    -  Polo Ralph Lauren Corp.    1,000                                       20
       Polymer Group, Inc.    1,300                                            8
    -  Quiksilver, Inc.    1,000                                              19
    -  Reebok International Ltd.   1,700                                      37
       Russell Corp.    1,100                                                 18
    -  Saucony, Inc., Class B   700                                            8
       Springs Industries, Inc., Class A    600                               14
       Stride Rite Corp.    2,100                                             11
       Superior Uniform Group, Inc.    900                                     7
       Talbots, Inc.    1,000                                                 79
    -  Tarrant Apparel Group    800                                            5
    -  Timberland Co., Class A    1,200                                       62
    -  Tropical Sportswear International Corp. 500                             8
    -  Unifi, Inc.    1,900                                                   17
    -  Urban Outfitters, Inc.    1,100                                        10
       VF Corp.    3,900                                                     107
       WestPoint Stevens, Inc.    1,600                                       11
       Wolverine World Wide, Inc.    1,200                                    13
                                                                           -----
                                                                           1,416

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.2%
       -------------------------------------------------------------------------
       A.O. Smith Corp., Class B    800                                       11
    -  American Axle & Manufacturing Holdings, Inc.    1,100                  14
       ArvinMeritor, Inc.    1,800                                            30
    -  ASV, Inc.    700                                                       10
       Bandag, Inc.    700                                                    25
       Borg Warner, Inc.    800                                               30
       Carlisle Cos., Inc.    900                                             37
    -  Collins & Aikman Corp.    1,300                                         6
       Cooper Tire & Rubber Co.    2,400                                      26
       Copart, Inc.    1,400                                                  21
       Cummins Engine Co., Inc.    1,400                                      48
       Dana Corp.    4,500                                                   100
       Danaher Corp.    4,300                                                271
       Delphi Automotive Systems Corp.   16,700                              262
    -  Delco  Remy International, Inc.    1,200                                8
       Donaldson Co., Inc.    1,100                                           25
    -  Dura Automotive Systems, Inc.    600                                    5
       Eaton Corp.    3,600                                                  245
       Exide Corp.    1,700                                                   17
       Fleetwood Enterprises, Inc.    1,000                                   13
   -+  Florida East Coast Industries, Class B 554                             19
       Ford Motor Co.    61,286                                            1,601
       General Motors Corp.    14,686                                        912


76   See the Financial Notes, which
     are integral to  this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  General Motors Corp., Class H    24,882                               806
       Genuine Parts Co.    5,200                                            111
       Goodyear Tire & Rubber Co.    4,500                                    83
    -  Group 1 Automotive, Inc.    1,100                                      11
       Harley-Davidson, Inc.    8,800                                        424
    -  Hayes Lemmerz International, Inc.    700                                8
    -  Lear Corp.    1,800                                                    49
       Midas, Inc.    500                                                      7
       Modine Manufacturing Co.    600                                        16
    -  Monaco  Coach Corp.    500                                              9
       Myers Industries, Inc.    770                                          10
    -  Navistar International Corp.    1,600                                  53
    -  O'Reilly Automotive, Inc.    1,200                                     22
       Oshkosh Truck Corp.    450                                             19
       Polaris Industries, Inc.    600                                        21
    -  Rush Enterprises, Inc.    500                                           2
       Simpson Industries, Inc.    1,000                                      12
    -  SPX Corp.    800                                                       99
       Standard Motor Products, Inc.    700                                    6
    -  Sterile Recoveries, Inc.    300                                         4
    -  Stoneridge, Inc.    1,200                                              12
       Superior Industries International, Inc. 1,300                          44
    -  TBC Corp.    1,500                                                      7
       Thor Industries, Inc.    500                                           10
       Titan International, Inc.    800                                        4
    -  Tower Automotive, Inc.    2,300                                        25
    -  United Rentals, Inc.    2,100                                          45
    +  Visteon Corp.    4,451                                                 79
       Winnebago  Industries, Inc.    700                                      8
                                                                          ------
                                                                           5,742

       BANKS  5.1%
       -------------------------------------------------------------------------
       ABC Bancorp.    1,200                                                  11
       Albama National Bancorp.    400                                         8
       AmSouth Bancorp.    15,403                                            215
       Anchor Bancorp. Wisconsin, Inc.    800                                 12
       Associated BancoCorp.    1,760                                         42
       BancFirst Corp.    500                                                 18
       BancFirst Ohio  Corp.    735                                           12
       Bancorpsouth, Inc.    2,312                                            30
       BancWest Corp.    1,600                                                33
       Bank of America Corp.    48,500                                     2,331
       Bank of Granite Corp.    400                                            9
       Bank of New York Co., Inc.    21,700                                1,249
       Bank One Corp.    34,000                                            1,241
       Bank United Corp., Class A    800                                      45
       BankFirst Corp.    1,500                                               21
       Banknorth Group, Inc.    3,512                                         64
       BB&T Corp.    12,879                                                  411
       Berkshire Bancorp, Inc.    500                                         15
       Brenton Banks, Inc.    200                                              2
       Brookline Bancorp., Inc.    1,400                                      15
       BSB Bancorp., Inc.    200                                               3
       Capital City Bank Group, Inc.    500                                   10
       Capitol Bancorp. Ltd.    700                                            8
       Capitol Federal Financial    2,300                                     33
       Cascade Bancorp.    880                                                11
       CENIT Bancorp., Inc.    500                                             8
    -  Centennial Bancorp.    952                                              7
    -  Central Coast Bancorp.    880                                          16
       Centura Banks, Inc.    1,070                                           41
       Century South Banks, Inc.    400                                        7
       Chase Manhattan Corp.    39,200                                     1,784
       Chemical Financial Corp.    420                                         9
       Chittenden Corp.    600                                                16
       Citizens Banking Corp.    990                                          24
       City Holding Co.    800                                                 5
       City National Corp.    1,100                                           38
       The Colonial BancGroup, Inc.    2,500                                  22
    -  Columbia Banking System, Inc.    1,210                                 17
       Comerica, Inc.    5,900                                               356
       Commerce Bancorp., Inc. N.J.    830                                    50
       Commerce Bancshares, Inc.    1,565                                     56
       Community Bank System, Inc.    500                                     12
       Community First Bankshares, Inc.    1,200                              19
       Community Trust Bancorp.    660                                        10
       Compass Bancshares, Inc.    3,200                                      58
       Corus Bankshares, Inc.    500                                          20
       Cullen/Frost Bankers, Inc.    1,200                                    40
       Dime Community Bancshares    500                                       11
       Doral Financial Corp.    1,100                                         20
       Drovers Bancshares Corp. Pa.    630                                     9
       Eagle Bancshares, Inc.    700                                           8
   -+  Exelixis, Inc.    1,200                                                26
       F&M Bancorp./Frederick MD    200                                        4


                                          See the Financial Notes, which      77
                                          are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       F&M National Corp.    612                                              16
       F.N.B. Corp.    525                                                    11
       Farmers Capital Bank Corp.    400                                      14
       Fifth Third Bancorp.    13,766                                        707
       First Bancorp./Puerto Rico     700                                     16
       First Busey Corp., Class A    600                                      11
       First Charter Corp.    1,000                                           15
       First Citizens Bancshares, Class A    300                              22
       First Commonwealth Financial Corp.    1,300                            13
       First Federal Capital Corp.    700                                      8
       First Federal Financial Corp. of Kentucky 600                           9
       First Financial Bancorp.    990                                        15
       First Financial Bancshares, Inc.    400                                12
       First Merchants Corp.    400                                            9
       First Midwest Bancorp., Inc.    900                                    23
       First Niagara Financial Group    1,200                                 11
    -  First Republic Bank    400                                             11
       First Tennessee National Corp.    3,300                                76
       First Union Corp.    28,962                                           878
       First United Corp.    900                                               9
       First Virginia Banks, Inc.    1,700                                    70
       Firstar Corp.    28,154                                               554
       Firstfed America Bancorp., Inc.    1,000                               15
    -  Firstfed Financial Corp.    900                                        23
       FirstMerit Corp.    2,100                                              48
       FleetBoston Financial Corp.    26,514                               1,008
       Frontier Financial Corp.    700                                        13
       Fulton Financial Corp.    1,680                                        37
       GA Financial, Inc.    800                                              11
       GBC Bancorp.    400                                                    13
       Golden West Financial Corp.    7,400                                  415
       Great Southern Bancorp.    500                                          8
       GreenPoint Financial Corp.    3,100                                    92
       Hancock Holding Co.    300                                              9
       Harbor Florida Bancshares, Inc.    1,100                               13
       Harleysville National Corp.    420                                     13
       Hibernia Corp., Class A    4,200                                       50
       Horizon Financial Corp.    1,100                                       10
       Hudson City Bancorp., Inc.    2,700                                    49
       Hudson United Bancorp.    1,219                                        27
       Huntington Bancshares, Inc.    9,290                                  134
    -  Imperial Bancorp.    1,080                                             26
       Independence Community Bank    1,700                                   25
       Industrial Bancorp., Inc.    500                                        6
       Integra Bank Corp.    525                                              14
       Irwin Financial Corp.    700                                           11
       J.P. Morgan & Co., Inc.    4,900                                      811
       KeyCorp, Inc.    15,100                                               373
       Lakeland Financial Corp.    800                                         9
       LSB Bancshares, Inc.    500                                             7
       M&T Bank Corp.    2,371                                               119
       MAF Bancorp., Inc.    700                                              17
       Marshall & Ilsley Corp.    3,200                                      145
       Mellon Financial Corp.    14,400                                      695
       Mercantile Bankshares Corp.    1,700                                   64
       Merchants Bancshares, Inc.    500                                      12
       Merchants New York Bancorp., Inc.    800                               17
       Mid-America Bancorp.    406                                            10
       Mid-State Bancshares    500                                            15
    -  National City Bancorp.    700                                          11
       National City Corp.    18,100                                         387
       National Commerce Bancorp.    6,050                                   129
       National Penn Bancshares, Inc.    620                                  13
    -  Net.B@nk, Inc.    900                                                   8
       North Fork Bancorp., Inc.    6,100                                    123
       Northern Trust Corp.    6,600                                         563
       OceanFirst Financial Corp.    400                                       8
       Old Kent Financial Corp.    6,917                                     192
       Old National Bancorp.    1,548                                         46
       Omega Financial Corp.    500                                           14
       Oriental Financial Group    500                                         6
       Pacific Century Financial Corp.    2,100                               27
       Pacific Northwest Bancorp.    700                                       9
       Park National Corp.    305                                             29
       Peoples Bank-Bridgeport    1,500                                       30
       PFF Bancorp., Inc.    600                                              11
       PNC Financial Services Group    8,600                                 575
       Popular, Inc.    4,000                                                111
       Premier National Bancorp., Inc.    620                                 13
       Provident Bankshares Corp.    840                                      16
       Provident Financial Group, Inc.    1,200                               36
       Providian Financial Corp.    4,200                                    437
    -  Quaker City Bancorp., Inc.    500                                       9
       Queens County Bancorp., Inc.    600                                    17
       Regions Financial Corp.    8,700                                      205
       Republic Bancorp.    1,390                                             13


78    See the Financial Notes, which
      are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Republic Bancorp., Inc., Class A    1,600                              10
       Republic Security Financial Corp.    500                                3
       Richmond County Financial Corp.    600                                 14
       Riggs National Corp., Washington, D.C.    1,000                        11
       Roslyn Bancorp., Inc.    1,800                                         39
       S & T Bancorp., Inc.    500                                             9
    -  S1 Corp.    1,530                                                      18
       Sandy Spring Bancorp., Inc.    200                                      4
       Seacoast Banking Corp. Florida    600                                  15
       Second Bancorp., Inc.    400                                            6
    -  Silicon Valley Bancshares    2,200                                    102
       Sky Financial Group, Inc.    1,991                                     33
       South Alabama Bancorp.    400                                           3
       The South Financial Group, Inc.    800                                  8
       Southside Bancshares Corp.    500                                       4
       SouthTrust Corp.    7,300                                             236
    -  Southwest Bancorp. of Texas, Inc.    700                               26
       Southwest Bancorp., Inc.    400                                         6
       State Street Corp.    5,200                                           649
       Sterling Bancorp.    840                                               16
       Sterling Bancshares, Inc.    1,400                                     24
       Sterling Financial Corp.    500                                         9
       Summit Bancorp.    6,337                                              238
       SunTrust Banks, Inc.    9,500                                         464
       Susquehanna Bancshares, Inc.    1,000                                  14
       Synovus Financial Corp.    10,300                                     222
       Texas Regional Bancshares, Inc., Class A    400                        12
       The Trust Co. of New Jersey    500                                      7
       Trustco  Bank Corp.    1,150                                           14
       Trustmark Corp.    1,800                                               34
       U.S. Bancorp.    21,965                                               531
       UMB Financial Corp.    550                                             19
       Union Planters Corp.    5,300                                         179
       UnionBanCal Corp.    4,700                                             99
       United Bankshares, Inc.    1,000                                       19
       United Community Financial Corp.    1,500                              10
       United National Bancorp.    730                                        13
       USB Holding Co., Inc.    630                                            8
       Valley National Bancorp.    1,551                                      43
    -  VIB Corp.    1,591                                                     10
       Vista Bancorp., Inc.    840                                            13
       Wachovia Corp.    7,200                                               389
       Washington Trust Bancorp.    700                                       10
       Wells Fargo  & Co.    51,976                                        2,407
       Wesbanco, Inc.    500                                                  12
       Westamerica Bancorp.    800                                            29
       Westcorp, Inc.    1,080                                                17
       Whitney Holding Corp.    500                                           18
       Wilmington Trust Corp.    900                                          47
       WSFS Financial Corp.    1,000                                          11
       Zions Bancorp.    3,200                                               184
                                                                          ------
                                                                          24,772

       BUSINESS MACHINES & SOFTWARE  12.6%
       -------------------------------------------------------------------------
    -  3Com Corp.    10,600                                                  188
    -  Activision, Inc.    1,000                                              14
    -  Adaptec, Inc.    4,400                                                 70
       Adobe Systems, Inc.    8,800                                          669
    -  Advanced Digital Information Corp.    1,400                            18
       Analogic Corp.    500                                                  18
    -  Andersen Group, Inc.    400                                             4
    -  Apple Computer, Inc.    10,000                                        196
    -  Artesyn Technologies, Inc.    1,100                                    45
    -  Auspex Systems, Inc.    1,000                                          10
       Autodesk, Inc.    3,200                                                71
   -+  Avici Systems, Inc.    1,300                                           56
    -  Avocent Corp.    1,563                                                111
    -  Black Box Corp.    500                                                 33
    -  BMC Software, Inc.    7,400                                           150
    -  Cabletron Systems, Inc.    6,800                                      184
    -  Caci International, Inc. Class A    600                                12
    -  CAM Commerce Solutions, Inc.    500                                     2
    -  Ceridian Corp.    4,300                                               107
   -(2)Cisco  Systems, Inc.    212,719                                    11,460
    -  Cognitronics Corp.    600                                               6
       Comdisco, Inc.    4,700                                                58
    -  Commerce One, Inc.    5,500                                           353
       Compaq Computer Corp.    51,200                                     1,557
    -  Computer Horizons Corp.    1,000                                        5
    -  Compuware Corp.    10,400                                              82
    -  Comverse Technology, Inc.    5,200                                    581
    -  Concurrent Computer Corp.    1,600                                     28
   -+  Crossroads Systems, Inc.    700                                         5
    -  Datum, Inc.   1,100                                                    35
   -+  Davox Corp.    300                                                      3
    -  Dell Computer Corp.    77,500                                       2,286


                                          See the Financial Notes, which      79
                                          are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Diebold, Inc.    2,100                                                 55
    -  Digital Lightwave, Inc.    1,300                                       66
    -  EMC Corp.    65,324                                                 5,818
    -  Equitex, Inc.    1,300                                                  7
    -  Excalibur Technologies Corp.    1,200                                  71
   -+  Extended Systems, Inc.    200                                           8
       Fair, Isaac & Co., Inc.    300                                         12
   -+  Foundry Networks, Inc.    3,400                                       226
    -  Gateway, Inc.    9,600                                                495
       Hewlett-Packard Co.    59,200                                       2,749
    -  Hypercom Corp.    1,300                                                 9
   -+  Immersion Corp.    500                                                  5
    -  Informix Corp.    8,150                                                35
   -+  Inprise Corp.    1,200                                                  8
    -  Input/Output, Inc.    3,400                                            29
    -  Integrated Device Technology, Inc.    3,000                           169
    -  Intergraph Corp.    1,000                                               6
       International Business Machines Corp.    52,800                     5,201
    -  InterVoice-Brite, Inc.    1,678                                        16
   -+  Iomega Corp.    3,000                                                  15
    -  Juniper Networks, Inc.    9,500                                     1,852
    -  Latitude Communications, Inc.    400                                    2
    -  Lexmark International Group, Inc., Class A    4,200                   172
    -  LTX Corp.    1,400                                                     20
    -  Maxtor Corp.    3,400                                                  27
    -  Microchip Technology, Inc.    4,150                                   131
    -  Micromuse, Inc.    1,000                                              170
    -  Micron Electronics, Inc.    2,800                                      22
    -  MICROS Systems, Inc.    500                                            10
   -(3)Microsoft Corp.    157,370                                         10,839
       Minntech Corp.    1,300                                                 9
    -  MIPS Technology, Inc., Class A    1,100                                44
    -  NCR Corp.    3,700                                                    160
   -+  Neose Technologies, Inc.    300                                        11
   -+  Netegrity, Inc.    900                                                 70
       Network Appliance, Inc.    9,300                                    1,107
    -  Novell, Inc.    9,600                                                  86
       Novellus Systems, Inc.    4,500                                       184
   -+  OpenTV Corp.    578                                                    16
       Opnet Technologies, Inc.    500                                        17
    -  Oracle Corp.    168,600                                             5,564
    +  Osicom Technologies, Inc.    300                                       10
   -+  OTG Software, Inc.    700                                              22
       Pitney Bowes, Inc.    8,300                                           246
       Precise Software Solutions Ltd.    600                                 14
    -  Printronix, Inc.    600                                                 5
   -+  Procom Technology, Inc.    300                                          7
    -  Quantum Corp.--DLT & Storage Systems    4,700                          70
    -  Quantum Corp.--Hard Disk Drive Group    2,400                          27
    -  Read-Rite Corp.    1,900                                               14
   -+  Saba Software, Inc.    1,200                                           28
    -  SCM Microsystems, Inc.    400                                          15
    -  Seagate Technology, Inc.    7,000                                     489
  *-+  Sema Group PLC    2,210                                                55
    -  Sigma Designs, Inc.    1,500                                            6
    -  Silicon Graphics, Inc.    4,800                                        22
   -+  Smartdisk Corp.    300                                                  2
   -+  Socket Communications, Inc.    300                                      3
    -  Storage Technology Corp.    2,600                                      25
    -  Sun Microsystems, Inc.    47,640                                    5,282
    -  SVI Holdings, Inc.    1,400                                             6
    -  Sybase, Inc.    2,600                                                  54
    -  Systems & Computer Technology Corp.    1,100                           16
    -  Tech Data Corp.    1,600                                               67
   -+  Telxon Corp.    300                                                     7
    -  The Titan Corp.    1,681                                               22
       Total System Services, Inc.    5,600                                   92
    -  Unisys Corp.    9,000                                                 115
       Xerox Corp.    19,600                                                 165
    -  Xircom, Inc.    700                                                    10
                                                                          ------
                                                                          60,826

       BUSINESS SERVICES  8.1%
       -------------------------------------------------------------------------
   -+  1-800 Contacts, Inc.    300                                            12
    -  24/7 Media, Inc.    1,100                                               6
    -  4 Kids Entertainment, Inc.    600                                       9
       ABM Industries, Inc.    700                                            20
    -  About.com, Inc.    500                                                 12
    -  Accrue Software, Inc.    800                                            4
    -  ACNielsen Corp.    1,700                                               41
    -  Actel Corp.    1,100                                                   40
    -  Actuate Corp.    1,600                                                 45


80   See the Financial Notes, which
     are integral to this information.

                                                                   MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
 *+ Adecco SA   127                                                     11
 -+ Administaff, Inc.  2,800                                            99
  - Advantage Learning Systems, Inc.  1,100                             33
  - Advent Software, Inc.  900                                          54
  - Advo, Inc.  700                                                     26
 -+ Aether Systems, Inc.  1,100                                         89
  - Affiliated Computer Services, Inc.,
    Class A   1,500                                                     84
  - Affymetrix, Inc.   1,600                                            89
 -+ Agency.com, Inc. Ltd.   800                                          8
  - Agile Software Corp.   1,400                                       106
  - AHL Services, Inc.   1,500                                          16
 -+ Akamai Technologies, Inc.   438                                     22
  - Allaire Corp.   800                                                  6
  - Alliance Semiconductor Corp.   1,200                                24
  - Allied Waste Industries, Inc.  5,500                                51
  - America Online, Inc.   69,252                                    3,492
  - American Management Systems,
    Inc.   1,200                                                        26
  - American Superconductor Corp.   700                                 33
    Analysts International Corp.   1,500                                 9
  - Ansoft Corp.   1,800                                                18
  - Answerthink, Inc.    1,000                                          16
  - Apollo Group, Inc., Class A    2,300                                90
 -+ Applied Molecular Evolution, Inc.   600                             13
 -+ Applied Theory Corp.    800                                          4
 -+ Apropos Technology, Inc.   300                                       2
 -+ Arena Pharmaceuticals, Inc.   600                                   21
  - Ariba, Inc.    7,200                                               910
  - Art Technology Group, Inc.   2,000                                 125
  - Ask Jeeves, Inc.    900                                             12
 -+ Aspen Technology, Inc.   700                                        29
  - At Home Corp., Class A   11,600                                    120
    Automatic Data Processing, Inc.  18,800                          1,228
  - Autonation, Inc.   10,700                                           72
  - Avant! Corp.   1,500                                                25
  - AXENT Technologies, Inc.   1,000                                    19
  - Barra, Inc.    500                                                  31
  - BEA Systems, Inc.   7,400                                          531
  - Bell & Howell Co.    700                                            13
  - BindView Development Corp.   1,700                                  13
 -+ Blue Martini Software, Inc.   2,000                                 75
 -+ Bottomline Technologies, Inc.   500                                 18
    Bowne & Co., Inc.    1,200                                          10
  - Brady Corp., Class A    500                                         15
  - Brio Technology, Inc.    900                                         7
  - Broadbase Software, Inc.   2,400                                    26
  - BroadVision, Inc.   7,311                                          217
    Brocade Communications Systems,
    Inc.  3,400                                                        773
 -+ BSQUARE Corp.   1,100                                               17
 -+ Bull RUN Corp.    1,100                                              2
 -+ Cacheflow, Inc.    1,700                                           184
 -+ CAIS Internet, Inc.    700                                           3
 -+ Career Education Corp.   600                                        23
  - Catalytica, Inc.   1,500                                            20
  - CDI Corp.    700                                                    11
  - CDW Computer Centers, Inc.  3,300                                  213
  - Cendant Corp.    21,300                                            256
 -+ Centra Software, Inc.   900                                          5
  - Cerner Corp.   1,000                                                62
  - Cheap Tickets, Inc.   1,400                                         15
 -+ Checkfree Corp.    2,200                                           109
    Chemed Corp.    500                                                 16
  - Choicepoint, Inc.    1,167                                          60
 -+ Chordiant Software, Inc.    1,100                                    7
  - Ciber, Inc.   1,900                                                 15
    Cintas Corp.   5,050                                               234
  - Citrix Systems, Inc.  5,800                                        128
  - Clarent Corp.  1,545                                                48
 -+ Clarus Corp.  500                                                    5
 -+ Click Commerce, Inc.  1,100                                         31
  - Closure Medical Corp.  900                                          22
  - Coinstar, Inc.    1,100                                             15
  - Com21, Inc.    800                                                   9
  - Complete Business Solutions, Inc.  1,400                            15
  - Computer Associates International,
    Inc.   17,726                                                      565
  - Computer Sciences Corp.   5,538                                    349
  - Concord EFS, Inc.  6,500                                           269
-*+ Connetics Corp.  900                                                 5
  - Convergys Corp.  4,400                                             192
 *+ Cordiant Communications Group
    PLC   693                                                           14
 -+ Corillian Corp.  800                                                11
 -+ Corio, Inc.  1,400                                                   7





                                             See the Financial Notes, which   81
                                             are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                   MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
  - Cornell Cos., Inc.   1,600                                           8
  - Corporate Executive Board Co.   800                                 37
  - Correctional Services Corp.   2,000                                  7
  - CoStar Group, Inc.   600                                            19
  - Credence Systems, Corp.   1,400                                     26
  - Critical Path, Inc.   1,800                                         87
  - CSG Systems International, Inc.  1,500                              70
 -+ CuraGen Corp.   1,600                                              103
  - CyberSource Corp.   900                                              5
 -+ Cylink Corp.   900                                                   4
 -+ Cysive, Inc.   1,000                                                 8
  - Cytec Industries, Inc.   1,400                                      48
 -+ Daleen Technologies, Inc.   800                                      8
 -+ Datastream Systems, Inc.   800                                      10
  - Deltek Systems, Inc.   1,200                                         8
    Deluxe Corp.   2,000                                                45
  - Dendrite International, Inc.   1,100                                24
  - DeVry, Inc.  2,100                                                  78
 -+ Digex, Inc.  700                                                    27
  - Digital Courier Technologies, Inc.  1,700                            5
 -+ Digital Insight Corp.   800                                         15
  - Digital River, Inc.   1,000                                          7
 -+ Digitalthink, Inc.   900                                            32
 -+ Digitas, Inc.  1,500                                                18
 -+ Diversa Corp.  400                                                  10
 -+ Divine Interventures, Inc., Class A   3,200                         10
 -+ Documentum, Inc.  500                                               42
  - DoubleClick, Inc.  3,568                                            58
  - DST Systems, Inc.  4,000                                           246
 -+ Dun & Bradstreet Corp.  2,400                                       52
 -+ Dyax Corp.  500                                                     19
  - Earthlink, Inc.  3,550                                              23
  - EarthWeb, Inc.  1,000                                               13
  - eBay, Inc.  7,800                                                  402
 -+ Ebenx, Inc.   800                                                   10
 -+ Echelon Corp.  900                                                  29
  - Eclipsys Corp.  1,300                                               32
    Ecolab, Inc.  5,000                                                196
  - Edgewater Technology, Inc.  2,300                                   11
 -+ Edison Schools, Inc.   1,200                                        33
  - Educational Management Corp.   1,000                                31
  - Egain Communications Corp.   1,000                                   6
    Electronic Data Systems Corp.   14,000                             657
 -+ Embarcadero Technologies, Inc.   800                                48
 -+ eMerge Interactive, Inc., Class A   900                             10
  - Engage, Inc.  4,900                                                 21
  - Entrust Technologies, Inc.  1,800                                   55
 -+ ePresence, Inc.   900                                                6
    Equifax, Inc.   4,100                                              141
 -+ Evolve Software, Inc.   1,100                                       17
 -+ eXcelon Corp.   1,400                                               11
  + Exelon Corp.   10,937                                              658
 -+ Extensity, Inc.   700                                                9
  - Ezenia!, Inc.   1,000                                                3
  - F.Y.I., Inc.   600                                                  24
  - F5 Networks, Inc.   600                                             19
    FactSet Research Systems, Inc.   1,000                              38
    Falcon Products, Inc.   1,500                                       12
  - FileNet Corp.   1,300                                               34
 -+ Firepond, Inc.   1,000                                               8
    First Data Corp.   12,200                                          612
  - Fiserv, Inc.    7,200                                              378
 -+ Flextronics International Ltd.   2,898                             110
 -+ Forrester Research, Inc.   600                                      25
 -+ Freemarkets, Inc.   1,100                                           54
    G & K Services, Inc., Class A   700                                 19
  - Gartner Group, Inc., Class B    2,251                               20
 -+ Gemstar -- TV Guide International,
    Inc.  12,260                                                       841
 -+ Gentiva Health Services   450                                        5
 -+ Genzyme Transgenics Corp.   800                                     17
 -+ Geoworks Corp.  800                                                  4
  - Global Imaging Systems, Inc.  2,000                                 11
 -+ Global Sources Ltd.    66                                            2
  - GoTo.com, Inc.   1,300                                              18
  - GP Strategies Corp.   1,500                                          8
    Great American Financial Resources,
    Inc.   1,000                                                        18
  - Great Plains Software, Inc.   600                                   23
 -+ Gric Communications, Inc.   500                                      2
  - GTECH Holdings, Corp.   900                                         16
    H&R Block, Inc.   4,600                                            164
  - HA-LO Industries, Inc.   2,100                                       8
*-+ Havas Advertising   2,742                                           44
 -+ Heidrick & Struggles, Inc.   600                                    37
  - HNC Software, Inc.   1,000                                          20



82 See the Financial Notes, which
   are integral to this information.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARE                                    ($ x 1,000)
  - Homestore.com, Inc.  2,300                                          78
 -+ Hotel Reservations Network, Inc.,
    Class A   400                                                       14
  - HotJobs.com Ltd.  1,000                                             16
  - Hyperion Solutions Corp.   800                                      11
  - I2 Technologies, Inc.   5,800                                      986
 -+ Ibasis, Inc.   1,000                                                 8
  - Icos Corp.   1,300                                                  67
 -+ Identix Inc.   1,100                                                16
  - IDT Corp.   700                                                     25
  - IDX Systems Corp.  1,000                                            32
  - iGate Capital Corp.  1,300                                           7
 -+ Impath, Inc.  400                                                   30
    IMS Health, Inc.   8,900                                           210
 -+ Infocus Corp.   1,100                                               49
 -+ Infonet Services Corp., Class B   8,800                             57
  - Information Resource Engineering, Inc.  500                         21
 -+ infoUSA, Inc.  2,300                                                 7
  - Inktomi Corp.  3,400                                               216
 -+ Integrated Silicon Solutions, Inc.  600                              8
 -+ Interact Commerce Corp.  700                                         6
  - Interliant, Inc.  1,800                                             11
 -+ Intermune Pharmaceuticals, Inc.  600                                30
 -+ Internap Network Services Corp.  4,200                              67
  - internet.com Corp.  800                                             17
    Interpublic Group of Cos., Inc.  9,350                             401
 -+ Intertrust Technologies Corp.  2,200                                22
 -+ Interwoven, Inc.  1,500                                            151
  - Intuit, Inc.  6,115                                                376
  - Invitrogen Corp.   1,429                                           109
 -+ Iron Mountain, Inc.   1,650                                         56
  - IT Group, Inc.  1,900                                                8
  - J.D. Edwards & Co.  3,100                                           80
    Jack Henry & Associates, Inc.  1,200                                66
  - Jacobs Engineering Group, Inc.   800                                33
 -+ JDA Software Group, Inc.  1,000                                     15
    John H. Harland Co.  1,000                                          14
  - Jupiter Media Metrix, Inc.  1,073                                   15
  - Kana Communications, Inc.  2,764                                    65
  - Keane, Inc.  1,900                                                  25
    Kelly Services, Inc., Class A   900                                 20
 -+ Key3Media Group, Inc.   1,900                                       18
  - Korn/Ferry International   1,100                                    38
  - Kroll-O'Gara Co.    1,900                                           11
  - Kronos, Inc.   500                                                  18
  - Lamar Advertising Co.   2,200                                      106
    LandAmerica Financial Group, Inc.   800                             24
 -+ Learning Tree International, Inc.   700                             32
  - Legato Systems, Inc.   2,200                                        20
  - Liberate Technologies   2,600                                       50
 -+ Liberty Satellite & Technology, Inc.,
    Class A   1,900                                                      9
 -+ LifeMinders, Inc.   800                                              9
 -+ Lightpath Technologies, Inc., Class A   600                         16
  - Looksmart Ltd.   2,400                                              17
 -+ Loudeye Technologies, Inc.   1,300                                   5
 -+ Luminex Corp.   800                                                 22
  - Macrovision Corp.   1,200                                           87
 -+ Manhattan Associates, Inc.   800                                    51
    Manpower, Inc.   2,200                                              77
 -+ Manugistics Group, Inc.   900                                      103
  - Mapinfo Corp.   1,125                                               37
  - MarchFirst, Inc.   4,116                                            24
  - Marimba, Inc.   700                                                  4
  - Marketwatch.com, Inc.   400                                          2
  - MAXIMUS, Inc.   700                                                 17
 -+ Maxygen, Inc.   1,000                                               40
  - Mechanical Technology, Inc.   1,800                                 13
  - Media Arts Group, Inc.   2,000                                      10
 -+ MedicaLogic/Medscape, Inc.   1,846                                   7
  - MemberWorks, Inc.   500                                             17
    Mentor Corp.   1,000                                                18
  - Mentor Graphics Corp.   1,900                                       45
 -+ Mercury Computer Systems, Inc.   600                                19
  - Mercury Interactive Corp.   2,400                                  266
  - META Group, Inc.   1,100                                            11
 -+ Metacreations Corp.   1,300                                         13
 -+ Metasolv Software, Inc.   1,000                                     12
  - Metricom, Inc.  900                                                 16
    Metris Cos., Inc.  1,700                                            55
  - MicroStrategy, Inc.   700                                           17
 -+ Microvision, Inc.   400                                             14
 -+ MIPS Technologies, Inc., Class B   665                              23
  - Modis Professional Services, Inc.   2,400                           10
  - Mpower Communications Corp.  1,650                                  11
  - Multex.com, Inc.  700                                                9




                             See the Financial Notes, which   83
                           are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                   MKT. VALUE
    SECURITY AND NUMBER OF SHARE                                  ($ X 1,000)
    National Data Corp.   900                                           34
  - National Instruments Corp.  1,550                                   72
  - National Processing, Inc.   1,500                                   24
    National Service Industries, Inc.  1,800                            37
 -+ National Wireless Holdings, Inc.  600                               10
  - NationsRent, Inc.    2,000                                           4
 -+ Natural MicroSystems Corp.   1,000                                  45
  - NCO Group, Inc.    1,061                                            23
  - Neon Systems, Inc.    700                                            5
  - Net Perceptions, Inc.   900                                          3
 -+ Netcentives, Inc.    1,100                                           8
  - NETIQ Corp.    876                                                  75
 -+ Netratings, Inc.    900                                             16
  - Netscout Systems, Inc.  1,000                                       19
 -+ Netsolve, Inc.    600                                                4
  - Network Associates, Inc.    3,900                                   75
 -+ Network Engines, Inc.    600                                        19
  - Network Peripherals, Inc.    600                                     7
  - Neurocrine Biosciences, Inc.    1,400                               54
    New England Business Service, Inc.    800                           14
  - New Era of Networks, Inc.    1,000                                  16
  + Nortel Networks Corp.    6,885                                     313
  - NOVA Corp.  2,000                                                   31
 -+ NYFIX, Inc.    750                                                  30
 -+ Oak Technology, Inc.  1,500                                         42
  - Ogden Corp.    1,600                                                22
    Omnicom Group, Inc.   5,500                                        507
  - On Assignment, Inc.   1,000                                         25
 -+ Oni Systems Corp.   2,600                                          211
  - Onyx Software Corp.   1,400                                         22
  - Open Market, Inc.   1,000                                            3
 -+ Oratec Interventions, Inc.   600                                     6
  - Orbital Sciences Corp.   1,000                                       8
 -+ Organic, Inc.   2,400                                                8
  - Packeteer, Inc.   700                                               17
  - Parametric Technology Corp.  8,000                                  98
  - PAXAR Corp.   1,800                                                 15
    Paychex, Inc.   11,000                                             624
 -+ PC-Tel, Inc.   500                                                   9
    Pegasus Solutions, Inc.  900                                        15
  - PeopleSoft, Inc.  8,900                                            388
  - Peregrine Systems, Inc.   4,100                                     98
  - Performance Food Group Co.   700                                    28
  - Performance Technologies, Inc.   600                                10
  - Perot Systems Corp., Class A   2,400                                24
  - Persistence Software, Inc.   700                                     8
  - Phoenix Technologies Ltd.   800                                     13
 -+ Photon Dynamics, Inc.   400                                         14
    Pittston Brink's Group   1,200                                      19
 -+ Pivotal Corp.   600                                                 37
  - Pixar, Inc.  1,400                                                  46
  - Polycom, Inc.  3,100                                               201
  + PolyOne Corp.  1,700                                                13
  - Pomeroy Computer Resources, Inc.   1,100                            19
  - Portal Software, Inc.    4,900                                     172
 -+ Praecis Pharmaceuticals, Inc.   1,200                               30
  - Pre-Paid Legal Services, Inc.   500                                 22
 -+ Predictive Systems, Inc.   1,000                                    14
  - Priceline.com, Inc.   4,800                                         28
 -+ Primus Knowledge Solution, Inc.   700                                6
  - Priority Healthcare Corp., Class B   600                            32
  - ProBusiness Services, Inc.   700                                    23
  - Prodigy Communictions Corp.,
    Class A    1,500                                                     7
  - Profit Recovery Group International,
    Inc.  1,700                                                          9
  - Progress Software Corp.  1,000                                      16
  - Project Software & Development, Inc.  800                           10
  - Protein Design Labs, Inc.    1,600                                 216
  - Proxicom, Inc.   1,500                                              20
  - Proxim, Inc.  800                                                   48
  - PSINet, Inc.  5,382                                                 36
 -+ Puma Technology, Inc.   1,000                                       14
  - PurchasePro.com, Inc.   1,900                                       51
  - Qlogic Corp.   2,722                                               263
  - QRS Corp.   550                                                      5
  - Quest Software, Inc.   2,500                                       109
 -+ Quintus Corp.   1,500                                               11
    Quixote Corp.   800                                                 13
  - R.H. Donnelley Corp.  1,000                                         23
 -+ Radiant Systems, Inc.   800                                         15
 -+ Radio One, Inc., Class D   1,200                                    10
  - RadiSys Corp.   500                                                 13
  - Razorfish, Inc., Class A    2,524                                   11
  - RealNetworks, Inc.    4,500                                         93
  - Red Hat, Inc.    4,400                                              55



84      See the Financial Notes, which
        are integral to this information.

                                                                     MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
  - Redback Networks, Inc.  4,400                                      468
  - Remedy Corp.   900                                                  15
  - RemedyTemp, Inc., Class A   900                                      8
 -+ Resonate, Inc.   800                                                34
 -+ Retek, Inc.   2,643                                                104
    Reynolds & Reynolds Co., Class A   2,000                            36
  - Robert Half International, Inc.   5,400                            165
  - RSA Security, Inc.   1,100                                          64
 -+ Rural Cellular Corp., Class A   300                                 16
  - S3, Inc.  2,600                                                     23
  - SAGA Systems, Inc.  800                                              4
  - Sanchez Computer Associates, Inc.   800                             13
  - Sandisk Corp.   2,000                                              107
 -+ Sangamo Biosciences, Inc.  600                                      16
  - Sapient Corp.  3,400                                               121
 -+ Savvis Communications Corp.  2,500                                  10
  - Scient Corp.   2,000                                                36
  - SDL, Inc.   2,200                                                  570
 -+ Seachange International, Inc.  550                                  12
  - Seacor Smit, Inc.   750                                             31
 -+ Secure Computing Corp.  700                                         16
    SEI Investments Co.  2,200                                         200
 -+ Sequenom, Inc.   600                                                19
 -+ SeraNova, Inc.   700                                                 3
  - Serena Software, Inc.   1,100                                       56
    The ServiceMaster Co.   8,800                                       80
  - Siebel Systems, Inc.   12,400                                    1,301
 -+ SignalSoft Corp.   700                                              20
  - Silver Stream Software, Inc.   500                                  11
  - Sirius Satellite Radio, Inc.   1,200                                60
 -+ SITEL Corp.   2,800                                                  8
 -+ Six Flags, Inc.   2,100                                             33
  - Software.Com, Inc.   1,500                                         223
 -+ Sonic Foundry, Inc.   600                                            4
 -+ SonicWall, Inc.   1,600                                             24
 -+ Sonus Networks, Inc.   600                                          21
    Spartech Corp.   700                                                11
  - SportsLine.com, Inc.   800                                           7
    Standard Register Co.  1,100                                        13
  - StarMedia Network, Inc.   1,700                                     10
  - StarTek, Inc.   600                                                 15
  - Stericycle, Inc.   1,100                                            36
  + Stilwell Financial, Inc.  6,800                                    305
    Strayer Education, Inc.   700                                       17
  - Structural Dynamics Research Corp.   1,400                          14
  - Sungard Data Systems, Inc.   4,100                                 210
 -+ Sunrise Telecom, Inc.   1,400                                       35
 -+ Sycamore Networks, Inc.   7,300                                    462
  - Sylvan Learning Systems, Inc.   900                                 14
  - Symantec Corp.   1,700                                              66
 -+ Symyx Technologies, Inc.   800                                      38
  - Synopsys, Inc.  2,100                                               73
  - Syntel, Inc.   1,500                                                14
  - Tanning Technology Corp.   900                                       5
 -+ Teledyne Technologies, Inc.   1,857                                 47
  - Teletech Holdings, Inc.   1,800                                     50
  - Tetra Tech, Inc.   1,125                                            39
 -+ Thermo Cardiosystems, Inc.   1,600                                  13
  - TIBCO Software, Inc.   5,700                                       359
 -+ Ticketmaster Online--CitySearch, Inc.,
    Class B   900                                                       14
  - TMP Worldwide, Inc.  2,800                                         195
  - Transaction Systems Architects, Inc.,
    Class A   1,200                                                     16
    True North Communications, Inc.  1,400                              53
 -+ Tularik, Inc.  1,300                                                41
    Tyco International Ltd.   2,376                                    135
 -+ Unify Corp.  1,200                                                   1
  - Universal Electronics, Inc.  1,000                                  18
  - UNOVA, Inc.   1,300                                                  6
  - URS Corp.   1,200                                                   15
 -+ Va Linux Systems, Inc.  1,427                                       42
  - Ventiv Health, Inc.   1,633                                         18
  - Ventro Corp.   1,200                                                 6
  - VeriSign, Inc.   5,780                                             763
  - VERITAS Software Corp.  12,075                                   1,703
  - Verity, Inc.  1,100                                                 26
 -+ Vertel Corp.  900                                                    5
  - VerticalNet, Inc.   2,300                                           64
 -+ Via Net.Works, Inc.   2,700                                         20
    Viad Corp.   2,600                                                  56
 -+ The viaLink Co.   700                                                5
  - Viant Corp.   1,300                                                  8
  - Vignette Corp.   6,848                                             204
  - Vitesse Semiconductor Corp.  5,600                                 392
 -+ Vixel Corp.  600                                                     3

                                            See the Financial Notes, which    85
                                            are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 -+ Vyyo, Inc.  1,000                                                   22
    WABTEC  1,528                                                       15
    The Wackenhut Corp., Class A   1,000                                13
  - Wackenhut Corrections Corp.   1,500                                 11
    Wallace Computer Services, Inc.   1,500                             22
  - Washington Group International, Inc.   1,500                        16
    Waste Management, Inc.  19,100                                     382
 -+ WatchGuard Technologies, Inc.   600                                 30
  - Wave Systems Corp., Class A   1,200                                 14
 -+ Waypoint Financial Corp.   1,073                                    10
 -+ Webmethods, Inc.   1,421                                           126
 -+ Websense, Inc.   700                                                13
  - WebTrends Corp.   700                                               22
  - Westaff, Inc.   2,000                                                6
  - Wind River Systems, Inc.   2,160                                    89
 -+ Wireless Facilities, Inc.   1,200                                   60
  - Wit Soundview Group, Inc.   3,000                                   21
 -+ Witness Systems, Inc.   500                                          9
  - WorldGate Communications, Inc.  700                                 13
 -+ Xybernaut Corp.   1,400                                              7
  - Yahoo!, Inc.   16,432                                              963
 -+ Zamba Corp.   2,000                                                  7
  - Zixit Corp.   400                                                   10
                                                                    ------
                                                                    39,192
    CHEMICAL  0.9%
    ----------------------------------------------------------------------
    A. Schulman, Inc.    700                                             8
    Aceto Corp.    500                                                   5
  - Advanced Technical Products, Inc.   400                              2
    Air Products & Chemicals, Inc.    8,500                            317
  - Airgas, Inc.   1,900                                                13
    Albemarle Corp.   1,100                                             26
    Arch Chemicals, Inc.   700                                          14
    Cabot Corp.   2,000                                                 44
 -+ Cabot Microelectronics Corp.   1,160                                51
  + Calgon Carbon Corp.   500                                            3
    Cambrex Corp.   700                                                 28
    Chemfirst, Inc.   500                                               11
    Crompton Corp.   2,624                                              21
    Dow Chemical Co.   19,600                                          600
    E.I. du Pont de Nemours & Co.  30,595                            1,388
    Eastman Chemical Co.  2,600                                        111
    Ferro Corp.  700                                                    14
 -+ Foamex International, Inc.  400                                      2
    Georgia Gulf Corp.    800                                           11
    Great Lakes Chemical Corp.  2,100                                   70
    H.B. Fuller Co.    400                                              14
    Hawkins Chemical, Inc.   1,300                                      10
    Hercules, Inc.   3,200                                              59
  - International Specialty Products, Inc.   1,400                       9
    Lilly Industries, Inc., Class A   800                               24
    Lubrizol Corp.    1,400                                             30
    Lyondell Chemical Co.   4,100                                       59
    MacDermid, Inc.    800                                              17
    Millennium Chemicals, Inc.  1,500                                   24
    NCH Corp.   300                                                     12
    Oil-Dri Corp. of America   400                                       3
    Olin Corp.    900                                                   16
    OM Group, Inc.   700                                                32
    Omnova Solutions, Inc.  1,000                                        6
    Penford Corp.    1,200                                              15
    PPG Industries, Inc.   6,100                                       272
    Praxair, Inc.    5,800                                             216
    Quaker Chemical Corp.    400                                         7
    Rohm & Haas Co.   7,253                                            218
    Rollins, Inc.   800                                                 14
    RPM, Inc.    2,400                                                  21
    Sigma-Aldrich Corp.    2,900                                       104
    Solutia, Inc.    2,800                                              36
  + Stepan Co.    200                                                    4
  - SurModics, Inc.    400                                              21
    Tredegar Corp.    800                                               15
  - Twinlab Corp.    900                                                 5
    Union Carbide Corp.    4,200                                       181
    Valspar Corp.    1,100                                              30
  - W.R. Grace & Co.    1,800                                            7
    WD-40 Co.    400                                                     9
    Wellman, Inc.    900                                                13
  - Zoltek Cos., Inc.    600                                             4
                                                                    ------
                                                                     4,246
    CONSTRUCTION  0.4%
    ----------------------------------------------------------------------
    Armstrong Holdings, Inc.   1,600                                     5
    Carbo Ceramics, Inc.    500                                         15
    Centex Construction Products, Inc.  700                             18
    Centex Corp.   1,700                                                63
    Clayton Homes, Inc.   4,100                                         38
 -+ CoorsTek, Inc.   450                                                13
    Craftmade International, Inc.   1,200                                8



86 See the Financial Notes, which
   are integral to this information.

                                                                     MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  - Crossmann Communities, Inc.  700                                    13
    D.R. Horton, Inc.   1,744                                           32
  - DAL-Tile International, Inc.   1,300                                16
  - Del E. Webb Corp.    600                                            16
  - Dycom Industries, Inc.   1,300                                      49
    Elcor Corp.    450                                                   7
    Florida Rock Industries, Inc.   500                                 19
    Fluor Corp.   2,200                                                 77
    Granite Construction, Inc.    700                                   16
 -+ Huttig Building Products, Inc.    311                                1
  - Insituform Technologies, Inc., Class A   800                        29
  - Integrated Electrical Services, Inc.   1,100                         8
    Interface, Inc.    1,200                                            11
    Johns Manville Corp.    4,200                                       39
    Kaufman & Broad Home Corp.    1,400                                 42
    Lafarge Corp.    1,900                                              36
    Lennar Corp.    2,745                                               88
    Martin Marietta Materials, Inc.    1,300                            50
    Masco Corp.    13,500                                              252
 -+ NCI Building Systems, Inc.    400                                    6
  - NVR, Inc.    500                                                    52
  - Palm Harbor Homes, Inc.    700                                      10
    Puerto Rican Cement Co., Inc.    400                                12
     Pulte Corp.    1,200                                               40
  - Quanta Services, Inc.    1,900                                      59
  + The Ryland Group, Inc.    200                                        6
  - Sawtek, Inc.    1,200                                               61
 -+ SBA Communications Corp.   1,100                                    55
    Sherwin-Williams Co.   4,700                                       102
  - Simpson Manufacturing, Inc.   300                                   13
    Southdown, Inc.  1,200                                              85
  - Specialty Equipment Cos., Inc.  700                                 21
    The Stanley Works   2,500                                           67
  - Stone & Webster, Inc.   700                                          1
    Texas Industries, Inc.  500                                         12
  - Toll Brothers, Inc.  1,800                                          58
  - Trex Co., Inc.    500                                               19
    United Dominion Industries Ltd.  1,000                              22
    USG Corp.    1,400                                                  24
    Vulcan Materials Co.    3,000                                      126
    Walter Industries, Inc.    1,300                                    10
  - Wesco International, Inc.    1,700                                  14
                                                                     -----
                                                                     1,836
    CONSUMER: DURABLE  0.2%
  - Applica, Inc.    1,100                                               6
    Black & Decker Corp.    2,400                                       90
  - Champion Enterprises, Inc.  2,200                                    9
  - Chromcraft Revington, Inc.  800                                      7
    Coachmen Industries, Inc.   700                                      6
    Compx International, Inc.   800                                     10
 -+ Energizer Holdings, Inc.   3,033                                    60
    Ethan Allen Interiors, Inc.   1,000                                 29
    Flexsteel Industries, Inc.    600                                    7
 -+ FuelCell Energy, Inc.    400                                        31
  - Furniture Brands International, Inc.  1,400                         24
  - Genlyte Group, Inc.    600                                          16
    Haverty Furniture Cos., Inc.   800                                   9
  - Helen of Troy Ltd.    1,100                                          6
    Hillenbrand Industries, Inc.   2,300                               106
    Kimball International, Inc., Class B   2,100                        33
    La-Z-Boy, Inc.   1,600                                              25
    Leggett & Platt, Inc.   5,600                                       92
  - Linens 'N Things, Inc.  1,100                                       34
    Maytag Corp.   2,200                                                63
    Mikasa, Inc.   700                                                  11
  - Mohawk Industries, Inc.   1,500                                     33
    National Presto Industries, Inc.   400                              12
  - Rent-A-Center, Inc.    1,000                                        29
  - Restoration Hardware, Inc.   1,700                                   5
  - Salton, Inc.   400                                                   9
    Shaw Industries, Inc.   3,625                                       67
    SLI, Inc.   1,100                                                    9
    Sturm, Ruger & Co., Inc.   1,100                                     9
    Thomas Industries, Inc.    700                                      15
    Toro Co.    400                                                     14
    Virco Manufacturing Corp.   968                                     10
 -+ Water Pik Technologies, Inc.   195                                   2
    Whirlpool Corp.    2,100                                            91
                                                                     -----
                                                                       979
    CONSUMER: NONDURABLE  1.0%
  - The 3DO Co.    2,100                                                 6
  - A.T. Cross Co., Class A    2,400                                    12
    American Greetings Corp., Class A    3,000                          55
    Applebee's International, Inc.   700                                21
  - Boyd Gaming Corp.    2,800                                          11
  - Boyds Collection Ltd.    2,200                                      17


                                            See the Financial Notes, which    87
                                            are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
AS OF OCTOBER 31, 2000


                                                                   MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
  - BRINKER INTERNATIONAL, INC.    2,200                               86
  - Buca, Inc.    1,100                                                17
  - Catalina Marketing Corp.    1,500                                  59
    CBRL Group, Inc.    1,600                                          29
  - CEC Entertainment, Inc.    650                                     21
    Cedar Fair L.P.    1,400                                           25
  - Championship Auto Racing Teams, Inc.    700                        17
  - The Cheesecake Factory    950                                      42
  - Consolidated Products, Inc.    1,580                               12
 -+ Corvis Corp.    10,000                                            656
  - Cytyc Corp.    1,600                                               95
    Darden Restaurants, Inc.    3,600                                  81
  - Dave and Buster's, Inc.    1,700                                   14
  - Department 56, Inc.    1,600                                       23
    Dover Downs Entertainment, Inc.    1,400                           16
  - Electronic Arts, Inc.    3,800                                    190
  - Factory 2-U Stores, Inc.    600                                    19
    Fastenal Co.    1,100                                              63
    The First Years, Inc.    1,500                                     15
    Fortune Brands, Inc.    5,100                                     150
  - Fossil, Inc.    1,650                                              22
  - Garden Fresh Restaurant Corp.    1,300                             11
  - Handleman Co.    1,400                                             14
    Harcourt General, Inc.    2,100                                   118
    Hasbro, Inc.    5,400                                              58
  - Hollywood.com, Inc.    1,100                                        8
  - IHOP Corp.    1,000                                                21
  - International Game Technology    2,800                            103
    International Speedway Corp., Class A    1,545                     50
  - Isle of Capri Casinos, Inc.    1,100                               12
  - Jack in the Box, Inc.    900                                       22
  - JAKKS Pacific, Inc.    800                                          7
    Lancaster Colony Corp.    1,000                                    24
  - Landry's Seafood Restaurants, Inc.    1,800                        15
    Lone Star Steakhouse & Saloon, Inc.    1,400                       12
    Luby's, Inc.    1,400                                               8
    The Marcus Corp.    1,500                                          21
  - Marvel Enterprises, Inc.    2,300                                   6
    Mattel, Inc.    12,800                                            166
    McDonald's Corp.    40,000                                      1,240
 -+ MCK Communications, Inc.    600                                     9
  - Midway Games, Inc.    2,100                                        16
    Movado Group, Inc.    1,700                                        24
  - Musicland Stores Corp.    1,600                                    13
    Newell Rubbermaid, Inc.    9,000                                  173
  - NPC International, Inc.    1,500                                   17
 -+ Omnivision Technologies, Inc.    600                               20
  - On Command Corp.    900                                             9
    Oneida Ltd.    700                                                  7
  - Outback Steakhouse, Inc.   2,300                                   66
 -+ Packard Bioscience Co.    300                                       5
  - Papa John's International, Inc.    700                             18
  - Rare Hospitality International Inc.   1,050                        24
    Regis Corp.    1,000                                               15
    Riviana Foods, Inc.    900                                         15
    Ruby Tuesday, Inc.    3,600                                        49
    Russ Berrie & Co., Inc.    1,000                                   23
  - Ryan's Family Steak Houses, Inc.    1,500                          13
  - SCP Pool Corp.    900                                              23
  - Sonic Corp.    500                                                 18
  - Sotheby's Holdings, Inc., Class A    1,600                         43
  - Starbucks Corp.    5,900                                          264
  - Student Advantage, Inc.    1,900                                    7
  - The Topps Co., Inc.    1,700                                       15
  - Trans World Entertainment Corp.    1,500                           13
  - Triarc Cos., Inc.    700                                           17
  - Tricon Global Restaurants, Inc.    4,200                          126
    Tupperware Corp.    1,400                                          24
    Wendy's International, Inc.    3,200                               70
  - Yankee Candle Co., Inc.    1,500                                   22
                                                                    -----
                                                                    4,848
    CONTAINERS  0.1%
-------------------------------------------------------------------------
  - AEP Industries, Inc.    400                                        14
    Ball Corp.    700                                                  25
    Bemis Co., Inc.    1,500                                           39
    Crown Cork & Seal Co., Inc.    3,600                               33
    Greif Brothers Corp., Class A    500                               16
    Liqui-Box Corp.    200                                              7
  - Mobile Mini, Inc.    600                                           12
  - Owens-Illinois, Inc.    4,000                                      24
 -+ Packaging Corp. of America    2,700                                40
 -+ Pactiv Corp.    5,100                                              54
  - Sealed Air Corp.    2,500                                         120




88 See the Financial Notes, which
   are integral to this information.

                                                                    MKT. VALUE
SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
  - Silgan Holdings, Inc.    900                                         8
    Sonoco Products Co.    2,900                                        56
    Tuscarora, Inc.    400                                               5
                                                                     -----
                                                                       453
    ELECTRONICS  9.1%
 -----------------------------------
  - 3Dfx Interactive, Inc.    1,300                                      6
 -+ ACT Manufacturing, Inc.    500                                      16
  - Acxiom Corp.    2,600                                              105
 -+ ADAC Laboratories    1,000                                          13
  - Adaptive Broadband Corp.    1,000                                   16
  - ADC Telecommunications, Inc.    21,720                             464
  - Adelphia Business Solutions, Inc.   900                              6
  - Adelphia Communications Corp., Class A    3,201                    106
  - Advanced Fibre Communications, Inc.    2,400                        78
  - Advanced Micro Devices, Inc.   10,300                              233
  - Advanced Radio Telecom Corp.   1,000                                 4
 -+ Airnet Communications Corp.    700                                  11
  - Alpha Industries, Inc.    1,200                                     48
 -+ Alamosa PCS Holdings, Inc.    1,700                                 26
  - Allen Telecom, Inc.    1,500                                        28
  - Alliant Techsystems, Inc.   500                                     45
  - Altera Corp.    12,100                                             495
  - American Power Conversion Corp.   5,600                             72
  - Amkor Technology, Inc.    4,300                                     97
  - Amphenol Corp., Class A    1,200                                    77
  - Anadigics, Inc.    750                                              17
  - Analog Devices, Inc.    10,400                                     676
 -+ Anaren Microwave, Inc.    400                                       42
  - Andrew Corp.    2,600                                               68
  - Anixter International, Inc.    1,100                                27
  - Antec Corp.    1,100                                                13
  - Applied Materials, Inc.    24,249                                1,288
 -+ APW Ltd.    1,100                                                   51
  - Arguss Communications, Inc.    1,100                                14
  - Arrow Electronics, Inc.    2,800                                    90
  - Artisan Components, Inc.    1,100                                   10
  - Aspect Communications Corp.   1,700                                 28
 -+ AstroPower, Inc.    300                                             17
  - Asyst Technologies, Inc.   1,200                                    18
  - Atmel Corp.   14,700                                               220
  - ATMI, Inc.   900                                                    17
  - Audiovox Corp., Class A    600                                       8
 -+ Avanex Corp.   200                                                  20
  - Avid Technology, Inc.   800                                         11
    Avnet, Inc.    3,092                                                83
  - AVT Corp.    1,400                                                   9
    AVX Corp.    5,000                                                 143
  - Aware, Inc.    700                                                  22
 -+ AXT, Inc.    600                                                    23
  - Bel Fuse, Inc., Class A    700                                      30
  + Bel Fuse, Inc., Class B    500                                      20
    Belden, Inc.    800                                                 21
  - Benchmark Electronics, Inc.   700                                   28
    BMC Industries, Inc.    1,300                                        8
    Boston Acoustics, Inc.    800                                       12
  - Broadcom Corp., Class A    6,700                                 1,490
 -+ Brooks Automation, Inc.    500                                      13
 -+ Bruker Daltonics, Inc.    1,600                                     55
    C&D Technologies, Inc.    1,000                                     59
  - C-COR.net Corp.    800                                              13
  - Cable Design Technologies Corp.    1,200                            28
  - Cadence Design Systems, Inc.    7,300                              188
 -+ Caliper Technologies Corp.    700                                   39
  - Caprock Communications Corp.    900                                  6
  - CCC Information Services Group, Inc.    1,100                        8
  - CIENA Corp.    8,400                                               883
  - Cirrus Logic, Inc.    2,100                                         91
  - CMGI, Inc.    8,686                                                147
 -+ Cobalt Networks, Inc.    800                                        44
  - Coherent, Inc.    1,800                                             63
    Cohu, Inc.    600                                                    9
  - CommScope, Inc.    1,400                                            35
  - Computer Network Technology Corp.   700                             21
  - Concord Communications, Inc.    500                                  4
  - Conexant Systems, Inc.    6,696                                    176
  - Cox Radio, Inc., Class A    1,100                                   25
  - Cree, Inc.    1,000                                                 99
    CTS Corp.    800                                                    34
  - Cyberonics, Inc.    1,200                                           28
  - Cypress Semiconductor Corp.    4,200                               157
  - Dallas Semiconductor Corp.    1,800                                 71
 -+ DDI Corp.   1,100                                                   44



                         See the Financial Notes, which       89
                      are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  - Dionex Corp.    500                                               16
  - DMC Stratex Networks, Inc.   2,200                                51
  - DSP Group, Inc.    800                                            23
  - Dupont Photomasks, Inc.    500                                    28
  - Electro Rent Corp.    1,100                                       15
  - Electro Scientific Industries, Inc.  800                          28
  - Electroglas, Inc.    900                                          13
  - Electronics Boutique Holdings Corp.    800                        13
  - Electronics for Imaging, Inc.   1,500                             23
 -+ Emcore Corp.    1,000                                             41
  - Emulex Corp.    1,000                                            147
  - ESS Technology, Inc.   1,000                                      16
 -+ Exar Corp.    1,300                                               58
 -+ FEI Co.    700                                                    17
  - FSI International, Inc.    1,300                                  12
  - FVC.com, Inc.    1,200                                             3
  - Gadzoox Networks, Inc.    600                                      2
  - Gasonics International Corp.    1,100                             22
 -+ Genencor International, Inc.    1,700                             47
    General Cable Corp.    1,700                                      10
  - General Semiconductor, Inc.    800                                 9
  - Genrad, Inc.    1,000                                              9
  - Gentex Corp.    2,100                                             52
    Gerber Scientific, Inc.    800                                     6
  - Getty Images, Inc.    1,400                                       44
 -+ Glenayre Technologies, Inc.   1,500                               12
  - Globespan, Inc.    2,000                                         154
    Harman International Industries, Inc.    1,000                    48
  - Harmonic, Inc.   1,542                                            22
    Harris Corp.    2,000                                             63
  - Hearst-Argyle Television, Inc.  1,300                             23
  - HI/FN, Inc.    300                                                19
  - Hollywood Entertainment Corp.    2,000                             6
  - Hutchinson Technology, Inc.    800                                18
 -+ iBeam Broadcasting Corp.    2,900                                 16
  - Imation Corp.    800                                              16
  - IMRglobal Corp.    1,100                                           9
 -+ Integrated Circuit Systems, Inc.    1,900                         26
(5) Intel Corp.    201,132                                         9,051
  - Intermagnetics General Corp.    1,854                             48
  - International Rectifier Corp.    1,900                            85
  - Internet Security Systems    1,200                               106
    ITT Industries, Inc.    3,800                                    124
  - JDS Uniphase Corp.    27,984                                   2,279
 -+ JNI Corp.    800                                                  71
  - Kemet Corp.    2,700                                              75
  - Kent Electronics Corp.    800                                     15
  - KLA-Tencor Corp.    5,800                                        196
  - Kopin Corp.    1,800                                              25
  - Kulicke & Soffa Industries, Inc.   1,400                          21
  - L-3 Communications Holdings, Inc.    900                          59
  - Lam Research Corp.    3,600                                       70
    Linear Technology Corp.    9,300                                 600
  - Littelfuse, Inc.    500                                           15
  - Loral Space & Communications Corp.    8,500                       48
  - LSI Logic Corp.    9,100                                         299
    Lucent Technologies, Inc.    100,023                           2,332
  - Macromedia, Inc.    1,500                                        116
  - Mattson Technology, Inc.    1,100                                 13
  - Maxim Integrated Products, Inc.    8,400                         557
  - MEMC Electronic Materials, Inc.    2,700                          27
 -+ Merix Corp.    400                                                19
  - Mestek, Inc.    700                                               12
    Methode Electronics, Inc., Class A   1,100                        41
  - Metro Information Services, Inc.    700                            4
  - Metromedia Fiber Network, Inc., Class A    14,310                272
  - Micron Technology, Inc.    17,000                                591
  - Microsemi Corp.    1,500                                          60
  - MKS Instruments, Inc.    600                                      11
    Molex, Inc.    6,425                                             347
    Moody's Corp.    4,800                                           126
    Motorola, Inc.    66,155                                       1,650
  - MRV Communications, Inc.   2,200                                  87
  - Mynd Corp.    1,600                                               20
 -+ Nanogen, Inc.    500                                               8
  - National Semiconductor Corp.   6,000                             156
  - Netopia, Inc.    600                                               7
  - Netro Corp.    1,400                                              31
 -+ New Focus, Inc.    200                                            13
  + Newport Corp.    1,000                                           114
  - Nextel Communications, Inc., Class A    22,700                   873



90      See the Financial Notes, which
        are integral to this information.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 -+ Nextel Partners, Inc., Class A   4,800                             118
  - Novoste Corp.    900                                                23
  - Nvidia Corp.    2,700                                              168
 -+ Objective Systems Integrators, Inc.   900                            8
 -+ OYO Geospace Corp.    300                                            5
  - P-Com, Inc.    1,700                                                10
  - Parkervision, Inc.    400                                           22
  - Paxson Communications Corp.    1,900                                22
  - PE Corp.-Celera Genomics Group    1,700                            115
    PE Corp.-PE Biosystems Group    6,300                              737
 -+ PeoplePC, Inc.    3,000                                             10
 -+ Pericom Semiconductor Corp.    600                                  16
    PerkinElmer, Inc.    3,500                                         418
  - Photronics, Inc.    900                                             20
  - Pinnacle Systems, Inc.    1,200                                     15
    Pioneer Standard Electronics, Inc.  1,100                           15
 -+ Pixelworks, Inc.    1,100                                           37
  - Plantronics, Inc.    1,500                                          68
  - Plexus Corp.    1,000                                               63
  - PLX Technology, Inc.    800                                         19
  - Powell Industries, Inc.    2,000                                    22
  - Power Intergrations, Inc.    600                                     8
  - Power-One, Inc.    2,200                                           156
  - Powerwave Technologies, Inc.  1,700                                 82
  - PRI Automation, Inc.    700                                         16
  - QUALCOMM, Inc.    22,200                                         1,445
 -+ Quicklogic Corp.    400                                              4
  - Rambus, Inc.    2,900                                              130
  - Rational Software Corp.   5,700                                    340
  - Rayovac Corp.    800                                                12
  - Remec, Inc.    1,500                                                45
  - RF Micro Devices, Inc.    4,600                                     92
  - Rofin-Sinar Technologies, Inc.  1,400                               14
  - Rogers Corp.    800                                                 29
  - Sanmina Corp.    4,660                                             533
  - SCI Systems, Inc.    4,400                                         189
    Scientific-Atlanta, Inc.    5,000                                  342
 -+ Semitool, Inc.    600                                                8
  - Semtech Corp.    2,000                                              65
  - Sensormatic Electronics Corp.    2,000                              36
  - Silicon Storage Technology, Inc.    2,600                           59
  - Silicon Valley Group, Inc.    1,000                                 33
  - Siliconix, Inc.    800                                              35
 -+ Sipex Corp.    600                                                  24
  - Solectron Corp.    18,020                                          793
  - Spectra-Physics Lasers, Inc.    400                                 14
 -+ SpeechWorks International, Inc.   1,000                             83
  - SpeedFam-IPEC, Inc.    900                                           9
*-+ Stora Enso Oyj    4,199                                             43
 -+ Superconductor Technologies    300                                   3
    Superior TeleCom, Inc.    1,124                                      6
    Symbol Technologies, Inc.    4,675                                 212
  - Symmetricom, Inc.    2,100                                          27
 -+ Synavant, Inc.    425                                                2
    Technitrol, Inc.    500                                             55
  - Tekelec, Inc.    1,600                                              59
    Tektronix, Inc.    1,400                                           100
 -+ Telaxis Communications Corp.   400                                   2
 -+ TeleCorp PCS, Inc.    2,600                                         49
  - Tellabs, Inc.    12,300                                            614
  - Teradyne, Inc.    5,000                                            156
  - Terayon Communication Systems, Inc.    1,800                        40
  - Tessco Technologies, Inc.    700                                    17
    Texas Instruments, Inc.    51,847                                2,544
 -+ Therma-Wave, Inc.    700                                            14
  - Thermo Electron Corp.    10,150                                    294
    Thomas & Betts Corp.    2,400                                       36
  - THQ, Inc.    800                                                    16
  - Three-Five Systems, Inc.    2,199                                   76
 -+ Tollgrade Communications, Inc.    400                               38
  - TranSwitch Corp.    2,600                                          150
  - Triquint Semiconductor, Inc.    2,200                               84
 -+ Tweeter Home Entertainment Group, Inc.    600                       14
 -+ Ulticom, Inc.   1,100                                               53
    Unitil Corp.    600                                                 16
  - Univision Communications, Inc., Class A    6,200                   237
 -+ Valence Technology, Inc.    900                                     13
  - Varian Medical Systems, Inc.    900                                 44
  - Varian Semiconductor Equipment   1,000                              23
  - Varian, Inc.    1,300                                               40
    Vector Group Ltd.    761                                            11
 -+ Viasat, Inc.    400                                                  9
  - Vicor Corp.    1,200                                                65




                                          See the Financial Notes, which     91
                                       are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                  MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
 -+ Virata Corp.    1,700                                               33
  - Vishay Intertechnology, Inc.    3,950                              119
  - VISX, Inc.    1,800                                                 39
  - Waters Corp.    3,800                                              276
  - WebMD Corp.    11,326                                              129
 -+ Western Digital Corp.    4,200                                      25
  - Western Wireless Corp., Class A   2,000                             95
  - Wink Communications, Inc.    800                                     8
  - Xilinx, Inc.    9,700                                              703
 -+ Zoran Corp.    500                                                  25
                                                                    ------
                                                                    43,762
    ENERGY: RAW MATERIALS  1.3%
 ------------------------------------
    Anadarko Petroleum Corp.    7,630                                  489
    Apache Corp.    4,200                                              232
    Arch Coal, Inc.    900                                              10
  - Atwood Oceanics, Inc.    500                                        17
    Baker Hughes, Inc.    10,800                                       371
  - Barrett Resources Corp.    900                                      33
  - Basin Exploration, Inc.    1,200                                    24
    Berry Petroleum, Class A    1,000                                   17
  - BJ Services Co.    2,500                                           131
    Buckeye Partners L.P.    700                                        21
    Burlington Resources, Inc.    6,700                                241
    Cabot Oil & Gas Corp., Class A   900                                18
 -+ Chesapeake Energy Corp.    2,300                                    13
    Cooper Cameron Corp.    1,600                                       87
    Devon Energy Corp.    4,636                                        234
  - Dril-Quip, Inc.    500                                              17
    Eastern Enterprises    500                                          32
    ENSCO International, Inc.    4,300                                 143
    Enterprise Products Partners L.P.  1,100                            28
    EOG Resources, Inc.    3,400                                       134
  - Evergreen Resources, Inc.    800                                    22
  - Forest Oil Corp.    1,500                                           21
  - Friede Goldman Halter, Inc.    1,855                                11
  - Global Marine, Inc.    5,300                                       140
 -+ Grey Wolf, Inc.    1,800                                             8
    Halliburton Co.    13,200                                          489
    Helmerich & Payne, Inc.    1,300                                    41
  - Key Energy Services, Inc.    2,800                                  25
  - KEY Production Co., Inc.    1,200                                   26
  - Kirby Corp.    800                                                  15
  - Louis Dreyfus Natural Gas Corp.   1,200                             38
    McDermott International, Inc.    1,700                              16
    Mitchell Energy & Development Corp., Class A    1,300               60
  - Nabors Industries, Inc.    4,517                                   230
  - Newpark Resources, Inc.    2,200                                    20
    NL Industries, Inc.    1,500                                        35
    Noble Affiliates, Inc.    1,600                                     59
  - Noble Drilling Corp.    4,200                                      175
    Occidental Petroleum Corp.    12,200                               242
  - Offshore Logistics, Inc.    600                                     10
  - Parker Drilling Co.    500                                           3
    Penn Virginia Corp.    400                                          11
    Plains All American Pipeline L.P.  1,000                            19
  - Plains Resources, Inc.    1,000                                     19
  - Prima Energy Corp.    1,050                                         47
  - R&B Falcon Corp.    5,500                                          138
  - Rowan Cos., Inc.    3,400                                           86
    Schlumberger Ltd.    16,900                                      1,287
  - Sitel Corp.    800                                                  12
  - Smith International, Inc.   1,500                                  106
  - Southwestern Energy Co.    300                                       2
  - Swift Energy Co.   1,100                                            36
    Tidewater, Inc.   1,700                                             79
  - Tom Brown, Inc.   900                                               21
  - Trico Marine Services, Inc.   1,300                                 22
  - Unit Corp.    1,600                                                 21
  - UTI Energy Corp.    1,200                                           24
    Valero Energy Corp.    1,600                                        53
  - Weatherford International, Inc.   3,600                            131
    Western Gas Resources, Inc.    2,000                                44
                                                                    ------
                                                                     6,136
    FOOD & AGRICULTURE  2.7%
 -----------------------------------
  - Ag-Chem Equipment, Inc.    1,400                                    16
  - Agribrands International, Inc.   400                                17
  - American Italian Pasta Co., Class A   500                           10
    Andersons, Inc.    1,500                                            13
    Archer-Daniels-Midland Co.    21,575                               237
  - Bob Evans Farms, Inc.    2,200                                      41
  - Cadiz, Inc.    1,600                                                17
    Campbell Soup Co.    12,400                                        363
    Coca-Cola Bottling Co.
    Consolidated    400                                                 14
    Coca-Cola Co.   74,200                                           4,480


92      See the Financial Notes, which
        are integral to this information.

                                                                  MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
    Coca-Cola Enterprises, Inc.   12,600                               232
    ConAgra, Inc.    15,893                                            340
    Consolidated-Tomoka Land Co.   1,100                                13
    Corn Products International, Inc.   900                             23
  - CTB International Corp.    1,600                                    12
    Dean Foods Co.    900                                               29
  - Del Monte Foods Co.    1,500                                         9
    Delta & Pine Land Co.    900                                        22
    Dole Food Co., Inc.    1,600                                        19
    Dreyer's Grand Ice Cream, Inc.   800                                20
    Earthgrains Co.    2,100                                            43
 -+ Embrex, Inc.    300                                                  4
    Fleming Cos., Inc.    1,300                                         18
    Flowers Industries, Inc.    2,800                                   43
  - Fresh Del Monte Produce, Inc.   1,700                                7
    General Mills, Inc.    8,700                                       363
  - Gumtech International, Inc.    400                                   5
 -+ H Power Corp.    1,500                                              32
    H.J. Heinz Co.    10,200                                           428
    Hershey Foods Corp.    4,500                                       244
    Hormel Foods Corp.    5,000                                         84
    IBP, Inc.    3,200                                                  66
    IMC Global, Inc.    3,100                                           40
    International Multifoods Corp.   600                                10
    Interstate Bakeries Corp.   1,700                                   24
  - J & J Snack Foods Corp.    700                                       9
    Keebler Foods Co.    2,400                                          97
    Kellogg Co.    11,800                                              299
 -+ Krispy Kreme Doughnuts, Inc.   400                                  39
    Lance, Inc.    1,200                                                12
    Lindsay Manufacturing Co.    800                                    17
    Marsh Supermarkets, Inc., Class B   1,000                           13
    Maui Land & Pineapple Co.    800                                    19
    McCormick & Co., Inc.    1,900                                      60
    Michael Foods, Inc.    500                                          13
    Midwest Grain Products, Inc.    1,500                               13
    Nabisco Group Holdings Corp.    10,200                             295
    Nabisco Holdings Corp., Class A    1,600                            87
    Nash Finch Co.    1,800                                             22
    The Pepsi Bottling Group, Inc.   4,200                             145
    PepsiCo, Inc.    43,100                                          2,088
    Pilgrim's Pride Corp., Class B   1,400                               9
    Quaker Oats Co.    3,900                                           318
  - Ralcorp Holdings, Inc.    700                                       10
  - Ralston Purina Group    9,100                                      221
    Sanderson Farms, Inc.    1,400                                      10
    Sara Lee Corp.    25,600                                           552
    Schultz SAV O Stores, Inc.    1,100                                 12
  - The Scotts Co., Class A    700                                      25
  - Smithfield Foods, Inc.    1,600                                     46
  - Suiza Foods Corp.    900                                            42
    Supervalu, Inc.    5,187                                            80
    Sysco Corp.    9,900                                               517
    Tasty Baking Co.    1,300                                           15
  - Tejon Ranch Co.    600                                              14
    Tootsie Roll Industries, Inc.    921                                35
    Tyson Foods, Inc., Class A    7,300                                 82
  - Ultrak, Inc.    1,500                                                7
  - United Natural Foods, Inc.   1,300                                  16
  - Universal Foods Corp.    1,200                                      24
    Whitman Corp.    3,700                                              48
  - Whole Foods Market, Inc.   800                                      37
  - Wild Oats Markets, Inc.   650                                        4
    Wm. Wrigley Jr. Co.   3,800                                        301
                                                                    ------
                                                                    12,991
    GOLD  0.0%
    ----------------------------------------------------------------------
  - Battle Mountain Gold Co.   4,300                                     6
  - Golden Cycle Gold Corp.    600                                       3
    Homestake Mining Co.    7,000                                       29
  - Meridian Gold, Inc.    2,100                                        11
    Newmont Mining Corp.    6,300                                       85
                                                                    ------
                                                                       134
    HEALTHCARE / DRUGS & MEDICINE  11.7%
    ----------------------------------------------------------------------
 -+ 3-Dimensional Pharmaceuticals, Inc.    600                          14
    Abbott Laboratories    46,405                                    2,451
  - Abgenix, Inc.    2,400                                             189
 -+ Abiomed, Inc.    800                                                23
 -+ Acacia Research Corp.   300                                         10
 -+ Accredo Health, Inc.   500                                          22
  - Acuson Corp.    1,100                                               25
  - Advance Paradigm, Inc.   1,100                                      54
    Aetna, Inc.   5,200                                                301
 -+ Albany Molecular Research, Inc.   800                               47



                                   See the Financial Notes, which
                                 are integral to this information.      93

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                 MKT. VALUE
    SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
 -+ Alexion Pharmaceuticals, Inc.   400                               41
  - Alkermes, Inc.    1,600                                           59
    Allergan, Inc.    4,400                                          370
 -+ Alliance Pharmaceutical Corp.   1,100                             16
 -+ Allscripts, Inc.    800                                           10
    Alpharma, Inc., Class A   1,200                                   47
  - ALZA Corp.    3,500                                              283
    American Home Products Corp.   39,100                          2,483
  - Ameripath, Inc.    1,900                                          34
  - Amerisource Health Corp., Class A    1,400                        61
  - Amgen, Inc.    30,600                                          1,773
 -+ Amylin Pharmaceuticals, Inc.   1,700                              17
  - Andrx Group    2,000                                             144
 -+ Antigenics, Inc.    600                                            9
  - Apria Healthcare Group, Inc.   1,200                              24
    Arrow International, Inc.   500                                   20
  - Arthrocare Corp.    600                                           14
 -+ Aspect Medical Systems, Inc.   400                                 4
  - Atrix Labs, Inc.    1,400                                         25
  - Aurora Biosciences Corp.    1,200                                 73
 -+ Avant Immunotherapeutics, Inc.    2,100                           18
 -+ Avigen, Inc.    500                                               19
  - Aviron    800                                                     52
  - Bacou USA, Inc.    1,000                                          25
  - Barr Laboratories, Inc.   1,050                                   66
    Bausch & Lomb, Inc.    1,900                                      73
    Baxter International, Inc.    8,565                              704
    Beckman Coulter, Inc.    800                                      56
    Becton, Dickinson & Co.    8,100                                 271
    Bergen Brunswig Corp., Class A    3,800                           34
    Bindley Western Industries, Inc.   1,033                          37
  - Bio-Rad Laboratories, Inc., Class A    500                        15
  - Bio-Technology General Corp.    1,200                             13
  - Biocryst Pharmaceuticals, Inc.    700                              6
  - Biogen, Inc.    4,600                                            277
  - Biomatrix, Inc.    800                                            15
    Biomet, Inc.    5,150                                            186
 -+ Biopure Corp.    700                                              14
 -+ Biosite Diagnostics, Inc.    400                                   9
    Block Drug Co., Class A    715                                    37
  - Bone Care International, Inc.    1,400                            34
  - Boston Scientific Corp.    13,400                                214
    Bristol-Myers Squibb Co.   59,000                              3,595
    C.R. Bard, Inc.    1,400                                          59
    Cardinal Health, Inc.    8,200                                   777
  - Caremark Rx, Inc.    6,100                                        76
    Carter-Wallace, Inc.    1,100                                     30
  - Celgene Corp.    3,000                                           193
 -+ Cell Genesys, Inc.    1,000                                       23
 -+ Cell Pathways, Inc.    800                                         6
 -+ Cell Therapeutics, Inc.   700                                     47
  - Cephalon, Inc.    1,100                                           59
 -+ Cerus Corp.    500                                                28
  - Chattem, Inc.   1,100                                              7
  - Chiron Corp.    5,800                                            251
  - ChromaVision Medical Systems, Inc.    1,100                        5
 -+ Community Health Systems, Inc.   2,200                            62
  - Conmed Corp.    500                                                7
    Cooper Cos., Inc.    600                                          21
  - COR Therapeutics, Inc.   2,200                                   124
  - Corixa Corp.    1,100                                             49
  - Corvel Corp.    600                                               19
  - Coulter Pharmaceutical, Inc.   700                                27
  - Covance, Inc.   1,800                                             16
  - Coventry Health Care, Inc.   1,700                                31
 -+ Cubist Pharmaceuticals, Inc.   700                                30
 -+ Curis, Inc.    540                                                 7
 -+ CV Therapeutics, Inc.   600                                       47
 -+ Cyotgen Corp.    2,300                                            13
  - D&K Healthcare Resources, Inc.   1,500                            21
    Datascope Corp.    500                                            17
 -+ DaVita, Inc.    2,500                                             28
 -+ Deltagen, Inc.    600                                             10
    Dentsply International, Inc.   1,500                              52
    Diagnostic Products Corp.   600                                   27
  - Digene Corp.    600                                               19
  - Dura Pharmaceuticals, Inc.   1,200                                41
  - Duramed Pharmaceuticals, Inc.   1,900                             10
 -+ Edwards Lifesciences Corp.   1,500                                20
*-+ Elan Corp. PLC   500                                              26
    Eli Lilly & Co.   33,900                                       3,030
 -+ Emisphere Technologies, Inc.   500                                13
 -+ Endo Pharmaceutical Holdings, Inc.    2,600                       18


94      See the Financial Notes, which
        are integral to this information.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  - Entremed, Inc.  500                                                 16
  - Enzo Biochem, Inc.  800                                             31
  - Enzon, Inc.    1,200                                                85
  - First Health Group Corp. 1,300                                      51
  - Forest Laboratories, Inc.,
    Class A  2,600                                                     345
  - Foundation Health Systems, Inc.,
    Class A  3,800                                                      77
  - GelTex Pharmaceuticals, Inc. 700                                    35
 -+ Gene Logic, Inc.    1,300                                           28
  - Genentech, Inc.    6,400                                           528
 -+ Genome Therapeutics Corp.    700                                    10
  - Genzyme Corp. -- General
    Division    2,700                                                  192
  - Genzyme Surgical Products    996                                     7
 -+ Geron Corp.    600                                                  14
  - Gilead Sciences, Inc.  1,965                                       169
  - Guidant Corp.  9,016                                               477
 -+ Guilford Pharmaceuticals, Inc.  700                                 17
  - Haemonetics Corp.  700                                              16
    HCA -- The Healthcare Co.  16,400                                  655
  - Health Management Associates, Inc.,
    Class A   7,100                                                    141
  - Healthcare Services Group   2,500                                   12
  - HealthSouth Corp.  12,400                                          149
    HEICO Corp., Class A    1,100                                       12
  - Henry Schein, Inc.   1,100                                          27
  - Hologic, Inc.   2,000                                               13
    Hooper Holmes, Inc.   1,400                                         13
  - Human Genome Sciences, Inc.   3,200                                283
  - Humana, Inc.   6,100                                                74
 -+ Hyseq, Inc.   400                                                   12
    ICN Pharmaceuticals, Inc.   2,800                                  107
  - Idec Pharmaceuticals Corp.   1,300                                 255
    Idexx Laboratories, Inc.   1,000                                    24
  - Igen International, Inc.   800                                      20
 -+ Ilex Oncology, Inc.   700                                           25
 -+ Illumina, Inc.   900                                                29
  - ImClone Systems   1,800                                             98
  - Immunex Corp.   14,800                                             630
 -+ Immunogen, Inc.   1,000                                             34
 -+ Immunomedics, Inc.   1,200                                          28
 -+ Inamed Corp.   500                                                  14
  - Incyte Genomics, Inc.  1,800                                        66
 -+ Inforte Corp.  400                                                  12
  - Inhale Therapeutic Systems, Inc.  1,400                             70
 -+ Inspire Pharmaceuticals, Inc.   700                                 14
 -+ Integrated Telecom Express, Inc.   1,200                            17
    Invacare Corp.   800                                                23
 -+ Isis Pharmaceuticals, Inc.   1,400                                  14
  - IVAX Corp.   4,800                                                 209
    Johnson & Johnson   41,730                                       3,844
  - King Pharmaceuticals, Inc.   4,812                                 216
 -+ KV Pharmaceutical Co., Class A   800                                31
  - LabOne, Inc.   1,300                                                 9
 -+ Laboratory Corp. of America Holdings,
    Inc.   350                                                          47
 -+ Large Scale Biology Corp.   700                                     13
  - LifePoint Hospitals, Inc.   1,100                                   43
  - Ligand Pharmaceuticals, Inc.,
    Class B   1,300                                                     19
  - Lincare Holdings, Inc.   1,400                                      59
 -+ Lynx Therapeutics, Inc.   300                                        5
  - Manor Care, Inc.   2,900                                            48
  - Maxim Pharmaceuticals, Inc.   900                                   40
    McKesson HBOC, Inc.   8,800                                        247
 -+ Medarex, Inc.   2,200                                              134
  - Medicis Pharmaceutical Corp.,
    Class A   1,700                                                    125
  - Medimmune, Inc.  6,100                                             399
 -+ MedQuist, Inc.  917                                                 10
    Medtronic, Inc.  35,324                                          1,919
(9) Merck & Co., Inc.  69,000                                        6,206
 -+ MGI Pharma, Inc.  600                                               17
  - Mid Atlantic Medical Services,
    Inc.  1,600                                                         27
  - Millennium Pharmaceuticals,
    Inc.  5,884                                                        427
    Mine Safety Appliances Co.  900                                     19
  - Minimed, Inc.  2,000                                               146
 -+ Molecular Devices Corp.  400                                        27
    Mylan Laboratories, Inc.  4,200                                    118
  - Myriad Genetics, Inc.   1,400                                      168
  - NBTY, Inc.    1,800                                                 12
  - Neurogen Corp.    800                                               25
 -+ Nexell Therapeutics, Inc.   450                                      3
  - Northfield Laboratories, Inc.   1,100                               12
 -+ Noven Pharmacuticals, Inc.   600                                    27


                                     See the Financial Notes, which      95
                                  are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  NPS Pharmacuticals, Inc.    1,000                                      43
   -+  Numerical Technologies, Inc.    800                                    16
       Oakley, Inc.    2,200                                                  46
    -  Ocular Sciences, Inc.    1,000                                         12
       Omnicare, Inc.    2,400                                                42
    -  Onyx Pharmaceuticals, Inc.    1,200                                    18
    -  Organogenesis, Inc.    1,500                                           19
    -  OrthAlliance, Inc., Class A    2,100                                    8
    -  Orthodontic Centers of America, Inc.    1,400                          47
    -  Osteotech, Inc.    700                                                  4
       Owens & Minor, Inc.    1,500                                           23
    -  Oxford Health Plans, Inc.    2,300                                     78
    -  Oxigene, Inc.    900                                                    7
    -  PacifiCare Health Systems, Inc.    1,300                               14
    -  Parexel International Corp.    1,900                                   17
    -  Patterson Dental Co.    1,800                                          56
    -  Pediatrix Medical Group, Inc.    2,200                                 35
    -  Penwest Pharmaceuticals Co.    1,200                                   13
    -  Perrigo Co.    2,800                                                   19
  (6)  Pfizer, Inc.    189,300                                             8,175
    -  Pharmaceutical Product Development, Inc.    1,000                      31
       Pharmacia Corp.    38,916                                           2,140
    -  Pharmacopeia, Inc.    800                                              15
    -  Pharmacyclics, Inc.    400                                             22
   -+  PolyMedica Corp.    500                                                29
   -+  Progenics Pharmaceuticals, Inc.    300                                  7
    -  Province Healthcare Co.    1,050                                       44
    -  PSS World Medical, Inc.    1,900                                        6
    -  Quest Diagnostic, Inc.    1,600                                       154
    -  Quintiles Transnational Corp.    3,900                                 54
    -  Quorum Health Group, Inc.    2,000                                     27
   -+  Regeneron Pharmaceuticals, Inc.    1,900                               51
    -  Renal Care Group, Inc.    1,100                                        26
    -  ResMed, Inc.    1,000                                                  26
    -  Respironics, Inc.    1,400                                             27
   -+  Sangstat Medical Corp.    600                                           6
       Schering-Plough Corp.    43,900                                     2,269
    -  Sepracor, Inc.    2,100                                               143
    -  Serologicals Corp.    3,000                                            20
   -+  SICOR, Inc.    2,600                                                   33
    -  Sola International, Inc.    2,700                                      12
    -  SonoSite, Inc.    600                                                   8
    -  St. Jude Medical, Inc.    2,500                                       138
    -  Steris Corp.    2,000                                                  30
       Stryker Corp.    6,000                                                283
    -  Sunrise Assisted Living, Inc.    1,200                                 28
    -  Sunrise Medical, Inc.    1,900                                         18
    -  Sunrise Technologies International 1,700                               12
    -  SuperGen, Inc.    900                                                  12
   -+  Support.com, Inc.    1,000                                             14
    -  Sybron International Corp.    2,900                                    72
    -  Syncor International Corp.    1,200                                    31
    -  Techne Corp.    500                                                    56
    -  Tenet Healthcare Corp.    10,200                                      401
   -+  Texas Biotech Corp.    1,100                                           16
    -  Thoratec Labs Corp.    1,300                                           16
   -+  Titan Pharmaceuticals, Inc.    800                                     34
    -  Transkaryotic Therapies, Inc.    600                                   22
    -  Triad Hospitals, Inc.    1,100                                         31
    -  Triangle Pharmaceuticals, Inc.    1,000                                 8
    -  Trigon Healthcare, Inc.    1,200                                       86
   -+  Trimeris, Inc.    500                                                  35
    -  TriPath Imaging, Inc.    2,600                                         21
    +  UnitedHealth Group, Inc.    5,800                                     634
    -  Universal Health Services, Class B 800                                 67
   -+  Ventana Medical Systems    500                                         13
    -  Vertex Pharmaceuticals, Inc.    1,600                                 149
    -  Vical, Inc.    700                                                     15
    -  Viropharma, Inc.    1,000                                              23
    -  Watson Pharmaceuticals, Inc.    3,432                                 215
    -  Wellpoint Health Networks, Inc. 2,400                                 281
       West Pharmaceutical Services, Inc.    600                              13
   -+  Xoma Ltd.    1,700                                                     21
    -  Young Innovations, Inc.    800                                         13
                                                                          ------
                                                                          56,029
       HOUSEHOLD PRODUCTS  1.2%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    2,800                                   94
       Avon Products, Inc.    7,300                                          354
    -  Bush Boake Allen, Inc.    500                                          24
       Church & Dwight Co., Inc.    800                                       16
       Clorox Co.    7,100                                                   317
       Colgate-Palmolive Co.    16,700                                       981

96     See the Financial Notes, which
       are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Dial Corp.    2,700                                                    30
       Estee Lauder Cos., Inc., Class A    3,500                             163
    -  French Fragrances, Inc.    1,200                                       14
       Gillette Co.    31,300                                              1,092
    -  Guest Supply, Inc.    600                                              10
   -+  Inter Parfums, Inc.    450                                              4
       International Flavors & Fragrances, Inc.    3,400                      57
    -  NU Skin Enterprises, Inc., Class A    3,300                            18
    -  Playtex Products, Inc.    1,600                                        16
       Procter & Gamble Co.    39,700                                      2,836
    -  Revlon, Inc., Class A    1,800                                         10
                                                                          ------
                                                                           6,036

       INSURANCE  3.7%
       -------------------------------------------------------------------------
       21st Century Insurance Group    2,300                                  38
    +  ACE Ltd.    520                                                        20
       AFLAC, Inc.    7,300                                                  533
       Alfa Corp.    800                                                      15
    -  Alleghany Corp.    200                                                 38
       Allmerica Financial Corp.    1,900                                    120
       Allstate Corp.    22,374                                              901
       AMBAC Financial Group, Inc.    2,100                                  168
       American Financial Group, Inc.    1,500                                32
       American General Corp.    6,600                                       531
   (8) American International Group, Inc.    70,287                        6,888
       American National Insurance Co.    600                                 41
       AmerUs Group Co.    700                                                18
       Aon Corp.    8,000                                                    332
    -  Arch Capital Group Ltd.    800                                         12
       Argonaut Group, Inc.    800                                            14
       Arthur J. Gallagher & Co.    1,000                                     63
       Baldwin & Lyons, Inc., Class B    600                                  11
       Brown & Brown, Inc.    800                                             26
       Chubb Corp.    5,847                                                  494
       CIGNA Corp.    6,300                                                  768
       Cincinnati Financial Corp.    4,600                                   169
    -  CNA Financial Corp.    4,800                                          175
       CNA Surety Corp.    1,200                                              14
       Commerce Group, Inc.    700                                            18
       Conseco, Inc.    8,500                                                 59
       Crawford & Co., Class B    1,100                                       14
    -  Delphi Financial Group, Inc., Class A    510                           19
       E.W. Blanch Holdings, Inc.    400                                       8
       Enhance Financial Services Group, Inc.    1,100                        13
       Erie Indemnity Co., Class A    1,600                                   45
       Everest Re Group Ltd.    1,100                                         64
    -  Farm Family Holdings, Inc.    600                                      21
       FBL Financial Group, Inc., Class A 950                                 15
       First American Corp.    1,500                                          31
    -  FPIC Insurance Group, Inc.    700                                      10
       Harleysville Group, Inc.    800                                        18
       Hartford Financial Services Group, Inc.    6,300                      469
       HCC Insurance Holdings, Inc.    1,200                                  23
       Hilb, Rogal & Hamilton Co.    400                                      16
       Horace Mann Educators Corp.    800                                     13
       HSB Group, Inc.    600                                                 24
       Jefferson-Pilot Corp.    3,200                                        220
    -  John Hancock Financial Services 9,400                                 297
       Kansas City Life Insurance Co.    400                                  13
       Leucadia National Corp.    1,600                                       40
       Liberty Corp.    500                                                   17
       Liberty Financial Cos., Inc.    1,400                                  38
       Lincoln National Corp.    6,100                                       295
       Loew's Corp.    3,800                                                 346
    -  Markel Corp.    100                                                    14
       Marsh & McLennan Cos., Inc.    7,900                                1,033
       MBIA, Inc.    3,500                                                   254
       Medical Assurance, Inc.    725                                         10
       Mercury General Corp.    1,400                                         51
   -+  Metlife, Inc.    5,900                                                163
       MGIC Investment Corp.    3,200                                        218
       MIIX Group, Inc.    1,000                                               8
       Mony Group, Inc.    1,100                                              45
    -  National Western Life Insurance Co., Class A    300                    27
       Nationwide Financial Services, Inc., Class A    500                    24
       Ohio Casualty Corp.    1,600                                           13
       Old Republic International Corp.    2,900                              75
    -  Penn Treaty American Corp.    1,000                                    19
       Penn-America Group, Inc.    900                                         7

                                        See the Financial Notes, which        97
                                        are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Pico Holdings, Inc.    1,000                                           13
       The PMI Group, Inc.    1,150                                           85
       Presidential Life Corp.    700                                         10
    -  Professionals Group, Inc.    520                                       12
       Progressive Corp.    2,800                                            275
       Protective Life Corp.    1,400                                         32
       Radian Group, Inc.    1,159                                            82
       Reinsurance Group of America, Inc.    1,100                            41
       RLI Corp.    500                                                       20
       SAFECO Corp.    4,600                                                 111
       SCPIE Holdings, Inc.    500                                            10
       Selective Insurance Group, Inc.    700                                 12
       St. Paul Cos., Inc.    7,600                                          390
       Stancorp Financial Group    1,000                                      41
       State Auto Financial Corp.    1,300                                    18
       Torchmark Corp.    3,600                                              120
       Transatlantic Holdings, Inc.    900                                    84
       Trenwick Group Ltd.    800                                             16
    -  Triad Guaranty, Inc.    500                                            15
    -  UICI    1,300                                                          10
       Unitrin, Inc.    1,900                                                 59
       UnumProvident Corp.    14,414                                         407
       Vesta Insurance Group, Inc.    2,300                                   13
       W.R. Berkley Corp.    700                                              24
       White Mountains Insurance Group, Inc.    200                           53
    -  XO Communications, Inc., Class A    6,701                             226
       Zenith National Insurance Corp.    600                                 14
                                                                          ------
                                                                          17,721

       MEDIA  3.5%
       -------------------------------------------------------------------------
       A.H. Belo Corp., Class A    3,300                                      63
       Ackerly Group, Inc.    1,100                                           11
    -  Actv, Inc.    1,100                                                    11
    -  American Tower Corp., Class A    5,100                                209
       Banta Corp.    700                                                     16
       BHC Communications, Inc., Class A  600                                 86
    -  Cablevision Systems Corp., Class A  3,900                             291
       Cadmus Communications Corp.    1,400                                   12
   -+  California Amplifier, Inc.    600                                      15
   -+  Charter Communications, Inc., Class A    4,900                         96
    -  Chris-Craft Industries, Inc.    927                                    68
    -  Citadel Communications Corp.    1,000                                  12
    -  Clear Channel Communications, Inc.    17,286                        1,038
    -  CNET Networks, Inc.    3,383                                          107
    -  Comcast Corp., Special Class A    26,600                            1,084
    -  Consolidated Graphics, Inc. 1,400                                      15
    -  Cox Communications, Inc., Class A    16,735                           737
    -  Crown Castle International Corp. 5,900                                179
   -+  CTC Communications Group, Inc.    550                                   5
    -  Cymer, Inc.    700                                                     18
    -  Dick Clark Productions, Inc.    990                                    13
       Dow Jones & Co., Inc.    2,800                                        165
    -  Drexler Technology Corp.    1,000                                      17
    -  EchoStar Communications Corp., Class A    6,700                       303
    -  Efficient Networks, Inc.    1,600                                      67
    -  Emmis Communications Corp., Class A    1,000                           27
    -  Entercom Communications Corp.    1,000                                 39
       The E.W. Scripps Co., Class A    2,500                                146
    -  Express Scripts, Inc., Class A    1,200                                81
    -  Fox Entertainment Group, Inc., Class A    5,100                       110
       Gannett Co., Inc.    8,300                                            481
    -  Gaylord Entertainment Co.    800                                       19
    -  GC Cos., Inc.    500                                                    1
       Gray Communication Systems, Inc. 1,100                                 15
       Gray Communication Systems, Inc., Class B    1,100                     15
    +  Grey Global Group, Inc.    200                                        112
       Harte-Hanks Communications, Inc. 2,100                                 46
    -  Hispanic Broadcasting Corp.    3,200                                  100
       Hollinger International, Inc. 3,200                                    49
       Houghton Mifflin Co.    900                                            33
    -  IDG Books Worldwide, Inc., Class A    1,200                            11
    -  Infinity Broadcasting Corp., Class A    11,475                        382
    -  Information Holdings, Inc.    700                                      18
    -  Insight Communications Co.    1,300                                    18
    -  Intraware, Inc.    800                                                  6


98     See the Financial Notes, which
       are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       John Wiley & Sons, Inc., Class A  1,800                                37
    -  Journal Register Co.    1,200                                          21
       Knight-Ridder, Inc.    4,300                                          216
       Lee Enterprises, Inc.    1,300                                         36
    -  Liberty Digital, Inc., Class A    700                                   8
    -  Loews Cineplex Entertainment Corp.    900                               1
       Mail-Well, Inc.    1,300                                                6
    -  Maxwell Technologies, Inc.    1,000                                    16
       McClatchy Co., Class A    1,200                                        46
       McGraw-Hill Cos., Inc.    7,200                                       462
       Media General, Inc., Class A    800                                    30
   -+  Mediacom Communications Corp.    1,400                                 24
       Meredith Corp.    1,900                                                60
    -  Metro-Goldwyn-Mayer, Inc.    6,017                                    118
    -  Metromedia International Group, Inc. 800                                3
       New York Times Co., Class A    6,100                                  224
    -  PanAmSat Corp.    400                                                  13
       Penton Media, Inc.  700                                                21
    -  Playboy Enterprises, Inc., Class B 700                                  9
    -  Price Communications Corp.    1,655                                    36
    -  Primedia, Inc.    8,300                                                94
   -+  Pure Resources, Inc.    172                                             3
       R.R. Donnelley & Sons Co.    4,400                                     95
   -+  Radio Unica Communications Corp. 1,300                                  5
       Reader's Digest Association, Inc., Class A    3,600                   132
    -  Salem Communications Corp., Class A    1,600                           19
    -  Scholastic Corp.    400                                                32
    -  Sinclair Broadcast Group, Inc., Class A    1,700                       16
    -  The Source Information Management Co.    1,000                          6
   -+  Spanish Broadcasting System, Class A    700                             6
       Time Warner, Inc.    39,700                                         3,014
   -+  TiVo, Inc.    900                                                      12
       Tribune Co.    10,200                                                 378
       United Television, Inc.    300                                         40
    -  UnitedGlobalCom, Inc., Class A  2,200                                  70
    -  USA Networks, Inc.    8,556                                           173
    -  Valassis Communications, Inc. 1,400                                    39
    -  Valuevision International, Inc., Class A    900                        18
    -  Viacom, Inc., Class B    44,927                                     2,555
       The Walt Disney Co.    62,500                                       2,238
       Washington Post Co., Class B  300                                     160
    -  Westwood One, Inc.    3,200                                            61
   -+  XM Satellite Radio Holdings, Inc., Class A  1,100                      32
    -  Young Broadcasting, Inc., Class A    700                               17
                                                                          ------
                                                                          16,949

       MISCELLANEOUS  1.1%
       -------------------------------------------------------------------------
    -  1-800-Flowers.com, Inc.    1,200                                        5
   -+  Accelerated Networks, Inc.    1,400                                    20
   -+  Aclara BioSciences, Inc.    1,100                                      20
   -+  Acme Communications, Inc.    700                                        4
   -+  Agilent Technologies, Inc.    13,417                                  621
   -+  Alaska Communications Systems Group, Inc.    1,100                      7
   -+  Amdocs Ltd.    111                                                      7
   -+  ANC Rental Corp.    1,337                                               7
   -+  AT&T Latin America Corp., Class A  600                                  4
    -  BioMarin Pharmaceuticals, Inc. 1,800                                   23
    -  Bluestone Software, Inc.    500                                        11
       Boca Resorts, Inc., Class A    1,800                                   24
    -  Braun Consulting    600                                                 5
   -+  Breakaway Solutions, Inc.    1,400                                      8
   -+  C-Bridge Internet Solutions, Inc.  600                                  9
   -+  C-Cube Microsystems, Inc.    1,300                                     25
   -+  Caldera Systems, Inc.    1,100                                          4
   -+  Charles River Laboratories International, Inc. 900                     24
   -+  Choice One Communications, Inc. 900                                    10
    +  CIRCOR International, Inc.    1,250                                    14
    -  Corinthian Colleges, Inc.    800                                       55
   -+  Data Return Corp.    900                                               10
    -  Digital Island, Inc.    1,800                                          23
       Ditech Communications Corp.    800                                     28
    -  E.piphany, Inc.    1,300                                              117
   -+  Eloyalty Corp.    1,400                                                13
   -+  EXE Technologies, Inc.    1,200                                        21
    -  Extreme Networks, Inc.    6,200                                       514
    -  Fairchild Semiconductor International, Inc., Class A  2,300            48


                                       See the Financial Notes, which        99
                                       are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
   -+  Finisar Corp.    4,800    138
   -+  Frontline Capital Group    1,200                                       17
    -  Gabelli Asset Management, Inc., Class A    700                         25
   -+  Genuity, Inc.    5,600                                                 31
   -+  Globalnet Financial.com, Inc.    700                                    3
   -+  Grant Prideco, Inc.    3,200                                           59
   -+  Hain Celestial Group, Inc.    906                                      36
    -  Informatica Corp.    1,000                                             95
    -  InfoSpace, Inc.    8,520                                              171
   -+  Interactive Intelligence, Inc.    700                                  26
    -  Intercept Group, Inc.    1,000                                         27
   -+  Internet Capital Group, Inc.    800                                    11
   -+  Intersil Holding Corp.    1,200                                        58
    -  ITT Educational Services, Inc.    1,000                                16
   -+  IXYS Corp.    600                                                      15
    +  Keithley Instruments, Inc.    400                                      21
    -  Keynote Systems, Inc.    700                                           17
   -+  Lexent, Inc.    1,000                                                  29
    -  Liquid Audio    700                                                     3
    -  Mail.com, Inc.    1,600                                                 5
   -+  Management Network Group, Inc.    1,000                                13
   -+  Manufacturers Services Ltd.    900                                      9
   -+  MCSi, Inc.    700                                                      20
       MicroFinancial, Inc.    1,400                                          14
   -+  NaviSite, Inc.    1,600                                                16
   -+  NetCreations, Inc.    500                                               4
    -  Network Access Solutions Corp.    1,100                                 3
   -+  Network Commerce, Inc.    2,100                                         6
    +  Neuberger Berman, Inc.    1,400                                        92
   -+  Nuance Communications, Inc.    1,000                                   86
   -+  Nucentrix Broadband Networks, Inc. 200                                  5
   -+  OSI Pharmaceuticals, Inc.    800                                       58
   -+  Pac-West Telecomm, Inc.    1,100                                       10
   -+  Palm, Inc.    17,032                                                  912
   -+  Peco II, Inc.    600                                                   24
   -+  Pennaco Energy, Inc.    600                                             7
    -  Phone.com, Inc.    2,500                                              231
   -+  Professional Detailing, Inc.    400                                    35
    -  Radio One, Inc., Class A    600                                         5
   -+  Regent Communications, Inc.    900                                      5
   -+  Rosetta Inpharmatics    900                                            20
   -+  Rudolph Technologies, Inc.    500                                      20
    -  Sabre Holdings Corp.    3,701                                         124
   -+  Sage, Inc.    700                                                       9
    -  Sagent Technology, Inc.    1,500                                        4
       Santander Bancorp.    1,100                                            17
   -+  Silicon Image, Inc.    1,400                                           16
    -  Software Technologies Corp.    1,900                                   32
   -+  Somera Communications, Inc.    1,900                                   21
    -  Spherion Corp.    1,830                                                22
    -  Stanford Microdevices, Inc.    700                                     18
   -+  Stratos Lightwave, Inc.    1,800                                       48
   -+  T/R Systems, Inc.    400                                                2
    -  Too, Inc.    742                                                       17
   -+  Travelocity.com, Inc.    300                                            4
   -+  Trizetto Group, Inc.    900                                            18
   -+  Troy Group, Inc.    500                                                 3
    -  Tumbleweed Communications Corp.    800                                 14
    +  United Parcel Service, Inc., Class B    3,200                         194
    -  United Therapeutics Corp.    700                                       37
   -+  Viador, Inc.    800                                                     4
   -+  Vicinity Corp.    900                                                   9
       Virginia Capital Bancshares, Inc. 1,100                                18
    -  Vitria Technology, Inc.    3,700                                       99
       W.P. Carey & Co. LLC    700                                            12
   -+  Webex Communications, Inc.    1,000                                    45
   -+  Williams Communications Group, Inc.    1,900                           35
       XCEL Energy, Inc.    9,995                                            255
                                                                           -----
                                                                           5,156

       MISCELLANEOUS FINANCE  6.8%
       -------------------------------------------------------------------------
       1st Source Corp.    630                                                10
       A.G. Edwards, Inc.    2,800                                           142
       Advanta Corp., Class A    700                                           7
       Advest Group, Inc.    700                                              23
    -  Affiliated Managers Group, Inc.    700                                 42
       Alliance Capital Management Holding L.P.    6,100                     293
       Allied Capital Corp.    2,500                                          52
       AMCORE Financial, Inc.    700                                          14
       American Bank of Connecticut
       Waterbury    600                                                       12
    +  American Capital Strategies Ltd.    500                                11
       American Express Co.    41,300                                      2,478


100    See the Financial Notes, which
       are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  AmeriCredit Corp.    2,200                                             59
    -  Ameritrade Holding Corp., Class A    4,900                             72
       Area Bancshares Corp.  500                                             10
       Associates First Capital Corp., Class A    21,800                     809
       Astoria Financial Corp.    2,000                                       75
       AXA Financial, Inc.    11,500                                         622
       Bay View Capital Corp.    1,600                                        13
       Bear Stearns Cos., Inc.    5,920                                      359
    -  Berkshire Hathaway, Inc., Class A  46                               2,930
    -  BISYS Group, Inc.    1,800                                             85
    -  BOK Financial Corp.    1,427                                           27
       BT Financial Corp.    725                                              14
       Capital One Financial Corp.    6,900                                  436
       CarrAmerica Realty Corp.    1,800                                      53
       Cash America International, Inc. 1,300                                  7
       Cathay Bancorp., Inc.    400                                           20
    ## Charles Schwab Corp.    41,420                                      1,455
       Charter One Financial, Inc.    8,941                                  205
       CIT Group, Inc., Class A    9,200                                     160
  (7)  Citigroup, Inc.    134,833                                          7,096
       Coastal Bancorp, Inc.    800                                           14
       Coastal Financial Corp.    924                                         10
       Cohoes Bancorp.    1,200                                               20
       Commercial Federal Corp.    1,300                                      23
    -  CompuCredit Corp.    1,400                                             43
       Countrywide Credit Industries, Inc.    4,900                          183
       CVB Financial Corp.    625                                             10
       Dain Rauscher Corp.    400                                             38
       Dime Bancorp., Inc.    3,200                                           78
       Downey Financial Corp.    800                                          38
    -  E*Trade Group, Inc.    9,935                                          145
       Eaton Vance Corp.    1,100                                             55
   -+  Espeed, Inc., Class A    200                                            4
       Fannie Mae    30,200                                                2,325
       Federated Investors, Inc., Class B    3,450                           100
       Fidelity Bancshares, Inc.    800                                       15
       Fidelity National Financial, Inc. 1,700                                42
    -  Financial Federal Corp.    800                                         17
    +  First Financial Corp.    300                                            9
       First Northern Capital Corp.    1,300                                  20
       First Sentinel Bancorp., Inc.    1,500                                 14
       Flagstar Bancorp., Inc.    1,000                                       13
       Franklin Resources, Inc.    10,000                                    428
       Freddie Mac    20,800                                               1,248
       Golden State Bancorp, Inc.    3,600                                    94
       Goldman Sachs Group, Inc.    4,100                                    409
       Greater Bay Bancorp.    1,632                                          53
       Heller Financial, Inc.    1,359                                        40
       Household International, Inc.    14,200                               714
       Hudson River Bancorp.    1,600                                         22
       Hugoton Royalty Trust    1,300                                         17
       IndyMac Bancorp., Inc.    2,000                                        42
       International Bancshares Corp.    562                                  20
    -  Investment Technology Group, Inc.  800                                 29
    -  Investors Financial Services Corp. 800                                 57
       Jefferies Group, Inc.    800                                           22
       John Nuveen Co., Class A    900                                        43
   -+  JWGenesis Financial Corp.    1,041                                     10
   -+  Knight Trading Group, Inc.    6,700                                   201
    -  LaBranche & Co., Inc.    1,400                                         55
       Legg Mason, Inc.    2,200                                             114
       Lehman Brothers Holdings, Inc.    7,800                               503
       MBNA Corp.    25,500                                                  958
       MDC Holdings, Inc.    1,000                                            27
       Merrill Lynch & Co., Inc.    24,100                                 1,687
       Mississippi Valley Bancshares    500                                   13
       Morgan Keegan, Inc.    700                                             14
       Morgan Stanley Dean Witter & Co. 33,700                             2,707
    -  National Discount Broker Group, Inc.    600                            29
    -  New Century Financial Corp.    1,700                                   20
    -  NextCard, Inc.    1,700                                                13
       Northwest Bancorp., Inc.    1,500                                      11
    -  Ocwen Financial Corp.    2,920                                         17
    -  Orchid BioSciences, Inc.    900                                        18
       Pacific Capital Bancorp.    700                                        19
       Paine Webber Group, Inc.    5,000                                     356
    -  PBOC Holdings, Inc.    1,500                                            9
       The Peoples Holding Co.    500                                         10
       Phoenix Investment Partners Ltd.    1,600                              25
       Raymond James Financial, Inc.    1,300                                 44


                                       See the Financial Notes, which        101
                                       are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Resource America, Inc., Class A  1,660                                 13
       Siebert Financial Corp.    1,100                                        7
       Southwest Securities Group    583                                      16
       Sovereign Bancorp., Inc.    6,360                                      53
       Staten Island Bancorp., Inc.    800                                    15
       Student Loan Corp.    500                                              27
       T. Rowe Price Associates, Inc.    4,700                               220
       TCF Financial Corp.    2,300                                           93
   -+  TD Waterhouse Group, Inc.    1,200                                     20
       Tucker Anthony Sutro    1,200                                          28
    +  USA Education, Inc.    4,600                                          257
    +  Value Line, Inc.    300                                                10
       W Holding Co., Inc.    1,400                                           13
       Waddell & Reed Financial, Inc.,
       Class A    2,350                                                       75
       Washington Federal, Inc.    1,500                                      33
       Washington Mutual, Inc.    16,177                                     712
       Webster Financial Corp.    2,012                                       49
       Wesco Financial Corp.    200                                           54
    -  WFS Financial, Inc.    900                                             14
       World Acceptance Corp.    1,400                                         7
                                                                          ------
                                                                          32,621

       NON-FERROUS METALS  0.3%
       -------------------------------------------------------------------------
       Alcoa, Inc.    26,464                                                 759
       Commercial Metals Co.    500                                           14
       Commonwealth Industries, Inc.    1,300                                  8
       Engelhard Corp.    5,100                                              106
    -  Freeport-McMoRan Copper & Gold, Inc.,
       Class B    4,200                                                       33
       IMCO Recycling, Inc.    1,400                                           8
    -  Kaiser Aluminum Corp.    2,000                                         10
    -  MAXXAM, Inc.    400                                                     8
       Minerals Technologies, Inc.    500                                     16
    -  Mueller Industries, Inc.    900                                        21
       Phelps Dodge Corp.    3,430                                           160
       Reliance Steel & Aluminum Co.    650                                   15
       Southern Peru Copper Corp.    1,000                                    14
    -  Stillwater Mining Co.    1,100                                         32
    -  United Park City Mines    200                                           3
    -  Wolverine Tube, Inc.    700                                            10
                                                                          ------
                                                                           1,217

       OIL: DOMESTIC  0.8%
       -------------------------------------------------------------------------
       Amerada Hess Corp.    3,600                                           223
       Ashland, Inc.    3,400                                                111
    -  Belco Oil & Gas Corp.    2,000                                         18
    -  CAL Dive International, Inc.    500                                    25
    -  Callon Petroleum Co.    1,100                                          17
       Conoco, Inc., Class B    18,500                                       503
       Consol Energy, Inc.    2,100                                           36
       Cross Timbers Oil Co.    2,400                                         45
       Diamond Offshore Drilling, Inc.    4,000                              138
    -  Frontier Oil Corp.    2,000                                            16
    -  Global Industries Ltd.    2,500                                        26
    -  Gulf Island Fabrication, Inc.    1,300                                 17
    -  Houston Exploration Co.    700                                         16
    +  Howell Corp.    600                                                     7
    -  HS Resources, Inc.    800                                              25
       Kerr-McGee Corp.    2,900                                             189
    -  Meridian Resource Corp.    1,600                                       11
       Midcoast Energy Resources    700                                       14
       Murphy Oil Corp.    1,500                                              87
    -  National-Oilwell, Inc.    2,369                                        69
    -  Newfield Exploration Co.    1,200                                      45
    -  Nuevo Energy Co.    800                                                15
    -  Ocean Energy, Inc.    4,800                                            67
       Patina Oil & Gas Corp.    1,500                                        26
    -  Patterson Energy, Inc.    900                                          25
       Pennzoil-Quaker State Co.    1,800                                     21
       Phillips Petroleum Co.    7,600                                       469
    -  Pioneer Natural Resources Co.    2,600                                 34
       Pogo Producing Co.    1,000                                            25
    -  Pride International, Inc.    1,900                                     48
    -  Remington Oil & Gas Corp.    400                                        4
       St. Mary Land & Exploration Co.    1,200                               28
    -  Stone Energy Corp.    500                                              26
       Sunoco, Inc.    3,000                                                  90
    -  Superior Energy Services    1,900                                      17
    -  Syntroleum Corp.    1,500                                              29
       Teppco Partners L.P.    1,000                                          23
    -  Tesoro Petroleum Corp.    1,300                                        13
       Tosco Corp.    4,600                                                  132
    -  TransMontaigne, Inc.    1,600                                           6


102   See the Financial Notes, which
      are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Transocean Sedco Forex, Inc.    6,881                                 365
       Ultramar Diamond Shamrock Corp.    2,500                               66
       Unocal Corp.    7,400                                                 253
       USX-Marathon Group, Inc.    9,400                                     256
       Vintage Petroleum, Inc.    1,800                                       38
                                                                          ------
                                                                           3,714
       OIL: INTERNATIONAL  2.5%
       -------------------------------------------------------------------------
       Chevron Corp.    19,500                                             1,601
    (4)Exxon Mobil Corp.    104,358                                        9,307
       Santa Fe International Corp.    3,500                                 128
       Texaco, Inc.    16,500                                                975
                                                                          ------
                                                                          12,011

       OPTICAL & PHOTO  0.1%
       -------------------------------------------------------------------------
       CPI Corp.    400                                                        8
       Eastman Kodak Co.    9,300                                            417
    -  Ingram Micro, Inc., Class A    1,800                                   31
       Meade Instruments Corp.    800                                         15
       Polaroid Corp.    3,800                                                38
   -+  Robotic Vision Systems, Inc.    1,000                                   5
    -  Zomax, Inc.    2,000                                                   12
   -+  Zygo Corp.    500                                                      25
                                                                          ------
                                                                             551

       PAPER & FOREST PRODUCTS  0.7%
       -------------------------------------------------------------------------
       Boise Cascade Corp.    2,300                                           66
       Bowater, Inc.    1,600                                                 87
    -  Buckeye Technologies, Inc.    800                                      14
       Caraustar Industries, Inc.    700                                       7
       Chesapeake Corp.    500                                                10
    -  CSS Industries, Inc.    600                                            12
   -+  Fibermark, Inc.    300                                                  2
       Fort James Corp.    6,300                                             208
       Georgia-Pacific Corp. (Timber Group)    2,300                          65
       Georgia-Pacific Group    5,700                                        153
       International Paper Co.    14,204                                     520
       Kimberly-Clark Corp.    16,139                                      1,065
       Longview Fibre Co.    1,200                                            16
       Louisiana-Pacific Corp.    2,900                                       25
    -  Lydall, Inc.    1,400                                                  15
       Mead Corp.    2,900                                                    84
       Pentair, Inc.    1,400                                                 42
       PH Glatfelter Co.    2,800                                             29
    +  Pope & Talbot, Inc.    500                                              8
       Potlatch Corp.    800                                                  27
       Rayonier, Inc.    800                                                  28
       Rock Tennessee Co., Class A    1,000                                    9
       Smurfit-Stone Container Corp.    6,100                                 82
       Temple-Inland, Inc.    1,900                                           85
    -  Thermo Fibertek, Inc.    1,500                                          6
       Universal Forest Products, Inc.    800                                 11
       Wausau Mosinee Paper Corp.    1,100                                    10
       Westvaco Corp.    2,800                                                80
       Weyerhaeuser Co.    7,600                                             357
       Willamette Industries, Inc.    3,300                                  120
                                                                          ------
                                                                           3,243

       PRODUCER GOODS & MANUFACTURING  5.9%
       -------------------------------------------------------------------------
       Actuant Corp., Class A    1,100                                         4
    -  Advanced Energy Industries, Inc.    900                                16
   -+  Aeroflex, Inc.    900                                                  54
       AGCO Corp.    1,700                                                    19
    -  Albany International Corp., Class A 918                                10
    -  Alltrista Corp.    200                                                  2
    -  American Standard Cos.    2,800                                       128
       Ametek, Inc.    900                                                    20
       Applied Industrial Technologies, Inc. 900                              15
    -  Applied Micro Circuits Corp.    8,838                                 676
       AptarGroup, Inc.    900                                                19
    -  Arcade Financial Technologies, Inc.    1,000                           23
    -  Astec Industries, Inc.    500                                           5
       Avery Dennison Corp.    3,300                                         167
   -+  Axcelis Technologies, Inc.    2,800                                    30
       Baldor Electric, Co.    800                                            16
       Barnes Group, Inc.    700                                              13
    -  BE Aerospace, Inc.    1,100                                            18
    -  Blount International, Inc.    1,200                                    10
    -  Blyth, Inc.    1,300                                                   34
       Briggs & Stratton Corp.    1,500                                       54
   -+  Capstone Turbine Corp.    2,300                                       128
       Caterpillar, Inc.    10,200                                           358
       CLARCOR, Inc.    700                                                   13


                                          See the Financial Notes, which     103
                                          are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Cognex Corp.    1,200                                                  40
       Columbus Mckinnon Corp.    500                                          7
       Cooper Industries, Inc.    6,000                                      230
       Corning, Inc.    26,457                                             2,024
    -  Cuno, Inc.    600                                                      15
       Curtiss-Wright Corp.    400                                            19
   -+  Cyber-Care, Inc.    900                                                 4
       Deere & Co.    7,400                                                  272
    -  Diamond Technology Partners, Inc. 600                                  27
       Dover Corp.    7,300                                                  310
   -+  Elantec Semiconductor, Inc.    600                                     67
       Emerson Electric Co.    12,900                                        947
   -+  Encompass Services Corp.    2,525                                      12
    -  The Fairchild Corp., Class A    1,400                                   8
       Federal Signal Corp.    1,300                                          30
    -  Fisher Scientific International 1,200                                  46
    -  Flowserve Corp.    1,100                                               22
    -  FMC Corp.    900                                                       68
       Foster Wheeler Corp.    1,200                                           9
       Franklin Electric Co., Inc.    200                                     14
  #(1) General Electric Co.    295,556                                    16,200
       Graco, Inc.    500                                                     18
    -  Hanover Compressor Co.    1,600                                        52
   -+  Harbor Global Co. Ltd.    160                                           1
       Hardinge, Inc.    800                                                   9
       Harsco Corp.    1,000                                                  20
       Helix Technology Corp.    600                                          17
       Herman Miller, Inc.    2,200                                           57
       Hexcel Corp.    1,500                                                  16
       HON Industries, Inc.    1,600                                          39
       Honeywell International, Inc.    24,162                             1,300
       Hubbell, Inc., Class B    1,800                                        43
       Hughes Supply, Inc.    500                                              9
   -+  Ibis Technology Corp.    200                                            8
       IDEX Corp.    800                                                      26
       Illinois Tool Works, Inc.    9,150                                    508
       Ingersoll-Rand Co.    5,700                                           215
    -  Ionics, Inc.    400                                                     8
    -  Jabil Circuit, Inc.    5,800                                          331
       JLG Industries, Inc.    1,300                                          18
       Johnson Controls, Inc.    2,600                                       155
       Kaydon Corp.    800                                                    18
       Kennametal, Inc.    800                                                24
    -  Lattice Semiconductor Corp.    3,200                                   93
       Lennox International, Inc.    1,971                                    16
       Libbey, Inc.    500                                                    14
       Lincoln Electric Holdings, Inc.    1,000                               17
    -  Lone Star Technologies, Inc.    1,000                                  40
    -  Magnatek, Inc.    1,500                                                16
       Manitowoc Co., Inc.    600                                             16
    -  Marine Drilling Co., Inc.    1,600                                     38
       MascoTech, Inc.    1,100                                               18
    -  Mastec, Inc.    1,350                                                  39
    -  Material Sciences Corp.    800                                          8
       Matthews International Corp., Class A 700                              19
    -  Maverick Tube Corp.    1,000                                           16
   -+  McData Corp., Class B    700                                           58
       Metals USA, Inc.    1,000                                               3
    -  Micrel, Inc.    2,800                                                 127
       Milacron, Inc.    1,100                                                18
       Millipore Corp.    1,400                                               74
       Minnesota Mining & Manufacturing Co.    11,500                      1,111
    -  MSC Industrial Direct Co., Class A 1,000                               15
       Nacco Industries, Inc., Class A    300                                 11
       Nordson Corp.    1,000                                                 29
    -  Nortek, Inc.    500                                                     9
    -  Oceaneering International, Inc.    800                                 11
       Pall Corp.    3,500                                                    75
    -  Park Ohio Holdings Corp.    1,100                                       8
       Parker-Hannifin Corp.    3,400                                        141
       Penn Engineering & Manufacturing Corp.    500                          19
       Pitt-Des Moines, Inc.    500                                           16
   -+  Plug Power, Inc.    1,300                                              31
   -+  PMC Sierra, Inc.    308                                                52
       Precision Castparts Corp.    1,600                                     60
   -+  Presstek, Inc.    700                                                  11
       Primex Technologies, Inc.    500                                       15
    -  Rare Medium Group, Inc.    1,100                                        5
       Regal Beloit    500                                                     8
    -  Research Frontiers, Inc.    800                                        15
       Roper Industries, Inc.    800                                          28
    -  Safeguard Scientifics, Inc.    3,300                                   51
       Sauer-Danfoss, Inc.    1,100                                            8


104   See the Financial Notes, which
      are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  Scott Technologies, Inc.    700                                        16
    -  Shaw Group, Inc.    500                                                41
       Snap-On, Inc.    2,000                                                 51
    -  SPS Technologies, Inc.    500                                          26
    -  Standex International Corp.    500                                      9
       Steelcase, Inc., Class A    1,000                                      18
       Stewart & Stevenson Services    1,000                                  24
    -  Strattec Security Corp.    300                                         10
       Tecumseh Products Co., Class A    500                                  20
       Teleflex, Inc.    1,100                                                38
       Tennant Co.    600                                                     26
    +  Tenneco Automotive, Inc.    1,980                                       9
    -  Terex Corp.    700                                                      9
       The Timken Co.    2,500                                                35
       Trinity Industries, Inc.    1,100                                      26
       U.S. Industries, Inc.    2,000                                         18
    -  UCAR International, Inc.    1,300                                      11
    -  Ultratech Stepper, Inc.    800                                         19
   -+  Uniroyal Technology Corp.    600                                        6
       Valhi, Inc.    3,300                                                   41
       Valmont Industries, Inc.    900                                        18
       W.W. Grainger, Inc.    2,700                                           86
       Watsco, Inc.    900                                                     8
       Watts Industries, Inc., Class A    1,000                               11
    -  WMS Industries, Inc.    1,000                                          22
       Woodward Governor Co.    500                                           22
       X-Rite, Inc.    2,000                                                  14
       York International Corp.    1,100                                      30
    -  Zebra Technologies Corp., Class A    1,000                             44
                                                                          ------
                                                                          28,162

       RAILROAD & SHIPPING  0.3%
       -------------------------------------------------------------------------
       Alexander & Baldwin, Inc.    1,000                                     25
       Burlington Northern Santa Fe Corp.    13,100                          348
       CSX Corp.    6,700                                                    170
       Florida East Coast Industries, Inc., Class A    1,100                  39
       GATX Corp.    1,500                                                    63
       Greenbrier Cos., Inc.    1,600                                         14
   -+  Gulfmark Offshore, Inc.    300                                          9
   -+  Kansas City Southern Industries, Inc.    1,550                         13
       Newport News Shipbuilding, Inc.    900                                 44
       Norfolk Southern Corp.    11,900                                      168
       Overseas Shipholding Group, Inc.    1,000                              24
   -+  Railamerica, Inc.    866                                                7
    -  Transport Corp. of America    1,100                                     6
       Union Pacific Corp.    7,300                                          342
    -  Wisconsin Central Transportation Corp.    1,200                        15
                                                                          ------
                                                                           1,287

       REAL PROPERTY  0.8%
       -------------------------------------------------------------------------
       Alexandria Real Estate Equities, Inc. 500                              17
       AMB Property Corp.    2,300                                            54
    -  American Real Estate Partners L.P. 1,300                               12
    -+ American Realty Investors, Inc.    637                                  9
    -  American Retirement Corp.    700                                        4
    +  AMLI Residential Properties    500                                     12
       Amresco Capital Trust, Inc.    1,300                                   13
       Apartment Investment & Management Co.    2,000                         91
       Archstone Communities Trust    3,900                                   92
       Arden Realty, Inc.    1,700                                            41
       AvalonBay Communities, Inc.    1,900                                   87
    -  Avatar Holdings, Inc.    700                                           13
       Bedford Property Investors    900                                      18
       Boston Properties, Inc.    2,200                                       89
       Brandywine Realty Trust    1,000                                       19
       BRE Properties, Class A    1,200                                       38
       Burnham Pacific Property, Inc.    1,500                                 8
       Cabot Industrial Trust    1,200                                        23
       Camden Property Trust    1,000                                         29
       Capstead Mortgage Corp.    650                                          6
    -  Catellus Development Corp.    3,200                                    58
    -  CB Richard Ellis Services, Inc.    1,100                               14
       CBL & Associates Properties    700                                     16
       Center Trust, Inc.    1,400                                             8
       Centerpoint Properties Corp.    500                                    22
       Charles E. Smith Residential    600                                    26
       Chateau Communities, Inc.    800                                       23
       Chelsea GCA Realty, Inc.    500                                        16
       Colonial Properties Trust    500                                       12
    +  Commercial Net Lease Realty    1,000                                   10
       Cornerstone Realty Income Trust    1,200                               13


                                         See the Financial Notes, which      105
                                         are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Correctional Properties Trust    1,100                                 11
       Cousins Properties, Inc.    1,500                                      39
       Crescent Real Estate Equity Co.    3,200                               64
       Developers Diversified Realty Corp.    1,600                           19
       Duke-Weeks Realty Corp.    3,590                                       85
       Eastgroup Properties    700                                            14
       Equity Inns, Inc.    1,900                                             12
       Equity Office Properties Trust    9,048                               273
       Equity One, Inc.    1,100                                              10
       Equity Residential Properties Trust 4,000                             188
       Essex Property Trust, Inc.    600                                      31
    +  Excel Legacy Corp.    363                                               1
    -  Fairfield Communities, Inc.    1,000                                   13
       Federal Realty Investment Trust    1,200                               23
       FelCor Lodging Trust, Inc.    1,700                                    37
       First Industrial Realty Trust    1,100                                 34
       First Washington Realty Trust    600                                   15
       Forest City Enterprises, Inc., Class A 800                             30
       Franchise Finance Corp. of America REIT    1,400                       28
       Gables Residential Trust    500                                        13
       General Growth Properties    1,500                                     44
       Getty Realty Corp.    1,000                                            10
       Glenborough Realty Trust, Inc.    900                                  14
       Glimcher Realty Trust    800                                           10
       Golf Trust of America L.P.    900                                      10
       Grove Property Trust    1,000                                          17
       Health Care Property Investors, Inc.    1,424                          42
       Health Care Real Estate Investment Trust, Inc.    700                  12
       Healthcare Realty Trust, Inc.    1,200                                 24
       Highwoods Properties, Inc.    1,800                                    39
       Home Properties of NY, Inc.    500                                     14
       Hospitality Properties Trust    1,500                                  32
       HRPT Properties Trust    3,400                                         22
       Innkeepers USA Trust    1,500                                          15
       IRT Property Co.    1,600                                              13
       iStar Financial, Inc.    2,290                                         46
       JDN Realty Corp.    1,300                                              14
    -  Jones Lang LaSalle, Inc.    1,100                                      14
       JP Realty, Inc.    700                                                 11
       Keystone Property Trust    900                                         12
       Kilroy Realty Corp.    800                                             21
       Kimco Realty Corp.    1,700                                            68
       Koger Equity, Inc.    700                                              11
    +  Konover Property Trust, Inc.    1,600                                   7
    +  Kramont Realty Trust    1,400                                          13
       Liberty Property Trust    2,000                                        53
       LNR Property Corp.    700                                              15
       LTC Properties, Inc.    1,800                                           6
       The Macerich Co.    900                                                18
       Mack-Cali Realty Corp.    1,600                                        43
       Manufactured Home Communities    500                                   12
       Mid-America Apartment Communities, Inc.    500                         11
       Mills Corp.    700                                                     12
       National Golf Properties, Inc.    800                                  16
       National Health Investors, Inc.    700                                  4
       Nationwide Health Properties, Inc. 1,100                               16
       New Plan Excel Realty Trust    2,300                                   28
       Newhall Land & Farming Co. L.P.    800                                 19
    -  Omega Healthcare Investors    1,000                                     6
       Pacific Gulf Properties, Inc.    800                                   21
       Pan Pacific Retail Properties, Inc. 900                                18
       Parkway Properties, Inc.    500                                        14
    -  Pinnacle Holdings, Inc.    1,300                                       20
       PMC Commercial Trust    1,000                                          10
       Post Properties, Inc.    1,200                                         42
       Prentiss Properties Trust    1,100                                     28
       Prologis Trust    4,900                                               103
       PS Business Parks, Inc.    500                                         13
       Public Storage, Inc.    3,700                                          83
       Realty Income Corp.    800                                             18
       Reckson Associates Realty    1,200                                     27
       Regency Realty Corp.    1,700                                          38
       RFS Hotel Investors, Inc.    1,100                                     14
       Rouse Co.    2,000                                                     49
    +  Saul Centers, Inc.    600                                               9
    -  Security Capital Group, Inc., Class B    1,300                         25
       Senior Housing Properties Trust    950                                  9


106   See the Financial Notes, which
      are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Shurgard Storage Centers, Inc., Class A    600                         14
       Simon Property Group, Inc.    5,000                                   112
       SL Green Realty Corp.    700                                           19
       Sovran Self Storage, Inc.    800                                       15
       Spieker Properties, Inc.    2,000                                     111
       The St. Joe Co.    2,400                                               48
       Starwood Hotels & Resorts Worldwide, Inc.    5,680                    168
       Storage USA, Inc.    800                                               22
       Summit Properties, Inc.    600                                         14
       Sun Communities, Inc.    500                                           15
       Tanger Factory Outlet Centers    800                                   17
       Taragon Realty Investors, Inc.    1,300                                16
       Taubman Centers, Inc.    1,600                                         18
    -  Trammell Crow Co.    1,300                                             17
       United Dominion Realty Trust    2,600                                  27
       Universal Health Realty Income    900                                  16
       Vornado Realty Trust    2,500                                          87
       Washington Real Estate Investment Trust    1,100                       22
       Weingarten Realty Investment    800                                    34
       Westfield America, Inc.    2,200                                       31
                                                                          ------
                                                                           3,991

       RETAIL  4.5%
       -------------------------------------------------------------------------
   -+  7-Eleven, Inc.    2,900                                                31
    -  99 Cents Only Stores    1,000                                          22
       Albertson's, Inc.    14,168                                           336
   -+  Alloy Online, Inc.    200                                               2
    -  Amazon.com, Inc.    10,500                                            385
    -  American Eagle Outfitters, Inc. 1,100                                  38
    -  AnnTaylor Stores Corp.    800                                          24
    -  AutoZone, Inc.    8,900                                               239
    -  Barnes & Noble, Inc.    1,600                                          30
    -  Bed, Bath & Beyond, Inc.    8,000                                     207
    -  Best Buy Co., Inc.    6,000                                           301
    -  BJ's Wholesale Club, Inc.    2,100                                     69
    -  Borders Group, Inc.    1,800                                           25
       Burlington Coat Factory Warehouse Corp.    1,200                       19
       Casey's General Stores, Inc.    1,100                                  14
       The Cato Corp., Class A    1,200                                       14
    -  Central Garden & Pet Co.    1,700                                      13
    -  Charming Shoppes, Inc.    2,000                                        12
       Circuit City Stores--Circuit City Group    6,500                       86
       Claire's Stores, Inc.    1,200                                         24
    -  Coldwater Creek, Inc.    700                                           21
    -  Consolidated Stores Corp.    3,500                                     42
    -  Cost Plus, Inc.    700                                                 20
    -  Costco Wholesale Corp.    13,000                                      476
       CVS Corp.    11,700                                                   619
       DEB Shops, Inc.    700                                                  8
       Delhaize America, Inc.    4,747                                        81
       Dillards, Inc., Class A    4,000                                       42
       Dollar General Corp.    10,375                                        161
    -  Dollar Tree Stores, Inc.    3,550                                     139
    -  Duane Reade, Inc.    500                                               15
       Enesco Group, Inc.    1,100                                             7
   -+  Etoys, Inc.    3,500                                                   13
       Family Dollar Stores, Inc.    5,300                                   103
    -  Federated Department Stores, Inc. 6,700                               218
   -+  Gadzooks, Inc.    600                                                  11
       Gap, Inc.    24,800                                                   640
    -  Gottschalks, Inc.    1,800                                              9
       Great Atlantic & Pacific Tea Co., Inc.  800                             8
    -  Greg Manning Auctions, Inc.    800                                      4
    -  Guitar Center, Inc.    1,100                                           15
       Home Depot, Inc.    69,100                                          2,971
   -+  HOT Topic, Inc.    400                                                 14
    -  Insight Enterprises, Inc.    1,050                                     34
    -  Intertan, Inc.    1,050                                                12
       Intimate Brands, Inc.    14,240                                       340
       J.C. Penney Co., Inc.    8,800                                        103
    -  Kmart Corp.    13,200                                                  78
    -  Kohl's Corp.    9,700                                                 526
    -  Kroger Co.    24,400                                                  551
    -  Lands' End, Inc.    800                                                21
    +  Lillian Vernon Corp.    500                                             5
       Limited, Inc.    14,400                                               364
       Longs Drug Stores, Inc.    1,800                                       39
       Lowe's Cos., Inc.    11,700                                           535
       May Department Stores Co.    10,400                                   273
    -  Michaels Stores, Inc.    1,000                                         24
    -  The Neiman Marcus Group, Inc., Class A    1,100                        41


                                          See the Financial Notes, which     107
                                          are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    -  The Neiman Marcus Group, Inc., Class B    451                          16
       Nordstrom, Inc.    4,200                                               69
    -  Office Depot, Inc.    9,600                                            80
    -  OfficeMax, Inc.    2,700                                                8
    -  Payless Shoesource, Inc.    602                                        35
   -+  PC Connection, Inc.    600                                             16
       Pep Boys -- Manny, Moe, & Jack    1,600                                 7
       Pier 1 Imports, Inc.    2,000                                          27
   -+  Pricesmart, Inc.    200                                                 7
       RadioShack Corp.    5,600                                             334
       Ross Stores, Inc.    2,100                                             28
       Ruddick Corp.    900                                                   12
    -  Safeway, Inc.    14,900                                               815
    -  Saks, Inc.    3,200                                                    33
    -  School Specialty, Inc.    1,100                                        17
       Sears, Roebuck & Co.    10,600                                        315
   -+  Sharper Image Corp.    1,200                                           23
    -  ShopKo Stores, Inc.    600                                              4
       Spiegel, Inc., Class A    2,700                                        19
    -  Staples, Inc.    14,700                                               209
    -  Stein Mart, Inc.    2,300                                              36
    -  Sunglass HUT International, Inc. 1,500                                 12
       Target Corp.    27,200                                                751
       Tiffany & Co., Inc.    4,200                                          179
       TJX Cos., Inc.    8,500                                               232
    -  Toys 'R' Us, Inc.    7,900                                            136
    -  Tractor Supply Co.    700                                               6
    -  Tuesday Morning Corp.    1,100                                          5
       Unifirst Corp.    900                                                   9
    -  United Stationers, Inc.    900                                         27
    -  Value City Department Stores, Inc. 700                                  6
    -  Venator Group, Inc.    3,900                                           55
  (10) Wal-Mart Stores, Inc.    133,800                                    6,071
       Walgreen Co.    30,100                                              1,373
       Weis Markets, Inc.    1,000                                            37
    -  West Marine, Inc.    1,200                                              9
    -  Whitehall Jewellers, Inc.    600                                        5
    -  Williams-Sonoma, Inc.    1,600                                         33
       Winn-Dixie Stores, Inc.    4,000                                       77
    -  Zale Corp.    900                                                      30
                                                                          ------
                                                                          21,637

       STEEL  0.1%
       -------------------------------------------------------------------------
       AK Steel Holding Corp.    3,027                                        28
       Allegheny Technologies, Inc.    3,150                                  64
    -  Atchison Casting Corp.    900                                           3
    -  Bethlehem Steel Corp.    2,884                                          8
       Carpenter Technology Corp.    900                                      28
       Cleveland-Cliffs, Inc.    700                                          14
    -  Gibraltar Steel Corp.    600                                            8
       Intermet Corp.    1,100                                                 8
       National Steel Corp., Class B    2,400                                  7
    -  NS Group, Inc.    1,200                                                10
       Nucor Corp.    2,500                                                   87
       Quanex Corp.    800                                                    16
       Roanoke Electric Steel Corp.    800                                     8
       Ryerson Tull, Inc.    1,000                                             8
    -  Steel Dynamics, Inc.    1,200                                          14
       Steel Technologies, Inc.    700                                         4
       USX-U.S. Steel Group, Inc.    2,400                                    38
       Worthington Industries, Inc.    2,200                                  21
                                                                          ------
                                                                             374

       TELEPHONE  5.9%
       -------------------------------------------------------------------------
    -  Adtran, Inc.    1,600                                                  61
   -+  Airgate PCS, Inc.    300                                               12
   *+  Alcatel SA     638                                                     40
    -  Allegiance Telecom, Inc.    3,050                                      96
       Alltel Corp.    9,435                                                 608
    -  Arch Wireless, Inc.    500                                              2
       AT&T Corp.    113,606                                               2,634
   -+  AT&T Corp. -- Liberty Media Group, Class A    1,206                    22
    -  Autobytel.com, Inc.    1,800                                           10
   -+  Avaya, Inc.    8,585                                                  115
       BellSouth Corp.    57,000                                           2,754
    -  Boston Communications Group    1,300                                   31
    -  Broadwing, Inc.    6,368                                              180
    -  Carrier Access Corp.    600                                             8
    -  Centennial Communications Corp.    2,400                               47
   -+  Centillium Communications, Inc.    1,000                               38
       CenturyTel, Inc.    6,000                                             231
       CFW Communication Co.    500                                           10
    -  Citizens Communications Co.    7,500                                  109
    -  Commonwealth Telephone Enterprises, Inc.    500                        17


108    See the Financial Notes, which
       are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Conestoga Enterprise, Inc.    700                                      13
    -  Copper Mountain Networks, Inc.    1,400                                16
    -  Covad Communications Group, Inc.    4,450                              24
       CT Communications, Inc.    1,000                                       20
       D & E Communications, Inc.    700                                      17
   -+  Dobson Communications Corp., Class A    2,600                          34
   -+  Equinix, Inc.    2,100                                                 20
    -  Exodus Communications, Inc.    12,600                                 423
    -  Focal Communications Corp.    1,600                                    23
    -  General Communication, Inc., Class A    500                             4
    -  Global Crossing Ltd.    8,164                                         193
    -  Globix Corp.    1,000                                                  10
   -+  Goamerica, Inc.    1,800                                               19
       Hickory Tech Corp.    1,100                                            25
   -+  Illuminet Holdings, Inc.    800                                        19
    -  Inet Technologies, Inc.    1,300                                       53
       Inter-Tel, Inc.    600                                                  7
    -  Interdigital Communications Corp.    1,400                             15
    -  Intermedia Communications, Inc. 3,000                                  66
       ITC DeltaCom, Inc.    1,500                                            12
   -+  ITXC Corp.    1,100                                                    12
    -  Leap Wireless International, Inc.   800                                40
    -  Level 3 Communications, Inc.    10,900                                520
   -+  Lexar Media, Inc.    1,400                                             10
   -+  Lexicon Genetics, Inc.    1,300                                        26
    -  McLeodUSA, Inc., Class A    17,144                                    330
   -+  Metrocall, Inc.    1,000                                                1
    -  Motient Corp.    1,200                                                 15
    -  Nanometrics, Inc.    300                                                7
    -  Neon Communications, Inc.    500                                        6
    -  Net2Phone, Inc.    600                                                 11
    -  Network Plus Corp.    1,400                                            11
   -+  Next Level Communications, Inc. 2,400                                 112
       North Pittsburgh Systems, Inc. 1,000                                   12
    -  NorthPoint Communications Group, Inc.    3,700                         25
    -  NTL, Inc.    7,394                                                    325
    -  Optical Cable Corp.    1,800                                           29
    -  Pegasus Communications Corp.    1,300                                  46
    -  Powertel, Inc.    1,000                                                87
    -  Primus Telecommunications Group, Inc.    900                            5
    -  Qwest Communications International, Inc.    49,837                  2,423
    -  RCN Corp.    2,300                                                     41
       SBC Communications, Inc.    102,862                                 5,934
   -+  Spectrasite Holdings, Inc.    3,900                                    77
       Sprint Corp. (FON Group)    26,300                                    671
    -  Sprint Corp. (PCS Group)    27,700                                  1,056
   -+  StorageNetworks, Inc.    800                                           51
   -+  Tanox, Inc.    1,200                                                   45
       Telephone & Data Systems, Inc.    1,900                               200
    -  Teligent, Inc., Class A    1,000                                        8
    -  Time Warner Telecom, Inc., Class A    900                              54
   -+  Tripath Technology, Inc.    800                                        23
   -+  Tritel, Inc.    2,800                                                  39
    -  Triton PCS Holdings, Inc., Class A    1,500                            70
   -+  Turnstone Systems, Inc.    400                                          9
    -  Tut Systems, Inc.    500                                               17
    -  U.S. Cellular Corp.    2,500                                          160
   -+  U.S. Wireless Corp.    400                                              6
    -  US LEC Corp., Class A    500                                            3
    -  Varco International, Inc.    2,740                                     47
    +  Verizon Communications    82,612                                    4,776
    -  Viatel, Inc.    1,311                                                  13
    -  VoiceStream Wireless Corp.    5,861                                   771
    -  WebLink Wireless, Inc.    1,100                                         9
    -  West Teleservices Corp.    1,700                                       43
    -  Westell Technologies, Inc., Class A   2,560                            14
    -  Winstar Communications, Inc.    2,550                                  50
   -+  WJ Communications, Inc.    1,600                                       24
    -  World Access, Inc.    1,600                                             8
    -  Worldcom, Inc.    86,449                                            2,053
    -  WorldPort Communications, Inc.    600                                   3
   -+  Z-Tel Technologies, Inc.    900                                         8
                                                                          ------
                                                                          28,374


                                          See the Financial Notes, which     109
                                       are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TOBACCO  0.6%
       -------------------------------------------------------------------------
       Philip Morris Cos., Inc.    68,700                                  2,516
       R.J. Reynolds Tobacco Holdings, Inc.   2,966                          106
       Schweitzer-Mauduit International, Inc.   900                           15
       Universal Corp.    800                                                 22
       UST, Inc.    4,700                                                    119
                                                                         -------
                                                                           2,778

       TRAVEL & RECREATION  0.4%
       -------------------------------------------------------------------------
    -  AMERCO, Inc.    900                                                    18
    -  American Classic Voyager Co.    600                                     8
    -  Anchor Gaming, Inc.    500                                             42
    -  Argosy Gaming Co.    1,100                                             18
   -+  Autotote Corp., Class A    700                                          2
    -  Avis Group Holdings, Inc.    800                                       24
    -  Aztar Corp.    1,400                                                   21
    -  Bally Total Fitness Holding Corp.   1,300                              32
       Brunswick Corp.    3,700                                               72
       Callaway Golf Co.    2,000                                             32
       Carnival Corp.    18,200                                              452
       Central Parking Corp.    900                                           17
    -  Choice Hotels International, Inc.   1,900                              22
    -  Crestline Capital Corp.    800                                         17
    -  Dollar Thrifty Automotive Group, Inc.   1,000                          15
   -+  Expedia, Inc., Class A    1,000                                        13
    -  Extended Stay America, Inc.    2,600                                   32
    -  Harrah's Entertainment, Inc.    3,700                                 106
       Hertz Corp., Class A    1,200                                          39
       Hilton Hotels Corp.    11,026                                         105
       Host Marriott Corp.    6,300                                           67
   -+  Intranet Solutions, Inc.    600                                        28
    -  Mandalay Resort Group    2,400                                         50
       Marriott International, Inc., Class A  7,400                          300
       Meristar Hospitality Corp.    1,200                                    23
       MGM Mirage, Inc.    4,700                                             162
    -  Navigant International, Inc.    1,300                                  13
    -  Park Place Entertainment Corp.    9,800                               125
    -  Pinnacle Entertainment, Inc.    700                                    16
    -  Prime Hospitality Corp.    1,800                                       17
    -  Rent-Way, Inc.    700                                                   4
    -  ResortQuest International, Inc.    1,900                               12
       Royal Caribbean Cruises Ltd.    5,400                                 122
    -  Sodexho Marriott Services, Inc.    1,700                               31
    -  Speedway Motorsports, Inc.    1,000                                    17
    -  Station Casinos, Inc.    1,650                                         27
    -  Suburban Lodges of America    2,200                                    15
    -  Sunburst Hospitality Corp.    1,600                                    11
    -  Trendwest Resorts, Inc.    700                                         13
    -  Vail Resorts, Inc.    800                                              17
                                                                         -------
                                                                           2,157

       TRUCKING & FREIGHT  0.1%
       -------------------------------------------------------------------------
    -  American Freightways Corp.    1,000                                    16
    -  Arkansas Best Corp.    1,100                                           18
       C.H. Robinson Worldwide, Inc.    1,200                                 66
       CNF Transportation, Inc.    1,300                                      35
    -  Consolidated Freightways Corp.    2,200                                 9
       Expeditores International of Washington, Inc.    1,500                 78
    -  Forward Air Corp.    600                                               25
    -  Fritz Cos., Inc.    1,300                                              11
    -  Heartland Express, Inc.    1,000                                       17
    -  HUB Group, Inc., Class A    700                                         6
       J.B. Hunt Transport Services, Inc.    1,000                            13
    -  Knight Transportation, Inc.    800                                     13
    -  Landstar Systems, Inc.    400                                          19
    -  M.S. Carriers, Inc.    600                                              9
    -  OLD Dominion Freight Line    1,200                                     11
       PACCAR, Inc.    2,400                                                 101
       Roadway Express, Inc.    600                                           12
       Rollins Truck Leasing Corp.    1,500                                    8
       Ryder Systems, Inc.    1,600                                           32
    -  Swift Transportation Co., Inc.    1,600                                23
       USFreightways Corp.    600                                             15
       Wabash National Corp.    1,100                                          9
       Werner Enterprises, Inc.    1,200                                      17
    -  XTRA Corp.    300                                                      14
    -  Yellow Corp.    700                                                    13
                                                                          ------
                                                                             590


110   See the Financial Notes, which
      are integral to this information.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       UTILITIES: ELECTRIC & GAS  3.2%
       -------------------------------------------------------------------------
    -  AES Corp.    13,400                                                   757
       AGL Resources, Inc.    1,200                                           24
       Allegheny Energy, Inc.    3,900                                       160
       Allete    1,700                                                        37
       Alliant Energy Corp.    2,300                                          70
       Ameren Corp.    4,900                                                 195
       American Electric Power Co., Inc.   11,420                            474
    +  American States Water Co.    500                                       16
       American Water Works Co., Inc.    3,000                                73
       Atmos Energy Corp.    700                                              16
   -+  Atrion Corp.    300                                                     3
       Avista Corp.    1,200                                                  27
       Bangor Hydro-Electric Co.    900                                       22
   -+  Baycorp Holdings Ltd.    200                                            2
    +  Birmingham Utilities, Inc.    300                                       4
       Black Hills Corp.    500                                               16
       CP&L Energy, Inc.    4,761                                            192
       California Water Service Group    500                                  13
    -  Calpine Corp.    4,000                                                316
    +  Cascade Natural Gas Corp.    500                                        9
    +  Central Vermont Public Service Corp.   300                              3
       CH Energy Group, Inc.    400                                           16
       Cinergy Corp.    4,700                                                144
       Cleco Corp.    600                                                     29
       CMS Energy Corp.    4,000                                             108
       Coastal Corp.    6,700                                                505
       Columbia Energy Group    2,500                                        180
       Conectiv, Inc.    2,400                                                43
       Connecticut Water Services, Inc.   500                                 15
       Consolidated Edison, Inc.    6,100                                    215
       Constellation Energy Group, Inc.   4,800                              200
    +  Delta Natural Gas Co., Inc.    200                                      3
       Dominion Resources, Inc.    8,098                                     482
       DPL, Inc.    3,152                                                     89
       DQE, Inc.    2,400                                                     84
       DTE Energy Co.    4,200                                               152
       Duke Energy Corp.    10,800                                           934
    +  Dynegy, Inc., Class A    9,162                                        424
       E'Town Corp.    300                                                    20
       Edison International    10,400                                        248
    -  El Paso Electric Co.    1,600                                          19
       El Paso Energy Corp.    7,400                                         464
       Empire District Electric Co.    700                                    19
       Energen Corp.    700                                                   20
       Energy East Corp.    4,694                                             95
    +  EnergyNorth, Inc.    200                                               12
       EnergySouth, Inc.    800                                               17
       Enron Corp.    21,800                                               1,789
       Entergy Corp.    6,800                                                261
       Equitable Resources, Inc.    900                                       52
       FirstEnergy Corp.    7,100                                            184
       Florida Progress Corp.    2,900                                       154
    +  Florida Public Utilities Co.    200                                     3
       FPL Group, Inc.    6,000                                              396
       GPU, Inc.    3,500                                                    116
    +  Green Mountain Power Corp.    400                                       3
       Hawaiian Electric Industries, Inc.   700                               23
       Idacorp, Inc.    1,000                                                 49
       Ipalco Enterprises, Inc.    2,000                                      45
       Kansas City Power & Light Co.   1,600                                  39
       KeySpan Corp.    4,000                                                141
       Kinder Morgan, Inc.    4,000                                          154
       Laclede Gas Co.    600                                                 13
       LG&E Energy Corp.    4,100                                            101
       Madison Gas & Electric Co.    800                                      17
    +  Maine Public Service Co.    200                                         5
       MCN Energy Group, Inc.    2,200                                        54
       MDU Resources Group, Inc.    1,300                                     38
       Montana Power Co.    3,900                                            110
       National Fuel Gas Co.    1,200                                         64
       New Jersey Resources Corp.    400                                      16
    -  Niagara Mohawk Holdings, Inc.   5,100                                  82
       NICOR, Inc.    1,200                                                   42
       NiSource, Inc.    3,900                                                97
       Northeast Utilities    4,624                                           94
       Northwest Natural Gas Co.    700                                       16
       Northwestern Corp.    1,400                                            31
       NSTAR    1,667                                                         64
    +  NUI Corp.    500                                                       16
       OGE Energy Corp.    2,000                                              41
       ONEOK, Inc.    1,200                                                   48


                                         See the Financial Notes, which      111
                                         are integral to this information.

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Otter Tail Power Co.    600                                            13
       Peoples Energy Corp.    1,700                                          58
       PG&E Corp.    11,400                                                  307
       Philadelphia Suburban Corp.    1,000                                   23
       Piedmont Natural Gas Co., Inc.    800                                  24
       Pinnacle West Capital Corp.    3,600                                  156
       Potomac Electric Power Co.    3,800                                    87
       PPL Corp.    4,800                                                    198
       Public Service Co. of New
       Mexico    2,000                                                        55
       Public Service Enterprise Group, Inc.    6,400                        266
       Puget Sound Energy, Inc.    2,200                                      54
       Questar Corp.    2,100                                                 57
       Reliant Energy, Inc.    9,200                                         380
    -  Republic Services, Inc.    5,100                                       69
       RGS Energy Group, Inc.    700                                          21
       Scana Corp.    3,405                                                   90
       Sempra Energy    5,775                                                119
       Sierra Pacific Resources    1,776                                      31
       SJW Corp.    100                                                       12
       South Jersey Industries    500                                         15
       Southern Co.    19,100                                                561
    -  Southern Union Co.    1,076                                            20
       Southwest Gas Corp.    700                                             15
    +  St. Joseph Light & Power    200                                         4
       Teco Energy, Inc.    3,800                                            106
       TXU Corp.    8,400                                                    311
   -+  U.S. Energy Systems, Inc.    600                                        3
       UGI Corp.    700                                                       16
       UIL Holdings Corp.    500                                              23
       Unisource Energy Corp. Holding Co.    900                              13
       UtiliCorp United, Inc.    2,600                                        69
       Vectren Corp.    1,466                                                 34
    -  Veritas DGC, Inc.    800                                               24
       Washington Gas Light Co.    1,100                                      28
    -  Waste Connections, Inc.    1,000                                       26
       Western Resources, Inc.    1,600                                       34
       Williams Cos., Inc.    13,100                                         548
       Wisconsin Energy Corp.    3,500                                        66
       WPS Resources Corp.    700                                             23
                                                                          ------
                                                                          15,283

       OTHER INVESTMENT COMPANIES
       1.0% of investments
       Provident Institutional
       TempFund    4,716,844                                               4,717

       U.S. TREASURY OBLIGATIONS
       0.0% of investments


       SECURITY                           FACE VALUE        MKT. VALUE
       RATE, MATURITY DATE               ($ x 1,000)       ($ x 1,000)
    #  U.S. Treasury Bills
         5.97%-6.02%, 12/14/00               245                243

-------------------------------------------------------------------------------
      END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


112   See the Financial Notes, which
      are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2000. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $480,773 a
Collateral held for securities on loan                                    95,765 b
Receivables:
   Fund shares sold                                                          991
   Interest                                                                   25
   Dividends                                                                 296
   Investments sold                                                          453
   Income from lending securities                                             16
   Most recent daily change in value of futures                               71
Prepaid expenses                                                    +         23
                                                                    ------------
TOTAL ASSETS                                                             578,413

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                    95,765 b
Payables:
   Fund shares redeemed                                                      104
   Investments bought                                                      2,370
   Investment adviser and administrator fees                                   7
   Transfer agent and shareholder service fees                                10
Accrued expenses                                                    +        205
                                                                    ------------
TOTAL LIABILITIES                                                         98,461

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             578,413
TOTAL LIABILITIES                                                   -     98,461
                                                                    ------------
NET ASSETS                                                              $479,952

NET ASSETS BY SOURCE
Capital received from investors                                          450,165
Net investment income not yet distributed                                  2,863
Net realized capital losses                                               (3,419)
Net unrealized capital gains                                              30,343 c

NET ASSET VALUE (NAV)

                                              SHARES
SHARE CLASS            NET ASSETS    /   OUTSTANDING     =       NAV
Investor Shares          $217,580              9,676          $22.49
Select Shares(R)         $262,372             11,650          $22.52

a The fund paid $450,223 for these securities. Not counting short-term obligations and government securities, the fund paid $184,047 for securities during the report period and received $9,394 from securities it sold or that matured. This includes $361 in transactions with other SchwabFunds(R).

b Market value of securities loaned: $95,324.

c These derive from investments and futures. As of the report date, the fund had seven open S&P 500 futures contracts due to expire on December 15, 2000, with a contract value of $2,520 and unrealized losses of $144 and three open Russell 2000 futures contracts due to expire on December 15, 2000, with a contract value of $751 and unrealized losses of $63.

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                                 $450,418

NET UNREALIZED GAINS AND LOSSES:
Gains                                                                    $96,021
Losses                                                               +   (65,873)
                                                                     -----------
                                                                         $30,148

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                                    Loss amount
      2007                                                                $   18
      2008                                                                 3,413


                                          See the Financial Notes, which
                                          are integral to this information.  113

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM) -- FINANCIALS
Statement of
OPERATIONS
For November 1, 1999 through October 31, 2000. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                 $4,322 a
Interest                                                                     292
Lending of securities                                               +        178
                                                                    ------------
TOTAL INVESTMENT INCOME                                                    4,792

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                   (3,264)
Net realized losses on futures contracts                            +        (26)
                                                                    ------------
NET REALIZED LOSSES                                                       (3,290)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       22,064
Net unrealized losses on futures contracts                          +       (305)
                                                                    ------------
NET UNREALIZED GAINS                                                      21,759

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,233  b
Transfer agent and shareholder service fees:
   Investor Shares                                                           473  c
   Select Shares(R)                                                          222  c
Trustees' fees                                                                10  d
Custodian fees                                                               170
Portfolio accounting fees                                                     70
Professional fees                                                             11
Registration fees                                                             87
Shareholder reports                                                           67
Proxy fees                                                                    33
Offering costs                                                                23
Other expenses                                                      +         32
                                                                    ------------
Total expenses                                                             2,431
Expense reduction                                                   -      1,042  e
                                                                    ------------
NET EXPENSES                                                               1,389

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    4,792
NET EXPENSES                                                        -      1,389
                                                                    ------------
NET INVESTMENT INCOME                                                      3,403
NET REALIZED LOSSES                                                       (3,290) f
NET UNREALIZED GAINS                                                +     21,759  f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $21,872

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $940 from the investment adviser (CSIM) and $102 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2001, as follows:

                                                                  % OF AVERAGE
SHARE CLASS                                                     DAILY NET ASSETS
--------------------------------------------------------------------------------
Investor Shares                                                       0.40
Select Shares                                                         0.27

This limit does not include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $18,469.

114  See the Financial Notes, which
     are integral to this information.

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. The fund commenced operations on June 1, 1999. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                               11/1/99-10/31/00  6/1/99-10/31/99
Net investment income                                    $3,403             $940
Net realized losses                                      (3,290)            (129)
Net unrealized gains                           +         21,759            8,584
                                               ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                   21,872            9,395

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                             667               --
Select Shares(R)                               +            813               --
                                               ---------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME               $1,480             $ -- a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/99-10/31/00       6/1/99-10/31/99
                                     QUANTITY       VALUE   QUANTITY       VALUE
Shares sold:
   Investor Shares                      5,815    $131,597      7,071    $142,518
   Select Shares                   +    7,421     168,810      7,558     152,779
                                   ---------------------------------------------
TOTAL SHARES SOLD                      13,236    $300,407     14,629    $295,297

Shares reinvested:
   Investor Shares                         28        $634         --        $ --
   Select Shares                   +       33         735         --          --
                                   ---------------------------------------------
TOTAL SHARES REINVESTED                    61      $1,369         --        $ --

Shares redeemed:
   Investor Shares                      2,669     $60,481        569     $11,468
   Select Shares                   +    2,944      66,585        418       8,374
                                   ---------------------------------------------
TOTAL SHARES REDEEMED                   5,613    $127,066        987     $19,842 b

NET INCREASE                            7,684    $174,710     13,642    $275,455 c

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/99-10/31/00        6/1/99-10/31/99
                                       SHARES  NET ASSETS     SHARES  NET ASSETS
Beginning of period                    13,642    $284,850         --        $ --
Total increase                     +    7,684     195,102     13,642     284,850 d
                                   ---------------------------------------------
END OF PERIOD                          21,326    $479,952     13,642    $284,850 e


UNAUDITED
a For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD
Investor Shares                                                              $90
Select Shares                                                        +       108
                                                                     -----------
Total                                                                       $198

PRIOR PERIOD
Investor Shares                                                              $39
Select Shares                                                        +        40
                                                                     -----------
Total                                                                        $79

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

Includes net investment income not yet distributed in the amount of $2,863 for the current period and $940 for the prior period.


                                          See the Financial Notes, which     115
                                          are integral to this information.

SCHWAB

INTERNATIONAL INDEX
FUND(R)


                              [PHOTO OF GERI HOM]

" The fund's exposure to the stock markets of Japan and the United Kingdom-- both of which have been struggling--contributed to the fund's lackluster performance during the report period."


Portfolio Manager
Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


TICKER SYMBOLS
INVESTOR SHARES   SWINX
SELECT SHARES(R)  SWISX
--------------------------------------------------------------------------------

                 [INVESTMENT STYLE 1 AND MARKET CAP 1 GRAPHIC]

VALUE    BLEND   GROWTH

           X              LARGE

                          MEDIUM

                          SMALL

For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund could be worth considering.

--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL
INDEX.(R)


MANAGER'S PERSPECTIVE

LIKE THE U.S. STOCK MARKET, INTERNATIONAL STOCK MARKETS EXPERIENCED NOTABLE VOLATILITY DURING THE REPORT PERIOD. Developed and emerging markets alike posted generally lackluster results, with emerging markets suffering the most volatility along the way. Much of this weakness can be traced to concerns abroad that an economic slowdown in the United States could reduce demand in that country for imported goods.

IN EUROPE, INVESTOR ANXIETY OVER HIGH PRICES INCREASED as the U.S. dollar strengthened against local currencies. Although a strong dollar helps foreign companies who sell to U.S. customers, it can put inflationary pressure on foreign economies by increasing the cost of goods they import. Soaring oil prices only added to that pressure.

JAPAN'S ECONOMY SHOWED SIGNS OF RENEWED VITALITY, with reduced unemployment and slight increases in real GDP and consumption. Concerns persist, however, as these increases largely reflect spending by the government and not the private sector, and corporate debt continues to rise.

FOR THE REPORT PERIOD, BOTH SHARE CLASSES TRACKED THE FUND'S UNMANAGED BENCHMARK INDEX, THE SCHWAB INTERNATIONAL INDEX. However, both the fund and its benchmark slightly trailed the MSCI-EAFE(R) Index, which had less exposure to underperformers Japan and the UK.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/00, which may have changed since then, and is not a precise indication of risk or performance-- past, present or future.

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Investor Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category.


                                  [BAR CHART]

                                          1 YEAR                    5 YEARS            SINCE INCEPTION: 9/9/93
                              --------------------------     ----------------------   ------------------------
                                    (0.45%)                      (0.56%)                     (0.58%)
                              ------------------             --------------           ----------------
             Total Return 2    (3.69%)   (3.24%)   4.20% 1    10.17%  10.73%  10.30%      8.88%   9.46%   n/a
% of Return Lost to Taxes       8.40%       --    41.43% 1     4.52%     --   15.44%       n/a      --    n/a
         AFTER-TAX RETURN 2    (4.00%)      --     2.46% 1     9.71%     --    8.71%       n/a      --    n/a


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared to a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index.


                                  [LINE GRAPH]

             INVESTOR
              SHARES       SCHWAB INTERNATIONAL INDEX         MSCI EAFE ND INDEX
   9/9/93     10000                            10000                      10000
  9/30/93      9770                             9786                       9749
 10/31/93     10150                            10167                      10049
 11/30/93      9420                             9454                       9171
 12/31/93     10096                            10137                       9833
  1/31/94     10769                            10823                      10664
  2/28/94     10558                            10623                      10634
  3/31/94     10156                            10172                      10176
  4/30/94     10458                            10544                      10607
  5/31/94     10407                            10448                      10547
  6/30/94     10488                            10508                      10696
  7/31/94     10649                            10692                      10798
  8/31/94     10941                            10999                      11054
  9/30/94     10559                            10621                      10706
 10/31/94     10950                            11026                      11062
 11/30/94     10428                            10478                      10530
 12/31/94     10484                            10564                      10597
  1/31/95     10108                            10254                      10190
  2/28/95     10189                            10282                      10160
  3/31/95     10759                            10964                      10794
  4/30/95     11145                            11346                      11200
  5/31/95     11176                            11303                      11067
  6/30/95     11064                            11168                      10873
  7/31/95     11623                            11826                      11550
  8/31/95     11237                            11384                      11110
  9/30/95     11470                            11661                      11327
 10/31/95     11318                            11461                      11022
 11/30/95     11562                            11782                      11329
 12/31/95     11975                            12238                      11785
  1/31/96     12006                            12277                      11834
  2/29/96     12026                            12300                      11874
  3/31/96     12232                            12529                      12126
  4/30/96     12530                            12826                      12478
  5/31/96     12396                            12674                      12249
  6/30/96     12489                            12761                      12317
  7/31/96     12139                            12430                      11958
  8/31/96     12253                            12538                      11984
  9/30/96     12592                            12907                      12303
 10/31/96     12571                            12863                      12177
 11/30/96     13136                            13460                      12662
 12/31/96     13067                            13341                      12499
  1/31/97     12640                            12898                      12061
  2/28/97     12827                            13114                      12259
  3/31/97     12932                            13202                      12303
  4/30/97     13025                            13344                      12368
  5/31/97     13984                            14324                      13174
  6/30/97     14766                            15160                      13899
  7/31/97     15214                            15570                      14125
  8/31/97     14109                            14447                      13070
  9/30/97     15078                            15354                      13801
 10/31/97     13869                            14110                      12740
 11/30/97     13859                            14055                      12610
 12/31/97     14022                            14254                      12720
  1/31/98     14538                            14830                      13301
  2/28/98     15382                            15727                      14155
  3/31/98     15782                            16139                      14591
  4/30/98     15888                            16248                      14706
  5/31/98     15888                            16209                      14634
  6/30/98     16025                            16315                      14745
  7/31/98     16067                            16419                      14894
  8/31/98     14085                            14350                      13049
  9/30/98     13632                            13880                      12648
 10/31/98     14981                            15335                      13966
 11/30/98     15751                            16198                      14681
 12/31/98     16244                            16729                      15261
  1/31/99     16190                            16640                      15216
  2/28/99     15829                            16311                      14853
  3/31/99     16541                            17060                      15473
  4/30/99     17212                            17794                      16099
  5/31/99     16371                            16897                      15270
  6/30/99     16999                            17586                      15866
  7/31/99     17616                            18240                      16337
  8/31/99     17775                            18410                      16398
  9/30/99     18105                            18724                      16563
 10/31/99     19073                            19722                      17184
 11/30/99     19945                            20579                      17781
 12/31/99     21704                            22386                      19377
  1/31/00     19999                            20761                      18147
  2/29/00     20278                            21097                      18635
  3/31/00     21457                            22294                      19358
  4/30/00     20299                            21089                      18340
  5/31/00     19720                            20470                      17892
  6/30/00     20460                            21234                      18592
  7/31/00     19667                            20411                      17813
  8/31/00     20021                            20770                      17967
  9/30/00     18980                            19696                      17092
 10/31/00     18369                            19083                      16689


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:
-  federal income tax was deducted from distributions before reinvestment
- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains
- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)
Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).


1 Source: Morningstar, Inc. As of 10/31/00, there were 732 funds in the Foreign Stock Fund category that had track records of at least one year and 305 funds with track records of at least five years. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

Schwab International Index Fund(R)

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/00

This chart compares performance of the fund's Select Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category.


                                  [BAR CHART]

                                          1 YEAR           SINCE INCEPTION: 5/19/97
                               -------------------------   ------------------------
                                    (0.41%)                      (0.80%)
                               -----------------           ----------------
             Total Return 2    (3.65%)   (3.24%)   4.20%      7.95%   8.75%  n/a
% of Return Lost to Taxes       9.86%       --    41.43%       n/a      --   n/a
         AFTER-TAX RETURN 2    (4.01%)      --     2.46%       n/a      --   n/a


PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared to a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index.


                                  [LINE GRAPH]

                    SELECT
                    SHARES    SCHWAB INTERNATIONAL INDEX      MSCI EAFE ND INDEX
  5/19/97           50000                          50000                   50000
  5/31/97           49375                          49283                   49248
  6/30/97           52170                          52161                   51961
  7/31/97           53755                          53571                   52803
  8/31/97           49815                          49706                   48859
  9/30/97           53240                          52827                   51595
 10/31/97           49005                          48550                   47627
 11/30/97           48970                          48360                   47141
 12/31/97           49580                          49042                   47551
  1/31/98           51405                          51027                   49725
  2/28/98           54385                          54111                   52917
  3/31/98           55800                          55529                   54547
  4/30/98           56175                          55905                   54978
  5/31/98           56175                          55770                   54708
  6/30/98           56655                          56133                   55124
  7/31/98           56845                          56493                   55681
  8/31/98           49840                          49376                   48782
  9/30/98           48240                          47757                   47284
 10/31/98           53005                          52763                   52211
 11/30/98           55725                          55732                   54885
 12/31/98           57490                          57561                   57053
  1/31/99           57305                          57252                   56881
  2/28/99           56025                          56122                   55528
  3/31/99           58585                          58699                   57843
  4/30/99           60955                          61225                   60186
  5/31/99           57980                          58137                   57086
  6/30/99           60200                          60507                   59313
  7/31/99           62385                          62757                   61074
  8/31/99           62950                          63342                   61300
  9/30/99           64115                          64425                   61919
 10/31/99           67575                          67857                   64241
 11/30/99           70660                          70806                   66470
 12/31/99           76920                          77025                   72439
  1/31/00           70880                          71433                   67839
  2/29/00           71870                          72588                   69664
  3/31/00           76050                          76708                   72367
  4/30/00           71905                          72561                   68561
  5/31/00           69895                          70431                   66888
  6/30/00           72515                          73058                   69503
  7/31/00           69740                          70228                   66591
  8/31/00           70995                          71462                   67169
  9/30/00           67310                          67769                   63898
 10/31/00           65110                          65658                   62390

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

The after-tax returns reflect several assumptions:
-  federal income tax was deducted from distributions before reinvestment
- the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains
- no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)
Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).


1 Source: Morningstar, Inc. As of 10/31/00, there were 732 funds in the Foreign Stock Fund category that had track records of at least one year and 305 funds with track records of at least five years. These funds may or may not use tax-efficient strategies.

2  Fund returns reflect expense reductions by the fund's investment adviser
   (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. After-tax return data is provided by Morningstar, Inc.

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/00
  1 VODAFONE GROUP PLC                       3.0%
  2 NTT DOCOMO, INC.                         2.8%
  3 BP AMOCO PLC                             2.3%
  4 TOYOTA MOTOR CORP.                       1.8%
  5 NORTEL NETWORKS CORP.                    1.6%
  6 ROYAL DUTCH PETROLEUM CO.                1.5%
  7 HSBC HOLDINGS PLC                        1.4%
  8 NIPPON TELEGRAPH & TELEPHONE CORP.       1.4%
  9 DEUTSCHE TELEKOM AG                      1.3%
 10 NOVARTIS AG, REGISTERED                  1.3%
                                             ----
  TOTAL PERCENTAGE OF INVESTMENTS            18.4%

STATISTICS as of 10/31/00

                                        PEER GROUP
                               FUND     AVERAGE 2
Number of Holdings              357         166
-------------------------------------------------
Median Market Cap ($ Mil)     $41,530     $22,343
-------------------------------------------------
Price/Earnings (P/E) Ratio     33.5        34.1
-------------------------------------------------
Price/Book (P/B) Ratio          5.9         6.4
-------------------------------------------------
12-Month Yield Investor Shares 0.90%       0.77%
-------------------------------------------------
Portfolio Turnover Rate         16%         92%
-------------------------------------------------
Three-Year Beta                0.75        0.72
-------------------------------------------------

EXPENSE RATIO as of 10/31/00

                             [BAR CHART]

INVESTOR SHARES         0.58% 3

SELECT SHARES(R)        0.47% 3

PEER GROUP AVERAGE      1.69% 2





1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/00, there were 732 funds in the Foreign Stock Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/01. The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

4   Source: Charles Schwab & Co., Inc.


PERFORMANCE AND WEIGHTINGS OF INDEX COUNTRIES 4

The bar chart shows how the countries in the Schwab International Index(R) performed during the report period. The pie chart shows the size (by stock market capitalization) of each of the countries in the index. The index counts each country's performance in proportion to its size.

                                  [BAR CHART]

INDEX PERFORMANCE 11/1/99 - 10/31/00
Canada                           37.9
Italy                            15.6
Sweden                           10.8
Australia                         7.9
France                            5.5
Denmark                           3.4
Hong Kong                         2.6
Netherlands                       1.1
Germany                           0.8
Spain                            -0.3
Schwab International Index       -3.2
United Kingdom                   -6.1
Switzerland                      -6.5
Japan                           -13.8
Belgium                         -17.4


INDEX COMPOSITION AS OF 10/31/00

                                  [PIE CHART]

 1    31.9%   Japan

 2    22.5%   United Kingdom

 3     8.6%   France

 4     8.1%   Germany

 5     6.2%   Switzerland

 6     6.0%   Netherlands

 7     3.6%   Canada

 8     3.5%   Italy

 9     2.6%   Spain

10     2.3%   Sweden

11     1.8%   Hong Kong

12     1.6%   Australia

13     0.9%   Belgium

14     0.6%   Denmark

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                       11/1/99 -        11/1/98 -     11/1/97 -      11/1/96 -       11/1/95 -
 INVESTOR SHARES                                        10/31/00         10/31/99      10/31/98       10/31/97        10/31/96
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   17.93           14.21          13.31          12.23          11.13
                                                         -----           -----          -----          -----          -----
Income from investment operations:
    Net investment income                                 0.20            0.19           0.17           0.17           0.16
    Net realized and unrealized gains or losses          (0.85)           3.66           0.88           1.08           1.07
                                                         -----           -----          -----          -----          -----
    Total income or loss from investment
     operations                                          (0.65)           3.85           1.05           1.25           1.23
Less distributions:
    Dividends from net investment income                 (0.15)          (0.13)         (0.15)         (0.17)         (0.13)
                                                         -----           -----          -----          -----          -----
    Net asset value at end of period                     17.13           17.93          14.21          13.31          12.23
                                                         =====           =====          =====          =====          =====
Total return (%)                                         (3.69)          27.31           8.02          10.33          11.07
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                       0.58 1          0.58           0.58           0.61           0.69
Expense reductions reflected in above ratio               0.23            0.41           0.46           0.52           0.48
Ratio of net investment income to
 average net assets                                       1.60            1.24           1.35           1.36           1.50
Portfolio turnover rate                                     16               5              6             13              6
Net assets, end of period ($ x 1,000,000)                  637             447            428            318            247

1 Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.

120  See the Financial Notes, which
     are integral to this information.

                                                               11/1/99 -       11/1/98 -      11/1/97 -      5/19/97 1 -
SELECT SHARES(R)                                                10/31/00        10/31/99       10/31/98       10/31/97
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           17.96           14.23          13.32         13.59
                                                                 -----           -----          -----         -----
Income from investment operations:
     Net investment income                                        0.27            0.18           0.22          0.04
     Net realized and unrealized gains or losses                 (0.91)           3.70           0.85         (0.31)
                                                                 -----           -----          -----         -----
     Total income or loss from investment
      operations                                                 (0.64)           3.88           1.07         (0.27)
 Less distributions:
     Dividends from net investment income                        (0.18)          (0.15)         (0.16)           --
                                                                 -----           -----          -----         -----
 Net asset value at end of period                                17.14           17.96          14.23         13.32
                                                                 =====           =====          =====         =====
 Total return (%)                                                (3.65)          27.49           8.16         (1.99) 2

 RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses
  to average net assets                                           0.47 4          0.47           0.47          0.47 3
 Expense reductions reflected in above ratio                      0.19            0.39           0.48          0.80 3
 Ratio of net investment income to
  average net assets                                              1.71            1.57           1.49          0.17 3
 Portfolio turnover rate                                            16               5              6            13
 Net assets, end of period ($ x 1,000,000)                         700             449             94            50

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.

                                       See the Financial Notes, which       121
                                       are integral to this information.

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS
As of October 31, 2000


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 +    New holding (since 10/31/99)

 -    Non-income producing security

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

99.6%     COMMON STOCK
          Market Value: $1,328,889
          Cost: $1,166,256

 0.4%     SHORT TERM INVESTMENTS
          Market Value: $5,605
          Cost: $5,605
----------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $1,334,494
          Cost: $1,171,864


         FOREIGN COMMON STOCK  99.6% of investments


                                                                                         MKT. VALUE
         SECURITY AND NUMBER OF SHARES                                                   ($ x 1,000)
         AUSTRALIA  1.4%
         ----------------------------------------------------------------------------------------
         AMP Ltd.   179,976                                                                 1,622
         Australia & New Zealand Banking Group Ltd.     229,702                             1,696
         Broken Hill Proprietary Co. Ltd.    272,306                                        2,639
   -     Cable and Wireless Optus Ltd.    526,166                                           1,114
         Commonwealth Bank of Australia     195,707                                         2,912
         National Australia Bank     236,597                                                3,286
         News Corp. Ltd.    339,732                                                         3,553
   -     OneSteel Ltd.    68,077                                                               32
         Westpac Banking Corp.    306,830                                                   2,095
                                                                                           ------
                                                                                           18,949
         BELGIUM  0.5%
         ----------------------------------------------------------------------------------------
         Almanij NV     27,381                                                              1,015
         Electrabel  SA     8,797                                                           1,908
   -     Fortis (B)     116,150                                                             3,554
                                                                                           ------
                                                                                            6,477
         CANADA  4.2%
         ----------------------------------------------------------------------------------------
         Alcan Aluminum Ltd.    37,466                                                      1,179
   +     Ballard Power Systems, Inc.    12,600                                              1,353
         Bank of Montreal     37,377                                                        1,725
         Bank of Nova Scotia     80,094                                                     2,281
         Barrick Gold Corp.    86,591                                                       1,148
         BCE, Inc.    97,164                                                                2,608
         BCT Telus Communications, Inc. 26,400                                                674
         Bombardier, Inc., Class B     226,100                                              3,546
         Canadian Imperial Bank of Commerce     54,445                                      1,725
         Canadian Pacific Ltd.    50,624                                                    1,467
  -+     Celestica, Inc.    33,400                                                          2,379
         Imperial Oil Ltd.    63,322                                                        1,596
         Loblaw Co. Ltd.    38,800                                                          1,326
+(5)     Nortel Networks Corp.    468,134                                                  21,180
   +     Power Financial Corp.    69,400                                                    1,459
         Royal Bank of Canada     87,772                                                    2,776
         Seagram Co. Ltd.    67,990                                                         3,891
   +     Shell Canada Ltd.    52,100                                                        1,192
         Toronto-Dominion Bank     96,856                                                   2,660
                                                                                          -------
                                                                                           56,165
         DENMARK  0.5%
         ----------------------------------------------------------------------------------------
         D/S 1912, Series B     172                                                         1,645
         Dampskibsselkabet Svendborg, Series B     111                                      1,466
         Novo-Nordisk A/S, Series B     10,672                                              2,261
         Tele Danmark A/S     32,861                                                        1,553
                                                                                          -------
                                                                                            6,925
         FRANCE  11.8%
         ----------------------------------------------------------------------------------------
         Accor SA     27,663                                                                1,118
         Air Liquide SA     14,016                                                          1,655
         Alcatel SA     178,073                                                            10,852
   +     Altran Technologies SA     4,850                                                     990
         Aventis SA     121,475                                                             8,752
         Axa     61,011                                                                     8,067
         BNP Paribas     72,921                                                             6,280

122  See the Financial Notes, which
     are integral to this information.

                                                                                         Mkt. Value
         Security and Number of Shares                                                   ($ x 1,000)
         Bouygues     55,335                                                                2,814
         Canal Plus     18,684                                                              2,700
         Cap Gemini SA     19,279                                                           3,072
         Carrefour Supermarche SA     111,232                                               7,458
         Castorama Dubois Investissements SA     5,864                                      1,191
         Compagnie de Saint-Gobain SA     13,719                                            1,813
         Credit Lyonnais SA     47,339                                                      1,617
+        Dassault Systemes SA     17,174                                                    1,308
         Establissements Economiques du Casino Guichard Perrachon SA     10,894               950
+        European Aeronautic Defense & Space Co.  117,744                                   2,395
+        France Telecom SA 161,321                                                         16,846
         Groupe Danone 21,924                                                               3,062
         L'Oreal 110,659                                                                    8,442
         Lafarge SA 18,043                                                                  1,331
+        Lagardere S.C.A.  23,390                                                           1,326
         LVMH Moet-Hennessy Vuitton 76,948                                                  5,609
         Pinault-Printemps-Redoute SA 19,854                                                3,539
         PSA Peugeot Citroen 6,683                                                          1,229
+        Renault SA 36,047                                                                  1,790
+        Sagem SA 5,698                                                                     1,043
         Sanofi-Synthelabo SA 121,626                                                       6,392
         Schneider Electric SA 25,234                                                       1,642
         Societe Generale, Class A 69,238                                                   3,926
         Societe Television Francaise 1 30,120                                              1,642
         STMicroelectronics NV 138,356                                                      6,972
         Suez Lyonnaise des Eaux SA 31,657                                                  4,824
+        Thomson CSF 26,590                                                                 1,192
         Total Fina Elf SA 116,263                                                         16,615
         Vivendi SA 96,790                                                                  6,949
                                                                                          -------
                                                                                          157,403
         GERMANY  7.8%
-------------------------------------------------------------------------------------------------
         BASF AG 105,779                                                                    4,142
         Bayer AG 118,963                                                                   5,158
         Bayerische Hypo-und Vereinsbank AG 65,411                                          3,590
         Bayerische Motoren Werke AG 106,314                                                3,516
+        Beiersdorf AG 13,000                                                               1,278
         Commerzbank AG 75,889                                                              2,139
         DaimlerChrysler AG 155,133                                                         7,140
         Deutsche Bank AG 94,565                                                            7,733
         Deutsche Lufthansa AG 63,568                                                       1,255
+(9)     Deutsche Telekom AG 477,600                                                       17,913
         Dresdner Bank AG 79,248                                                            3,298
         E.ON AG 132,993                                                                    6,750
-+       EM.TV & Merchandising AG 37,500                                                    1,128
         Ergo Versicherungsgruppe AG 10,500                                                 1,451
+        Fresenius Medical Care AG 14,400                                                   1,145
+        Henkel Kgaa 16,600                                                                 865
         Metro AG 43,648                                                                    1,757
         Muenchener Rueckversicher AG 27,256                                                8,559
         RWE AG 74,301                                                                      2,976
         SAP AG 28,400                                                                      4,643
         Schering AG 28,146                                                                 1,575
         Siemens AG 93,195                                                                 11,853
         ThyssenKrupp AG 78,370                                                             1,116
         Volkswagen AG 49,820                                                               2,486
                                                                                          -------
                                                                                          103,466
         HONG KONG / CHINA  2.0%
-------------------------------------------------------------------------------------------------
         Cheung Kong Holdings 355,000                                                       3,926
         CLP Holdings Ltd.  293,900                                                         1,372
         Hang Seng Bank Ltd.  301,700                                                       3,549
         Henderson Land Development Co.  282,000                                            1,215
         Hong Kong Electric Holdings Ltd.  341,756                                          1,128
         Hutchison Whampoa Ltd.  664,800                                                    8,247
         Johnson Electric Holdings 540,000                                                  1,073
-+       Pacific Century CyberWorks Ltd.  2,710,978                                         2,086
         Sun Hung Kai Properties Ltd.  337,694                                              2,793
         Swire Pacific Ltd., Class A 246,500                                                1,520
                                                                                          -------
                                                                                           26,909
         ITALY  4.8%
-------------------------------------------------------------------------------------------------
-+       AEM SPA 297,187                                                                      982
+        Alleanza Assicurazioni SPA 112,662                                                 1,493
+        Alleanza Assicurazioni SPA -- RNC 76,755                                             590
         Assicurazioni Generali 192,362                                                     6,318
         Autostrade Concessioni e Costruzioni Autostrade SPA 160,539                          932
         Banca Commerciale Italiana SPA 213,676                                             1,255
+        Banca Fideuram SPA 133,688                                                         2,053

                                          See the Financial Notes, which     123
                                          are integral to this information.

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS
PORTFOLIO HOLDINGS Continued
As of October 31, 2000

                                                                                         Mkt. Value
         Security and Number of Shares                                                   ($ x 1,000)
         Banca Intesa SPA 686,260                                                           2,844
         Banca Intesa SPA -- RNC 307,838                                                      744
+        Banca Monte dei Paschi di Siena SPA 328,813                                        1,364
+        Banca Nazionale Del Lavoro SPA 332,898                                             1,078
-+       Bipop-Carire SPA 259,134                                                           2,047
         Ente Nazionale Idrocarburi SPA 1,220,290                                           6,599
         Fiat SPA 58,110                                                                    1,350
         Fiat SPA -- RNC 40,452                                                               529
+        Finmeccanica SPA 1,111,161                                                         1,272
         Mediaset SPA 177,519                                                               2,565
         Olivetti SPA 708,459                                                               2,144
+        Riunione Adriatica di Sicurta SPA 133,886                                          1,756
+        Rolo Banca 1473 SPa     65,393                                                     1,214
+        Seat-Pagine Gialle SPa     701,558                                                 1,909
         Telecom Italia SPa     568,694                                                     6,580
         Telecom Italia SPA -- RNc     265,037                                              1,440
         TIM SPa     1,042,021                                                              8,850
         TIM SPA -- RNc     223,802                                                         1,186
+        Tiscali SPa     36,045                                                             1,137
         Unicredito Italiano SPa     742,035                                                3,774
                                                                                          -------
                                                                                           64,005
         JAPAN  26.9%
-------------------------------------------------------------------------------------------------
         Advantest Corp.     15,700                                                         2,046
         Ajinomoto Co., Inc.     137,000                                                    1,531
         The Asahi Bank Ltd.     408,000                                                    1,607
         Asahi Chemical Industry Co. Ltd.     206,000                                       1,275
         Asahi Glass Co. Ltd.     191,000                                                   1,959
         The Bank of Tokyo-Mitsubishi Ltd.     723,500                                      8,674
+        Benesse Corp.     17,000                                                             934
         Bridgestone Corp.     124,000                                                      1,229
         Canon, Inc.     134,000                                                            5,314
         Central Japan Railway Co.     362                                                  2,205
         Chubu Electric Power Co., Inc.     107,100                                         1,766
         DAI Nippon Printing Co. Ltd.     125,000                                           1,958
         Daiwa Securities Group, Inc.     213,000                                           2,358
         DDI Corp.     464                                                                  2,177
         Denso Corp.     144,000                                                            3,284
         East Japan Railway Co.     375                                                     2,153
+        Eisai Co. Ltd.     48,000                                                          1,477
         Fanuc     37,100                                                                   3,330
         Fuji Photo Film Co. Ltd.     87,000                                                3,227
+        Fuji Television Network, Inc.     100                                              1,099
+        Fujisawa Pharmaceutical Co. Ltd.     50,000                                        1,571
         Fujitsu Ltd.     305,000                                                           5,430
+        Furukawa Electric Co. Ltd.     101,000                                             2,655
         Hitachi Ltd.     520,000                                                           5,572
         Honda Motor Co. Ltd.     152,000                                                   5,248
         Hoya Corp.     16,000                                                              1,322
         Ito-Yokado Co. Ltd.     68,000                                                     3,070
         Japan Telecom Co. Ltd.     100                                                     2,015
         Japan Tobacco, Inc.     301                                                        2,068
         Kansai Electric Power Co.     144,300                                              2,362
         KAO Corp.     108,000                                                              3,234
         Keyence Corp.     6,300                                                            1,956
         Kinki Nippon Railway Co. Ltd.     360,830                                          1,563
         Kirin Brewery Co. Ltd.     168,000                                                 1,751
         Kyocera Corp.     29,000                                                           3,771
+        Marui Co. Ltd.     66,000                                                            973
         Matsushita Communications Industrial Co. Ltd.     29,000                           3,798
         Matsushita Electric Industrial Co. Ltd.     330,000                                9,581
         Matsushita Electric Works    139,000                                               1,636
         Mitsubishi Chemical Corp.     434,000                                              1,371
         Mitsubishi Corp.     286,000                                                       2,357
         Mitsubishi Electric Corp.     372,000                                              2,671
         Mitsubishi Estate Co. Ltd.     189,000                                             2,008
         Mitsubishi Heavy Industries Ltd.     510,000                                       1,980
         Mitsubishi Trust & Banking Corp.     190,000                                       1,540
         Mitsui & Co. Ltd.     246,000                                                      1,633
+        Mitsui Fudosan Co. Ltd.     115,000                                                1,392
-+       Mizuho Holdings, Inc.     1,457                                                   11,195
         Murata Manufacturing Co. Ltd.     37,000                                           4,426
         NEC Corp.     251,000                                                              4,781
         The Nikko Securities Co. Ltd.     288,000                                          2,485
+        Nikon Corp.     50,000                                                               726
         Nintendo Co. Ltd.     22,600                                                       3,736
         Nippon Steel Corp.     995,000                                                     1,613
(8)      Nippon Telegraph & Telephone Corp.     1,992                                      18,116
+        Nippon Television Network     4,000                                                2,253

124  See the Financial Notes, which
     are integral to this information.

                                                                                         MKT. VALUE
         SECURITY AND NUMBER OF SHARES                                                   ($ x 1,000)
-        Nissan Motor Co. Ltd.     643,000                                                  4,411
+        Nitto Denko Corp.     34,000                                                       1,149
         Nomura Securities Co. Ltd.     306,000                                             6,488
+        NTT Data Corp.     432                                                             3,363
(2)      NTT DoCoMo, Inc.     1,517                                                        37,373
+        OJI Paper Co. Ltd.     165,000                                                       960
+        Omron Corp.     53,000                                                             1,306
+        Oriental Land Co. Ltd.     17,000                                                  1,028
         Osaka Gas Co. Ltd.     392,000                                                       966
         Ricoh Co. Ltd.     97,000                                                          1,492
         Rohm Co. Ltd.     18,000                                                           4,535
         Sakura Bank Ltd.     638,000                                                       4,645
         Sankyo Co. Ltd.     62,000                                                         1,366
         The Sanwa Bank Ltd.     463,000                                                    4,113
         Sanyo Electric Co. Ltd.     281,000                                                2,136
         Secom Co. Ltd.     34,000                                                          2,423
         Sekisui House Ltd.     120,000                                                     1,268
         Seven-Eleven Japan Co.     131,000                                                 8,518
         Sharp Corp.     165,000                                                            2,100
         Shin-Etsu Chemical Co.     65,700                                                  2,696
         The Shizuoka Bank Ltd.     176,000                                                 1,597
         SMC Corp.     10,000                                                               1,414
         Softbank Corp.     54,000                                                          3,239
         Sony Corp.     138,400                                                            11,053
         The Sumitomo Bank Ltd.     522,000                                                 6,334
         Sumitomo Chemical Co. Ltd.     302,000                                             1,488
         Sumitomo Corp.     174,000                                                         1,530
         Sumitomo Electric Industries Ltd.     131,000                                      2,417
         Sumitomo Trust & Banking Co. Ltd.     220,000                                      1,692
         Taisho Pharmaceutical Co. Ltd.     51,000                                          1,467
         Taiyo Yuden Co. Ltd.     25,000                                                      955
         Takeda Chemical Industries Ltd.     145,000                                        9,548
         TDK Corp.     22,000                                                               2,216
         Terumo Corp.     44,000                                                            1,245
         The Tokai Bank Ltd.     385,000                                                    2,063
         Tokio Marine & Fire Insurance Co.     229,000                                      2,529
         Tokyo Broadcasting System     26,000                                               1,017
         Tokyo Electric Power Co., Inc.     206,700                                         5,017
         Tokyo Electronics Ltd.     28,000                                                  2,190
         Tokyo Gas Co. Ltd.     471,000                                                     1,229
         Toppan Printing Co. Ltd.     152,000                                               1,342
         Toshiba Corp.     482,000                                                          3,443
(4)      Toyota Motor Corp.     588,000                                                    23,479
         West Japan Railway Co.     273                                                     1,120
         Yamanouchi Pharmaceutical Co. Ltd.     52,000                                      2,353
         Yamato Transport Co. Ltd.     78,000                                               1,575
                                                                                          -------
                                                                                          359,350
         NETHERLANDS  5.9%
         -----------------
         ABN-AMRO Holdings NV 239,217                                                       5,535
         Aegon NV 209,586                                                                   8,314
         Akzo Nobel NV 43,972                                                               2,000
-        ASM Lithography Holding NV 63,272                                                  1,727
-+       Equant NV 35,326                                                                   1,181
-        Fortis (NL) NV 77,095                                                              2,352
+        Heineken NV 50,834                                                                 2,758
         ING Groep NV 149,477                                                              10,252
         Koninklijke Ahold NV 110,848                                                       3,216
         Koninklijke Philips Electronics NV 202,862                                         7,963
(6)      Royal Dutch Petroleum Co.     343,316                                             20,338
         Royal KPN NV 141,497                                                               2,863
         TNT Post Group NV 74,422                                                           1,574
         Unilever NV-CVA     90,046                                                         4,511
-+       United Pan-Europe Communications NV Class A     64,336                             1,126
         VNU NV 35,955                                                                      1,691
         Wolters Kluwer NV-CVA     65,554                                                   1,474
                                                                                          -------
                                                                                           78,875
         SPAIN  2.7%
         -----------
         Banco Bilbao Vizcaya Argentaria SA     506,368                                     6,738
         Banco Popular Espanol     34,068                                                   1,018
         Banco Santander Central Hispano SA     654,981                                     6,340
         Endesa SA     155,665                                                              2,533
         Gas Natural SDG SA     78,688                                                      1,347
-        Iberdrola SA     137,409                                                           1,678
         Repsol YPF SA     195,798                                                          3,107
-        Telefonica SA     655,930                                                         12,493
                                                                                          -------
                                                                                           35,254

                                          See the Financial Notes, which     125
                                          are integral to this information.

SCHWAB INTERNATIONAL INDEX FUND(R) - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2000


                                                                                         MKT. VALUE
         SECURITY AND NUMBER OF SHARES                                                   ($ x 1,000)
         SWEDEN  2.5%
         ------------
+        Europolitan Holdings AB     92,307                                                   829
         Foreningssparbaken AB     80,166                                                   1,148
         Hennes & Mauritz AB, Series B     127,045                                          2,371
-+       NetCom AB, Class B     16,371                                                        766
         Nordic Baltic Holding AB     430,385                                               3,221
+        Securitas AB, Class B     55,925                                                   1,189
         Skandia Forsakrings AB     161,720                                                 2,736
         Skandinaviska Enskilda Banken, Series A     107,724                                1,269
         Svenska Handelsbanken AB, Series A     86,306                                      1,352
         Svenska Handelsbanken AB, Series B     49,697                                        769
         Telefonaktiebolaget LM Ericsson, Class B     1,225,073                            16,261
         Volvo AB, Series A     42,580                                                        637
         Volvo AB, Series B     45,050                                                        692
                                                                                          -------
                                                                                           33,240
         SWITZERLAND  6.1%
         -----------------
         ABB Ltd.     49,072                                                                4,360
         Adecco SA     2,605                                                                1,801
         Cie Financiere Richemont, Series A     764                                         2,124
         Credit Suisse Group, Registered     42,392                                         7,945
         Holderbank Financiere Glarus AG, Bearer     1,302                                  1,368
         Holderbank Financiere Glarus AG, Registered     3,740                              1,100
         Nestle SA, Registered     6,097                                                   12,631
(10)     Novartis AG, Registered     11,267                                                17,088
         Roche Holding AG, Bearer     257                                                   2,776
         Roche Holding AG, Genus    1,107                                                  10,109
         Schweizerische Lebensversicherungs-und Rentenanstalt     1,600                     1,244
+        Swisscom AG, Registered     11,396                                                 2,893
         UBS AG, Registered     67,962                                                      9,411
+        Zurich Financial Services AG     13,472                                            6,518
                                                                                          -------
                                                                                           81,368
         UNITED KINGDOM  22.5%
         ---------------------
         Abbey National PLC     206,737                                                     2,855
         Amvescap PLC     109,531                                                           2,449
 -+      ARM Holdings PLC     146,005                                                       1,442
         AstraZeneca PLC     276,556                                                       12,963
         BAA PLC     143,314                                                                1,192
         BAE Systems PLC     420,330                                                        2,390
         Bank of Scotland PLC     167,830                                                   1,567
         Barclays PLC     257,565                                                           7,376
         BASS PLC     114,181                                                               1,118
         BG Group PLC     555,316                                                           2,226
         BOC Group PLC     69,920                                                             975
         Boots Co. PLC     113,489                                                            906
(3)      BP Amoco PLC     3,590,077                                                        30,471
         British American Tobacco PLC     330,995                                           2,321
-        British Sky Broadcasting PLC     293,831                                           4,245
         British Telecommunications PLC     1,046,268                                      12,276
         Cable & Wireless PLC     442,218                                                   6,261
         Cadbury Schweppes PLC     288,970                                                  1,788
+        Carlton Communications PLC     119,714                                               965
         Centrica PLC     596,018                                                           2,051
         CGNU PLC     340,029                                                               4,552
+        CMG PLC     89,440                                                                 1,478
-+       Colt Telecom Group PLC     110,422                                                 3,528
         Diageo PLC     515,475                                                             4,869
         Dixons Group PLC     380,071                                                       1,131
+        Emi Group PLC     151,595                                                          1,136
         GKN PLC     123,926                                                                1,422
         GKN PLC, Class B     112,926                                                          16
         Glaxo Wellcome PLC     563,770                                                    16,242
-        Granada Compass PLC     284,501                                                    2,454
         Halifax Group PLC     367,749                                                      2,894
         Hays PLC     273,040                                                               1,492
(7)      HSBC Holdings PLC     1,340,668                                                   19,117
         Invensys PLC     536,368                                                           1,281
         J Sainsbury PLC     256,515                                                        1,442
         Kingfisher PLC     224,137                                                         1,341
+        Land Securities PLC     111,739                                                    1,152
 -       Lattice Group PLC     555,316                                                      1,185
         Legal & General Group PLC     786,557                                              1,959
         Lloyds TSB Group PLC     839,425                                                   8,557
+        Logica PLC     75,618                                                              2,239
+        Marconi PLC     422,564                                                            5,338
         Marks & Spencer PLC     430,439                                                    1,200
         National Grid Group PLC     221,283                                                1,920
 -       P & O Princess Cruises PLC     158,799                                               624

126  See the Financial Notes, which
     are integral to this information.

                                                                                         MKT. VALUE
         SECURITY AND NUMBER OF SHARES                                                   ($ X 1,000)
         Pearson, Inc. PLC     116,225                                                      3,121
         Peninsular & Oriental Steam Navigation     158,799                                   655
         Prudential Corp. PLC     302,788                                                   4,076
         Railtrack Group PLC     67,870                                                     1,051
+        Reckitt Benckiser PLC     121,651                                                  1,600
         Reed International PLC     202,964                                                 1,877
         Rentokil Initial PLC     632,994                                                   1,461
         Reuters Group PLC     221,741                                                      4,321
         Rio Tinto PLC     158,600                                                          2,568
         Rolls-Royce PLC     4,904                                                             13
         Royal & Sun Alliance Insurance Group PLC     255,512                               1,820
         Royal Bank of Scotland Group PLC     401,462                                       9,018
-+       Sage Group PLC     211,963                                                         1,548
         Scottish & Southern Energy PLC     115,521                                           961
         Scottish Power PLC     255,801                                                     1,922
+        Sema Group PLC     91,564                                                          1,157
         Shell Transport & Trading Co. PLC     1,562,409                                   12,580
         SmithKline Beecham PLC     877,418                                                11,340
         Standard Chartered PLC     168,487                                                 2,432
-        Telewest Communications PLC     743,967                                            1,232
         Tesco PLC     1,095,810                                                            4,181
         Unilever PLC     463,912                                                           3,141
 (1)     Vodafone Group PLC     9,703,324                                                  40,404
         WPP Group PLC     102,317                                                          1,374
                                                                                          -------
                                                                                          300,259
         UNITED STATES  0.0%
-------------------------------------------------------------------------------------------------
-        NTL, Inc.     5,553                                                                  244

         SHORT-TERM INVESTMENTS
         0.4% of investments
         SECURITY                               FACE VALUE                             MKT. VALUE
         RATE, MATURITY DATE                    ($ X 1,000)                            ($ X 1,000)
         Wachovia Bank Time Deposit
         6.030%, 11/01/00                            5,605                                  5,605

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

                                          See the Financial Notes, which     127
                                          are integral to this information.

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of October 31, 2000. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                         $1,334,494 a
Collateral held for securities on loan                                  108,298
Foreign currency (Cost $30)                                                  30
Receivables:
      Fund shares sold                                                    2,172
      Interest                                                                1
      Dividends                                                           1,269
      Investments sold                                                      673
      Income from lending securities                                         39 b
      Dividend tax reclaim                                                  820
Prepaid expenses                                             +               44
                                                            --------------------
TOTAL ASSETS                                                          1,447,840

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                  108,298
Payables:
      Fund shares redeemed                                                1,893
      Withholding taxes                                                      37
      Investment adviser and administrator fees                              24
      Transfer agent and shareholder service fees                            27
Accrued expenses                                             +              282
                                                            --------------------
TOTAL LIABILITIES                                                       110,561

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,447,840
TOTAL LIABILITIES                                            -          110,561
                                                            --------------------
NET ASSETS                                                           $1,337,279

NET ASSETS BY SOURCE

Capital received from investors                                       1,185,477
Net investment income not yet distributed                                19,116
Net realized capital losses                                             (29,825)
Net unrealized capital gains on investments
and translating assets and liabilities into
reporting currency                                                      162,511

NET ASSET VALUE (NAV)

                                                SHARES
SHARE CLASS                  NET ASSETS  /    OUTSTANDING     =          NAV
Investor Shares              $637,218           37,206                 $17.13
Select Shares(R)             $700,061           40,837                 $17.14

a The fund paid $1,171,864 for these securities. Not counting short-term obligations and government securities, the fund paid $743,323 for securities during the report period and received $195,251 from securities it sold or that matured. This includes $3,515 in transactions with other SchwabFunds(R).

b Market value of securities loaned: $102,281.


FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                              $1,182,392
NET UNREALIZED GAINS AND LOSSES:

Gains                                                                  $244,650
Losses                                                         +        (92,548)
                                                               -----------------
                                                                       $152,102

RECLASSIFICATIONS:

Net realized capital losses                                                $813
Reclassified as:
  Net investment income
  not yet distributed                                                     ($813)
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                                   Loss amount
         2002                                                             $ 140
         2004                                                             1,743
         2005                                                             1,837
         2006                                                            11,905
         2007                                                                 7
         2008                                                             3,669

128 See the Financial Notes, which
    are integral to this information.

Statement of
OPERATIONS
For November 1, 1999 through October 31, 2000. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $24,893 a
Interest                                                                1,095
Lending of securities                                          +          384
                                                               --------------
TOTAL INVESTMENT INCOME                                                26,372

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                               (13,715)
Net realized losses on foreign currency transactions           +         (370)
                                                               --------------
NET REALIZED LOSSES                                                   (14,085)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                  (85,560)
Net unrealized losses on foreign currency transactions         +         (119)
                                                               --------------
NET UNREALIZED LOSSES                                                 (85,679)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                               5,596 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,461 c
   Select Shares(R)                                                       621 c
Trustees' fees                                                             11 d
Custodian fees                                                            510
Portfolio accounting fees                                                 187
Professional fees                                                          68
Registration fees                                                         231
Shareholder reports                                                       154
Proxy fees                                                                 95
Other expenses                                                 +           27
                                                               --------------
Total expenses                                                          8,961
Expense reduction                                              -        2,561 e
                                                               --------------
NET EXPENSES                                                            6,400

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                26,372
NET EXPENSES                                                   -        6,400
                                                               ---------------
NET INVESTMENT INCOME                                                  19,972
NET REALIZED LOSSES                                                   (14,085) f
NET UNREALIZED LOSSES                                          +      (85,679) f
                                                                ---------------
DECREASE IN NET ASSETS FROM OPERATIONS                                ($79,792)

a An additional $1,870 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of assets beyond that. Prior to February 29, 2000, the percentages were 0.70% of the first $300 million and 0.60% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d For the fund's independent trustees only.

e Includes $2,327 from the investment adviser (CSIM) and $234 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2001, as follows:

                                                             % OF AVERAGE
SHARE CLASS                                                 DAILY NET ASSETS
--------------------------------------------------------------------------------
Investor Shares                                                   0.58
Select Shares                                                     0.47



This limit does not include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $99,764.

                                           See the Financial Notes, which    129
                                           are integral to this information.

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------

                                                                         11/1/99 - 10/31/00                11/1/98 - 10/31/99
Net investment income                                                               $19,972                            $9,282
Net realized losses                                                                 (14,085)                             (436)
Net unrealized gains or losses                                      +               (85,679)                          159,588
                                                                    ----------------------------------------------------------
INCREASE OR DECREASE IN NET ASSETS FROM OPERATIONS                                  (79,792)                          168,434

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------

Dividends from net investment income
Investor Shares                                                                       4,063                             4,066
Select Shares(R)                                                    +                 4,878                             1,055
                                                                    ----------------------------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                                           $8,941                            $5,121

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                                                                    11/1/99 - 10/31/00                   11/1/98 - 10/31/99
                                                                 QUANTITY         VALUE            QUANTITY             VALUE
Shares sold:
  Investor Shares                                                  19,884        $374,024            11,715            $186,131
  Select Shares                                           +        20,555         387,062            20,684             334,045
                                                          ---------------------------------------------------------------------
TOTAL SHARES SOLD                                                  40,439        $761,086            32,399            $520,176

Shares reinvested:
  Investor Shares                                                     193          $3,704               255              $3,798
  Select Shares                                           +           233           4,478                61                 904
                                                          ---------------------------------------------------------------------
TOTAL SHARES REINVESTED                                               426          $8,182               316              $4,702

Shares redeemed:
  Investor Shares                                                   7,778        $145,804            17,223            $277,601
  Select Shares                                           +         4,945          92,957             2,328              37,107
                                                          ---------------------------------------------------------------------
TOTAL SHARES REDEEMED                                              12,723        $238,761            19,551            $314,708 a
NET INCREASE                                                       28,142        $530,507            13,164            $210,170 b

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------

                                                                     11/1/99 - 10/31/00                 11/1/98 - 10/31/99
                                                                   SHARES      NET ASSETS            SHARES          NET ASSETS
Beginning of period                                                49,901        $895,505            36,737            $522,022
Total increase                                            +        28,142         441,774            13,164             373,483 c
                                                          ---------------------------------------------------------------------
END OF PERIOD                                                      78,043      $1,337,279            49,901            $895,505 d

a Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD
Investor Shares                                                           $336
Select Shares                                                      +       200
                                                                   -----------
Total                                                                     $536

PRIOR PERIOD
Investor Shares                                                            $65
Select Shares                                                      +        50
                                                                   -----------
Total                                                                     $115

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $19,116 for the current period and $8,898 for the prior period.

Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

SCHWAB MARKETTRACK PORTFOLIOS(R)
All Equity Portfolio                                              9.8%
Growth Portfolio                                                  8.3%
Balanced Portfolio                                                5.6%
Conservative Portfolio                                            1.4%
SCHWAB ANNUITY PORTFOLIOS
Growth Portfolio II                                               0.3%

130 See the Financial Notes, which
    are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has its own costs and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                              INVESTOR          SELECT
FUND                           SHARES          SHARES(R)       e.SHARES
--------------------------------------------------------------------------------
S&P 500                           -                -               -
Schwab 1000                       -                -
Small-Cap Index                   -                -
Total Stock Market Index          -                -
International Index               -                -

For these funds, shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS
--------------------------------------------------------------------------------

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS
Organized October 26, 1990
  Schwab 1000 Fund(R)
  Schwab Short-Term Bond Market Index Fund
  Schwab Total Bond Market Index Fund
  Schwab YieldPlus Fund(TM)
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab California Short/Intermediate Tax-Free
   Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund

SCHWAB CAPITAL TRUST
Organized May 7, 1993
  Schwab S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(TM)
  Schwab International Index Fund(R)
  Schwab Analytics Fund(R)
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Schwab MarketManager Growth Portfolio
  Schwab MarketManager Balanced Portfolio
  Schwab MarketManager Small Cap Portfolio
  Schwab MarketManager International Portfolio
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund
  Institutional Select(TM)S&P 500 Fund
  Institutional Select(TM)Large-Cap Value Index Fund
  Institutional Select(TM)Small-Cap Value Index Fund

FINANCIAL NOTES

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS TO PARTICIPATE IN THE RETURN OF AN INDEX. Futures contracts involve certain risks, because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. As of the report date, the fund had no forwards in its portfolio.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

Among the terms of the funds' repurchase agreements is that they be fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services. Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds limiting certain expenses. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER AND/OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the independent trustees, as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, a fund may own shares of The Charles Schwab Corp. if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios,(TM) which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

FINANCIAL NOTES

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

         EXCHANGE-TRADED SECURITIES: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

         SECURITIES TRADED OVER-THE-COUNTER: same as exchange-traded securities.

         SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
         SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

         FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

         SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are figured using exchange rates in effect on the transaction date.

The funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from fluctuations in market prices of investments held.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab S&P 500 Fund

Schwab 1000 Fund(R)

Schwab Total Stock Market Index Fund(TM)

Schwab Small-Cap Index Fund(R)

Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Fund, Schwab 1000 Fund(R) (one of the portfolios constituting Schwab Investments), Schwab Total Stock Market Index Fund(TM), Schwab Small-Cap Index Fund(R), and Schwab International Index Fund(R) (hereafter collectively referred to as the "funds") at October 31, 2000, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, CA
December 12, 2000

PROXY VOTING RESULTS (UNAUDITED)

SHAREHOLDERS OF THE FUNDS COVERED IN THIS REPORT APPROVED ALL PROPOSALS DESCRIBED IN THE MOST RECENT SCHWABFUNDS(R) PROXY SOLICITATION. A special meeting of the shareholders of Schwab Capital Trust and Schwab Investments was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below by proposal.

                                                       FOR            WITHHELD
--------------------------------------------------------------------------------
Proposal 1
ELECTION OF TRUSTEES (SCHWAB CAPITAL TRUST)

Charles R. Schwab                                  289,830,691       68,146,593
Mariann Byerwalter                                 289,803,100       68,174,184
Jeremiah H. Chafkin                                290,116,655       67,860,629
Donald F. Dorward                                  289,894,704       68,082,580
William A. Hasler                                  289,963,656       68,013,628
Robert G. Holmes                                   290,075,539       67,901,745
Steven L. Scheid                                   290,226,860       67,750,424
Gerald B. Smith                                    290,102,267       67,875,017
Donald R. Stephens                                 290,162,159       67,815,125
Michael W. Wilsey                                  290,227,986       67,749,298

ELECTION OF TRUSTEES (SCHWAB INVESTMENTS)

Charles R. Schwab                                  164,731,678       19,977,396
Mariann Byerwalter                                 164,731,678       19,977,396
Jeremiah H. Chafkin                                164,731,678       19,977,396
Donald F. Dorward                                  164,731,678       19,977,396
William A. Hasler                                  164,731,678       19,977,396
Robert G. Holmes                                   164,731,678       19,977,396
Steven L. Scheid                                   164,731,678       19,977,396
Gerald B. Smith                                    164,731,678       19,977,396
Donald R. Stephens                                 164,731,678       19,977,396
Michael W. Wilsey                                  164,731,678       19,977,396

                                                                                       FOR            AGAINST         ABSTAINED 1
------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL 2c1
TO APPROVE CHANGES TO RESTRICTIONS REGARDING BORROWING.

Schwab S&P 500 Fund                                                                143,724,607        3,999,214        35,801,921
Schwab 1000(R)                                                                      75,333,834        2,664,432        18,546,852
Schwab Small-Cap Index Fund(R)                                                      28,545,531          591,356           813,594
Schwab International Index Fund(R)                                                  29,554,482          519,028         1,060,508

PROPOSAL 2c2
TO APPROVE CHANGES TO RESTRICTIONS REGARDING LENDING.

Schwab S&P 500 Fund                                                                143,619,954        4,023,269        35,882,519
Schwab 1000                                                                         75,282,017        2,696,603        18,566,498
Schwab Small-Cap Index Fund                                                         28,538,352          600,356           811,773
Schwab International Index Fund                                                     29,559,344          517,860         1,056,814

PROPOSAL 2c3
TO APPROVE CHANGES TO RESTRICTIONS REGARDING SENIOR SECURITIES.

Schwab S&P 500 Fund                                                                143,776,649        3,835,530        35,913,563
Schwab 1000                                                                         75,474,928        2,441,866        18,628,324
Schwab Small-Cap Index Fund                                                         28,547,289          587,637           815,555
Schwab International Index Fund                                                     29,445,882          626,254         1,061,882

PROPOSAL 2d

TO APPROVE CHANGES TO RESTRICTIONS REGARDING DIVERSIFICATION.

Schwab S&P 500 Fund                                                                144,262,800        3,452,434        35,810,508
Schwab 1000                                                                         75,736,838        2,278,087        18,530,193
Schwab Small-Cap Index Fund                                                         28,587,955          548,307           814,219
Schwab International Index Fund                                                     29,610,805          467,708         1,055,505

PROPOSAL 2f

TO APPROVE CHANGES TO RESTRICTIONS REGARDING RESTRICTED OR ILLIQUID SECURITIES.

Schwab S&P 500 Fund                                                                143,500,531        4,141,136        35,884,075
Schwab 1000                                                                         75,115,192        2,852,761        18,577,165
Schwab Small-Cap Index Fund                                                         28,476,187          664,012           810,282
Schwab International Index Fund                                                     29,430,041          651,558         1,052,419

PROPOSAL 2h

TO APPROVE CHANGES TO RESTRICTIONS REGARDING OWNERSHIP OF SECURITIES.

Schwab S&P 500 Fund                                                                143,776,649        3,835,530        35,913,563
Schwab 1000                                                                         75,474,928        2,441,866        18,628,324
Schwab Small-Cap Index Fund                                                         28,547,289          587,637           815,555
Schwab International Index Fund                                                     29,445,882          626,254         1,061,882


1 Includes broker non-votes.

                                                                                       FOR            AGAINST         ABSTAINED 1
------------------------------------------------------------------------------------------------------------------------------------
PROPOSAL 2i

TO APPROVE CHANGES TO RESTRICTIONS REGARDING INDUSTRY CONCENTRATION.

Schwab S&P 500 Fund                                                                144,000,435        3,605,355        35,919,952
Schwab 1000(R)                                                                      75,484,898        2,491,463        18,568,757
Schwab Small-Cap Index Fund(R)                                                      28,571,274          568,552           810,654
Schwab International Index Fund(R)                                                  29,581,436          495,337         1,057,245

PROPOSAL 2j

TO APPROVE CHANGES TO RESTRICTIONS REGARDING COMMODITIES, FUTURES, AND REAL
ESTATE.

Schwab S&P 500 Fund                                                                143,626,528        4,011,490        35,887,724
Schwab 1000                                                                         75,105,085        2,888,198        18,551,835
Schwab Small-Cap Index Fund                                                         28,495,105          642,479           812,896
Schwab International Index Fund                                                     29,525,824          546,464         1,061,730

PROPOSAL 2k

TO APPROVE CHANGES TO RESTRICTIONS REGARDING UNDERWRITING OF SECURITIES.

Schwab S&P 500 Fund                                                                143,826,747        3,818,261        35,880,734
Schwab 1000                                                                         75,343,762        2,603,781        18,597,575
Schwab Small-Cap Index Fund                                                         28,559,582          582,543           808,356
Schwab International Index Fund                                                     29,580,737          496,340         1,056,941

PROPOSAL 2l

TO APPROVE CHANGES TO RESTRICTIONS REGARDING CONTROL OF AN ISSUER.

Schwab S&P 500 Fund                                                                144,449,548        3,480,991        35,595,203
Schwab 1000                                                                         75,550,728        2,476,012        18,518,378
Schwab Small-Cap Index Fund                                                         28,618,383          584,453           747,645
Schwab International Index Fund                                                     30,175,116          501,706           457,196

PROPOSAL 3a

TO APPROVE CHANGES TO RESTRICTIONS REGARDING THE SCHWAB SMALL-CAP INDEX FUND
INVESTMENT OBJECTIVE AND TO ELIMINATE THE FUND'S INVESTMENT POLICY REGARDING
PORTFOLIO COMPOSITION.

Schwab Small-Cap Index Fund                                                         29,000,928          410,034           539,519

PROPOSAL 3b

TO APPROVE CHANGES TO RESTRICTIONS REGARDING THE SCHWAB INTERNATIONAL INDEX FUND
INVESTMENT OBJECTIVE AND TO ELIMINATE THE FUND'S INVESTMENT POLICY REGARDING
PORTFOLIO COMPOSITION.

Schwab International Index Fund                                                     30,502,318          388,639           243,061

1 Includes broker non-votes.

HOW TO READ THIS REPORT

This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.


In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the technical financial terms that are used in this report.

HOW TO READ THIS REPORT Continued

                 [GRAPHIC OF FINANCIAL HIGHLIGHTS SAMPLE TABLE]

                             FINANCIAL HIGHLIGHTS I

PER-SHARE DATA ($) 2

Income from investment operations: 3
      Net investment income
      Net realized and unrealized gains
      Total income from investment operations

Total return (%) 4


1 The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

2 The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

3 These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

4 Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

5 Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

                 [GRAPHIC OF FINANCIAL HIGHLIGHTS SAMPLE TABLE]

*    1/1/97-10/31/97

**   (0.19)

(-)  0.49

(-)  0.40

(+)  1.89

(++) 1

                                                 Table is for illustration only.


  * In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

 ** In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

 (-) The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

 (-) For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

 (+) This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

(++) The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

(++) Consistently high turnover can result in taxable distributions, which can lower after-tax performance -- although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued

The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.

Symbols that may appear in the Portfolio Holdings:

(1) Top ten holding--shows a fund's ten largest positions, as measured by market value.

+    New holding--a security the fund added during the report period.

[BULLET] Non-income producing security--this includes several categories of securities: those that never pay dividends (such as many growth stocks); those that sometimes pay dividends, but have not done so in the past 12 months; and those that typically do pay dividends, but have missed a recent dividend payment.

[GREATER THAN ARROW] Global Depositary Receipt (GDR)--a security issued in one country that represents a stock issued in another country.

[DIAMOND] American Depositary Receipt (ADR)--a type of GDR that is traded in the United States and priced in U.S. dollars.

[TRIANGLE] Collateral for open futures contracts--indicates a security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.

[RECTANGLE] Issuer is affiliated with the fund's adviser--indicates a security issued by the company that manages the fund, or an affiliate of that company. Substantial ownership of such securities could represent conflict of interest, which is why this disclosure is required.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

PORTFOLIO HOLDINGS

(1) Top ten holding

 +  New holding

[BULLET] Non-income producing security

[GREATER THAN ARROW] Global Depositary Receipt

[DIAMOND] American Depositary Receipt

[TRIANGLE] Collateral for open futures contracts

[RECTANGLE] Issuer is affiliated with the fund's adviser


                  [GRAPHIC OF PORTFOLIO HOLDINGS SAMPLE TABLE]

                                             MARKET VALUE                COST
                                             ------------                ----
COMMON STOCK                   99.9%           $7,368,959             $5,767,040

U.S. TREASURY OBLIGATIONS       0.1%                3,778                  3,778

SHORT-TERM INVESTMENTS                              1,864                  1,864
                              -----            ----------             ----------
TOTAL INVESTMENTS             100.0%            7,374,601              5,772,682


                                                 Table is for illustration only.

    For all bonds, the report shows the security name, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

 ** During its lifetime, a bond may trade at a premium or a discount to its par value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

    In this example, the investment shown is one that seeks to maintain a stable $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

  * In some cases, securities are organized into sub-groups (in this example, stock holdings are organized by industry). For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

(+) In this example, the investment shown is one that seeks to maintain a stable
    $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).


                  [GRAPHIC OF PORTFOLIO HOLDINGS SAMPLE TABLE]


                                                 Table is for illustration only.

(-) Most equity funds keep a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

  * UTILITIES: ELECTRIC & GAS 2.6%
 ** U.S. Treasury Bills
(+) Provident Institutional TempCash
(-) Other Investment Companies

HOW TO READ THIS REPORT Continued

   * The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

 (-) At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

(++) This section gathers the totals from the first two sections in order to compute net assets.

(-x) This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

                [GRAPHIC OF ASSETS AND LIABILITIES SAMPLE TABLE]


                                                 Table is for illustration only.

 ** As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

(+) The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).

(-x) Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS and disclose certain tax information to shareholders. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

                   [GRAPHIC OF FEDERAL TAX DATA SAMPLE TABLE]

                                                 Table is for illustration only.

   * Assets and Liabilities
  ** As of October 31, 2000
 (-) Receivables
 (-) Payables
 (+) Collateral held for securities on loan
(++) Net Assets
(+X) Federal Tax Data
(-X) Net Assets by Source

               [GRAPHIC OF STATEMENT OF OPERATIONS SAMPLE TABLE]

   * Statement of OPERATIONS
  ** NET REALIZED GAINS AND LOSSES
 *** NET UNREALIZED GAINS AND LOSSES
**** Custodian fees
   # Investment adviser and administrator fees
  ## Transfer agent and shareholder service fees:
          Investor Shares
          Select Shares(R)
 ### INCREASE IN NET ASSETS FROM OPERATIONS



                                                 Table is for illustration only.

*The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

**These are the capital gains or losses resulting from securities a fund sold during the report period.

***These represent the change in unrealized gains or losses over the report period.

***To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

*Covers most activities related to managing a fund's portfolio.

##Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information. In funds with more than one share class, these figures are reported by class.

###This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued
                [GRAPHIC OF CHANGES IN NET ASSETS SAMPLE TABLE]

   * Statements of CHANGES IN NET ASSETS
  ** TRANSACTIONS IN FUND SHARES
 ***

OPERATIONS
--------------------------------------------------------
                                        11/1/99-10/31/00
Net investment income ..................     $65,370
Net realized gains .....................      22,632
Net unrealized gains ...................  +1,063,273
                                          ----------
INCREASE IN NET ASSETS FROM OPERATIONS..   1,151,275

****

OPERATIONS
--------------------------------------------------------
                                        11/1/98-10/31/99
Net investment income .....................  $35,310
Net realized gains ........................   (8,303)
Net unrealized gains ......................  371,823
                                             -------
INCREASE IN NET ASSETS FROM OPERATIONS.....  398,830

   # SHARES OUTSTANDING AND NET ASSETS


                                                 Table is for illustration only.

*The Statements of Changes in Net Assets compare a fund's performance during the current report period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

**From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

**The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

***These are the figures for the current report period.

****These are the figures for the previous report period.

#For mutual funds, the number of "shares outstanding" is the number of shares in existence.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK  A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET
www.schwab.com

SCHWAB BY PHONE(TM)

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922

MAIL

Write to SchwabFunds at:
P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


THE SCHWABFUNDS FAMILY


EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

CHARLESSCHWAB

INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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